UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 1

Date of reporting period: November 1, 2006–October 31, 2007

Item 1: Reports to Shareholders

>	For the fiscal year ended October 31, 2007, the Vanguard Municipal Bond Funds posted returns ranging from 1.9% for the Investor Shares of Vanguard High-Yield
Tax-Exempt Fund to 3.8% for the Admiral Shares of Vanguard Short-Term
Tax-Exempt Fund.

>	All seven Vanguard Municipal Bond Funds posted returns that bested the average returns of their peers.

>	In two separate rate cuts, the Federal Reserve Board lowered the target for short-term interest rates to 4.50%, the first cut in September and the second in late October, dampening U.S. Treasury yields, particularly at the short end of the maturity spectrum.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	8
Vanguard Tax-Exempt Money Market Fund	10
Vanguard Short-Term Tax-Exempt Fund	17
Vanguard Limited-Term Tax-Exempt Fund	27
Vanguard Intermediate-Term Tax-Exempt Fund	37
Vanguard Insured Long-Term Tax-Exempt Fund	47
Vanguard Long-Term Tax-Exempt Fund	57
Vanguard High-Yield Tax-Exempt Fund	67
About Your Fund’s Expenses	78
Glossary	81

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2007
					SEC	Taxable-
	Ticker	Total	Income	Capital	Annualized	Equivalent
Vanguard Tax-Exempt Fund	Symbol	Return	Return	Return	Yield[1]	Yield[2]
Money Market[3]	VMSXX	3.6%	3.6%	0.0%	3.41%	5.25%
Short-Term
Investor Shares	VWSTX	3.7	3.4	0.3	3.44	5.29
Admiral™ Shares[4]	VWSUX	3.8	3.5	0.3	3.52	5.42
Limited-Term
Investor Shares	VMLTX	3.6	3.5	0.1	3.57	5.49
Admiral Shares	VMLUX	3.7	3.6	0.1	3.65	5.62
Intermediate-Term
Investor Shares	VWITX	2.7	4.1	–1.4	3.82	5.88
Admiral Shares	VWIUX	2.8	4.2	–1.4	3.90	6.00
Insured Long-Term
Investor Shares	VILPX	2.3	4.5	–2.2	4.09	6.29
Admiral Shares	VILQX	2.4	4.6	–2.2	4.17	6.42
Long-Term
Investor Shares	VWLTX	2.4	4.6	–2.2	4.06	6.25
Admiral Shares	VWLUX	2.4	4.6	–2.2	4.14	6.37
High-Yield
Investor Shares	VWAHX	1.9	4.6	–2.7	4.34	6.68
Admiral Shares	VWALX	2.0	4.7	–2.7	4.42	6.80

1 Seven-day yield for the Tax-Exempt Money Market Fund; 30-day yield for the other funds.

2 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

3 An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

4 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

The 2007 fiscal year was a challenging one for fixed income investors. For the 12-month period, all of the Vanguard Municipal Bond Funds posted modestly positive returns. Among the seven funds, the High-Yield Tax-Exempt Fund had the lowest return (its Investor Shares returned 1.9%), and the Short-Term Tax-Exempt Fund had the highest (3.8% for its Admiral Shares).

As of October 31, the Money Market Tax-Exempt Fund had a yield of 3.41%. At the other end of the maturity spectrum, the Long-Term Tax-Exempt Fund’s Admiral Shares had a yield of 4.14%. The yields of these two funds were equivalent to taxable-bond yields of 5.25% and 6.37%, respectively, for investors in the highest federal income tax bracket.

For all of the funds, the taxable equivalent yields are listed in the table on page 1.

Bond investors converged on high-quality issues

As troubles in the subprime credit markets rippled across the financial markets, bond investors sought the relative safety of U.S. Treasury bonds. This “flight to quality” drove prices for Treasuries higher and yields lower, and widened the spread between Treasury yields and the yields of riskier bonds. Declines in Treasury yields were steepest at the short end of the maturity spectrum, aided by the actions of the Federal Reserve Board. The central bank lowered the target for short-term interest rates to 4.50% in two separate rate cuts (a half-percentage-point in September and a quarter-point on October 31). The yield of the 3-month Treasury bill finished the fiscal period at 3.92%, after spending much of the year near 5%; the 10-year Treasury note ended at 4.47%.

For the year, the broad taxable bond market returned 5.4%. Returns from tax-exempt bonds were lower, as these issues did not benefit from the late-summer rally in Treasuries.

Stocks rode a bumpy path to impressive results

Despite some volatility, the U.S. stock market produced strong results during the fund’s fiscal year. Ongoing problems with low-quality mortgage loans (an unpleasant postscript to the housing downturn) rattled financial markets in the spring and summer, and continued to make investors skittish through the close of the fiscal period. At the end of October, crude oil prices touched historic highs, while the U.S. dollar dipped to record lows versus other major currencies.

Still, the broad U.S. stock market returned an impressive 15.3%. Large-capitalization stocks outperformed small-caps, and growth stocks outperformed value stocks—both continuing recent months’ reversals of longer-term trends.

International companies performed even better than domestic issues. Stocks in emerging markets fared particularly well,

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2007
	One Year	Three Years	Five Years
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.4%	3.9%	4.4%
Lehman Municipal Bond Index	2.9	3.7	4.5
Citigroup 3-Month Treasury Bill Index	5.0	4.1	2.9

Stocks
Russell 1000 Index (Large-caps)	15.0%	13.8%	14.5%
Russell 2000 Index (Small-caps)	9.3	13.7	18.7
Dow Jones Wilshire 5000 Index (Entire market)	15.3	14.2	15.3
MSCI All Country World Index ex USA (International)	33.0	27.4	26.4

CPI
Consumer Price Index	3.5%	3.1%	2.9%

followed by European and Pacific region stocks (Japan was a notable laggard). The weak U.S. dollar boosted foreign stock returns for U.S.-based investors.

The funds persevered in a difficult environment

Despite widespread concern regarding the larger economic impact of subprime lending on the financial markets, in 2007 the Vanguard Municipal Bond Funds persevered, delivering a respectable performance. At the fiscal year-end, municipal yields were lower than where they had started for short-term issues, but slightly higher for the longest-term bonds. The pace of new bond issuance increased from a year ago, as states and municipalities took advantage of generally low interest rates.

Over the 12 months, the share prices of the Short- and Limited-Term Municipal Bond Funds rose; at the longer end of the maturity spectrum, the remaining four bond funds experienced slight share-price decreases. The Tax-Exempt Money Market Fund returned 3.6% for the full 12 months. Its share price remained unchanged, maintaining a net asset value of $1, which is expected but not guaranteed.

Late-summer turmoil in the fixed income markets put extra pressure on longer-term bonds. Thus, of the longer-term munis, the Investor Shares of the High-Yield Tax-Exempt Fund had the weakest return, at 1.9% (Admiral Shares, 2.0%), with the Insured Long-Term Fund registering a bit more (2.3% for Investor Shares; 2.4% for Admiral Shares) and the Long-Term Fund

Total Returns
Fiscal Year Ended October 31, 2007

		Average
	Vanguard	Competing
Tax-Exempt Fund Investor Shares	Fund	Fund[1]
Money Market	3.6%	3.0%
Short-Term	3.7	3.6
Limited-Term	3.6	2.9
Intermediate-Term	2.7	2.4
Insured Long-Term	2.3	1.6
Long-Term	2.4	1.5
High-Yield	1.9	0.2

1 Derived from data provided by Lipper Inc.

returning 2.4% for both of its share classes. The Intermediate-Term Tax-Exempt Fund returned 2.7% (Admiral Shares, 2.8%). The Short-Term and Limited-Term Tax-Exempt Funds recorded small share-price increases. The Investor Shares of the Short-Term Fund returned 3.7% (3.8% for Admiral Shares), and the Limited-Term Fund returned 3.6% (3.7% for Admiral Shares).

Vanguard Fixed Income Group, the funds’ advisor, continues to focus on generating stable income for bond investors. The group focuses its credit-research and portfolio-management skills on developing strategies to produce portfolios that feature low costs, peer-beating income, and the highest quality—a combination that is highly useful to investors in the fixed income markets.

The funds continued to outpace their peers

Over the short term, the Vanguard Municipal Bond Funds have occasionally lagged the average returns of their peers, but over longer periods the funds continue to assert their advantage. For the past decade, the returns of all seven funds have topped the average returns of their peer groups, a tribute both to the skill of the funds’ advisor and to the power of Vanguard’s low costs.

Total Returns
Ten Years Ended October 31, 2007
		Average
		Annual Return
		Average
	Vanguard	Competing
Tax-Exempt Fund Investor Shares	Fund	Fund[1]
Money Market	2.6%	2.1%
Short-Term	3.2	3.0
Limited-Term	3.8	3.2
Intermediate-Term	4.5	4.1
Insured Long-Term	5.3	4.2
Long-Term	5.1	4.2
High-Yield	5.1	4.3
The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Derived from data provided by Lipper Inc.

Low costs: One aspect of the Vanguard advantage

One of the keys to Vanguard Municipal Bond Funds’ strong performance when compared with our competitors is our low expenses. Low costs allow our shareholders to keep more of their funds’ returns in their pockets.

The municipal bond market has tens of thousands of issuers—from the largest state governments to the smallest local school districts. The funds’ portfolio managers can focus their research efforts and portfolio management decisions on the higher-quality issues in this investable universe, because low costs mean there’s no need to sacrifice credit quality for higher yields in an effort to provide competitive returns.

For investors in higher tax brackets, we believe the Vanguard Municipal Bond Funds are an excellent way to participate in the tax-exempt bond markets.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

November 14, 2007

Expense Ratios[1]
Your fund compared with its peer group
			Peer-Group
	Investor	Admiral	Expense
Tax-Exempt Fund	Shares	Shares	Ratio
Money Market	0.10%	—	0.74%
Short-Term	0.15	0.08%	0.63
Limited-Term	0.15	0.08	0.84
Intermediate-Term	0.15	0.08	0.90
Insured Long-Term	0.15	0.08	1.15
Long-Term	0.15	0.08	1.09
High-Yield	0.15	0.08	1.16

1 Fund expense ratios reflect the 12 months ended October 31, 2007. Peer groups are: for the Tax-Exempt Money Market Fund, the Average Tax-Exempt Money Market Fund; for the Short-Term Tax-Exempt Fund, the Average 1–2 Year Municipal Fund; for the Limited-Term Tax-Exempt Fund, the Average 1–5 Year Municipal Fund; for the Intermediate-Term Tax-Exempt Fund, the Average Intermediate Municipal Fund; for the Insured Long-Term Tax-Exempt Fund, the Average Insured Municipal Fund; for the Long-Term Tax-Exempt Fund, the Average General Municipal Fund; and for the High-Yield Tax-Exempt Fund, the Average High-Yield Municipal Fund. Peer-group expense ratios are derived form data provided by Lipper Inc. and capture data through year-end 2006.

Your Fund’s Performance at a Glance
October 31, 2006–October 31, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
Tax-Exempt Fund	Share Price	Share Price	Dividends	Gains
Money Market	$1.00	$1.00	$0.036	$0.000
Short-Term
Investor Shares	15.58	15.62	0.526	0.000
Admiral Shares	15.58	15.62	0.537	0.000
Limited-Term
Investor Shares	10.72	10.73	0.371	0.000
Admiral Shares	10.72	10.73	0.378	0.000
Intermediate-Term
Investor Shares	13.37	13.18	0.548	0.000
Admiral Shares	13.37	13.18	0.557	0.000
Insured Long-Term
Investor Shares	12.68	12.38	0.569	0.019
Admiral Shares	12.68	12.38	0.578	0.019
Long-Term
Investor Shares	11.34	11.09	0.512	0.000
Admiral Shares	11.34	11.09	0.520	0.000
High-Yield
Investor Shares	10.91	10.62	0.497	0.000
Admiral Shares	10.91	10.62	0.505	0.000

Advisor’s Report

For the fiscal year ended October 31, 2007, the Vanguard Municipal Bond Funds posted returns ranging from 1.9% for the Investor Shares of Vanguard High-Yield Tax-Exempt Fund to 3.8% for the Admiral Shares of Vanguard Short-Term Tax-Exempt Fund. All seven funds posted returns that bested the average returns of their peers.

The investment environment

Over the past year, the U.S. economy has expanded slightly below its potential long-run growth rate. Through the third quarter of 2007, Commerce Department estimates indicated that real economic output had increased by a bit less than 3% over the previous 12 months. The Commerce Department’s estimate of real gross domestic product (GDP) growth through third-quarter 2007 was 2.6%. Consumer spending, adjusted for inflation, expanded at a respectable clip, thanks to rising incomes and a fairly tight labor market. Consensus growth expectations point to a continued moderation in real GDP growth going forward, as the housing recession continues and the attendant “credit crunch” increases financing costs.

The rate of consumer inflation has stayed somewhat elevated through the course of 2007 as food and energy prices have risen. For the year ended October 31, the Consumer Price Index (CPI) remained at 3.5%. Expectations for core CPI inflation are for a modest and gradual deceleration toward or even below 2% in coming months.

Following its surprise 50-basis-point reduction in the discount rate in August, the Federal Reserve Board lowered its federal funds target rate by 50 basis points, to 4.75% on September 18, and then again to 4.50% on October 31. In its October 31 statement, the Fed commented that the “upside risks to inflation roughly balance the downside risks to growth,” suggesting to some that the Fed was less inclined to reduce interest rates again in the near term. Nevertheless, many financial market participants expect further reductions in the federal funds rate, given expectations for slower growth, stable core inflation rates, and ongoing concerns regarding the availability of credit.

Impact of subprime lending woes

Over the last 12 months, municipal bonds underperformed U.S. Treasuries across the yield curve. These relative performances reflected a global “flight to quality” that produced a rally in U.S. Treasuries, as subprime lending woes continued to reverberate through the credit markets. The net effect was to cheapen tax-exempt bonds to extraordinarily attractive levels on an after-tax basis for high-quality municipals.

For fiscal year 2007, total tax-exempt issuance increased 7.6% to $399.9 billion. Bonds issued to raise new money rose 11.8% to $275.7 billion, while refunding of older high-coupon debt was up slightly (1.1%). By the end of the fiscal year, municipal market issuance appeared to be heading toward a record-breaking volume for calendar-year 2007.

Management of the funds

Turmoil in the fixed income markets in the late summer put extra pressure on longer-term and riskier bonds. Of the longer-term municipals, the Insured Long-Term Tax-Exempt Fund had the weakest return, at 2.3%, just behind the Long-Term Tax-Exempt Fund, at 2.4%. The Limited-Term Fund returned 3.6%, and the Short-Term Fund returned 3.7%.

Recent news about municipal insurance companies has brought into question the durability of “AAA” ratings, given exposure to residential mortgage-backed securities. It is important to remember that the decision to invest in insured bonds and money market instruments is first and foremost dependent upon the quality of the underlying tax-exempt issuer.

As a matter of course, Vanguard always looks carefully beneath the surface, to an evaluation of the underlying credit as the key factor in the purchase of a tax-exempt instrument. Our large and experienced municipal credit group conducts a focused and diligent examination of all holdings, and we believe our shareholders can continue to rely on the rigorous review and oversight process that is consistent with our funds’ objectives.

We expect that our funds’ combination of low costs, prudent management, and bias toward high-quality issues will continue to produce more-than-competitive returns.

Pamela Wisehaupt Tynan, Principal

Reid O. Smith, Principal

Vanguard Fixed Income Group

November 20, 2007

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
	October 31,	October 31,
Maturity	2006	2007
2 years	3.47%	3.33%
5 years	3.45	3.47
10 years	3.64	3.81
30 years	4.07	4.40

Source: Vanguard.

Tax-Exempt Money Market Fund

Fund Profile

As of October 31, 2007

Financial Attributes

Yield	3.4%
Average Weighted Maturity	30 days
Average Quality[1]	MIG-1
Expense Ratio	0.10%

Largest State Concentrations[2]

Texas	16.9%
Illinois	9.0
Florida	5.8
Michigan	4.2
North Carolina	4.0
Tennessee	4.0
Colorado	3.9
Georgia	3.9
Washington	3.0
Wisconsin	2.7
Top Ten	57.4%

Distribution by Credit Quality[3](% of portfolio)

MIG-1/SP-1+/F-1+	91.2%
A-1/P-1	8.2
AAA/AA	0.6

1 Moody’s Investors Service.

2 Percentages of total net assets, excluding any futures contracts.

3 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

See page 81 for a glossary of investment terms.

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Cumulative Performance: October 31, 1997–October 31, 2007

Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2007		of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Exempt Money Market Fund[1]	3.65%	2.21%	2.60%	$12,932
Average Tax-Exempt Money Market Fund[2]	3.02	1.62	2.06	12,267

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Returns for the Average Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): October 31, 1997–October 31, 2007
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1998	3.4%	3.0%
1999	3.1	2.6
2000	3.9	3.4
2001	3.2	2.6
2002	1.5	0.9
2003	1.0	0.5
2004	1.0	0.5
2005	2.1	1.5
2006	3.3	2.7
2007	3.6	3.0
SEC 7-Day Annualized Yield (10/31/2007): 3.41%

Average Annual Total Returns: Periods Ended September 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Exempt Money Market[2]	6/10/1980	3.64%	2.17%	0.00%	2.60%	2.60%

1 Returns for the average tax-exempt money market fund are derived from Lipper Inc.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table on page 15 for dividend and capital gains information.

Tax-Exempt Money Market Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Exempt Money Market Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2007
($000)
Investment Income
Income
Interest[1]	752,408
Total Income	752,408
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,661
Management and Administrative	12,602
Marketing and Distribution	5,251
Custodian Fees	105
Auditing Fees	18
Shareholders’ Reports	225
Trustees’ Fees and Expenses	22
Total Expenses	19,884
Net Investment Income	732,524
Realized Net Gain (Loss) on Investment Securities Sold	550
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	733,074

1 Interest income from an affiliated company of the fund was $23,405,000.

Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	732,524	583,431
Realized Net Gain (Loss)	550	(47)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	733,074	583,384
Distributions
Net Investment Income	(732,524)	(583,431)
Realized Capital Gain	—	—
Total Distributions	(732,524)	(583,431)
Capital Share Transactions (at $1.00)
Issued	20,617,898	18,886,112
Issued in Lieu of Cash Distributions	693,545	550,007
Redeemed	(18,409,309)	(17,681,611)
Net Increase (Decrease) from Capital Share Transactions	2,902,134	1,754,508
Total Increase (Decrease)	2,902,684	1,754,461
Net Assets
Beginning of Period	19,116,446	17,361,985
End of Period	22,019,130	19,116,446

Tax-Exempt Money Market Fund

Financial Highlights

			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.036	.032	.021	.010	.010
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.036	.032	.021	.010	.010
Distributions
Dividends from Net Investment Income	(.036)	(.032)	(.021)	(.010)	(.010)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.036)	(.032)	(.021)	(.010)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	3.65%	3.26%	2.13%	1.03%	0.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,019	$19,116	$17,362	$14,936	$12,434
Ratio of Total Expenses to
Average Net Assets	0.10%	0.13%	0.13%	0.13%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.59%	3.22%	2.12%	1.03%	0.97%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investment securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At October 31, 2007, the fund had contributed capital of $1,805,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.80% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning November 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of October 31, 2007, no provision for income tax would be required in the fund’s financial statements.

Short-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2007

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	450	6,086	41,655
Yield		—	—
Investor Shares	3.4%
Admiral Shares	3.5%
Yield to Maturity	3.5%[3]	3.6%	4.1%
Average Coupon	4.6%	5.2%	5.0%
Average Effective Maturity	1.2 years	3.0 years	13.4 years
Average Quality	AA+	AAA	AA+
Average Duration	1.7 years	2.6 years	7.1 years
Expense Ratio		—	—
Investor Shares	0.15%
Admiral Shares	0.08%
Short-Term Reserves	0.2%	—	—

Largest State Concentrations[4]

Texas	17.8%
Florida	9.2
New York	6.3
Illinois	6.1
Pennsylvania	4.9
Washington	4.9
Georgia	3.6
California	3.3
Nevada	3.1
Tennessee	3.1
Top Ten	62.3%

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.87	0.38
Beta	0.44	0.13

Distribution by Maturity (% of portfolio)

Under 1 Year	47.7%
1–3 Years	49.1
3–5 Years	3.1
Over 5 Years	0.1

Distribution by Credit Quality (% of portfolio)

AAA	65.8%
AA	27.6
A	5.8
BBB	0.5
Other	0.3

Investment Focus

1 Lehman 3 Year Municipal Bond Index.

2 Lehman Municipal Bond Index.

3 Before expenses.

4 Percentages of total net assets, excluding any futures contracts.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 81.

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1997–October 31, 2007

Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2007		of a $10,000
	One Year	Five Years	Ten Years	Investment
Short-Term Tax-Exempt Fund Investor Shares[1]	3.70%	2.34%	3.16%	$13,645
Lehman Municipal Bond Index	2.91	4.46	5.29	16,751
Lehman 3 Year Municipal Bond Index	4.01	2.70	3.96	14,740
Average 1–2 Year Municipal Fund[2]	3.59	2.15	3.04	13,485

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
Short-Term Tax-Exempt Fund Admiral Shares	3.77%	2.41%	2.73%	$119,840
Lehman Municipal Bond Index	2.91	4.46	5.05	139,177
Lehman 3 Year Municipal Bond Index	4.01	2.70	3.45	125,567

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.

3 Performance for the Admiral Shares and comparative standards is calculated since the inception date for Admiral Shares: February 12, 2001.

Short-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1997–October 31, 2007

		Investor Shares		Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	0.5%	4.0%	4.5%	5.7%
1999	–1.0	3.7	2.7	2.2
2000	0.1	4.1	4.2	4.9
2001	1.5	4.2	5.7	8.7
2002	–0.1	2.9	2.8	4.8
2003	0.3	2.0	2.3	3.9
2004	–0.6	1.8	1.2	2.2
2005	–0.9	2.2	1.3	0.3
2006	0.3	2.9	3.2	3.1
2007	0.3	3.4	3.7	4.0

Average Annual Total Returns: Periods Ended September 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	9/1/1977	3.60%	2.23%	0.03%	3.12%	3.15%
Admiral Shares	2/12/2001	3.67	2.30	–0.05[3]	2.76[3]	2.71[3]

1 Lehman 3 Year Municipal Bond Index.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Return since inception.

Note: See Financial Highlights tables on pages 22 and 23 for dividend and capital gains information.

Short-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Short-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2007
($000)
Investment Income
Income
Interest[1]	142,484
Total Income	142,484
Expenses
The Vanguard Group—Note B
Investment Advisory Services	335
Management and Administrative—Investor Shares	1,150
Management and Administrative—Admiral Shares	1,188
Marketing and Distribution—Investor Shares	284
Marketing and Distribution—Admiral Shares	777
Custodian Fees	65
Auditing Fees	21
Shareholders’ Reports—Investor Shares	43
Shareholders’ Reports—Admiral Shares	14
Trustees’ Fees and Expenses	4
Total Expenses	3,881
Expenses Paid Indirectly—Note C	(50)
Net Expenses	3,831
Net Investment Income	138,653
Realized Net Gain (Loss)
Investment Securities Sold	(3,025)
Futures Contracts	80
Realized Net Gain (Loss)	(2,945)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	15,485
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	15,485
Net Increase (Decrease) in Net Assets Resulting from Operations	151,193

1 Interest income from an affiliated company of the fund was $2,161,000.

Short-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	138,653	121,695
Realized Net Gain (Loss)	(2,945)	(3,801)
Change in Unrealized Appreciation (Depreciation)	15,485	14,863
Net Increase (Decrease) in Net Assets Resulting from Operations	151,193	132,757
Distributions
Net Investment Income
Investor Shares	(36,049)	(35,100)
Admiral Shares	(102,604)	(86,595)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(138,653)	(121,695)
Capital Share Transactions—Note F
Investor Shares	(101,961)	(246,823)
Admiral Shares	99,627	89,807
Net Increase (Decrease) from Capital Share Transactions	(2,334)	(157,016)
Total Increase (Decrease)	10,206	(145,954)
Net Assets
Beginning of Period	4,107,377	4,253,331
End of Period	4,117,583	4,107,377

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$15.58	$15.53	$15.67	$15.77	$15.73
Investment Operations
Net Investment Income	.526	.443	.340	.292	.317
Net Realized and Unrealized Gain (Loss)
on Investments	.040	.050	(.140)	(.100)	.040
Total from Investment Operations	.566	.493	.200	.192	.357
Distributions
Dividends from Net Investment Income	(.526)	(.443)	(.340)	(.292)	(.317)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.526)	(.443)	(.340)	(.292)	(.317)
Net Asset Value, End of Period	$15.62	$15.58	$15.53	$15.67	$15.77

Total Return[1]	3.70%	3.22%	1.29%	1.23%	2.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,040	$1,139	$1,382	$2,198	$2,144
Ratio of Total Expenses to
Average Net Assets	0.15%	0.16%	0.16%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.37%	2.85%	2.16%	1.86%	2.01%
Portfolio Turnover Rate	51%	49%	30%	10%	25%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Short-Term Tax-Exempt Fund

Admiral Shares

			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$15.58	$15.53	$15.67	$15.77	$15.73
Investment Operations
Net Investment Income	.537	.455	.351	.300	.327
Net Realized and Unrealized Gain (Loss)
on Investments	.040	.050	(.140)	(.100)	.040
Total from Investment Operations	.577	.505	.211	.200	.367
Distributions
Dividends from Net Investment Income	(.537)	(.455)	(.351)	(.300)	(.327)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.537)	(.455)	(.351)	(.300)	(.327)
Net Asset Value, End of Period	$15.62	$15.58	$15.53	$15.67	$15.77

Total Return	3.77%	3.30%	1.37%	1.28%	2.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,078	$2,969	$2,871	$2,433	$2,428
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.44%	2.92%	2.26%	1.91%	2.05%
Portfolio Turnover Rate	51%	49%	30%	10%	25%

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Short-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2007, the fund had contributed capital of $345,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.34% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2007, these arrangements reduced the fund’s management and administrative expenses by $49,000 and custodian fees by $1,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2007, the fund had available realized losses of $12,077,000 to offset future net capital gains of $14,000 through October 31, 2008, $127,000 through October 31, 2010, $2,850,000 through October 31, 2011, $59,000 through October 31, 2012, $2,281,000 through October 31, 2013, $3,801,000 through October 31, 2014, and 2,945,000 through October 31, 2015.

At October 31, 2007, the cost of investment securities for tax purposes was $4,123,060,000. Net unrealized appreciation of investment securities for tax purposes was $5,004,000, consisting of unrealized gains of $8,123,000 on securities that had risen in value since their purchase and $3,119,000 in unrealized losses on securities that had fallen in value since their purchase.

Short-Term Tax-Exempt Fund

E. During the year ended October 31, 2007, the fund purchased $1,391,808,000 of investment securities and sold $1,375,181,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	380,978	24,462	466,121	30,018
Issued in Lieu of Cash Distributions	30,545	1,961	29,246	1,883
Redeemed	(513,484)	(32,967)	(742,190)	(47,795)
Net Increase (Decrease)—Investor Shares	(101,961)	(6,544)	(246,823)	(15,894)
Admiral Shares
Issued	1,130,745	72,604	1,343,845	86,534
Issued in Lieu of Cash Distributions	84,673	5,436	70,993	4,570
Redeemed	(1,115,791)	(71,644)	(1,325,031)	(85,327)
Net Increase (Decrease)—Admiral Shares	99,627	6,396	89,807	5,777

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning November 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of October 31, 2007, no provision for income tax would be required in the fund’s financial statements.

Limited-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2007

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	718	6,086	41,655
Yield		—	—
Investor Shares	3.6%
Admiral Shares	3.7%
Yield to Maturity	3.6%[3]	3.6%	4.1%
Average Coupon	4.8%	5.2%	5.0%
Average Effective
Maturity	3.0 years	3.0 years	13.4 years
Average Quality	AA+	AAA	AA+
Average Duration	3.0 years	2.6 years	7.1 years
Expense Ratio		—	—
Investor Shares	0.15%
Admiral Shares	0.08%
Short-Term Reserves	0%	—	—

Largest State Concentrations[4]

New York	10.1%
Texas	9.0
California	8.1
Florida	7.7
Washington	5.5
New Jersey	4.6
Massachusetts	4.4
North Carolina	4.1
Illinois	3.8
Ohio	3.3
Top Ten	60.6%

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.94	0.66
Beta	0.90	0.34

Distribution by Maturity (% of portfolio)

Under 1 Year	25.4%
1–3 Years	27.8
3–5 Years	25.9
Over 5 Years	20.9

Distribution by Credit Quality (% of portfolio)

AAA	63.2%
AA	24.6
A	7.9
BBB	4.0
BB	0.1
Other	0.2

Investment Focus

1	Lehman 3 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Percentages of total net assets, excluding any futures contracts.
5	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 81.

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1997–October 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2007			of a $10,000
	One Year	Five Years	Ten Years	Investment
Limited-Term Tax-Exempt Fund Investor Shares[1]	3.62%	2.69%	3.76%	$14,458
Lehman Municipal Bond Index	2.91	4.46	5.29	16,751
Lehman 3 Year Municipal Bond Index	4.01	2.70	3.96	14,740
Average 1–5 Year Municipal Fund[2]	2.87	2.35	3.24	13,754

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
Limited-Term Tax-Exempt Fund Admiral Shares	3.69%	2.76%	3.31%	$124,454
Lehman Municipal Bond Index	2.91	4.46	5.02	138,986
Lehman 3 Year Municipal Bond Index	4.01	2.70	3.45	125,567

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.

3 Performance for the Admiral Shares and comparative standards is calculated since the inception date for Admiral Shares: February 12, 2001.

Limited-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1997–October 31, 2007

		Investor Shares		Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	1.0%	4.4%	5.4%	5.7%
1999	–2.4	4.2	1.8	2.2
2000	0.5	4.5	5.0	4.9
2001	3.3	4.6	7.9	8.7
2002	0.1	3.9	4.0	4.8
2003	0.7	3.3	4.0	3.9
2004	–1.1	2.9	1.8	2.2
2005	–2.3	3.0	0.7	0.3
2006	0.1	3.3	3.4	3.1
2007	0.1	3.5	3.6	4.0

Average Annual Total Returns: Periods Ended September 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	8/31/1987	3.60%	2.45%	–0.01%	3.77%	3.76%
Admiral Shares	2/12/2001	3.67	2.52	–0.20[3]	3.51[3]	3.31[3]

1 Lehman 3 Year Municipal Bond Index.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Return since inception.

Note: See Financial Highlights tables on pages 32 and 33 for dividend and capital gains information.

Limited-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Limited-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2007
($000)
Investment Income
Income
Interest[1]	240,005
Total Income	240,005
Expenses
The Vanguard Group—Note B
Investment Advisory Services	549
Management and Administrative—Investor Shares	2,036
Management and Administrative—Admiral Shares	1,962
Marketing and Distribution—Investor Shares	497
Marketing and Distribution—Admiral Shares	1,229
Custodian Fees	61
Auditing Fees	23
Shareholders’ Reports—Investor Shares	73
Shareholders’ Reports—Admiral Shares	24
Trustees’ Fees and Expenses	7
Total Expenses	6,461
Expenses Paid Indirectly—Note C	(128)
Net Expenses	6,333
Net Investment Income	233,672
Realized Net Gain (Loss)
Investment Securities Sold	(9,192)
Futures Contracts	(2,464)
Realized Net Gain (Loss)	(11,656)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	16,020
Futures Contracts	(496)
Change in Unrealized Appreciation (Depreciation)	15,524
Net Increase (Decrease) in Net Assets Resulting from Operations	237,540

1 Interest income from an affiliated company of the fund was $1,724,000.

Limited-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	233,672	218,644
Realized Net Gain (Loss)	(11,656)	(15,255)
Change in Unrealized Appreciation (Depreciation)	15,524	23,643
Net Increase (Decrease) in Net Assets Resulting from Operations	237,540	227,032
Distributions
Net Investment Income
Investor Shares	(64,936)	(67,728)
Admiral Shares	(168,736)	(150,916)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(233,672)	(218,644)
Capital Share Transactions—Note F
Investor Shares	(185,519)	(369,475)
Admiral Shares	228,759	194,852
Net Increase (Decrease) from Capital Share Transactions	43,240	(174,623)
Total Increase (Decrease)	47,108	(166,235)
Net Assets
Beginning of Period	6,665,364	6,831,599
End of Period	6,712,472	6,665,364

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.72	$10.71	$10.96	$11.08	$11.00
Investment Operations
Net Investment Income	.371	.344	.326	.318	.355
Net Realized and Unrealized Gain (Loss)
on Investments	.010	.010	(.250)	(.120)	.080
Total from Investment Operations	.381	.354	.076	.198	.435
Distributions
Dividends from Net Investment Income	(.371)	(.344)	(.326)	(.318)	(.355)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.371)	(.344)	(.326)	(.318)	(.355)
Net Asset Value, End of Period	$10.73	$10.72	$10.71	$10.96	$11.08

Total Return[1]	3.62%	3.37%	0.71%	1.82%	4.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,798	$1,983	$2,351	$3,553	$3,148
Ratio of Total Expenses to
Average Net Assets	0.15%	0.16%	0.16%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.46%	3.23%	3.01%	2.89%	3.19%
Portfolio Turnover Rate	32%	27%	17%	8%	13%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Limited-Term Tax-Exempt Fund

Admiral Shares

			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.72	$10.71	$10.96	$11.08	$11.00
Investment Operations
Net Investment Income	.378	.352	.334	.324	.362
Net Realized and Unrealized Gain (Loss)
on Investments	.010	.010	(.250)	(.120)	.080
Total from Investment Operations	.388	.362	.084	.204	.442
Distributions
Dividends from Net Investment Income	(.378)	(.352)	(.334)	(.324)	(.362)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.378)	(.352)	(.334)	(.324)	(.362)
Net Asset Value, End of Period	$10.73	$10.72	$10.71	$10.96	$11.08

Total Return	3.69%	3.45%	0.78%	1.87%	4.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,914	$4,682	$4,481	$3,395	$3,286
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.53%	3.30%	3.08%	2.95%	3.25%
Portfolio Turnover Rate	32%	27%	17%	8%	13%

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds’ pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Limited-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2007, the fund had contributed capital of $563,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.56% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2007, these arrangements reduced the fund’s management and administrative expenses by $122,000 and custodian fees by $6,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2007, the fund had available realized losses of $85,890,000 to offset future net capital gains of $2,880,000 through October 31, 2008, $815,000 through October 31, 2009, $31,765,000 through October 31, 2011, $1,396,000 through October 31, 2012, $20,383,000 through October 31, 2013, $16,166,000 through October 31, 2014, and $12,485,000 through October 31, 2015.

The fund had realized losses totaling $353,000 through October 31, 2007, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2007, cost of investment securities for tax purposes was $6,648,951,000. Net unrealized appreciation of investment securities for tax purposes was $489,000, consisting of unrealized gains of $17,883,000 on securities that had risen in value since their purchase and $17,394,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2007, the fund purchased $1,878,348,000 of investment securities and sold $2,091,012,000 of investment securities, other than temporary cash investments.

Limited-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	595,187	55,678	641,678	60,070
Issued in Lieu of Cash Distributions	55,007	5,143	56,462	5,286
Redeemed	(835,713)	(78,168)	(1,067,615)	(99,939)
Net Increase (Decrease)—Investor Shares	(185,519)	(17,347)	(369,475)	(34,583)
Admiral Shares
Issued	1,508,998	141,138	1,646,248	154,113
Issued in Lieu of Cash Distributions	134,376	12,564	118,483	11,094
Redeemed	(1,414,615)	(132,312)	(1,569,879)	(146,989)
Net Increase (Decrease)—Admiral Shares	228,759	21,390	194,852	18,218

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning November 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of October 31, 2007, no provision for income tax would be required in the fund’s financial statements.

Intermediate-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2007

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	1,278	4,222	41,655
Yield		—	—
Investor Shares	3.8%
Admiral Shares	3.9%
Yield to Maturity	3.9%[3]	3.7%	4.1%
Average Coupon	5.0%	5.0%	5.0%
Average Effective
Maturity	6.7 years	7.0 years	13.4 years
Average Quality	AA+	AAA	AA+
Average Duration	5.2 years	5.2 years	7.1 years
Expense Ratio		—	—
Investor Shares	0.15%
Admiral Shares	0.08%
Short-Term Reserves	2.9%	—	—

Largest State Concentrations[4]

California	10.1%
Texas	7.8
Massachusetts	7.4
New Jersey	7.1
New York	6.3
Pennsylvania	4.8
Georgia	4.6
Florida	4.5
North Carolina	3.6
Minnesota	3.5
Top Ten	59.7%

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.93	0.97
Beta	0.92	0.92

Distribution by Maturity (% of portfolio)

Under 1 Year	9.7%
1–5 Years	34.6
5–10 Years	41.5
10–20 Years	11.1
20–30 Years	2.9
Greater than 30 Years	0.2

Distribution by Credit Quality (% of portfolio)

AAA	68.6%
AA	21.5
A	5.0
BBB	4.8
Other	0.1

Investment Focus

1 Lehman 7 Year Municipal Bond Index.

2 Lehman Municipal Bond Index.

3 Before expenses.

4 Percentages of total net assets, excluding any futures contracts.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 81.

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1997–October 31, 2007

Initial Investment of $10,000

		Average Annual Total Returns		Final Value
	Periods Ended October 31, 2007			of a $10,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Tax-Exempt Fund
Investor Shares[1]	2.74%	3.68%	4.55%	$15,600
Lehman Municipal Bond Index	2.91	4.46	5.29	16,751
Lehman 7 Year Municipal Bond Index	3.63	3.92	4.96	16,230
Average Intermediate Municipal Fund[2]	2.36	3.12	4.06	14,882

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
Intermediate-Term Tax-Exempt Fund Admiral Shares	2.81%	3.75%	4.16%	$131,495
Lehman Municipal Bond Index	2.91	4.46	5.01	138,877
Lehman 7 Year Municipal Bond Index	3.63	3.92	4.59	135,206

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.

3 Performance for the Admiral Shares and comparative standards is calculated since the inception date for Admiral Shares: February 12, 2001.

Intermediate-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1997–October 31, 2007

			Investor Shares	Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	1.7%	5.1%	6.8%	7.4%
1999	–5.2	4.8	–0.4	0.0
2000	2.0	5.3	7.3	6.8
2001	4.3	5.1	9.4	9.9
2002	–0.2	4.6	4.4	6.3
2003	0.5	4.2	4.7	5.8
2004	0.7	4.1	4.8	4.6
2005	–3.0	4.0	1.0	0.6
2006	0.8	4.3	5.1	5.0
2007	–1.4	4.1	2.7	3.6

Average Annual Total Returns: Periods Ended September 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	9/1/1977	2.96%	3.24%	–0.02%	4.57%	4.55%
Admiral Shares	2/12/2001	3.03	3.31	–0.20[3]	4.37[3]	4.17[3]

1 Lehman 7 Year Municipal Bond Index.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Return since inception.

Note: See Financial Highlights tables on pages 42 and 43 for dividend and capital gains information.

Intermediate-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Intermiediate-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2007
($000)
Investment Income
Income
Interest[1]	657,323
Total Income	657,323
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,250
Management and Administrative—Investor Shares	5,359
Management and Administrative—Admiral Shares	5,155
Marketing and Distribution—Investor Shares	1,276
Marketing and Distribution—Admiral Shares	2,023
Custodian Fees	114
Auditing Fees	24
Shareholders’ Reports—Investor Shares	200
Shareholders’ Reports—Admiral Shares	71
Trustees’ Fees and Expenses	17
Total Expenses	15,489
Expenses Paid Indirectly—Note C	(342)
Net Expenses	15,147
Net Investment Income	642,176
Realized Net Gain (Loss)
Investment Securities Sold	23,060
Futures Contracts	(26,119)
Realized Net Gain (Loss)	(3,059)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(206,272)
Futures Contracts	40
Change in Unrealized Appreciation (Depreciation)	(206,232)
Net Increase (Decrease) in Net Assets Resulting from Operations	432,885

1 Interest income from an affiliated company of the fund was $18,717,000.

Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	642,176	563,863
Realized Net Gain (Loss)	(3,059)	(23,628)
Change in Unrealized Appreciation (Depreciation)	(206,232)	134,100
Net Increase (Decrease) in Net Assets Resulting from Operations	432,885	674,335
Distributions
Net Investment Income
Investor Shares	(201,124)	(199,408)
Admiral Shares	(441,052)	(364,455)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(642,176)	(563,863)
Capital Share Transactions—Note F
Investor Shares	24,273	113,203
Admiral Shares	2,179,027	1,382,111
Net Increase (Decrease) from Capital Share Transactions	2,203,300	1,495,314
Total Increase (Decrease)	1,994,009	1,605,786
Net Assets
Beginning of Period	14,340,582	12,734,796
End of Period	16,334,591	14,340,582

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$13.37	$13.26	$13.67	$13.58	$13.55
Investment Operations
Net Investment Income	.548	.556	.548	.551	.563
Net Realized and Unrealized Gain (Loss)
on Investments	(.190)	.110	(.410)	.090	.070
Total from Investment Operations	.358	.666	.138	.641	.633
Distributions
Dividends from Net Investment Income	(.548)	(.556)	(.548)	(.551)	(.563)
Distributions from Realized Capital Gains	—	—	—	—	(.040)
Total Distributions	(.548)	(.556)	(.548)	(.551)	(.603)
Net Asset Value, End of Period	$13.18	$13.37	$13.26	$13.67	$13.58

Total Return[1]	2.74%	5.14%	1.02%	4.82%	4.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,851	$4,895	$4,745	$6,858	$6,922
Ratio of Total Expenses to
Average Net Assets	0.15%	0.17%	0.16%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.14%	4.19%	4.06%	4.05%	4.13%
Portfolio Turnover Rate	12%	8%	12%	10%	19%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Intermediate-Term Tax-Exempt Fund

Admiral Shares

				Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$13.37	$13.26	$13.67	$13.58	$13.55
Investment Operations
Net Investment Income	.557	.566	.558	.559	.571
Net Realized and Unrealized Gain (Loss)
on Investments	(.190)	.110	(.410)	.090	.070
Total from Investment Operations	.367	.676	.148	.649	.641
Distributions
Dividends from Net Investment Income	(.557)	(.566)	(.558)	(.559)	(.571)
Distributions from Realized Capital Gains	—	—	—	—	(.040)
Total Distributions	(.557)	(.566)	(.558)	(.559)	(.611)
Net Asset Value, End of Period	$13.18	$13.37	$13.26	$13.67	$13.58

Total Return	2.81%	5.22%	1.09%	4.88%	4.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,484	$9,445	$7,990	$5,145	$4,754
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.21%	4.27%	4.13%	4.11%	4.19%
Portfolio Turnover Rate	12%	8%	12%	10%	19%

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Intermediate-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2007, the fund had contributed capital of $1,357,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.36% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2007, these arrangements reduced the fund’s management and administrative expenses by $323,000 and custodian fees by $19,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2007, the fund had available realized losses of $77,154,000 to offset future net capital gains of $19,291,000 through October 31, 2011, $22,706,000 through October 31, 2013, $32,718,000 through October 31, 2014, and $2,439,000 through October 31, 2015.

The fund had realized losses totaling $30,751,000 through October 31, 2007, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2007, the cost of investment securities for tax purposes was $15,959,683,000. Net unrealized appreciation of investment securities for tax purposes was $150,256,000, consisting of unrealized gains of $218,207,000 on securities that had risen in value since their purchase and $67,951,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2007, the fund purchased $3,411,395,000 of investment securities and sold $1,697,763,000 of investment securities, other than temporary cash investments.

Intermediate-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,633,549	123,274	1,468,116	110,775
Issued in Lieu of Cash Distributions	162,360	12,261	160,583	12,115
Redeemed	(1,771,636)	(133,823)	(1,515,496)	(114,402)
Net Increase (Decrease)—Investor Shares	24,273	1,712	113,203	8,488
Admiral Shares
Issued	3,514,276	265,378	2,638,973	199,137
Issued in Lieu of Cash Distributions	321,955	24,326	261,192	19,704
Redeemed	(1,657,204)	(125,324)	(1,518,054)	(114,636)
Net Increase (Decrease)—Admiral Shares	2,179,027	164,380	1,382,111	104,205

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning November 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of October 31, 2007, no provision for income tax would be required in the fund’s financial statements.

Insured Long-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2007

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	296	6,958	41,655
Yield		—	—
Investor Shares	4.1%
Admiral Shares	4.2%
Yield to Maturity	4.2%[3]	4.0%	4.1%
Average Coupon	4.4%	5.0%	5.0%
Average Effective
Maturity	8.8 years	9.9 years	13.4 years
Average Quality	AAA	AAA	AA+
Average Duration	6.5 years	6.2 years	7.1 years
Expense Ratio		—	—
Investor Shares	0.15%
Admiral Shares	0.08%
Short-Term Reserves	0%	—	—

Largest State Concentrations[4]

California	15.2%
New Jersey	9.1
Texas	8.6
Florida	7.4
New York	5.7
Illinois	5.6
Massachusetts	5.2
Georgia	4.7
Colorado	4.3
Pennsylvania	3.7
Top Ten	69.5%

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.94	0.98
Beta	1.01	1.20

Distribution by Maturity (% of portfolio)

Under 1 Year	7.4%
1–5 Years	25.4
5–10 Years	42.5
10–20 Years	16.2
20–30 Years	6.2
Over 30 Years	2.3

Distribution by Credit Quality (% of portfolio)

AAA	87.9%
AA	9.3
A	2.8

Investment Focus

1 Lehman 10 Year Municipal Bond Index.

2 Lehman Municipal Bond Index.

3 Before expenses.

4 Percentages of total net assets, excluding any futures contracts.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 81.

Insured Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1997–October 31, 2007

Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2007		of a $10,000
	One Year	Five Years	Ten Years	Investment
Insured Long-Term Tax-Exempt Fund
Investor Shares[1]	2.34%	4.32%	5.26%	$16,690
Lehman Municipal Bond Index	2.91	4.46	5.29	16,751
Lehman 10 Year Municipal Bond Index	3.19	4.31	5.28	16,732
Average Insured Municipal Fund[2]	1.63	3.44	4.20	15,088

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
Insured Long-Term Tax-Exempt Fund Admiral Shares	2.41%	4.39%	4.90%	$137,861
Lehman Municipal Bond Index	2.91	4.46	5.00	138,749
Lehman 10 Year Municipal Bond Index	3.19	4.31	4.90	137,922

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.

3 Performance for the Admiral Shares and comparative standards is calculated since the inception date for Admiral Shares: February 12, 2001.

Insured Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1997–October 31, 2007

			Investor Shares	Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	2.4%	5.5%	7.9%	8.3%
1999	–7.7	5.0	–2.7	–1.2
2000	3.8	5.9	9.7	8.2
2001	5.6	5.4	11.0	10.2
2002	0.9	4.8	5.7	6.2
2003	1.0	4.6	5.6	4.9
2004	1.0	4.8	5.8	6.3
2005	–2.5	4.5	2.0	1.2
2006	1.3	4.7	6.0	6.0
2007	–2.2	4.5	2.3	3.2

Average Annual Total Returns: Periods Ended September 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	9/30/1984	2.58%	3.83%	0.29%	4.96%	5.25%
Admiral Shares	2/12/2001	2.65	3.90	0.13[3]	4.78[3]	4.91[3]

1 Lehman 10 Year Municipal Bond Index.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Return since inception.

Note: See Financial Highlights tables on pages 52 and 53 for dividend and capital gains information.

Insured Long-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Insured Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2007
($000)
Investment Income
Income
Interest	153,508
Total Income	153,508
Expenses
The Vanguard Group—Note B
Investment Advisory Services	269
Management and Administrative—Investor Shares	1,038
Management and Administrative—Admiral Shares	1,175
Marketing and Distribution—Investor Shares	209
Marketing and Distribution—Admiral Shares	370
Custodian Fees	27
Auditing Fees	23
Shareholders’ Reports—Investor Shares	57
Shareholders’ Reports—Admiral Shares	20
Trustees’ Fees and Expenses	4
Total Expenses	3,192
Expenses Paid Indirectly—Note C	(188)
Net Expenses	3,004
Net Investment Income	150,504
Realized Net Gain (Loss)
Investment Securities Sold	18,876
Futures Contracts	(16,251)
Realized Net Gain (Loss)	2,625
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(75,935)
Futures Contracts	752
Change in Unrealized Appreciation (Depreciation)	(75,183)
Net Increase (Decrease) in Net Assets Resulting from Operations	77,946

Insured Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	150,504	143,632
Realized Net Gain (Loss)	2,625	8,742
Change in Unrealized Appreciation (Depreciation)	(75,183)	29,356
Net Increase (Decrease) in Net Assets Resulting from Operations	77,946	181,730
Distributions
Net Investment Income
Investor Shares	(42,731)	(45,367)
Admiral Shares	(107,773)	(98,265)
Realized Capital Gain[1]
Investor Shares	(1,448)	(3,009)
Admiral Shares	(3,467)	(5,940)
Total Distributions	(155,419)	(152,581)
Capital Share Transactions—Note F
Investor Shares	13,178	(95,518)
Admiral Shares	265,817	223,730
Net Increase (Decrease) from Capital Share Transactions	278,995	128,212
Total Increase (Decrease)	201,522	157,361
Net Assets
Beginning of Period	3,187,674	3,030,313
End of Period	3,389,196	3,187,674

1 Includes fiscal 2007 and 2006 short-term gain distributions totaling $3,471,000 and $2,069,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

Insured Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.68	$12.56	$12.90	$12.89	$12.85
Investment Operations
Net Investment Income	.569	.577	.578	.587	.580
Net Realized and Unrealized Gain (Loss)
on Investments	(.281)	.157	(.321)	.134	.123
Total from Investment Operations	.288	.734	.257	.721	.703
Distributions
Dividends from Net Investment Income	(.569)	(.577)	(.578)	(.587)	(.580)
Distributions from Realized Capital Gains	(.019)	(.037)	(.019)	(.124)	(.083)
Total Distributions	(.588)	(.614)	(.597)	(.711)	(.663)
Net Asset Value, End of Period	$12.38	$12.68	$12.56	$12.90	$12.89

Total Return[1]	2.34%	6.00%	2.01%	5.76%	5.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$947	$956	$1,043	$1,880	$1,912
Ratio of Total Expenses to
Average Net Assets	0.15%	0.16%	0.16%	0.15%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.55%	4.60%	4.52%	4.50%	4.57%
Portfolio Turnover Rate	34%	19%	15%	18%	17%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Insured Long-Term Tax-Exempt Fund

Admiral Shares

			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.68	$12.56	$12.90	$12.89	$12.85
Investment Operations
Net Investment Income	.578	.586	.587	.594	.587
Net Realized and Unrealized Gain (Loss)
on Investments	(.281)	.157	(.321)	.134	.123
Total from Investment Operations	.297	.743	.266	.728	.710
Distributions
Dividends from Net Investment Income	(.578)	(.586)	(.587)	(.594)	(.587)
Distributions from Realized Capital Gains	(.019)	(.037)	(.019)	(.124)	(.083)
Total Distributions	(.597)	(.623)	(.606)	(.718)	(.670)
Net Asset Value, End of Period	$12.38	$12.68	$12.56	$12.90	$12.89

Total Return	2.41%	6.08%	2.08%	5.82%	5.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,442	$2,232	$1,987	$1,076	$1,008
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.62%	4.67%	4.58%	4.56%	4.63%
Portfolio Turnover Rate	34%	19%	15%	18%	17%

See accompanying Notes, which are an integral part of the Financial Statements.

Insured Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Insured Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Insured Long-Term Tax-Exempt Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2007, the fund had contributed capital of $283,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.29% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2007, these arrangements reduced the fund’s management and administrative expenses by $184,000 and custodian fees by $4,000. The total expense reduction represented an effective annual rate of 0.01% of the fund’s average net assets.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $977,000 from accumulated net realized gains to paid-in capital. For tax purposes, at October 31, 2007, the fund had no capital gains available for distribution.

The fund had realized losses totaling $21,283,000 through October 31, 2007, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At October 31, 2007, the cost of investment securities for tax purposes was $3,260,283,000. Net unrealized appreciation of investment securities for tax purposes was $106,286,000, consisting of unrealized gains of $118,073,000 on securities that had risen in value since their purchase and $11,787,000 in unrealized losses on securities that had fallen in value since their purchase.

At October 31, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(840)	94,579	(773)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Insured Long-Term Tax-Exempt Fund

E. During the year ended October 31, 2007, the fund purchased $1,269,289,000 of investment securities and sold $1,060,782,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	217,636	17,436	148,919	11,865
Issued in Lieu of Cash Distributions	32,379	2,592	34,523	2,749
Redeemed	(236,837)	(18,954)	(278,960)	(22,246)
Net Increase (Decrease)—Investor Shares	13,178	1,074	(95,518)	(7,632)
Admiral Shares
Issued	526,842	42,330	423,044	33,700
Issued in Lieu of Cash Distributions	72,061	5,769	67,671	5,389
Redeemed	(333,086)	(26,789)	(266,985)	(21,297)
Net Increase (Decrease)—Admiral Shares	265,817	21,310	223,730	17,792

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning November 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of October 31, 2007, no provision for income tax would be required in the fund’s financial statements.

Long-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2007

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	258	6,958	41,655
Yield		—	—
Investor Shares	4.1%
Admiral Shares	4.1%
Yield to Maturity	4.0%[3]	4.0%	4.1%
Average Coupon	4.6%	5.0%	5.0%
Average Effective
Maturity	8.9 years	9.9 years	13.4 years
Average Quality	AA+	AAA	AA+
Average Duration	6.4 years	6.2 years	7.1 years
Expense Ratio		—	—
Investor Shares	0.15%
Admiral Shares	0.08%
Short-Term Reserves	7.4%	—	—

Largest State Concentrations[4]

Texas	10.7%
California	9.1
Massachusetts	8.6
New York	7.2
Florida	4.7
Illinois	4.5
Georgia	4.2
New Jersey	4.1
Michigan	3.6
Louisiana	3.4
Top Ten	60.1%

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.95	0.98
Beta	1.00	1.17

Distribution by Maturity (% of portfolio)

Under 1 Year	10.4%
1–5 Years	24.8
5–10 Years	37.4
10–20 Years	16.6
20–30 Years	9.1
Over 30 Years	1.7

Distribution by Credit Quality (% of portfolio)

AAA	69.1%
AA	16.9
A	8.4
BBB	5.4
Other	0.2

Investment Focus

1	Lehman 10 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Percentages of net assets, excluding any futures contracts.
5	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 81.

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1997–October 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2007			of a $10,000
	One Year	Five Years	Ten Years	Investment
Long-Term Tax-Exempt Fund Investor Shares[1]	2.37%	4.33%	5.14%	$16,508
Lehman Municipal Bond Index	2.91	4.46	5.29	16,751
Lehman 10 Year Municipal Bond Index	3.19	4.31	5.28	16,732
Average General Municipal Fund[2]	1.47	3.75	4.23	15,131

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
Long-Term Tax-Exempt Fund Admiral Shares	2.44%	4.40%	4.86%	$137,506
Lehman Municipal Bond Index	2.91	4.46	5.02	138,913
Lehman 10 Year Municipal Bond Index	3.19	4.31	4.90	137,922

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.

3 Performance for the Admiral Shares and comparative standards is calculated since the inception date for Admiral Shares: February 12, 2001.

Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1997–October 31, 2007

			Investor Shares	Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	2.4%	5.4%	7.8%	8.3%
1999	–8.3	4.8	–3.5	–1.2
2000	3.8	5.8	9.6	8.2
2001	6.1	5.4	11.5	10.2
2002	0.1	4.9	5.0	6.2
2003	0.7	4.7	5.4	4.9
2004	1.4	4.7	6.1	6.3
2005	–2.8	4.5	1.7	1.2
2006	1.4	4.7	6.1	6.0
2007	–2.2	4.6	2.4	3.2

Average Annual Total Returns: Periods Ended September 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	9/1/1977	2.54%	3.67%	0.17%	4.97%	5.14%
Admiral Shares	2/12/2001	2.62	3.74	0.03[3]	4.81[3]	4.84[3]

1 Lehman 10 Year Municipal Bond Index.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Return since inception.

Note: See Financial Highlights tables on pages 62 and 63 for dividend and capital gains information.

Long-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2007
($000)
Investment Income
Income
Interest[1]	116,609
Total Income	116,609
Expenses
The Vanguard Group—Note B
Investment Advisory Services	202
Management and Administrative—Investor Shares	694
Management and Administrative—Admiral Shares	812
Marketing and Distribution—Investor Shares	167
Marketing and Distribution—Admiral Shares	419
Custodian Fees	18
Auditing Fees	22
Shareholders’ Reports—Investor Shares	39
Shareholders’ Reports—Admiral Shares	13
Trustees’ Fees and Expenses	3
Total Expenses	2,389
Expenses Paid Indirectly—Note C	(64)
Net Expenses	2,325
Net Investment Income	114,284
Realized Net Gain (Loss)
Investment Securities Sold	6,973
Futures Contracts	(3,364)
Realized Net Gain (Loss)	3,609
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(57,920)
Futures Contracts	(569)
Change in Unrealized Appreciation (Depreciation)	(58,489)
Net Increase (Decrease) in Net Assets Resulting from Operations	59,404

1 Interest income from an affiliated company of the fund was $6,211,000.

Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	114,284	101,253
Realized Net Gain (Loss)	3,609	3,151
Change in Unrealized Appreciation (Depreciation)	(58,489)	27,501
Net Increase (Decrease) in Net Assets Resulting from Operations	59,404	131,905
Distributions
Net Investment Income
Investor Shares	(29,420)	(29,070)
Admiral Shares	(84,864)	(72,183)
Realized Capital Gain
Investor Shares	—	(2,445)
Admiral Shares	—	(5,569)
Total Distributions	(114,284)	(109,267)
Capital Share Transactions—Note F
Investor Shares	27,242	(4,778)
Admiral Shares	315,533	279,942
Net Increase (Decrease) from Capital Share Transactions	342,775	275,164
Total Increase (Decrease)	287,895	297,802
Net Assets
Beginning of Period	2,327,038	2,029,236
End of Period	2,614,933	2,327,038

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.34	$11.23	$11.55	$11.39	$11.36
Investment Operations
Net Investment Income	.512	.516	.513	.522	.525
Net Realized and Unrealized Gain (Loss)
on Investments	(.250)	.153	(.320)	.160	.082
Total from Investment Operations	.262	.669	.193	.682	.607
Distributions
Dividends from Net Investment Income	(.512)	(.516)	(.513)	(.522)	(.525)
Distributions from Realized Capital Gains	—	(.043)	—	—	(.052)
Total Distributions	(.512)	(.559)	(.513)	(.522)	(.577)
Net Asset Value, End of Period	$11.09	$11.34	$11.23	$11.55	$11.39

Total Return[1]	2.37%	6.14%	1.69%	6.14%	5.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$653	$641	$640	$1,122	$1,131
Ratio of Total Expenses to
Average Net Assets	0.15%	0.16%	0.16%	0.15%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.57%	4.61%	4.49%	4.57%	4.59%
Portfolio Turnover Rate	13%	8%	17%	11%	11%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Long-Term Tax-Exempt Fund

Admiral Shares

			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.34	$11.23	$11.55	$11.39	$11.36
Investment Operations
Net Investment Income	.520	.524	.521	.528	.532
Net Realized and Unrealized Gain (Loss)
on Investments	(.250)	.153	(.320)	.160	.082
Total from Investment Operations	.270	.677	.201	.688	.614
Distributions
Dividends from Net Investment Income	(.520)	(.524)	(.521)	(.528)	(.532)
Distributions from Realized Capital Gains	—	(.043)	—	—	(.052)
Total Distributions	(.520)	(.567)	(.521)	(.528)	(.584)
Net Asset Value, End of Period	$11.09	$11.34	$11.23	$11.55	$11.39

Total Return	2.44%	6.22%	1.76%	6.19%	5.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,962	$1,686	$1,390	$823	$799
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.64%	4.68%	4.55%	4.62%	4.65%
Portfolio Turnover Rate	13%	8%	17%	11%	11%

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Long-Term Tax-Exempt Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2007, the fund had contributed capital of $218,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2007, these arrangements reduced the fund’s management and administrative expenses by $63,000 and custodian fees by $1,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $47,000 from accumulated net realized gains to paid-in capital.

The fund used a capital loss carryforward of $433,000 to offset taxable capital gains realized during the year ended October 31, 2007, reducing the amount of capital gains that would otherwise be available to distribute to shareholders. For tax purposes, at October 31, 2007, the fund had no capital gains available for distribution.

The fund had realized losses totaling $14,957,000 through October 31, 2007, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2007, the cost of investment securities for tax purposes was $2,504,346,000. Net unrealized appreciation of investment securities for tax purposes was $72,936,000, consisting of unrealized gains of $89,339,000 on securities that had risen in value since their purchase and $16,403,000 in unrealized losses on securities that had fallen in value since their purchase.

At October 31, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(310)	34,904	(569)

Long-Term Tax-Exempt Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the year ended October 31, 2007, the fund purchased $596,511,000 of investment securities and sold $300,761,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	189,806	16,979	150,887	13,462
Issued in Lieu of Cash Distributions	22,529	2,015	23,779	2,121
Redeemed	(185,093)	(16,577)	(179,444)	(16,024)
Net Increase (Decrease)—Investor Shares	27,242	2,417	(4,778)	(441)
Admiral Shares
Issued	597,314	53,513	478,388	42,678
Issued in Lieu of Cash Distributions	58,823	5,263	51,595	4,604
Redeemed	(340,604)	(30,529)	(250,041)	(22,369)
Net Increase (Decrease)—Admiral Shares	315,533	28,247	279,942	24,913

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning November 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of October 31, 2007, no provision for income tax would be required in the fund’s financial statements.

High-Yield Tax-Exempt Fund

Fund Profile

As of October 31, 2007

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	536	6,958	41,655
Yield		—	—
Investor Shares	4.3%
Admiral Shares	4.4%
Yield to Maturity	4.5%[3]	4.0%	4.1%
Average Coupon	4.6%	5.0%	5.0%
Average Effective
Maturity	9.0 years	9.9 years	13.4 years
Average Quality	A	AAA	AA+
Average Duration	6.4 years	6.2 years	7.1 years
Expense Ratio		—	—
Investor Shares	0.15%
Admiral Shares	0.08%
Short-Term Reserves	1.9%	—	—

Largest State Concentrations[4]

California	12.1%
New York	7.4
New Jersey	6.6
Florida	5.5
Texas	5.3
Tennessee	4.2
Colorado	3.7
Puerto Rico	3.3
South Carolina	3.3
North Carolina	3.1
Top Ten	54.5%

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.87	0.96
Beta	0.85	1.04

Distribution by Maturity (% of portfolio)

Under 1 Year	9.2%
1–5 Years	23.0
5–10 Years	44.6
10–20 Years	12.0
20–30 Years	8.3
Over 30 Years	2.9

Distribution by Credit Quality (% of portfolio)

AAA	33.2%
AA	22.0
A	19.5

BBB	16.4
BB	0.3
B	2.0
Below B/Other	6.6

Investment Focus

1	Lehman 10 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Percentages of total net assets, excluding any futures contracts.
5	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 81.

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1997–October 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2007			of a $10,000
	One Year	Five Years	Ten Years	Investment
High-Yield Tax-Exempt Fund Investor Shares[1]	1.94%	4.93%	5.08%	$16,416
Lehman Municipal Bond Index	2.91	4.46	5.29	16,751
Lehman 10 Year Municipal Bond Index	3.19	4.31	5.28	16,732
Average High Yield Municipal Fund[2]	0.20	5.34	4.34	15,296

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
High-Yield Tax-Exempt Fund Admiral Shares	2.01%	5.00%	4.69%	$131,432
Lehman Municipal Bond Index	2.91	4.46	4.63	131,039
Lehman 10 Year Municipal Bond Index	3.19	4.31	4.64	131,050

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.

3 Performance for the Admiral Shares and comparative standards is calculated since the inception date for Admiral Shares: November 12, 2001.

High-Yield Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1997–October 31, 2007

		Investor Shares		Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	2.6%	5.6%	8.2%	8.3%
1999	–7.8	5.0	–2.8	–1.2
2000	1.8	6.0	7.8	8.2
2001	4.0	5.8	9.8	10.2
2002	–1.7	5.4	3.7	6.2
2003	1.4	5.1	6.5	4.9
2004	1.6	4.9	6.5	6.3
2005	–1.4	4.6	3.2	1.2
2006	1.9	4.7	6.6	6.0
2007	–2.7	4.6	1.9	3.2

Average Annual Total Returns: Periods Ended September 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	12/27/1978	2.30%	4.36%	–0.08%	5.18%	5.10%
Admiral Shares	11/12/2001	2.37	4.43	–0.24[3]	4.94[3]	4.70[3]

1 Lehman 10 Year Municipal Bond Index.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Return since inception.

Note: See Financial Highlights tables on pages 72 and 73 for dividend and capital gains information.

High-Yield Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard High-Yield Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2007
($000)
Investment Income
Income
Interest[1]	284,302
Total Income	284,302
Expenses
The Vanguard Group—Note B
Investment Advisory Services	488
Management and Administrative—Investor Shares	2,074
Management and Administrative—Admiral Shares	1,976
Marketing and Distribution—Investor Shares	501
Marketing and Distribution—Admiral Shares	729
Custodian Fees	42
Auditing Fees	23
Shareholders’ Reports—Investor Shares	108
Shareholders’ Reports—Admiral Shares	33
Trustees’ Fees and Expenses	7
Total Expenses	5,981
Expenses Paid Indirectly—Note C	(222)
Net Expenses	5,759
Net Investment Income	278,543
Realized Net Gain (Loss)
Investment Securities Sold	9,207
Futures Contracts	(29,271)
Realized Net Gain (Loss)	(20,064)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(144,981)
Futures Contracts	4,901
Change in Unrealized Appreciation (Depreciation)	(140,080)
Net Increase (Decrease) in Net Assets Resulting from Operations	118,399

1 Interest income from an affiliated company of the fund was $4,312,000.

High-Yield Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	278,543	238,805
Realized Net Gain (Loss)	(20,064)	10,316
Change in Unrealized Appreciation (Depreciation)	(140,080)	85,568
Net Increase (Decrease) in Net Assets Resulting from Operations	118,399	334,689
Distributions
Net Investment Income
Investor Shares	(88,943)	(80,717)
Admiral Shares	(189,600)	(158,088)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(278,543)	(238,805)
Capital Share Transactions—Note F
Investor Shares	188,393	44,478
Admiral Shares	626,294	553,044
Net Increase (Decrease) from Capital Share Transactions	814,687	597,522
Total Increase (Decrease)	654,543	693,406
Net Assets
Beginning of Period	5,567,058	4,873,652
End of Period	6,221,601	5,567,058

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares

			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.91	$10.71	$10.86	$10.69	$10.54
Investment Operations
Net Investment Income	.497	.491	.492	.506	.526
Net Realized and Unrealized Gain (Loss)
on Investments	(.290)	.200	(.150)	.170	.150
Total from Investment Operations	.207	.691	.342	.676	.676
Distributions
Dividends from Net Investment Income	(.497)	(.491)	(.492)	(.506)	(.526)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.497)	(.491)	(.492)	(.506)	(.526)
Net Asset Value, End of Period	$10.62	$10.91	$10.71	$10.86	$10.69

Total Return[1]	1.94%	6.61%	3.20%	6.48%	6.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,965	$1,830	$1,753	$2,728	$2,605
Ratio of Total Expenses to
Average Net Assets	0.15%	0.17%	0.16%	0.15%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.61%	4.56%	4.55%	4.71%	4.94%
Portfolio Turnover Rate	22%	15%	15%	24%	17%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

High-Yield Tax-Exempt Fund

Admiral Shares

		Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.91	$10.71	$10.86	$10.69	$10.54
Investment Operations
Net Investment Income	.505	.499	.500	.512	.533
Net Realized and Unrealized Gain (Loss)
on Investments	(.290)	.200	(.150)	.170	.150
Total from Investment Operations	.215	.699	.350	.682	.683
Distributions
Dividends from Net Investment Income	(.505)	(.499)	(.500)	(.512)	(.533)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.505)	(.499)	(.500)	(.512)	(.533)
Net Asset Value, End of Period	$10.62	$10.91	$10.71	$10.86	$10.69

Total Return	2.01%	6.69%	3.27%	6.54%	6.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,256	$3,737	$3,121	$1,652	$1,449
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.68%	4.64%	4.60%	4.76%	5.00%
Portfolio Turnover Rate	22%	15%	15%	24%	17%

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

High-Yield Tax-Exempt Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2007, the fund had contributed capital of $520,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.52% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2007, these arrangements reduced the fund’s management and administrative expenses by $212,000 and custodian fees by $10,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2007, the fund had available realized losses of $71,081,000 to offset future net capital gains of $49,222,000 through October 31, 2011, and $21,859,000 through October 31, 2015.

The fund had realized losses totaling $21,918,000 through October 31, 2007, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At October 31, 2007, the cost of investment securities for tax purposes was $6,098,342,000. Net unrealized appreciation of investment securities for tax purposes was $86,629,000, consisting of unrealized gains of $151,851,000 on securities that had risen in value since their purchase and $65,222,000 in unrealized losses on securities that had fallen in value since their purchase.

At October 31, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(1,610)	181,276	1,411

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the year ended October 31, 2007, the fund purchased $1,958,814,000 of investment securities and sold $1,239,629,000 of investment securities, other than temporary cash investments.

High-Yield Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

		Year Ended October 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	808,735	75,000	596,303	55,390
Issued in Lieu of Cash Distributions	70,332	6,539	62,115	5,767
Redeemed	(690,674)	(64,265)	(613,940)	(57,076)
Net Increase (Decrease)—Investor Shares	188,393	17,274	44,478	4,081
Admiral Shares
Issued	1,283,561	119,306	984,890	91,485
Issued in Lieu of Cash Distributions	128,605	11,958	103,557	9,613
Redeemed	(785,872)	(73,260)	(535,403)	(49,829)
Net Increase (Decrease)—Admiral Shares	626,294	58,004	553,044	51,269

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning November 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of October 31, 2007, no provision for income tax would be required in the fund’s financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Municipal Bond Funds and the Shareholders of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Insured Long-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund, and Vanguard High-Yield Tax-Exempt Fund:

In our opinion, the statements of net assets appearing in the insert to this Annual Report and the accompanying related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Insured Long-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund, and Vanguard High-Yield Tax-Exempt Fund (separate portfolios of Vanguard Municipal Bond Funds, hereafter referred to as the “Funds”) at October 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and broker and by agreement to the underlying ownership records for Vanguard Municipal Cash Management Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 6, 2007

Special 2007 tax information (unaudited) for Vanguard Municipal Bond Funds

This information for the fiscal year ended October 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

The Insured Long-Term Tax-Exempt Fund distributed $2,472,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables on pages 79 and 80 illustrate your fund’s costs in two ways:

• Based on actual fund return. The table on page 79 helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. The table on page 80 is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	4/30/2007	10/31/2007	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,018.46	$0.46
Short-Term
Investor Shares	1,000.00	1,020.78	0.76
Admiral Shares	1,000.00	1,021.16	0.41
Limited-Term
Investor Shares	1,000.00	1,020.67	0.76
Admiral Shares	1,000.00	1,021.04	0.41
Intermediate-Term
Investor Shares	1,000.00	1,011.86	0.76
Admiral Shares	1,000.00	1,012.23	0.41
Insured Long-Term
Investor Shares	1,000.00	1,007.80	0.76
Admiral Shares	1,000.00	1,008.17	0.40
Long-Term
Investor Shares	1,000.00	1,007.93	0.76
Admiral Shares	1,000.00	1,008.30	0.40
High-Yield
Investor Shares	1,000.00	1,002.04	0.76
Admiral Shares	1,000.00	1,002.41	0.40

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.09%; for the Short-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; for the Insured Long-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Six Months Ended October 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	4/30/2007	10/31/2007	Period[1]
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.75	$0.46
Short-Term
Investor Shares	1,000.00	1,024.45	0.77
Admiral Shares	1,000.00	1,024.80	0.41
Limited-Term
Investor Shares	1,000.00	1,024.45	0.77
Admiral Shares	1,000.00	1,024.80	0.41
Intermediate-Term
Investor Shares	1,000.00	1,024.45	0.77
Admiral Shares	1,000.00	1,024.80	0.41
Insured Long-Term
Investor Shares	1,000.00	1,024.45	0.77
Admiral Shares	1,000.00	1,024.80	0.41
Long-Term
Investor Shares	1,000.00	1,024.45	0.77
Admiral Shares	1,000.00	1,024.80	0.41
High-Yield
Investor Shares	1,000.00	1,024.45	0.77
Admiral Shares	1,000.00	1,024.80	0.41

1 Amounts in this table are calculated in the manner described in the footnote on page 79.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board,
Trustee since May 1987;	Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and
Chairman of the Board and	of each of the investment companies served by The Vanguard Group.
Chief Executive Officer
148 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro
Trustee since January 2001	bono ventures in education); Senior Advisor to Greenwich Associates
148 Vanguard Funds Overseen	(international business strategy consulting); Successor Trustee of Yale
University; Overseer of the Stern School of Business at New York University;
Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
148 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005; Trustee of Drexel University and of the
Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University
Trustee since June 2006	of Pennsylvania since 2004; Professor in the School of Arts and Sciences,
148 Vanguard Funds Overseen	Annenberg School for Communication, and Graduate School of Education of the
University of Pennsylvania since 2004; Provost (2001–2004) and Laurance S.
Rockefeller Professor of Politics and the University Center for Human Values
(1990–2004), Princeton University; Director of Carnegie Corporation of New
York since 2005 and of Schuylkill River Development Corporation and Greater
Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President
Trustee since July 1998	and Chief Global Diversity Officer since 2006, Vice President and Chief
148 Vanguard Funds Overseen	Information Officer (1997–2005), and Member of the Executive Committee of
Johnson &Johnson (pharmaceuticals/consumer products); Director of the
University Medical Center at Princeton and Women’s Research and Education
Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of
Trustee since December 2004	Finance and Banking, Harvard Business School; Senior Associate Dean,
148 Vanguard Funds Overseen	Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business
School; Director and Chairman of UNX, Inc. (equities trading firm) since 2003;
Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief
Trustee since January 1993	Executive Officer, and Director of NACCO Industries, Inc. (forklift
148 Vanguard Funds Overseen	trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief
Trustee since April 1985	Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc.
148 Vanguard Funds Overseen	(diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution);
Trustee of Vanderbilt University and of Culver Educational Foundation.
Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard
Treasurer since July 1998	Group, Inc.;Treasurer of each of the investment companies served by The
148 Vanguard Funds Overseen	Vanguard Group.

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The
Secretary since July 2005	Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group
148 Vanguard Funds Overseen	since 2005; Secretary of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2005; Principal of The
Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

All comparative mutual fund data are from Lipper Inc.
Text Telephone for People	or Morningstar, Inc., unless otherwise noted.
With Hearing Impairment > 800-952-3335

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by calling
with the offering of shares of any Vanguard	Vanguard at 800-662-2739. The guidelines are also
fund only if preceded or accompanied by	available from the SEC’s website, www.sec.gov. In
the fund’s current prospectus.	addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington,
D.C.To find out more about this public service, call the
SEC at 202-551-8090. Information about your fund is
also available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q950 122007

Vanguard® Municipal Bond Funds

Statement of Net Assets

As of October 31, 2007

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations,

Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents

Tax-Exempt Money Market Fund	2
Short-Term Tax-Exempt Fund	44
Limited-Term Tax-Exempt Fund	57
Intermediate-Term Tax-Exempt Fund	77
Insured Long-Term Tax-Exempt Fund	108
Long-Term Tax-Exempt Fund	118
High-Yield Tax-Exempt Fund	127
Key to Abbreviations	Back cover

1

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Municipal Bonds (96.9%)
Alabama (0.5%)
1	Alabama Public School & College Auth. TOB VRDO	3.490%	11/7/07	(3)	5,000	5,000
1	Alabama Special Care Fac. Financing Auth. TOB VRDO	3.510%	11/7/07		5,000	5,000
1	Birmingham AL Medical Center East Special Care Fac. Financing Auth. Rev. TOB PUT	3.720%	11/7/07	(1)	25,265	25,265
	Birmingham AL Public Educ. Building Student Housing Rev. (Univ. Alabama Project) VRDO	3.450%	11/7/07	LOC	18,160	18,160
1	Birmingham AL Water & Sewer Works Rev. TOB VRDO	3.500%	11/7/07	(2)	4,000	4,000
	Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	3.600%	11/7/07		33,550	33,550
1	Montgomery AL Water Works & Sewer Systems Rev. TOB VRDO	3.580%	11/7/07	(4)	5,190	5,190
1	Univ. of Alabama General Rev. TOB VRDO	3.520%	11/7/07	(1)	16,910	16,910
1	Univ. of South Alabama Univ. Tuition Rev. & Capital Improvement TOB VRDO	3.580%	11/7/07	(3)	7,850	7,850
						120,925
Alaska (1.1%)
	Alaska GO	5.000%	7/15/08	(4)	6,605	6,661
	Alaska Housing Finance Corp. (State Capital) VRDO	3.440%	11/7/07	(1)	13,175	13,175
	Alaska Housing Finance Corp. Home Mortgage VRDO	3.510%	11/7/07	(4)	20,000	20,000
1	Alaska Housing Finance Corp. TOB PUT	3.650%	9/18/08	(1)	5,015	5,015
1	Alaska Housing Finance Corp. TOB VRDO	3.500%	11/7/07	(3)	4,895	4,895
1	Alaska Housing Finance Corp. TOB VRDO	3.510%	11/7/07		8,615	8,615
1	Alaska Housing Finance Corp. TOB VRDO	3.550%	11/7/07		4,850	4,850
1	Alaska Housing Finance Corp. TOB VRDO	3.500%	11/8/07		10,570	10,570
1	Alaska Housing Finance Corp. TOB VRDO	3.520%	11/8/07	(1)	8,530	8,530
1	Anchorage AK Water Rev. TOB VRDO	3.490%	11/7/07	(1)	15,410	15,410
	Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	3.580%	11/1/07		30,525	30,525
	Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	3.580%	11/1/07		120,020	120,020
						248,266
Arizona (1.5%)
	Arizona School Fac. Board Rev. COP	5.000%	9/1/08	(4)	9,960	10,081
1	Arizona School Fac. Board Rev. TOB VRDO	3.500%	11/7/07		7,700	7,700
1	Arizona State Univ. COP TOB PUT	3.800%	3/13/08	(2)	5,410	5,410
1	Arizona State Univ. COP TOB VRDO	3.510%	11/7/07	(2)	5,355	5,355
1	Arizona Transp. Board Highway Rev. TOB VRDO	3.500%	11/7/07		10,330	10,330
1	Chandler AZ GO TOB VRDO	3.500%	11/7/07		9,280	9,280
1	Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West) TOB VRDO	3.490%	11/7/07	LOC	75,465	75,465
1	Maricopa County AZ Public Finance Corp. Lease Rev. TOB VRDO	3.490%	11/7/07	(2)	6,410	6,410
	McAllister Academic Village AZ LLC Rev. (Arizona State Univ.) VRDO	3.250%	11/7/07	(2)	10,900	10,900
1	Mesa AZ Util. System Rev. TOB VRDO	3.490%	11/7/07	(4)(Prere.)	5,205	5,205
	Nanotechnology Research Arizona Lease Rev. (Arizona State Univ. Project) VRDO	3.260%	11/7/07	(1)	19,175	19,175
1	Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	3.490%	11/7/07	(3)	24,215	24,215
1	Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	3.500%	11/7/07	(3)	4,675	4,675

2

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Phoenix AZ Civic Improvement Corp.
	Water System Rev. TOB VRDO	3.500%	11/7/07	(1)	8,575	8,575
1	Phoenix AZ GO TOB VRDO	3.340%	11/7/07		8,430	8,430
1	Phoenix AZ GO TOB VRDO	3.490%	11/7/07		16,640	16,640
1	Phoenix AZ GO TOB VRDO	3.510%	11/7/07		5,000	5,000
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	3.620%	11/13/07		20,500	20,500
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	3.710%	11/15/07		11,075	11,075
1	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	3.500%	11/7/07		14,900	14,900
1	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	3.520%	11/7/07		16,000	16,000
	Tempe AZ Transit Excise Tax Rev. VRDO	3.270%	11/7/07		14,985	14,985
1	Tucson AZ Water System Rev. TOB VRDO	3.490%	11/7/07	(4)	7,250	7,250
1	Tucson AZ Water System Rev. TOB VRDO	3.510%	11/7/07	(4)	9,480	9,480
						327,036
Arkansas (0.1%)
	Pulaski County AR Health Fac. St. Vincent Infirmary Catholic Health Initiatives) VRDO	3.260%	11/7/07		32,900	32,900

California (1.2%)
	Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.600%	11/1/07	(2)	50,000	50,000
	Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.510%	11/7/07	(2)	25,000	25,000
	Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.510%	11/7/07	(2)	40,000	40,000
2	California RAN	4.000%	6/30/08		150,000	150,613
						265,613
Colorado (3.9%)
1	Board of Governors of the Colorado State University System Rev. TOB PUT	3.800%	3/6/08	(3)	21,995	21,995
	Colorado Educ. & Cultural Fac. Auth. Nature Conservancy Project VRDO	3.420%	11/7/07		10,023	10,023
	Colorado General Fund TRAN	4.250%	6/27/08		100,000	100,345
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	3.260%	11/7/07		38,340	38,340
1	Colorado Health Fac. Auth. Rev. (Poudre Valley Medical Center) TOB VRDO	3.490%	11/7/07	LOC	29,990	29,990
1	Colorado Health Fac. Auth. Rev. (Poudre Valley Medical Center) TOB VRDO	3.490%	11/7/07	LOC	46,000	46,000
	Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	3.230%	11/7/07		13,600	13,600
	Colorado Health Fac. Auth. Rev. (Sisters of Charity Leavenworth) VRDO	3.250%	11/7/07		40,300	40,300
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	3.230%	11/7/07		19,825	19,825
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	3.290%	11/7/07		69,790	69,790
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	3.290%	11/7/07		20,000	20,000
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	3.290%	11/7/07		17,145	17,145
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.230%	11/7/07		10,090	10,090

3

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.230%	11/7/07		20,915	20,915
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.230%	11/7/07		19,590	19,590
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.230%	11/7/07		34,500	34,500
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.290%	11/7/07		24,315	24,315
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.290%	11/7/07		19,500	19,500
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.290%	11/7/07		16,800	16,800
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.290%	11/7/07		16,855	16,855
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.290%	11/7/07		9,725	9,725
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.290%	11/7/07		15,000	15,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.300%	11/7/07		50,000	50,000
1	Colorado Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	3.350%	11/7/07	(1)	6,000	6,000
	Colorado Student Obligation Bond Auth. VRDO	3.330%	11/7/07	(2)	11,200	11,200
	Denver CO City & County (Wellington E. Webb Municipal Office Building) COP VRDO	3.250%	11/7/07	(2)	39,800	39,800
1	Denver CO City & County Airport Rev. TOB VRDO	3.490%	11/7/07	(10)	10,510	10,510
1	Denver CO City & County Airport Rev. TOB VRDO	3.570%	11/7/07	(2)	6,745	6,745
1	Denver CO City & County Airport Rev. TOB VRDO	3.580%	11/7/07	(1)	21,905	21,905
1	Denver CO City & County Airport Rev. TOB VRDO	3.610%	11/7/07	(4)	1,500	1,500
	Denver CO City & County Airport Rev. VRDO	3.370%	11/7/07	(11)	21,700	21,700
	Denver CO City & County GO (Medical Fac.)	5.000%	8/1/08		8,770	8,860
	Lowry Econ. Redev. Auth. Colorado Rev. VRDO	3.250%	11/7/07	LOC	3,320	3,320
1	Regional Transp. Dist. of Colorado Sales Tax Rev. TOB VRDO	3.510%	11/7/07	(2)	7,350	7,350
1	Regional Transp. Dist. of Colorado Sales Tax Rev. TOB VRDO	3.510%	11/7/07	(2)	32,550	32,550
1	Univ. of Colorado Enterprise System Rev. TOB PUT	3.800%	3/6/08	(1)	5,580	5,580
1	Univ. of Colorado Enterprise System Rev. TOB VRDO	3.490%	11/7/07	(1)	14,955	14,955
1	Univ. of Colorado Enterprise System Rev. TOB VRDO	3.520%	11/7/07	(3)	4,620	4,620
						861,238
Connecticut (0.2%)
2	Connecticut State Health & Educ. Fac. Auth. (Masonicare) VRDO	3.600%	11/1/07	LOC	26,465	26,465
1	Connecticut State Housing Finance Auth. TOB VRDO	3.350%	11/7/07		9,000	9,000
1	Connecticut State Housing Rev. TOB VRDO	3.350%	11/7/07	(2)	10,975	10,975
						46,440
Delaware (0.5%)
1	Delaware Housing Auth. Single Family Mortgage Rev. TOB VRDO	3.360%	11/7/07		7,000	7,000
1	Delaware Housing Auth. Single Family Mortgage Rev. TOB VRDO	3.550%	11/7/07		5,130	5,130

4

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Delaware Housing Auth. Single Family Mortgage Rev. TOB VRDO	3.550%	11/7/07		10,125	10,125
1	Delaware Housing Auth. Single Family Mortgage Rev. TOB VRDO	3.590%	11/7/07		11,055	11,055
1	GS Pool Trust TOB VRDO	3.530%	11/7/07		5,041	5,041
1	GS Pool Trust TOB VRDO	3.560%	11/7/07	(11)	22,300	22,300
	New Castle County DE Airport Fac. Rev. (FlightSafety) VRDO	3.500%	11/7/07		22,900	22,900
	Wilmington DE Rev. (Delaware Art Museum) VRDO	3.280%	11/7/07	LOC	24,800	24,800
						108,351
District of Columbia (2.5%)
1	District of Columbia COP TOB PUT	3.780%	5/22/08	(3)	17,745	17,745
1	District of Columbia GO TOB VRDO	3.340%	11/7/07	(2)(Prere.)	4,485	4,485
1	District of Columbia GO TOB VRDO	3.490%	11/7/07	(3)	4,600	4,600
1	District of Columbia GO TOB VRDO	3.510%	11/7/07	(4)	5,195	5,195
1	District of Columbia GO TOB VRDO	3.520%	11/7/07	(3)	14,100	14,100
1	District of Columbia GO TOB VRDO	3.580%	11/7/07	(4)	5,200	5,200
1	District of Columbia GO TOB VRDO	3.580%	11/7/07	(4)	3,735	3,735
	District of Columbia Rev. (American College of Cardiology) VRDO	3.260%	11/7/07	LOC	13,000	13,000
	District of Columbia Rev. (Council Foreign Relations) VRDO	3.430%	11/7/07	LOC	62,680	62,680
	District of Columbia Rev. (Georgetown Day School) VRDO	3.260%	11/7/07	LOC	18,000	18,000
	District of Columbia Rev. (Henry J. Kaiser Family Foundation) VRDO	3.520%	11/7/07		12,000	12,000
	District of Columbia Rev. (National Public Radio Inc.) VRDO	3.260%	11/7/07	LOC	17,930	17,930
	District of Columbia Univ. Rev. (George Washington Univ.) VRDO	3.260%	11/7/07	(1)	47,565	47,565
1	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	3.490%	11/7/07	(4)	9,920	9,920
1	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	3.490%	11/7/07	(3)	12,915	12,915
1	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	3.510%	11/7/07	(3)	6,285	6,285
1	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	3.510%	11/7/07	(4)	9,505	9,505
[1,2]	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.380%	11/7/07	(2)	9,000	9,000
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.390%	11/7/07	(3)	5,000	5,000
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.520%	11/7/07	(4)	11,985	11,985
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.530%	11/7/07	(3)	22,033	22,033
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.580%	11/7/07	(3)	50,000	50,000
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.590%	11/7/07	(2)	15,000	15,000
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.590%	11/7/07	(3)	15,635	15,635
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.600%	11/7/07	(4)	6,000	6,000

5

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.600%	11/7/07	(1)	19,000	19,000
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.610%	11/7/07	(1)	6,510	6,510
1	Washington DC Convention Center Auth. Dedicated Tax Rev. TOB VRDO	3.500%	11/7/07	(2)	20,095	20,095
1	Washington DC Convention Center Auth. TOB VRDO	3.520%	11/7/07	(2)	41,305	41,305
	Washington DC Metro. Area Transit Auth. Rev. CP	3.750%	11/19/07	LOC	28,400	28,400
	Washington DC Metro. Area Transit Auth. Rev. CP	3.580%	12/10/07	LOC	33,900	33,900
						548,723
Florida (5.8%)
1	Brevard County FL School Board COP TOB VRDO	3.490%	11/7/07	(2)	14,015	14,015
	Broward County FL GO	5.000%	1/1/08		4,000	4,008
1	Broward County FL GO (Parks & Land Preservation Project) TOB VRDO	3.520%	11/7/07	(Prere.)	11,320	11,320
1	Broward County FL GO (Parks & Land Preservation Project) TOB VRDO	3.520%	11/7/07	(Prere.)	6,900	6,900
1	Broward County FL School Board COP TOB VRDO	3.490%	11/7/07	(3)	34,850	34,850
1	Broward County FL School Board COP TOB VRDO	3.580%	11/7/07	(4)	5,245	5,245
	Charlotte County FL Util. VRDO	3.450%	11/7/07	(4)	13,915	13,915
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/08	(1)	6,000	6,026
1	Citizens Property Insurance Corp. Florida (High Risk) VRDO	3.500%	11/7/07	(1)	10,820	10,820
1	Collier County FL School Board COP TOB VRDO	3.520%	11/7/07	(4)	11,000	11,000
1	Collier County FL School Board COP TOB VRDO	3.580%	11/7/07	(4)	6,025	6,025
1	Collier County FL School Board COP TOB VRDO	3.580%	11/7/07	(4)	3,945	3,945
1	Florida Board of Educ. Capital Outlay TOB VRDO	3.520%	11/7/07		7,980	7,980
	Florida Board of Educ. Public Educ.	5.000%	6/1/08	(4)	19,600	19,745
1	Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	3.520%	11/7/07		15,000	15,000
1	Florida Board of Educ. Public Educ. TOB VRDO	3.490%	11/7/07		16,910	16,910
1	Florida Board of Educ. Public Educ. TOB VRDO	3.520%	11/7/07	(1)	7,920	7,920
1	Florida Board of Educ. Public Educ. TOB VRDO	3.520%	11/7/07		29,275	29,275
1	Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	3.490%	11/7/07	(3)	11,215	11,215
1	Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	3.520%	11/7/07	(1)	28,070	28,070
1	Florida Board of Educ. TOB VRDO	3.510%	11/7/07	(1)	5,960	5,960
1	Florida Board of Educ. TOB VRDO	3.520%	11/7/07		30,155	30,155
1	Florida Correctional Privatization Comm. COP TOB VRDO	3.510%	11/7/07	(2)	7,925	7,925
1	Florida Dept. of Environmental Protection & Preservation Rev. TOB VRDO	3.490%	11/7/07	(2)	10,995	10,995
1	Florida Dept. of Environmental Protection & Preservation Rev. TOB VRDO	3.500%	11/7/07	(2)	5,310	5,310
	Florida Dept. of Transp.	5.250%	7/1/08		4,670	4,725
1	Florida Dept. of Transp. TOB PUT	3.780%	11/1/07		34,705	34,705
1	Florida Dept. of Transp. TOB VRDO	3.510%	11/7/07		7,475	7,475
1	Florida Dept. of Transp. TOB VRDO	3.510%	11/7/07		14,435	14,435
1	Florida Housing Finance Agency Rev. TOB VRDO	3.350%	11/7/07		6,300	6,300
1	Florida Housing Finance Corp. Rev. TOB VRDO	3.360%	11/7/07		11,500	11,500
1	Florida Housing Finance Corp. Rev. TOB VRDO	3.390%	11/7/07		5,445	5,445
1	Florida Housing Finance Corp. Rev. TOB VRDO	3.590%	11/7/07		7,500	7,500

6

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Florida Hurricane Catastrophe Fund
	Finance Corp. Rev.	5.000%	7/1/08		40,000	40,318
	Florida Local Govt. Finance Comm. Pooled Loan Program CP	3.550%	12/12/07	LOC	44,962	44,964
	Florida Local Govt. Finance Comm. Pooled Loan Program CP	3.550%	12/13/07	LOC	22,739	22,739
	Florida Muni. Power Agency Rev. (Stanton Project) VRDO	3.330%	11/7/07	(1)	1,990	1,990
1	Florida Turnpike Auth. Rev. TOB VRDO	3.490%	11/7/07	(3)	34,595	34,595
1	Florida Turnpike Auth. Rev. TOB VRDO	3.510%	11/7/07	(2)	5,430	5,430
1	Florida Turnpike Auth. Rev. TOB VRDO	3.580%	11/7/07	(1)	4,000	4,000
	Gainsville FL Util. System Rev. VRDO	3.270%	11/7/07		32,500	32,500
1	Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev. TOB VRDO	3.590%	11/7/07	(4)	5,635	5,635
	Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev. TOB VRDO	3.610%	11/7/07	(4)	5,605	5,605
	Highlands County FL Health Rev. (Adventist Health System) VRDO	3.470%	11/7/07	(4)	14,700	14,700
	Hillsborough County FL Capital Improvement Program CP	3.600%	11/8/07	LOC	11,355	11,355
1	Hillsborough County FL School Board COP TOB VRDO	3.580%	11/7/07	(1)	5,080	5,080
1	Hillsborough County FL School Dist. Sales Tax Rev. TOB VRDO	3.510%	11/7/07	(2)	7,855	7,855
1	Hillsborough County FL Water & Sewer Rev. TOB VRDO	3.500%	11/7/07	(2)	10,095	10,095
	Jacksonville FL Econ. Dev. Community Health Care Fac. Rev. VRDO	3.580%	11/1/07	LOC	10,135	10,135
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	3.230%	11/7/07	(11)	30,800	30,800
1	Jacksonville FL Electric Auth. Water & Sewer Rev. TOB VRDO	3.520%	11/7/07	(3)	8,295	8,295
	Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	3.580%	11/1/07	LOC	30,020	30,020
1	Lake County FL Capital Improvement Rev. TOB VRDO	3.500%	11/7/07	(2)	6,900	6,900
1	Lake County FL Capital Improvement Rev. TOB VRDO	3.500%	11/7/07	(2)	7,055	7,055
1	Lee Memorial Health System Florida Hosp. Rev. TOB VRDO	3.490%	11/7/07	(2)	14,695	14,695
1	Miami-Dade County FL Aviation– Miami International Airport TOB VRDO	3.500%	11/7/07	(3)	17,120	17,120
1	Miami-Dade County FL Aviation– Miami International Airport TOB VRDO	3.550%	11/7/07	(1)	5,295	5,295
1	Miami-Dade County FL Aviation– Miami International Airport TOB VRDO	3.600%	11/7/07	(10)	2,475	2,475
1	Miami-Dade County FL Aviation– Miami International Airport TOB VRDO	3.610%	11/7/07	(11)	3,990	3,990
1	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ.of Miami) TOB VRDO	3.490%	11/7/07	(2)	15,795	15,795
1	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ.of Miami) TOB VRDO	3.490%	11/7/07	(2)	5,075	5,075
1	Miami-Dade County FL Expressway Auth. Toll System Rev. TOB VRDO	3.490%	11/7/07	(2)	13,150	13,150
1	Miami-Dade County FL Expressway Auth. Toll System Rev. TOB VRDO	3.520%	11/7/07	(2)	18,500	18,500

7

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Miami-Dade County FL Parks Program TOB VRDO	3.580%	11/7/07	(1)	5,315	5,315
1	Miami-Dade County FL School Board COP TOB VRDO	3.520%	11/7/07	(2)	11,880	11,880
	Monroe County FL Airport Rev. Var-Key West International Airport VRDO	3.470%	11/7/07	LOC	30,355	30,355
	Orange County FL Educ. Fac. Auth. Rev. (Rollins College) VRDO	3.580%	11/1/07	LOC	12,670	12,670
1	Orange County FL Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	3.560%	11/7/07		7,340	7,340
1	Orange County FL Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	3.610%	11/7/07		3,140	3,140
1	Orange County FL Sales Tax Rev. TOB VRDO	3.520%	11/7/07	(3)	19,330	19,330
1	Orange County FL School Board TOB VRDO	3.510%	11/7/07	(1)	11,630	11,630
1	Orlando & Orange County FL Expressway Auth. TOB VRDO	3.510%	11/7/07	(2)	4,820	4,820
	Palm Beach County FL Rev. (Community Foundation Palm Beach Project) VRDO	3.490%	11/7/07	LOC	5,700	5,700
	Palm Beach County FL Rev. (Norton Gallery) VRDO	3.360%	11/7/07	LOC	12,500	12,500
1	Palm Beach County FL School Board COP TOB VRDO	3.520%	11/7/07	(2)	15,725	15,725
1	Palm Beach County FL School Board COP TOB VRDO	3.530%	11/7/07	(2)	11,340	11,340
	Palm Beach County FL School Dist. Sales Tax Rev. CP	3.500%	2/7/08	LOC	30,600	30,600
	Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	3.580%	11/1/07	LOC	25,550	25,550
	Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	3.580%	11/1/07	LOC	17,500	17,500
1	Polk County FL Util. System Rev. TOB VRDO	3.520%	11/7/07	(3)	9,600	9,600
	Port St. Lucie FL Rev. VRDO	3.250%	11/7/07	(1)	57,400	57,400
1	Reedy Creek FL Improvement Dist. Util. Rev. TOB PUT	3.800%	3/6/08	(2)	6,385	6,385
1	Sarasota County FL Util. System Rev. TOB VRDO	3.520%	11/7/07	(3)	7,890	7,890
	Sarasota FL Manatee Airport Auth. Rev. VRDO	3.580%	11/1/07	LOC	14,640	14,640
1	South Florida Water Management Dist. TOB VRDO	3.520%	11/7/07	(2)	22,980	22,980
1	South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group) TOB VRDO	3.490%	11/7/07		10,400	10,400
	Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.590%	11/1/07	(2)	11,715	11,715
1	Tampa Bay FL Water Util. System Rev. TOB VRDO	3.520%	11/7/07	(3)(Prere.)	2,500	2,500
1	Tampa FL Rev. (Univ. of Tampa Project) TOB VRDO	3.500%	11/7/07	(11)	6,835	6,835
1	Volusia County FL Health Facs Auth Rev. TOB PUT	3.750%	11/1/07	(2)	8,420	8,420
1	Volusia County FL Rev. TOB VRDO	3.490%	11/7/07	(4)	14,390	14,390
	West Palm Beach FL Util. System Rev. VRDO	3.250%	11/7/07	(3)	18,250	18,250
						1,269,575
Georgia (3.9%)
	Atlanta GA Airport General Rev. VRDO	3.430%	11/7/07	(1)	35,300	35,300
	Atlanta GA Airport General Rev. VRDO	3.450%	11/7/07	(1)	62,710	62,710
1	Atlanta GA Airport Passenger Charge Rev. TOB VRDO	3.510%	11/7/07	(4)	13,500	13,500
	Atlanta GA Tax Allocation (Atlantic Station) VRDO	3.520%	11/7/07	LOC	15,000	15,000
1	Atlanta GA Water & Wastewater Rev. TOB VRDO	3.490%	11/7/07	(4)	25,975	25,975
1	Atlanta GA Water & Wastewater Rev. TOB VRDO	3.500%	11/7/07	(4)	32,900	32,900
1	Atlanta GA Water & Wastewater Rev. TOB VRDO	3.500%	11/7/07	(3)	18,495	18,495
1	Atlanta GA Water & Wastewater Rev. TOB VRDO	3.500%	11/7/07	(1)	9,995	9,995

8

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Atlanta GA Water & Wastewater Rev. TOB VRDO	3.520%	11/7/07	(4)	9,600	9,600
1	Atlanta GA Water & Wastewater Rev. TOB VRDO	3.580%	11/7/07	(4)	5,000	5,000
	Atlanta GA Water & Wastewater Rev. VRDO	3.450%	11/7/07	(4)	107,900	107,900
	Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	3.250%	11/7/07	(3)	59,180	59,180
	Cobb County GA School Dist. TAN	4.000%	12/31/07		19,000	19,008
	Coweta County GA Dev. Auth. Rev. (Metro Atlanta YMCA Project) VRDO	3.260%	11/7/07	LOC	7,500	7,500
1	DeKalb County GA Water & Sewer Rev. TOB VRDO	3.500%	11/7/07	(4)	12,324	12,324
1	DeKalb County GA Water & Sewer Rev. TOB VRDO	3.500%	11/7/07	(4)	16,552	16,552
1	DeKalb County GA Water & Sewer Rev. TOB VRDO	3.520%	11/7/07		6,650	6,650
	Floyd County GA Dev. Auth. Rev.
	(Berry College) VRDO	3.260%	11/7/07	LOC	8,300	8,300
	Floyd County GA Dev. Auth. Rev.
	(Berry College) VRDO	3.440%	11/7/07	LOC	19,650	19,650
	Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	3.430%	11/7/07	LOC	12,100	12,100
	Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO	3.260%	11/7/07	LOC	7,300	7,300
	Fulton County GA Dev. Auth.
	(Woodward Academy Project) VRDO	3.260%	11/7/07	LOC	14,570	14,570
1	Fulton County GA Fac. Corp. (Fulton County GA
	Public Purpose Project) COP TOB VRDO	3.520%	11/7/07	(2)	16,695	16,695
1	Fulton County GA Water & Sewer Rev. TOB VRDO	3.520%	11/7/07	(3)	3,300	3,300
1	Georgia GO TOB VRDO	3.490%	11/7/07		31,285	31,285
1	Georgia GO TOB VRDO	3.500%	11/7/07		16,690	16,690
1	Georgia GO TOB VRDO	3.500%	11/7/07		14,665	14,665
1	Georgia GO TOB VRDO	3.500%	11/7/07		5,005	5,005
1	Georgia GO TOB VRDO	3.500%	11/7/07		11,325	11,325
1	Georgia GO TOB VRDO	3.510%	11/7/07		6,130	6,130
	Georgia Port Auth. Rev. (Garden City
	Terminal Project) VRDO	3.260%	11/7/07	LOC	11,500	11,500
	Georgia Road & Tollway Auth. Federal
	Highway Reimbursement Rev. CP	3.750%	11/8/07	LOC	20,000	20,000
1	Georgia Road & Tollway Auth. Rev. TOB VRDO	3.500%	11/7/07		21,440	21,440
1	Gwinnett County GA Dev. Auth. COP TOB VRDO	3.510%	11/7/07	(1)	6,735	6,735
1	Gwinnett County GA Dev. Auth. COP TOB VRDO	3.580%	11/7/07	(1)	7,775	7,775
	Macon-Bibb County GA Hosp. Auth.
	(Medical Center of Cenrtal Georgia) VRDO	3.250%	11/7/07	(2)	45,000	45,000
	Macon-Bibb County GA Hosp. Auth.
	(Medical Center of Central Georgia) VRDO	3.440%	11/7/07	LOC	21,700	21,700
	Metro. Atlanta GA Rapid Transp. Auth.
	Georgia Sales Tax Rev. CP	3.630%	12/6/07	LOC	6,000	6,000
1	Metro. Atlanta GA Rapid Transp. Auth.
	Georgia Sales Tax Rev. TOB VRDO	3.490%	11/7/07	(3)	8,000	8,000
1	Metro. Atlanta GA Rapid Transp. Auth.
	Georgia Sales Tax Rev. TOB VRDO	3.500%	11/7/07	(3)	9,435	9,435
1	Metro. Atlanta GA Rapid Transp. Auth.
	Georgia Sales Tax Rev. TOB VRDO	3.500%	11/7/07	(4)	19,400	19,400
	Metro. Atlanta GA Rapid Transp. Auth.
	Georgia Sales Tax Rev. TOB VRDO	3.510%	11/7/07	(4)	5,000	5,000
1	Metro. Atlanta GA Rapid Transp. Auth.
	Georgia Sales Tax Rev. TOB VRDO	3.520%	11/7/07	(4)	10,440	10,440
	Richmond County GA Hosp. Auth.
	(Univ. of Health Services) VRDO	3.440%	11/7/07	LOC	31,200	31,200
						848,229

9

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Hawaii (0.4%)
1	Hawaii GO TOB VRDO	3.510%	11/7/07	(1)	5,255	5,255
1	Hawaii GO TOB VRDO	3.510%	11/7/07	(4)	14,210	14,210
1	Hawaii GO TOB VRDO	3.510%	11/7/07	(1)	6,305	6,305
1	Hawaii GO TOB VRDO	3.520%	11/7/07	(4)	8,435	8,435
1	Hawaii GO TOB VRDO	3.520%	11/7/07	(1)	6,030	6,030
1	Honolulu HI City & County TOB VRDO	3.510%	11/7/07	(1)	4,565	4,565
1	Honolulu HI City & County TOB VRDO	3.510%	11/7/07	(3)	3,540	3,540
1	Honolulu HI City & County TOB VRDO	3.520%	11/7/07	(1)	12,500	12,500
1	Honolulu HI City & County TOB VRDO	3.580%	11/7/07	(1)	3,630	3,630
1	Honolulu HI City & County Waste Water
	GO TOB VRDO	3.510%	11/7/07	(1)	9,900	9,900
1	Univ. of Hawaii Rev. TOB VRDO	3.500%	11/7/07	(1)	6,850	6,850
						81,220
Idaho (1.3%)
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.230%	11/7/07		30,000	30,000
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		7,320	7,320
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		6,085	6,085
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		11,700	11,700
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		9,885	9,885
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		6,185	6,185
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		10,500	10,500
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		9,070	9,070
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		11,305	11,305
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		11,200	11,200
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		11,415	11,415
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		2,330	2,330
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		18,900	18,900
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		5,000	5,000
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		17,500	17,500
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		20,000	20,000
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		5,800	5,800
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		12,020	12,020
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		12,320	12,320
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		9,450	9,450

10

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		8,885	8,885
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		20,000	20,000
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		6,750	6,750
	Idaho Housing & Finance Assn.
	Single Family Mortgage Rev. VRDO	3.290%	11/7/07		18,600	18,600
						282,220
Illinois (9.0%)
1	Aurora Il Single Family Mortage Rev. TOB VRDO	3.390%	11/7/07		5,300	5,300
	Bartlett IL Special Services Area
	(Bluff City LLC) VRDO	3.340%	11/7/07	LOC	15,680	15,680
1	Chicago IL Board of Educ. TOB VRDO	3.290%	11/7/07	(3)	11,385	11,385
1	Chicago IL Board of Educ. TOB VRDO	3.510%	11/7/07	(2)	12,095	12,095
1	Chicago IL Board of Educ. TOB VRDO	3.510%	11/7/07	(1)	5,225	5,225
1	Chicago IL Board of Educ. TOB VRDO	3.520%	11/7/07	(1)(Prere.)	5,950	5,950
	Chicago IL Board of Educ. VRDO	3.640%	11/1/07	(11)	15,450	15,450
	Chicago IL Board of Educ. VRDO	3.470%	11/7/07	(4)	20,000	20,000
1	Chicago IL GO TOB VRDO	3.340%	11/7/07	(2)	3,265	3,265
1	Chicago IL GO TOB VRDO	3.340%	11/7/07	(4)	4,040	4,040
1	Chicago IL GO TOB VRDO	3.490%	11/7/07	(4)	17,990	17,990
1	Chicago IL GO TOB VRDO	3.490%	11/7/07	(4)	24,315	24,315
1	Chicago IL GO TOB VRDO	3.490%	11/7/07	(2)	13,800	13,800
1	Chicago IL GO TOB VRDO	3.500%	11/7/07	(3)	7,905	7,905
1	Chicago IL GO TOB VRDO	3.500%	11/7/07	(3)	9,700	9,700
1	Chicago IL GO TOB VRDO	3.500%	11/7/07	(2)	19,995	19,995
1	Chicago IL GO TOB VRDO	3.500%	11/7/07	(2)	7,690	7,690
1	Chicago IL GO TOB VRDO	3.510%	11/7/07	(1)	5,440	5,440
1	Chicago IL GO TOB VRDO	3.510%	11/7/07	(1)	2,515	2,515
1	Chicago IL GO TOB VRDO	3.510%	11/7/07	(4)	5,235	5,235
1	Chicago IL GO TOB VRDO	3.580%	11/7/07	(4)	4,965	4,965
	Chicago IL GO VRDO	3.440%	11/7/07	(4)	22,590	22,590
1	Chicago IL Metro. Water Reclamation Dist.
	GO TOB VRDO	3.490%	11/7/07		11,050	11,050
1	Chicago IL Metro. Water Reclamation Dist.
	GO TOB VRDO	3.510%	11/7/07		7,190	7,190
1	Chicago IL Metro. Water Reclamation Dist.
	GO TOB VRDO	3.510%	11/7/07		5,005	5,005
1	Chicago IL Metro. Water Reclamation Dist.
	GO TOB VRDO	3.510%	11/7/07	(Prere.)	5,230	5,230
1	Chicago IL Metro. Water Reclamation Dist.
	GO TOB VRDO	3.520%	11/7/07		5,210	5,210
	Chicago IL Midway Airport Rev. CP	3.800%	12/14/07	LOC	10,536	10,536
1	Chicago IL Park Dist. TOB VRDO	3.500%	11/7/07	(3)	9,990	9,990
1	Chicago IL Park Dist. TOB VRDO	3.510%	11/7/07	(3)	5,190	5,190
1	Chicago IL Park Dist. TOB VRDO	3.510%	11/7/07	(3)	5,555	5,555
1	Chicago IL Public Building Comm.
	(Chicago School Reform Board) TOB VRDO	3.520%	11/7/07	(3)	5,400	5,400
1	Chicago IL Sales Tax Rev. TOB VRDO	3.520%	11/7/07	(4)	5,375	5,375
	Chicago IL Sales Tax Rev. VRDO	3.280%	11/7/07	(3)	29,200	29,200
1	Chicago IL Single Family Mortgage TOB VRDO	3.400%	11/7/07		4,975	4,975
1	Chicago IL Transit Auth. Capital Grant Receipts
	Rev. (Federal Transit Administration) TOB VRDO	3.520%	11/7/07	(2)	18,550	18,550
	Chicago IL Transit Auth. Rev.	5.250%	6/1/08	(2)	4,540	4,579

11

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Chicago IL Wastewater Transmission Rev.
	TOB VRDO	3.500%	11/7/07	(3)	10,970	10,970
1	Cook County IL GO TOB PUT	3.750%	8/28/08	(1)	6,850	6,850
1	Cook County IL GO TOB VRDO	3.490%	11/7/07	(1)	8,395	8,395
1	Cook County IL GO TOB VRDO	3.500%	11/7/07	(3)	5,075	5,075
1	Cook County IL GO TOB VRDO	3.500%	11/7/07	(1)	8,230	8,230
1	Cook County IL GO TOB VRDO	3.500%	11/7/07	(3)	11,500	11,500
1	Cook County IL GO TOB VRDO	3.520%	11/7/07	(2)	13,180	13,180
	Cook County IL GO VRDO	3.300%	11/7/07		7,500	7,500
	Cook County IL GO VRDO	3.440%	11/7/07		24,800	24,800
	Illinois Dev. Finance Auth. Hosp. Rev.
	(Evanston Northwestern Healthcare Corp.) VRDO	3.470%	11/7/07		31,440	31,440
	Illinois Dev. Finance Auth. Rev. (Bradley Univ.) VRDO	3.450%	11/7/07	(10)	18,900	18,900
	Illinois Dev. Finance Auth. Rev.
	(Chicago Horticultural Society) VRDO	3.340%	11/7/07	LOC	20,000	20,000
	Illinois Dev. Finance Auth. Rev.
	(Loyola Academy) VRDO	3.340%	11/7/07	LOC	16,245	16,245
	Illinois Dev. Finance Auth. Rev.
	(McCormick Theological) VRDO	3.310%	11/7/07	LOC	20,435	20,435
	Illinois Dev. Finance Auth. Rev.
	(North Shore Senior Center Project) VRDO	3.340%	11/7/07	LOC	7,000	7,000
	Illinois Educ. Fac. Auth. Rev.
	(Adler Planetarium) VRDO	3.360%	11/7/07	LOC	22,300	22,300
	Illinois Educ. Fac. Auth. Rev.
	(Field Museum of Natural History) VRDO	3.280%	11/7/07	LOC	26,400	26,400
1	Illinois Educ. Fac. Auth. Rev.
	(Northwestern Univ.) TOB VRDO	3.500%	11/7/07		7,005	7,005
1	Illinois Educ. Fac. Auth. Rev.
	(Northwestern Univ.) TOB VRDO	3.510%	11/7/07		5,970	5,970
1	Illinois Educ. Fac. Auth. Rev.
	(Univ. of Chicago) TOB VRDO	3.490%	11/7/07		10,015	10,015
1	Illinois Educ. Fac. Auth. Rev.
	(Univ. of Chicago) TOB VRDO	3.500%	11/7/07		5,795	5,795
1	Illinois Educ. Fac. Auth. Rev.
	(Univ. of Chicago) TOB VRDO	3.500%	11/7/07		4,830	4,830
1	Illinois Educ. Fac. Auth. Rev.
	(Univ. of Chicago) TOB VRDO	3.500%	11/7/07		3,635	3,635
	Illinois Educ. Fac. Auth. Rev.
	(Univ. of Chicago) VRDO	3.430%	11/7/07		18,200	18,200
	Illinois Educ. Fac. Auth. Rev.
	(Univ. of Chicago) VRDO	3.430%	11/7/07		33,362	33,362
	Illinois Finance Auth. IDR (Guesto Packing
	Company Inc. Project) Rev. VRDO	3.550%	11/7/07	LOC	8,000	8,000
1	Illinois Finance Auth. Rev.
	(Northwestern Univ.) TOB VRDO	3.500%	11/7/07		5,195	5,195
1	Illinois Finance Auth. Rev.
	(Northwestern Univ.) TOB VRDO	3.520%	11/7/07		8,165	8,165
1	Illinois Finance Auth. Rev.
	(Palos Community Hosp.) TOB VRDO	3.490%	11/7/07	(1)	11,480	11,480
	Illinois Finance Auth. Rev.
	(Univ. of Chicago) VRDO	3.430%	11/7/07		60,482	60,482
	Illinois GO	5.000%	1/1/08		8,100	8,116
	Illinois GO	5.250%	8/1/08		14,500	14,669
	Illinois GO TAN	4.250%	11/9/07		150,000	150,016
1	Illinois GO TOB PUT	3.780%	6/5/08	(2)	14,440	14,440
1	Illinois GO TOB VRDO	3.490%	11/7/07		4,600	4,600

12

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Illinois GO TOB VRDO	3.490%	11/7/07	(3)	6,300	6,300
1	Illinois GO TOB VRDO	3.490%	11/7/07		17,380	17,380
1	Illinois GO TOB VRDO	3.490%	11/7/07	(1)	9,150	9,150
1	Illinois GO TOB VRDO	3.490%	11/7/07		12,990	12,990
1	Illinois GO TOB VRDO	3.500%	11/7/07	(3)	22,000	22,000
1	Illinois GO TOB VRDO	3.500%	11/7/07	(4)	6,013	6,013
1	Illinois GO TOB VRDO	3.500%	11/7/07		2,845	2,845
1	Illinois GO TOB VRDO	3.500%	11/7/07	(2)	3,105	3,105
1	Illinois GO TOB VRDO	3.500%	11/7/07	(2)	2,500	2,500
1	Illinois GO TOB VRDO	3.500%	11/7/07	(2)	2,940	2,940
1	Illinois GO TOB VRDO	3.500%	11/7/07	(3)	12,730	12,730
1	Illinois GO TOB VRDO	3.510%	11/7/07	(4)	3,525	3,525
1	Illinois GO TOB VRDO	3.510%	11/7/07	(1)	8,325	8,325
1	Illinois GO TOB VRDO	3.520%	11/7/07	(4)	3,995	3,995
1	Illinois GO TOB VRDO	3.520%	11/7/07	(1)	12,480	12,480
1	Illinois GO TOB VRDO	3.520%	11/7/07	(2)	11,455	11,455
1	Illinois GO TOB VRDO	3.520%	11/7/07		15,240	15,240
1	Illinois GO TOB VRDO	3.520%	11/7/07		24,025	24,025
1	Illinois GO TOB VRDO	3.580%	11/7/07	(1)	5,220	5,220
1	Illinois GO TOB VRDO	3.580%	11/7/07	(1)	5,075	5,075
1	Illinois GO TOB VRDO	3.580%	11/7/07	(4)	4,960	4,960
	Illinois GO VRDO	3.240%	11/7/07		38,150	38,150
	Illinois Health Fac. Auth. Rev.
	(Evanston Hosp. Corp.) CP	3.680%	12/6/07		50,000	50,000
	Illinois Health Fac. Auth. Rev.
	(Gottlieb Health Resources Inc.
	Obligated Group) VRDO	3.450%	11/7/07	LOC	14,100	14,100
1	Illinois Housing Dev. Auth.
	Homeowner Mortgage TOB VRDO	3.360%	11/7/07		5,505	5,505
1	Illinois Housing Dev. Auth.
	Multi Family Rev TOB VRDO	3.630%	11/7/07		46,530	46,530
1	Illinois Housing Dev. Auth. TOB VRDO	3.550%	11/7/07		9,940	9,940
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	3.490%	11/7/07	(1)	5,960	5,960
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	3.500%	11/7/07	(1)	5,195	5,195
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	3.520%	11/7/07	(3)	12,895	12,895
1	Illinois Sales Tax Rev. TOB VRDO	3.500%	11/7/07		3,500	3,500
1	Illinois Sales Tax Rev. TOB VRDO	3.580%	11/7/07	(4)	5,245	5,245
1	Illinois State Tollway Highway Auth.
	Toll Highway Rev. TOB VRDO	3.510%	11/7/07	(4)	5,190	5,190
1	Illinois State Tollway Highway Auth.
	Toll Highway Rev. TOB VRDO	3.510%	11/7/07	(4)	10,370	10,370
2	Illinois State Tollway Highway Auth.
	Toll Highway Rev. VRDO	3.300%	11/7/07	(10)	75,000	75,000
1	Lake County IL Community
	Consolidated School Dist. TOB VRDO	3.490%	11/7/07	(4)	13,635	13,635
1	Lake County IL Community
	High School Dist TOB VRDO	3.520%	11/7/07		13,255	13,255
1	Metro. Pier & Exposition Auth.
	Illinois Dedicated Sales Tax Rev. TOB VRDO	3.510%	11/7/07	(1)	31,675	31,675
1	Metro. Pier & Exposition Auth.
	Illinois Dedicated Sales Tax Rev. TOB VRDO	3.510%	11/7/07	(3)	8,795	8,795
1	Metro. Pier & Exposition Auth.
	Illinois Dedicated Sales Tax Rev. TOB VRDO	3.510%	11/7/07	(1)	14,485	14,485
1	Metro. Pier & Exposition Auth.
	Illinois Dedicated Sales Tax Rev. TOB VRDO	3.510%	11/7/07	(1)	5,060	5,060
1	Metro. Pier & Exposition Auth. Illinois
	Dedicated Sales Tax Rev. TOB VRDO	3.520%	11/7/07	(1)	10,000	10,000

13

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Metro. Pier & Exposition Auth. Illinois
	Dedicated Sales Tax Rev. TOB VRDO	3.530%	11/7/07	(3)	6,645	6,645
1	Metro. Pier & Exposition Auth. Illinois
	Dedicated Sales Tax Rev. TOB VRDO	3.580%	11/7/07	(1)	6,145	6,145
1	Regional Transp. Auth. Cook, Du Page,
	Kane, Lake, McHenry, and Will Counties
	IL GO TOB VRDO	3.490%	11/7/07	(4)	66,175	66,175
1	Regional Transp. Auth. Cook, Du Page,
	Kane, Lake, McHenry, and Will Counties
	IL GO TOB VRDO	3.490%	11/7/07	(3)	47,325	47,325
1	Regional Transp. Auth. Cook, Du Page,
	Kane, Lake, McHenry, and Will Counties
	IL GO TOB VRDO	3.500%	11/7/07	(3)	96,515	96,515
1	Schaumburg IL GO TOB VRDO	3.520%	11/7/07	(3)	6,000	6,000
	Schaumburg IL GO VRDO	3.460%	11/7/07		485	485
	Univ. of Illinois (Util. Infrastructure Project)
	COP VRDO	3.430%	11/7/07		114,448	114,448
1	Univ. of Illinois Univ. Rev. TOB VRDO	3.520%	11/7/07	(1)	14,660	14,660
1	Will County IL Community School Dist. TOB VRDO	3.510%	11/7/07	(4)	8,570	8,570
1	Will County IL Community School Dist. TOB VRDO	3.510%	11/7/07	(3)	7,005	7,005
1	Will County IL Community School Dist. TOB VRDO	3.510%	11/7/07	(1)	8,610	8,610
1	Will County IL First Preserve Dist. TOB PUT	3.800%	3/13/08	(1)	12,835	12,835
						1,978,916
Indiana (2.5%)
1	Franklin IN Community Multi-School Building Corp.
	TOB VRDO	3.570%	11/7/07	(3)	2,650	2,650
1	Franklin Township IN School Building Corp.
	(Marion County) TOB PUT	3.800%	3/13/08	(1)	5,530	5,530
	Indiana Bond Bank Advance Funding
	Program Notes	4.250%	1/31/08	LOC	100,000	100,146
	Indiana Bond Bank Rev. Midyear Funding
	Program Notes TAN	4.500%	5/20/08	LOC	100,000	100,401
1	Indiana Bond Bank Rev. Revolving Funding
	Program TOB VRDO	3.500%	11/7/07		8,255	8,255
	Indiana Dev. Finance Auth. Rev.
	(Children’s Museum) VRDO	3.260%	11/7/07		29,200	29,200
	Indiana Dev. Finance Auth. Rev.
	(Indianapolis Museum of Art) VRDO	3.260%	11/7/07	LOC	19,100	19,100
	Indiana Educ. Fac. Auth. (Wabash College) VRDO	3.470%	11/7/07	LOC	29,940	29,940
1	Indiana Finance Auth. Highway Rev. TOB VRDO	3.520%	11/7/07	(3)	35,240	35,240
	Indiana Health Fac. Auth. Finance Auth. Rev.
	(Ascension Health Credit Group)	5.000%	11/1/07		5,000	5,000
1	Indiana Health Fac. Fin. Auth. Hosp. Rev.
	(Community Hosp. Project) Rev. TOB VRDO	3.580%	11/7/07	(2)	6,450	6,450
1	Indiana Housing & Community Dev. Auth.
	Single Family Mortgage Rev. TOB VRDO	3.390%	11/7/07		7,700	7,700
	Indiana Office Building Comm. Fac. Rev.
	(Indiana Govt. Center South) VRDO	3.320%	11/7/07		14,400	14,400
1	Indiana Transp. Finance Auth. Highway Rev.
	TOB VRDO	3.340%	11/7/07	(3)	4,995	4,995
1	Indiana Transp. Finance Auth. Highway Rev.
	TOB VRDO	3.340%	11/7/07	(3)	4,050	4,050
1	Indiana Transp. Finance Auth. Highway Rev.
	TOB VRDO	3.500%	11/7/07	(3)	5,110	5,110
1	Indiana Transp. Finance Auth. Highway Rev.
	TOB VRDO	3.500%	11/7/07	(3)	7,955	7,955

14

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Indiana Transp. Finance Auth. Highway Rev.
	TOB VRDO	3.500%	11/7/07	(3)	4,298	4,298
	Indianapolis IN Local Public Improvement Rev.
	(Bank-Waterworks Project) VRDO	3.450%	11/7/07	(1)	95,635	95,635
1	Indianapolis IN Local Public Improvement Rev.
	TOB PUT	3.800%	3/13/08	(1)	7,100	7,100
1	Indianapolis IN Local Public Improvement Rev.
	TOB PUT	3.960%	3/13/08	(1)	6,530	6,530
1	Indianapolis IN Local Public Improvement Rev.
	TOB PUT	3.980%	3/13/08	(1)	5,870	5,870
1	Indianapolis IN Local Public Improvement Rev.
	TOB VRDO	3.500%	11/7/07	(1)	4,240	4,240
1	Indianapolis IN Local Public Improvement Rev.
	TOB VRDO	3.550%	11/7/07	(2)	16,800	16,800
	Noblesville IN Econ. Dev. Rev.
	(Greystone Apartments Project) VRDO	3.540%	11/7/07	LOC	6,250	6,250
1	Purdue Univ. Indiana Univ. Rev. TOB VRDO	3.510%	11/7/07	(Prere.)	6,270	6,270
	Trustee of Indiana Univ. CP	3.610%	11/14/07		22,000	22,000
						561,115
Iowa (0.3%)
1	Des Moines IA Metro. Wastewater Reclamation
	Auth. Sewer. Rev. TOB VRDO	3.490%	11/7/07	(1)	6,470	6,470
	Iowa Finance Auth. Hosp. Fac. Rev.
	(Iowa Health System) VRDO	3.270%	11/7/07	(2)	6,980	6,980
	Iowa Finance Auth. Single Family Rev. VRDO	3.500%	11/7/07		11,500	11,500
	Iowa Finance Auth. Single Family Rev. VRDO	3.530%	11/7/07		12,000	12,000
	Iowa Higher Educ. Loan Auth. Rev. Private
	College Fac. (Grinnell College Project) VRDO	3.470%	11/7/07		37,500	37,500
						74,450
Kansas (0.3%)
1	Johnson County KS Water Dist. Rev. TOB VRDO	3.580%	11/7/07		3,220	3,220
1	Kansas Dev. Finance Auth. TOB VRDO	3.510%	11/7/07		5,195	5,195
	Sedgwick County KS Airport Fac. Rev.
	(FlightSafety) VRDO	3.500%	11/7/07		34,000	34,000
	Wichita KS Airport Facs. Rev. VRDO	3.500%	11/7/07		7,500	7,500
1	Wyandotte County Kansas City KS Unified
	Govt. GO TOB VRDO	3.520%	11/7/07	(2)	6,000	6,000
						55,915
Kentucky (1.4%)
	Jeffersontown KY Lease Program
	(Kentucky League of Cities Funding) VRDO	3.420%	11/7/07	LOC	3,600	3,600
	Kentucky Asset/Liability Comm.
	General Fund Rev. CP	3.750%	11/1/07		16,700	16,700
	Kentucky Asset/Liability Comm.
	General Fund Rev. CP	3.750%	11/8/07		12,500	12,500
1	Kentucky Asset/Liability Comm.
	General Fund Rev. TOB VRDO	3.510%	11/7/07	(1)	5,050	5,050
	Kentucky Inc. Public Energy Auth.
	Gas Supply Rev. VRDO	3.580%	11/1/07		111,474	111,474
1	Kentucky Property & Building Comm.
	Rev. TOB VRDO	3.490%	11/7/07	(4)	21,780	21,780
1	Kentucky Property & Building Comm.
	Rev. TOB VRDO	3.520%	11/7/07	(1)	24,835	24,835
	Kentucky Turnpike Auth. Econ. Dev. Road Rev.
	(Revitalization Project)	6.500%	7/1/08	(2)	7,000	7,126

15

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Louisville & Jefferson County KY Metro.
	Sewer Dist. TOB VRDO	3.520%	11/7/07	(3)	14,000	14,000
1	Louisville & Jefferson County KY TOB VRDO	3.520%	11/7/07	(1)	17,500	17,500
	Richmond KY League of Cities Funding
	Lease Program Rev. VRDO	3.470%	11/7/07	LOC	10,000	10,000
	Warren County KY Rev. (Western Kentucky
	Univ. Student Life) VRDO	3.470%	11/7/07	LOC	60,430	60,430
	Warren County KY Rev. (Western Kentucky
	Univ. Student Life) VRDO	3.470%	11/7/07	LOC	4,800	4,800
						309,795
Louisiana (0.7%)
	Ascension Parish LA Ind. Dev. Board Rev.
	(Geismar Project) VRDO	3.260%	11/7/07	LOC	40,000	40,000
1	Louisiana Gasoline and Fuel Tax Rev. TOB VRDO	3.500%	11/7/07	(3)(4)	27,225	27,225
1	Louisiana GO TOB VRDO	3.490%	11/7/07	(2)	22,445	22,445
1	Louisiana GO TOB VRDO	3.500%	11/7/07	(3)	30,000	30,000
1	Louisiana GO TOB VRDO	3.580%	11/7/07	(2)	5,175	5,175
1	Louisiana GO TOB VRDO	3.580%	11/7/07	(4)	7,985	7,985
1	Louisiana GO TOB VRDO	3.580%	11/7/07	(4)	7,985	7,985
	Louisiana Local Govt. Environment Facilities
	Community Dev. Auth. Rev. VRDO	3.270%	11/7/07	LOC	12,500	12,500
	Louisiana Public Fac. Auth. Rev. (International
	Matex Tank Terminals) VRDO	3.260%	11/7/07	LOC	10,000	10,000
						163,315
Maine (0.3%)
	Maine GO BAN	4.250%	6/10/08		9,500	9,531
1	Maine Health & Higher Educ. Fac.
	Auth. Rev. TOB VRDO	3.510%	11/7/07	(1)	11,285	11,285
1	Maine Housing Auth. General Rev. TOB VRDO	3.530%	11/7/07		3,740	3,740
1	Maine Housing Auth. General Rev. TOB VRDO	3.580%	11/7/07		4,240	4,240
1	Maine Housing Auth. General Rev. TOB VRDO	3.610%	11/7/07		150	150
1	Maine Housing Auth. General Rev. TOB VRDO	3.610%	11/7/07		345	345
1	Maine Housing Auth. General Rev. TOB VRDO	3.610%	11/7/07		125	125
	Maine Housing Auth. Mortgage Rev. PUT	3.820%	7/18/08		12,000	12,000
1	Maine Housing Auth. Mortgage Rev. TOB VRDO	3.550%	11/7/07		5,055	5,055
1	Maine Housing Auth. Mortgage Rev. TOB VRDO	3.590%	11/7/07		7,065	7,065
	Maine Housing Auth. Mortgage Rev. VRDO	3.500%	11/7/07		5,000	5,000
	Maine Housing Auth. Mortgage Rev. VRDO	3.500%	11/7/07		5,000	5,000
	Maine Housing Auth. Mortgage Rev. VRDO	3.530%	11/7/07		5,900	5,900
						69,436
Maryland (0.8%)
	Anne Arundel County MD GO	5.000%	3/1/08		7,375	7,406
	Baltimore MD Consolidated
	Public Improvement CP	3.600%	11/7/07		26,075	26,075
1	Maryland Dept. of Housing & Community Dev.
	Mortgage Rev. Draw Down TOB VRDO	3.530%	11/7/07		4,180	4,180
1	Maryland Dept. of Housing & Community Dev.
	Mortgage Rev. Draw Down TOB VRDO	3.530%	11/7/07		3,530	3,530
1	Maryland Dept. of Housing & Community Dev.
	Mortgage Rev. Draw Down TOB VRDO	3.560%	11/7/07		3,170	3,170
1	Maryland Dept. of Housing & Community Dev.
	Rev. TOB VRDO	3.360%	11/7/07		4,975	4,975
1	Maryland Dept. of Housing & Community Dev.
	Rev. TOB VRDO	3.550%	11/7/07		2,960	2,960
1	Maryland Dept. of Housing & Community Dev.
	Rev. TOB VRDO	3.550%	11/7/07		7,995	7,995

16

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Maryland Dept. of Housing & Community Dev.
	Rev. TOB VRDO	3.580%	11/7/07		20	20
1	Maryland Dept. of Housing & Community Dev.
	TOB VRDO	3.530%	11/7/07		3,120	3,120
	Maryland Dept. of Housing & Community Dev.
	VRDO	3.450%	11/7/07		16,400	16,400
	Maryland GO	5.250%	2/1/08		5,000	5,019
	Maryland GO	5.250%	3/1/08		24,935	25,070
1	Maryland GO TOB VRDO	3.490%	11/7/07		7,800	7,800
	Maryland Health & Higher Educ. Fac. Auth. Rev.
	(Gilman School) VRDO	3.250%	11/7/07	LOC	8,000	8,000
	Maryland Health & Higher Educ. Fac. Auth. Rev.
	(Johns Hopkins Univ.) CP	3.750%	11/6/07		21,562	21,562
	Maryland Water Quality Financing Administration
	Revolving Loan Rev.	5.000%	9/1/08		5,000	5,066
1	Montgomery County MD GO TOB VRDO	3.490%	11/7/07		4,885	4,885
1	Northeast MD Waste Disposal TOB PUT	3.770%	11/1/07	(2)	4,995	4,995
1	Prince Georges County MD GO TOB VRDO	3.340%	11/7/07		6,380	6,380
						168,608
Massachusetts (2.1%)
	Boston MA GO	5.000%	2/1/08	(1)	5,000	5,016
1	Massachusetts Bay Transp. Auth. Rev.
	Sales Tax TOB VRDO	3.490%	11/7/07		5,025	5,025
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	3.490%	11/7/07		28,480	28,480
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	3.530%	11/7/07		11,640	11,640
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	3.530%	11/7/07		11,955	11,955
	Massachusetts GO	5.500%	2/1/08	(1)	10,000	10,047
1	Massachusetts GO TOB PUT	3.800%	2/27/08	(2)	5,490	5,490
1	Massachusetts GO TOB VRDO	3.290%	11/7/07	(2)	11,150	11,150
1	Massachusetts GO TOB VRDO	3.500%	11/7/07	(Prere.)	5,755	5,755
	Massachusetts Health & Educ. Fac. Auth. Rev.
	(Baystate Medical Center) VRDO	3.240%	11/7/07	LOC	22,000	22,000
	Massachusetts Health & Educ. Fac. Auth. Rev.
	(Harvard Univ.) CP	3.720%	11/8/07		7,000	7,000
	Massachusetts Health & Educ. Fac. Auth. Rev.
	(Harvard Univ.) CP	3.680%	12/13/07		26,900	26,900
	Massachusetts Health & Educ. Fac. Auth. Rev.
	(Harvard Univ.) CP	3.550%	2/7/08		40,735	40,735
	Massachusetts Health & Educ. Fac. Auth. Rev.
	(Harvard Univ.) CP	3.550%	2/8/08		12,000	12,000
1	Massachusetts Health & Educ. Fac. Auth. Rev.
	(Harvard Univ.) TOB VRDO	3.290%	11/7/07		10,580	10,580
1	Massachusetts Health & Educ. Fac. Auth. Rev.
	(Harvard Univ.) TOB VRDO	3.490%	11/7/07		13,240	13,240
1	Massachusetts Health & Educ. Fac. Auth. Rev.
	(Harvard Univ.) TOB VRDO	3.510%	11/7/07		15,000	15,000
1	Massachusetts Housing Finance Agency
	Housing Rev. TOB VRDO	3.500%	11/7/07		10,105	10,105
1	Massachusetts School Building Auth.
	Dedicated Sales Tax Rev. TOB VRDO	3.510%	11/7/07	(1)	9,800	9,800
1	Massachusetts School Building Auth.
	Dedicated Sales Tax Rev. TOB VRDO	3.510%	11/7/07	(4)	8,800	8,800
1	Massachusetts School Building Auth.
	Dedicated Sales Tax Rev. TOB VRDO	3.510%	11/7/07	(4)	7,070	7,070
1	Massachusetts School Building Auth.
	Dedicated Sales Tax Rev. TOB VRDO	3.510%	11/7/07	(4)	31,135	31,135

17

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Massachusetts Special Obligation
	Dedicated Tax Rev. TOB VRDO	3.490%	11/7/07	(3)	19,000	19,000
1	Massachusetts Turnpike Auth. Rev.
	(Metro. Highway System) TOB VRDO	3.490%	11/7/07	(2)	12,977	12,977
	Massachusetts Water Resources Auth. Rev. CP	3.700%	11/14/07	LOC	7,500	7,500
1	Massachusetts Water Resources Auth.
	Rev. TOB VRDO	3.490%	11/7/07	(4)	12,635	12,635
1	Massachusetts Water Resources Auth.
	Rev. TOB VRDO	3.490%	11/7/07	(4)	11,385	11,385
1	Massachusetts Water Resources Auth.
	Rev. TOB VRDO	3.500%	11/7/07	(4)	30,545	30,545
1	Massachusetts Water Resources Auth.
	Rev. TOB VRDO	3.500%	11/7/07		10,270	10,270
1	Massachusetts Water Resources Auth.
	Rev. TOB VRDO	3.510%	11/7/07	(2)	7,300	7,300
1	Massachusetts Water Resources Auth.
	Rev. TOB VRDO	3.500%	11/8/07	(4)	39,485	39,485
	Massachusetts Water Resources Auth.
	Rev. VRDO	3.240%	11/7/07	(2)	5,260	5,260
	Massachusetts Water Resources Auth.
	Rev. VRDO	3.240%	11/7/07	(3)	2,190	2,190
						467,470
Michigan (4.2%)
1	Detroit MI City School Dist. TOB PUT	3.800%	2/28/08	(3)	7,585	7,585
1	Detroit MI City School Dist. TOB VRDO	3.520%	11/7/07	(3)	12,375	12,375
1	Detroit MI Sewer System Rev. TOB VRDO	3.500%	11/7/07	(3)	895	895
1	Detroit MI Sewer System Rev. TOB VRDO	3.510%	11/7/07	(4)	22,050	22,050
1	Detroit MI Sewer System Rev. TOB VRDO	3.520%	11/7/07	(1)	20,100	20,100
1	Detroit MI Sewer System Rev. TOB VRDO	3.520%	11/7/07	(3)	19,600	19,600
	Detroit MI Sewer System Rev. VRDO	3.580%	11/1/07	(4)	1,000	1,000
	Detroit MI Sewer System Rev. VRDO	3.440%	11/7/07	(3)	20,000	20,000
1	Detroit MI Water Supply System TOB VRDO	3.290%	11/7/07	(4)	16,000	16,000
	Detroit MI Water Supply System VRDO	3.230%	11/7/07	(3)	8,300	8,300
1	Huron Valley MI School Dist. TOB VRDO	3.510%	11/7/07		5,040	5,040
1	Huron Valley MI School Dist. TOB VRDO	3.520%	11/7/07		5,000	5,000
	Michigan Building Auth. CP	3.720%	11/20/07	LOC	35,045	35,045
1	Michigan Building Auth. Rev. TOB VRDO	3.340%	11/7/07	(1)	12,175	12,175
1	Michigan Building Auth. Rev. TOB VRDO	3.500%	11/7/07	(3)	12,515	12,515
1	Michigan Building Auth. Rev. TOB VRDO	3.500%	11/7/07		5,000	5,000
1	Michigan Building Auth. Rev. TOB VRDO	3.500%	11/7/07	(4)	9,635	9,635
1	Michigan Building Auth. Rev. TOB VRDO	3.510%	11/7/07	(1)	4,240	4,240
1	Michigan Building Auth. Rev. TOB VRDO	3.520%	11/7/07	(3)	7,000	7,000
1	Michigan Building Auth. Rev. TOB VRDO	3.580%	11/7/07	(Prere.)	5,080	5,080
1	Michigan GO TOB VRDO	3.510%	11/7/07	(4)	5,230	5,230
1	Michigan Hosp. Finance Auth. Rev.
	(Henry Ford Health System) TOB VRDO	3.510%	11/7/07		1,670	1,670
	Michigan Hosp. Finance Auth. Rev.
	(Henry Ford Health System) VRDO	3.240%	11/7/07	LOC	49,320	49,320
	Michigan Hosp. Finance Auth. Rev.
	(Holland Community Hosp.) VRDO	3.460%	11/7/07	LOC	7,000	7,000
1	Michigan Hosp. Finance Auth. Rev. TOB VRDO	3.490%	11/7/07	LOC	14,200	14,200
1	Michigan Housing Dev. Auth. Rev. TOB VRDO	3.530%	11/7/07	(4)	8,125	8,125
	Michigan Housing Dev. Auth.
	Single Family Mortgage Rev. VRDO	3.240%	11/7/07		26,340	26,340
	Michigan Housing Dev. Auth.
	Single Family Mortgage Rev. VRDO	3.300%	11/7/07		14,015	14,015

18

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Michigan Housing Dev. Auth.
	Single Family Mortgage Rev. VRDO	3.300%	11/7/07		82,000	82,000
	Michigan Muni. Bond Auth. Rev.	4.500%	8/20/08		50,000	50,317
	Michigan Muni. Bond Auth. Rev.	4.500%	8/20/08	LOC	100,000	100,635
	Michigan Muni. Bond Auth. Rev.
	(Clean Water Revolving Fund)	5.250%	10/1/08		11,960	12,151
1	Michigan Muni. Bond Auth. Rev.
	(Clean Water Revolving Fund) TOB VRDO	3.510%	11/7/07		8,335	8,335
1	Michigan Muni. Bond Auth. Rev.
	(Clean Water Revolving Fund) TOB VRDO	3.580%	11/7/07		7,580	7,580
	Michigan Muni. Bond Auth. Rev.
	(School Dist. of Detroit)	5.000%	6/1/08	(4)	5,000	5,036
1	Michigan Muni. Bond Auth. Rev. TOB VRDO	3.510%	11/7/07		30,310	30,310
1	Michigan Muni. Bond Auth. Rev. TOB VRDO	3.510%	11/7/07		6,000	6,000
1	Michigan Muni. Bond Auth. Rev. TOB VRDO	3.520%	11/7/07		3,845	3,845
1	Michigan State Univ. Rev. TOB VRDO	3.490%	11/7/07	(2)	40,175	40,175
1	Michigan Trunk Line Rev. TOB PUT	3.800%	3/13/08	(4)	24,210	24,210
	Oakland County MI Econ. Dev. Corp.
	(Cranbrook Educ. Comm.) VRDO	3.480%	11/7/07		6,500	6,500
	Univ. of Michigan Hosp. Rev. VRDO	3.430%	11/7/07		59,695	59,695
	Univ. of Michigan Univ. Rev. VRDO	3.430%	11/7/07		82,680	82,680
1	Wayne Charter County MI Airport Rev.
	(Detroit Metro. Wayne County) TOB VRDO	3.550%	11/7/07	(1)	13,615	13,615
1	Wayne Charter County MI Airport Rev.
	(Detroit Metro. Wayne County) TOB VRDO	3.550%	11/7/07	(1)	2,745	2,745
	Wayne Charter County MI Airport Rev.
	(Detroit Metro. Wayne County) VRDO	3.310%	11/7/07	(2)	22,690	22,690
1	Wayne Charter County MI Airport Rev. TOB VRDO	3.590%	11/7/07	(1)	4,555	4,555
						917,609
Minnesota (0.8%)
1	Hennepin County MN Salex Tax Rev. TOB VRDO	3.500%	11/7/07		17,730	17,730
1	Minneapolis & St. Paul MN Metro. Airport
	TOB VRDO	3.510%	11/7/07	(2)	6,840	6,840
1	Minneapolis & St. Paul MN Metro. Airport
	TOB VRDO	3.510%	11/7/07	(2)	19,875	19,875
1	Minneapolis MN TOB VRDO	3.500%	11/7/07		3,945	3,945
	Minnesota GO	5.000%	8/1/08		12,965	13,087
1	Minnesota GO TOB VRDO	3.490%	11/7/07		4,085	4,085
1	Minnesota GO TOB VRDO	3.490%	11/7/07		5,280	5,280
1	Minnesota GO TOB VRDO	3.500%	11/7/07		7,510	7,510
1	Minnesota GO TOB VRDO	3.510%	11/7/07		3,835	3,835
1	Minnesota GO TOB VRDO	3.510%	11/7/07		3,615	3,615
	Minnesota Housing Finance Agency
	Residential Housing Finance Rev.	3.700%	3/4/08		16,500	16,500
1	Minnesota Housing Finance Agency
	Residential Housing Finance TOB VRDO	3.360%	11/7/07		7,000	7,000
1	Minnesota Housing Finance Agency
	Residential Housing Finance TOB VRDO	3.550%	11/7/07		5,000	5,000
1	Minnesota Housing Finance Agency
	Residential Housing Finance TOB VRDO	3.590%	11/7/07		7,905	7,905
	Minnesota Housing Finance Agency
	Residential Housing Finance VRDO	3.530%	11/7/07		4,500	4,500
1	Minnesota Public Fac. Auth.
	Clean Water Rev. TOB VRDO	3.500%	11/7/07		8,450	8,450
1	Minnesota State Housing Fin. Agency TOB VRDO	3.560%	11/7/07		10,475	10,475

19

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Rochester MN Health Care Fac. Rev.
	(Mayo Foundation) CP	3.550%	12/11/07		21,500	21,501
1	Rochester MN Health Care Fac. Rev.
	(Mayo Foundation) TOB VRDO	3.500%	11/7/07		9,130	9,130
						176,263
Mississippi (0.7%)
1	Mississippi Dev. Bank GO TOB VRDO	3.510%	11/7/07	(3)	6,465	6,465
1	Mississippi Dev. Bank Special Obligation Rev. PUT	3.600%	9/18/08	(2)	5,000	5,000
	Mississippi Dev. Bank Special Obligation Rev. VRDO	3.450%	11/7/07	(3)	11,215	11,215
	Mississippi Dev. Bank Special Obligation Rev. VRDO	3.480%	11/7/07		45,927	45,927
1	Mississippi GO TOB VRDO	3.500%	11/7/07	(4)	9,200	9,200
1	Mississippi GO TOB VRDO	3.500%	11/7/07		12,515	12,515
1	Mississippi GO TOB VRDO	3.510%	11/7/07	(3)(Prere.)	3,735	3,735
	Mississippi GO VRDO	3.250%	11/7/07		48,585	48,585
1	Mississippi Home Corp. Single Family Rev.
	TOB VRDO	3.500%	11/7/07	(3)	2,245	2,245
						144,887
Missouri (1.7%)
1	Bi-State Dev. Agency of the
	Missouri-Illinois Metro. Dist.
	(Metrolink Cross County Project) TOB VRDO	3.500%	11/7/07	(4)	8,500	8,500
1	Bi-State Dev. Agency of the
	Missouri-Illinois Metro. Dist.
	(Metrolink Cross County Project) TOB VRDO	3.500%	11/7/07	(4)	8,500	8,500
	Bi-State Dev. Agency of the
	Missouri-Illinois Metro. Dist.
	(St. Clair County Metrolink Extension) VRDO	3.300%	11/7/07	(4)	18,500	18,500
1	Curators of the Univ. of Missouri
	System Fac. Rev. TOB VRDO	3.490%	11/7/07		14,640	14,640
	Curators of the Univ. of Missouri
	System Fac. Rev. VRDO	3.430%	11/7/07		69,450	69,450
1	Hazelwood MO School Dist. TOB VRDO	3.340%	11/7/07	(4)	4,365	4,365
1	Kansas City MO GO TOB VRDO	3.500%	11/7/07		7,265	7,265
1	Kansas City MO Muni. Assistance
	Corp. Rev. TOB VRDO	3.500%	11/7/07	(3)	7,185	7,185
	Kansas City MO School Dist. Building
	Elementary School Project Leasehold Rev.	5.000%	2/1/08	(3)	5,940	5,959
1	Missouri Board Public Building Special
	Obligation Rev. TOB VRDO	3.500%	11/7/07		13,570	13,570
1	Missouri Board Public Building Special
	Obligation Rev. TOB VRDO	3.580%	11/7/07		5,000	5,000
1	Missouri Environmental Improvement &
	Energy Resource Auth. Water PCR
	(Clean Water SRF Program) TOB VRDO	3.580%	11/7/07		7,400	7,400
1	Missouri Health & Educ. Fac. Auth.
	(Washington Univ.) TOB VRDO	3.500%	11/7/07		4,560	4,560
1	Missouri Health & Educ. Fac. Auth.
	(Washington Univ.) TOB VRDO	3.500%	11/7/07		4,560	4,560
1	Missouri Health & Educ. Fac. Auth. Rev.
	(Washington Univ.) TOB VRDO	3.510%	11/7/07		9,925	9,925
1	Missouri Health & Educ. Fac. Auth. TOB VRDO	3.520%	11/7/07		8,000	8,000
	Missouri Higher Educ. Student Loan Auth. VRDO	3.480%	11/7/07	(1)	30,200	30,200
	Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/08		7,465	7,512
1	Missouri Highways & Transp. Comm.
	Road Rev. TOB VRDO	3.490%	11/7/07		6,975	6,975

20

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Missouri Highways & Transp. Comm.
	Road Rev. TOB VRDO	3.490%	11/7/07		5,000	5,000
1	Missouri Highways & Transp. Comm.
	Road Rev. TOB VRDO	3.500%	11/7/07		6,885	6,885
1	Missouri Highways & Transp. Comm.
	Road Rev. TOB VRDO	3.500%	11/7/07		5,000	5,000
1	Missouri Highways & Transp. Comm.
	Road Rev. TOB VRDO	3.520%	11/7/07		36,025	36,025
	Missouri Highways & Transp. Comm.
	Road Rev. VRDO	3.250%	11/7/07	LOC	5,085	5,085
1	Missouri Housing Dev. Corp. Single Family
	Mortgage Rev. TOB VRDO	3.350%	11/7/07		9,600	9,600
1	Missouri Housing Dev. Corp. Single Family
	Mortgage Rev. TOB VRDO	3.400%	11/7/07		3,575	3,575
1	Missouri Housing Dev. Corp. Single Family
	Mortgage Rev. TOB VRDO	3.550%	11/7/07		6,775	6,775
1	Missouri State Housing Dev. TOB VRDO	3.350%	11/7/07		7,975	7,975
	Missouri Water Pollution Control GO	5.000%	10/1/08		11,350	11,491
1	St. Louis MO Airport Rev. Airport Dev.
	Program TOB VRDO	3.490%	11/7/07	(1)	38,630	38,630
						378,107
Nebraska (0.9%)
	American Public Energy Agency Nebraska
	(National Public Gas Agency) VRDO	3.430%	11/7/07		35,319	35,319
1	Central Plains Energy Project Nebraska
	Gas Project TOB VRDO	3.500%	11/7/07		26,080	26,080
1	Douglas County NE School Dist. GO TOB VRDO	3.510%	11/7/07		7,280	7,280
1	Lancaster County NE School Dist. No. 1
	(Lincoln Public Schools) TOB VRDO	3.520%	11/7/07		6,965	6,965
	Nebraska Investment Finance Auth.
	Single Family Housing Rev. VRDO	3.290%	11/7/07		20,965	20,965
	Nebraska Investment Finance Auth.
	Single Family Housing Rev. VRDO	3.290%	11/7/07		20,720	20,720
	Nebraska Investment Finance Auth.
	Single Family Housing Rev. VRDO	3.290%	11/7/07		20,020	20,020
1	Nebraska Public Power Dist. Rev. TOB VRDO	3.500%	11/7/07	(4)	9,950	9,950
1	Nebraska Public Power Dist. Rev. TOB VRDO	3.510%	11/7/07	(4)	8,245	8,245
1	Nebraska Public Power Dist. Rev. TOB VRDO	3.520%	11/7/07	(2)	5,330	5,330
1	Nebraska Public Power Dist. Rev. TOB VRDO	3.520%	11/7/07	(2)	3,200	3,200
	Omaha NE Public Power Dist. Electric Rev. CP	3.600%	11/8/07		12,500	12,500
	Omaha NE Public Power Dist. Electric Rev. CP	3.550%	12/13/07		5,000	5,000
1	Omaha NE Public Power Dist. Electric Rev.
	TOB VRDO	3.510%	11/7/07		14,695	14,695
1	Omaha NE TOB VRDO	3.520%	11/7/07		8,000	8,000
						204,269
Nevada (1.8%)
1	Clark County NV Highway Improvement Rev.
	(Motor Vehicle Fuel Tax) TOB VRDO	3.520%	11/7/07	(2)	17,165	17,165
1	Clark County NV Highway Improvement Rev.
	(Motor Vehicle Fuel Tax) TOB VRDO	3.520%	11/7/07	(2)	17,880	17,880
1	Clark County NV Airport Improvement Rev.
	TOB VRDO	3.610%	11/7/07	(2)	5,000	5,000
	Clark County NV Airport Improvement Rev. VRDO	3.250%	11/7/07	(3)	21,130	21,130
	Clark County NV Airport Improvement Rev. VRDO	3.280%	11/7/07	(3)	24,880	24,880
	Clark County NV Airport Improvement Rev. VRDO	3.300%	11/7/07	(3)	20,000	20,000
1	Clark County NV Airport System Rev. TOB VRDO	3.500%	11/7/07	(3)	10,095	10,095

21

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Clark County NV GO TOB VRDO	3.500%	11/7/07	(2)	5,695	5,695
1	Clark County NV Highway Rev.
	(Motor Vehicle Fuel Tax) TOB VRDO	3.520%	11/7/07	(2)	5,965	5,965
	Clark County NV School Dist. GO	5.000%	6/1/08	(3)	30,735	30,960
	Clark County NV School Dist. GO	5.000%	6/15/08	(4)	7,575	7,634
	Clark County NV School Dist. GO	5.500%	6/15/08	(4)	19,100	19,332
1	Clark County NV School Dist. GO TOB PUT	3.800%	2/13/08	(2)	35,815	35,815
1	Clark County NV School Dist. GO TOB VRDO	3.490%	11/7/07	(4)	42,585	42,585
1	Clark County NV School Dist. GO TOB VRDO	3.490%	11/7/07	(3)	10,990	10,990
1	Clark County NV School Dist. GO TOB VRDO	3.510%	11/7/07	(4)	5,620	5,620
1	Clark County NV School Dist. GO TOB VRDO	3.510%	11/7/07	(3)	12,970	12,970
1	Clark County NV School Dist. GO TOB VRDO	3.520%	11/7/07	(1)(Prere.)	11,720	11,720
1	Clark County NV School Dist. GO TOB VRDO	3.520%	11/7/07	(4)	10,400	10,400
	Las Vegas Valley Water Dist. Nevada CP	3.720%	11/8/07		5,000	5,000
1	Las Vegas Valley Water Dist. Nevada GO
	Water Improvement & Refunding TOB VRDO	3.490%	11/7/07	(3)	13,370	13,370
	Las Vegas Valley Water Dist. Nevada GO
	Water Improvement & Refunding VRDO	3.640%	11/1/07		3,450	3,450
1	Las Vegas Valley Water Dist. Nevada TOB VRDO	3.490%	11/7/07	(4)	5,480	5,480
	Nevada GO	5.250%	5/15/08	(Prere.)	7,625	7,691
1	Nevada GO TOB VRDO	3.500%	11/7/07	(4)	5,175	5,175
1	Nevada GO TOB VRDO	3.500%	11/7/07		5,125	5,125
	Nevada Housing Division Multi-Unit
	Housing City Center VRDO	3.500%	11/7/07	LOC	7,440	7,440
1	Nevada Rural Housing Auth. Single
	Family Rev. TOB VRDO	3.390%	11/7/07		5,255	5,255
1	Washoe County Nevada School Dist. TOB VRDO	3.520%	11/7/07	(4)	16,860	16,860
						390,682
New Hampshire (0.1%)
	New Hampshire Health & Educ. Fac. Auth. Rev.
	(St. Paul’s School) VRDO	3.440%	11/7/07		23,800	23,800

New Jersey (1.9%)
1	New Jersey COP TOB PUT	3.770%	11/8/07	(2)	4,835	4,835
	New Jersey Econ. Dev. Auth. Rev.
	(Chambers Cogeneration Limited
	Partnership) CP	3.880%	11/13/07	LOC	30,000	30,000
1	New Jersey GO TOB VRDO	3.480%	11/7/07	(2)	28,425	28,425
1	New Jersey Housing & Mortgage Finance
	Agency Multi-Family Housing Rev. TOB PUT	3.760%	11/8/07	(7)	39,290	39,290
1	New Jersey State Transp. Trust Fund Auth.
	Cap TOB VRDO	3.510%	11/7/07	(2)	10,585	10,585
	New Jersey TRAN	4.500%	6/24/08		275,000	276,536
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.490%	11/7/07	(1)	10,570	10,570
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.510%	11/7/07	(3)	5,400	5,400
	New Jersey Transportation Trust Fund Auth.
	Transportation System Rev.	5.000%	12/15/07		4,870	4,877
1	New Jersey Turnpike Auth. Rev. TOB VRDO	3.490%	11/7/07	(2)	8,535	8,535
						419,053
New Mexico (0.8%)
	Bernalillo County NM TRAN	4.500%	6/30/08		30,000	30,148
	Hurley NM PCR (Kennecott Santa Fe Corp.
	Project British Petroleum) VRDO	3.580%	11/1/07		4,200	4,200
1	New Mexico Finance Auth. Rev. TOB VRDO	3.520%	11/7/07	(1)	8,805	8,805

22

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.490%	11/7/07	(1)	10,925	10,925
1	New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.490%	11/7/07	(1)	17,620	17,620
1	New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.500%	11/7/07	(1)	5,175	5,175
1	New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.510%	11/7/07	(2)	5,195	5,195
1	New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.510%	11/7/07	(1)	5,170	5,170
1	New Mexico Mortgage Finance Auth. Single
	Family Mortgage TOB VRDO	3.400%	11/7/07		6,475	6,475
1	New Mexico Mortgage Finance Auth. TOB VRDO	3.550%	11/7/07		5,715	5,715
	Univ. of New Mexico Univ. Rev. VRDO	3.280%	11/7/07		36,940	36,940
	Univ. of New Mexico Univ. Rev. VRDO	3.280%	11/7/07		12,000	12,000
	Univ. of New Mexico Univ. Rev. VRDO	3.340%	11/7/07		20,185	20,185
						168,553
New York (2.0%)
1	Metro. New York Transp. Auth. Rev.
	(Dedicated Petroluem Tax) TOB VRDO	3.510%	11/7/07	(1)	6,015	6,015
	Metro. New York Transp. Auth. Rev.
	(Transit Rev.) CP	3.550%	12/6/07	LOC	40,000	40,000
1	Metro. New York Transp. Auth. Rev.
	(Transit Rev.) TOB VRDO	3.490%	11/7/07	(3)	5,360	5,360
1	Metro. New York Transp. Auth. Rev. TOB VRDO	3.490%	11/7/07	(2)	14,700	14,700
1	Metro. New York Transp. Auth. Rev. TOB VRDO	3.510%	11/7/07	(2)	19,050	19,050
	New York City NY GO	5.000%	8/1/08		20,715	20,953
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System CP	3.680%	12/13/07		45,520	45,520
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.500%	11/7/07		13,055	13,055
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.500%	11/7/07		10,200	10,200
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.510%	11/7/07	(1)	9,900	9,900
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.510%	11/7/07		19,600	19,600
1	New York City NY Transitional Finance Auth.
	Rev. TOB VRDO	3.490%	11/7/07	(3)	15,588	15,588
1	New York City NY Transitional Finance Auth.
	Rev. TOB VRDO	3.500%	11/7/07		13,700	13,700
1	New York City NY Transitional Finance Auth.
	Rev. TOB VRDO	3.510%	11/7/07		12,475	12,475
	New York City NY Transitional Finance Auth.
	Rev. VRDO	3.230%	11/7/07		33,120	33,120
1	New York Metro. Transp. Auth. Rev. TOB VRDO	3.510%	11/7/07	(4)	9,155	9,155
1	New York State Dormitory Auth. Rev.
	(Mental Health Services) TOB VRDO	3.510%	11/7/07	(1)	5,995	5,995
1	New York State Dormitory Auth. Rev. TOB VRDO	3.490%	11/7/07		43,560	43,560
	New York State Thruway Auth. Rev.
	(Service Contract)	5.000%	4/1/08		23,480	23,611
1	New York State Thruway Auth. Rev. TOB VRDO	3.480%	11/7/07	(4)	30,130	30,130
1	New York State Thruway Auth. Rev. TOB VRDO	3.490%	11/7/07	(3)	6,830	6,830
1	New York State Thruway Auth. Rev. TOB VRDO	3.500%	11/7/07	(3)	1,800	1,800
1	New York State Thruway Auth. Rev. TOB VRDO	3.510%	11/7/07	(4)	22,630	22,630
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	3.480%	11/7/07		10,000	10,000
						432,947

23

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
North Carolina (4.0%)
	Board of Governors of Univ. of NC Chapel Hill &
	NC State Univ. of Raleigh CP	3.700%	11/16/07		12,000	12,000
	Board of Governors of Univ. of NC Chapel Hill &
	NC State Univ. of Raleigh CP	3.610%	11/19/07		20,400	20,400
1	Charlotte NC COP TOB VRDO	3.510%	11/7/07		5,285	5,285
	Charlotte NC Water & Sewer System Rev. VRDO	3.430%	11/7/07		58,200	58,200
	Durham NC GO	5.000%	2/1/08		5,340	5,358
	Guilford County NC GO VRDO	3.410%	11/7/07		19,250	19,250
	Mecklenburg County NC GO VRDO	3.300%	11/7/07		8,200	8,200
	Mecklenburg County NC GO VRDO	3.300%	11/7/07		8,200	8,200
	Mecklenburg County NC GO VRDO	3.300%	11/7/07		9,000	9,000
	Mecklenburg County NC GO VRDO	3.300%	11/7/07		7,000	7,000
	Mecklenburg County NC GO VRDO	3.300%	11/7/07		13,500	13,500
	Mecklenburg County NC GO VRDO	3.300%	11/7/07		10,000	10,000
	Mecklenburg County NC GO VRDO	3.300%	11/7/07		7,000	7,000
	Mecklenburg County NC GO VRDO	3.300%	11/7/07		7,000	7,000
	Mecklenburg County NC GO VRDO	3.300%	11/7/07		8,200	8,200
	North Carolina Capital Fac. Finance Agency
	(YMCA of Greater Winston-Salem) VRDO	3.480%	11/7/07	LOC	11,485	11,485
	North Carolina Capital Fac. Finance Agency
	Rev. (Duke Univ.) CP	3.450%	3/6/08		7,344	7,344
1	North Carolina Capital Fac. Finance Agency
	Rev. (Duke Univ.) TOB VRDO	3.500%	11/7/07		7,249	7,249
1	North Carolina Capital Fac. Finance Agency
	Rev. (Duke Univ.) TOB VRDO	3.500%	11/7/07		24,000	24,000
1	North Carolina Capital Fac. Finance Agency
	Rev. (Duke Univ.) TOB VRDO	3.520%	11/7/07		8,600	8,600
1	North Carolina Capital Fac. Finance Agency
	Rev. (Duke Univ.) TOB VRDO	3.520%	11/7/07		5,000	5,000
1	North Carolina Capital Fac. Finance Agency
	Rev. (Duke Univ.) TOB VRDO	3.520%	11/7/07		12,000	12,000
1	North Carolina Capital Fac. Finance Agency
	Rev. TOB VRDO	3.520%	11/7/07		15,700	15,700
	North Carolina Eastern Muni. Power Agency Rev.	7.000%	1/1/08	(1)	9,875	9,928
1	North Carolina Eastern Muni. Power Agency
	Rev. TOB VRDO	3.490%	11/7/07	(3)	4,075	4,075
	North Carolina GO	5.000%	2/1/08		27,585	27,677
	North Carolina GO	5.000%	3/1/08		5,000	5,021
1	North Carolina GO TOB VRDO	3.500%	11/7/07		18,970	18,970
	North Carolina GO VRDO	3.230%	11/7/07		21,970	21,970
	North Carolina GO VRDO	3.250%	11/7/07		42,785	42,785
1	North Carolina Housing Finance Agency TOB VRDO	3.410%	11/7/07		2,300	2,300
1	North Carolina Infrastructure Financial Corp.
	COP TOB VRDO	3.340%	11/7/07	(4)	9,950	9,950
1	North Carolina Infrastructure Financial Corp.
	COP TOB VRDO	3.490%	11/7/07	(4)	29,085	29,085
1	North Carolina Infrastructure Financial Corp.
	COP TOB VRDO	3.500%	11/7/07		2,615	2,615
1	North Carolina Medical Care Comm.
	Health Care Fac. (Duke Univ. Health System)
	TOB VRDO	3.510%	11/7/07		32,000	32,000
	North Carolina Medical Care Comm.
	Health Care Fac. (Duke Univ. Health System)
	VRDO	3.240%	11/7/07		29,400	29,400

24

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	North Carolina Medical Care Comm.
	Health Care Fac. (Univ. Eastern Carolina) VRDO	3.240%	11/7/07	(2)	45,740	45,740
	North Carolina Medical Care Comm.
	Health Care Fac. (Univ. Eastern Carolina) VRDO	3.280%	11/7/07	(2)	36,910	36,910
1	North Carolina Medical Care Comm.
	Health Care Fac. TOB VRDO	3.510%	11/7/07		7,330	7,330
	North Carolina Medical Care Comm. Hosp.
	(Moses H. Cone Memorial Hosp.) VRDO	3.450%	11/7/07		47,700	47,700
	Raleigh Durham NC Airport Auth. Rev. VRDO	3.320%	11/7/07	(10)	12,000	12,000
	Raleigh NC Downtown Improvement
	Project COP VRDO	3.240%	11/7/07		83,225	83,225
	Raleigh NC Downtown Improvement
	Project COP VRDO	3.240%	11/7/07		30,500	30,500
1	Sampson County NC TOB PUT	3.600%	9/18/08	(4)	5,000	5,000
	Union County NC GO CP	3.750%	12/4/07		9,000	9,000
1	Univ. of North Carolina Univ. Rev. TOB VRDO	3.520%	11/7/07		30,000	30,000
1	Univ. of North Carolina Univ. Rev. TOB VRDO	3.520%	11/7/07		14,850	14,850
	Wake County NC Public Improvement GO VRDO	3.420%	11/7/07		17,300	17,300
	Winston-Salem NC Water & Sewer
	System Rev. VRDO	3.260%	11/7/07		5,000	5,000
	Winston-Salem NC Water & Sewer
	System Rev. VRDO	3.300%	11/7/07		19,500	19,500
						889,802
North Dakota (0.2%)
	North Dakota State Housing Fin. Agency Rev.	4.250%	10/8/08		44,500	44,640

Ohio (2.1%)
	Cleveland OH Airport System Rev.	5.500%	1/1/08	(4)	8,070	8,093
	Columbus OH Regional Airport Auth.
	Airport Refunding Rev. (Oasbo Expanded
	Asset Program) VRDO	3.450%	11/7/07	LOC	45,000	45,000
	Cuyahoga County OH Hosp. Rev.
	(Cleveland Clinic Foundation) VRDO	3.580%	11/1/07		12,000	12,000
	Fairfield City OH Police Services Project BAN	4.250%	11/1/07		7,000	7,000
	Findlay OH BAN	4.000%	11/28/07		4,505	4,505
1	Franklin County OH GO TOB VRDO	3.490%	11/7/07		17,400	17,400
	Franklin County OH Hosp. Rev.
	(Trinity Health Credit Group) VRDO	3.250%	11/7/07	(3)	6,350	6,350
1	Hamilton County OH Sewer System Rev.
	TOB VRDO	3.510%	11/7/07	(1)	7,920	7,920
	Lorain County OH Sewer System BAN	4.500%	11/14/07		2,000	2,001
1	Marion County OH Multifamily Housing Rev.
	TOB VRDO	3.630%	11/7/07		35	35
1	Ohio Building Auth. Rev. (Administration
	Building Fund) TOB VRDO	3.500%	11/7/07	(4)	4,155	4,155
1	Ohio Building Auth. Rev. (Adult Correctional
	Building) TOB PUT	3.800%	2/28/08		7,180	7,180
1	Ohio Common Schools GO TOB VRDO	3.470%	11/7/07		5,515	5,515
	Ohio Common Schools GO VRDO	3.250%	11/7/07		38,470	38,470
	Ohio Common Schools GO VRDO	3.250%	11/7/07		27,880	27,880
	Ohio GO	5.000%	3/15/08		3,000	3,014
	Ohio GO	5.000%	8/1/08		14,800	14,943
1	Ohio GO TOB VRDO	3.470%	11/7/07		10,360	10,360
1	Ohio GO TOB VRDO	3.500%	11/7/07		5,770	5,770
1	Ohio GO TOB VRDO	3.510%	11/7/07		4,085	4,085
	Ohio GO VRDO	3.250%	11/7/07		29,200	29,200

25

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Ohio GO VRDO	3.310%	11/7/07		46,360	46,360
	Ohio Higher Educ. Fac. Comm. Rev.
	(Case Western Reserve Univ.) VRDO	3.310%	11/7/07		6,585	6,585
	Ohio Higher Educ. Fac. Comm. Rev.
	(Kenyon College) VRDO	3.280%	11/7/07		8,500	8,500
	Ohio Higher Educ. Fac. Comm. Rev.
	(Marietta College) VRDO	3.450%	11/7/07	LOC	7,700	7,700
	Ohio Higher Educ. Fac. Comm. Rev. VRDO	3.450%	11/7/07	LOC	14,755	14,755
1	Ohio Higher Educ. GO TOB VRDO	3.520%	11/7/07		10,000	10,000
1	Ohio Housing Finance Agency
	Mortgage Rev. TOB VRDO	3.550%	11/7/07		6,840	6,840
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	3.410%	11/7/07		4,500	4,500
1	Ohio Infrastructure Improvement GO TOB VRDO	3.490%	11/7/07		5,670	5,670
	Ohio Infrastructure Improvement GO VRDO	3.310%	11/7/07		9,750	9,750
	Ohio State Univ. CP	3.550%	12/13/07		15,000	15,000
	Ohio Water Dev. Auth. PCR
	(FirstEnergy Nuclear) VRDO	3.350%	11/7/07	LOC	25,000	25,000
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.330%	11/7/07	LOC	10,000	10,000
1	Ohio Water Dev. Auth. PCR TOB VRDO	3.510%	11/7/07		6,935	6,935
	Summit County OH Rev. (Western
	Reserve Academy) VRDO	3.460%	11/7/07	LOC	5,000	5,000
	Toledo OH City Services Special
	Assessment VRDO	3.430%	11/7/07	LOC	7,200	7,200
	Univ. of Akron OH General Receipts Rev. VRDO	3.430%	11/7/07	(3)	11,815	11,815
	Univ. of Cincinnati OH General Receipts BAN	4.500%	1/24/08		10,000	10,017
						472,503
Oklahoma (0.4%)
1	Oklahoma State Capitol Improvement
	Auth. Fac. Rev. TOB VRDO	3.340%	11/7/07	(2)	5,100	5,100
1	Oklahoma State Capitol Improvement
	Auth. Fac. Rev. TOB VRDO	3.520%	11/7/07	(2)	8,935	8,935
	Oklahoma State Capitol Improvement
	Auth. Fac. Rev. VRDO	3.640%	11/1/07	(11)	7,400	7,400
	Payne County OK Econ. Dev. Auth.
	Student Housing Rev. VRDO	3.470%	11/7/07	(2)	35,710	35,710
	Payne County OK Econ. Dev. Auth.
	Student Housing Rev. VRDO	3.470%	11/7/07	(2)	16,500	16,500
	Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/08		5,000	5,033
						78,678
Oregon (1.2%)
	Oregon Housing & Community Service Dept.
	Single Family Mortgage Rev. VRDO	3.310%	11/7/07		13,500	13,500
	Oregon Housing & Community Service Dept.
	Single Family Mortgage Rev. VRDO	3.330%	11/7/07		5,000	5,000
1	Oregon State Dept. Transp. Highway
	Usertax Rev. TOB VRDO	3.490%	11/7/07		10,140	10,140
	Oregon State Dept. Transp. Highway
	Usertax Rev. VRDO	3.430%	11/7/07		40,000	40,000
1	Oregon State HomeOwner Rev. TOB VRDO	3.530%	11/7/07		9,410	9,410
1	Oregon State HomeOwner Rev. TOB VRDO	3.560%	11/7/07		24,495	24,495
1	Oregon State HomeOwner Rev. TOB VRDO	3.560%	11/7/07		31,715	31,715
1	Oregon State Housing & Community
	Services Dept. Mortgage Rev. TOB VRDO	3.550%	11/7/07		7,745	7,745
	Oregon State Housing & Community
	Services Dept. Mortgage Rev. VRDO	3.430%	11/7/07		6,190	6,190

26

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Oregon State Housing & Community
	Services Dept. Mortgage Rev. VRDO	3.500%	11/7/07		30,000	30,000
	Oregon State Housing & Community
	Services Dept. Mortgage Rev. VRDO	3.500%	11/7/07		5,000	5,000
	Oregon State Housing & Community
	Services Dept. Mortgage Rev. VRDO	3.500%	11/7/07		18,075	18,075
	Oregon State Var-Veterans Welfare VRDO	3.570%	11/1/07		6,000	6,000
	Oregon State Veteran Welfare Services VRDO	3.250%	11/7/07		10,000	10,000
1	Oregon State Veterans Welfare TOB VRDO	3.500%	11/7/07		6,820	6,820
	Portland OR Econ. Dev. (Broadway Project) VRDO	3.460%	11/7/07	(2)	6,275	6,275
1	Portland OR Sewer System Rev. TOB VRDO	3.490%	11/7/07	(4)	22,945	22,945
1	Portland OR Sewer System Rev. TOB VRDO	3.500%	11/7/07	(4)	3,160	3,160
						256,470
Pennsylvania (1.7%)
1	Allegheny County PA Hosp. Dev. Auth. Rev.
	(Univ. of Pittsburgh Medical Center) TOB VRDO	3.490%	11/7/07		9,995	9,995
	Pennsylvania GO	5.000%	8/1/08	(Prere.)	6,210	6,330
	Pennsylvania Higher Educ. Assistance Agency
	Student Loan Rev. VRDO	3.400%	11/7/07	(2)	30,800	30,800
	Pennsylvania Higher Educ. Assistance Agency
	Student Loan Rev. VRDO	3.400%	11/7/07	(2)	13,500	13,500
	Pennsylvania Higher Educ. Assistance Agency
	Student Loan Rev. VRDO	3.500%	11/7/07	(4)	40,300	40,300
	Pennsylvania Housing Finance Agency Rev. VRDO	3.250%	11/7/07		18,335	18,335
	Pennsylvania Housing Finance Agency Rev. VRDO	3.250%	11/7/07		25,165	25,165
1	Pennsylvania Turnpike Comm. Oil Franchise
	Tax Rev. TOB VRDO	3.510%	11/7/07	(1)	2,575	2,575
	Pennsylvania Turnpike Comm. Rev. VRDO	3.250%	11/7/07		19,400	19,400
	Pennsylvania Turnpike Comm. Rev. VRDO	3.440%	11/7/07		3,780	3,780
1	Philadelphia PA Airport Rev. TOB VRDO	3.590%	11/7/07	(4)	5,080	5,080
1	Philadelphia PA Airport Rev. TOB VRDO	3.590%	11/7/07	(4)	6,780	6,780
	Philadelphia PA Airport Rev. VRDO	3.330%	11/7/07	(1)	22,500	22,500
	Red Lion PA School Dist. VRDO	3.450%	11/7/07	(4)	48,880	48,880
	Sayre PA Health Care Fac. Auth. Rev.
	(VHA of Pennsylvania, Pooled Capital
	Asset Financial Program) VRDO	3.290%	11/7/07	(2)	10,800	10,800
	Sayre PA Health Care Fac. Auth. Rev.
	(VHA of Pennsylvania, Pooled Capital
	Asset Financial Program) VRDO	3.290%	11/7/07	(2)	6,400	6,400
	Sayre PA Health Care Fac. Auth. Rev.
	(VHA of Pennsylvania, Pooled Capital
	Asset Financial Program) VRDO	3.290%	11/7/07	(2)	1,500	1,500
	Sayre PA Health Care Fac. Auth. Rev.
	(VHA of Pennsylvania, Pooled Capital
	Asset Financial Program) VRDO	3.290%	11/7/07	(2)	19,300	19,300
	Sayre PA Health Care Fac. Auth. Rev.
	(VHA of Pennsylvania, Pooled Capital
	Asset Financial Program) VRDO	3.300%	11/7/07	(2)	7,000	7,000
	Sayre PA Health Care Fac. Auth. Rev.
	(VHA of Pennsylvania, Pooled Capital
	Asset Financial Program) VRDO	3.300%	11/7/07	(2)	8,700	8,700
	Sayre PA Health Care Fac. Auth. Rev.
	(VHA of Pennsylvania, Pooled Capital
	Asset Financial Program) VRDO	3.300%	11/7/07	(2)	12,000	12,000

27

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Sayre PA Health Care Fac. Auth. Rev.
	(VHA of Pennsylvania, Pooled Capital
	Asset Financial Program) VRDO	3.300%	11/7/07	(2)	7,000	7,000
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	3.400%	11/7/07		19,700	19,700
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	3.400%	11/7/07		13,621	13,621
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	3.400%	11/7/07		12,500	12,500
						371,941
Rhode Island (0.3%)
1	Narragansett RI Commission WasteWater
	System Rev. TOB VRDO	3.490%	11/7/07	(1)	11,985	11,985
1	Rhode Island Convention Center Auth.
	Rev. TOB VRDO	3.580%	11/7/07	(4)	5,900	5,900
1	Rhode Island Convention Center Auth.
	Rev. TOB VRDO	3.580%	11/7/07	(4)	5,370	5,370
1	Rhode Island Econ. Dev. Corp. Airport
	Rev. TOB PUT	3.800%	3/13/08	(1)	6,405	6,405
1	Rhode Island Econ. Dev. Corp. Airport
	Rev. TOB VRDO	3.520%	11/7/07	(1)	4,790	4,790
1	Rhode Island Econ. Dev. Corp. Airport
	Rev. TOB VRDO	3.550%	11/7/07	(1)	1,730	1,730
1	Rhode Island Econ. Dev. Corp. Airport
	Rev. TOB VRDO	3.550%	11/7/07	(1)	4,485	4,485
1	Rhode Island Econ. Dev. Corp. Airport
	Rev. TOB VRDO	3.610%	11/7/07	(1)	3,925	3,925
	Rhode Island Housing & Mortgage
	Finance Corp. Rev.	4.000%	4/1/08		5,000	5,002
1	Rhode Island Housing & Mortgage
	Finance Corp. Rev. TOB VRDO	3.550%	11/7/07	(4)	4,310	4,310
1	Rhode Island Housing & Mortgage
	Finance Corp. Rev. TOB VRDO	3.610%	11/7/07	(4)	5,320	5,320
						59,222
South Carolina (0.9%)
	Charleston SC Waterworks & Sewer Rev.
	Capital Improvement VRDO	3.430%	11/7/07		42,175	42,175
1	Horry County SC School Dist. GO TOB VRDO	3.580%	11/7/07	(4)	3,750	3,750
1	Scago Educ. Fac. Corp. for Pickens School
	Dist. South Carolina (Pickens County Project)
	TOB VRDO	3.500%	11/7/07	(4)	26,440	26,440
1	South Carolina GO TOB VRDO	3.490%	11/7/07		5,645	5,645
	South Carolina Housing Finance & Dev. Auth. Rev.	3.870%	9/2/08		16,600	16,600
	South Carolina Public Service Auth. Rev.
	(Santee Cooper) CP	3.600%	11/1/07		6,935	6,935
	South Carolina Public Service Auth. Rev. CP	3.720%	11/6/07		7,000	7,000
	South Carolina Public Service Auth. Rev. CP	3.510%	11/7/07		6,500	6,500
1	South Carolina Public Service Auth. Rev. TOB VRDO	3.490%	11/7/07	(2)	5,545	5,545
1	South Carolina Public Service Auth. Rev. TOB VRDO	3.500%	11/7/07	(1)	5,670	5,670
1	South Carolina Public Service Auth. Rev. TOB VRDO	3.500%	11/7/07	(1)	9,800	9,800
1	South Carolina Public Service Auth. Rev. TOB VRDO	3.510%	11/7/07	(2)	4,510	4,510
1	South Carolina Public Service Auth. Rev. TOB VRDO	3.520%	11/7/07	(2)	11,000	11,000
1	South Carolina Public Service Auth. Rev. TOB VRDO	3.520%	11/7/07	(1)	23,150	23,150

28

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	South Carolina Transp. Infrastructure Rev.
	TOB VRDO	3.500%	11/7/07	(2)	6,390	6,390
1	South Carolina Transp. Infrastructure Rev.
	TOB VRDO	3.520%	11/7/07	(2)	7,760	7,760
1	South Carolina Transp. Infrastructure Rev.
	TOB VRDO	3.520%	11/7/07	(2)	12,650	12,650
						201,520
South Dakota (0.4%)
	South Dakota Health & Educ. Fac. Auth. Rev.
	(Sioux Valley Hosp. & Health System) VRDO	3.480%	11/7/07	LOC	15,285	15,285
	South Dakota Health & Educ. Fac. Auth. Rev.
	(Sioux Valley Hosp. & Health System) VRDO	3.480%	11/7/07	LOC	15,000	15,000
	South Dakota Housing Dev. Auth.
	Homeownership Mortgage Rev.	4.250%	8/15/08		26,000	26,090
1	South Dakota Housing Dev. Auth.
	Homeownership Mortgage Rev. TOB VRDO	3.400%	11/7/07		7,470	7,470
1	South Dakota Housing Dev. Auth.
	Homeownership Mortgage Rev. TOB VRDO	3.410%	11/7/07		3,140	3,140
	South Dakota Housing Dev. Auth.
	Homeownership Mortgage Rev. VRDO	3.310%	11/7/07		25,000	25,000
1	South Dakota Housing Dev. Auth. TOB VRDO	3.550%	11/7/07		3,650	3,650
						95,635
Tennessee (4.0%)
	Clarksville TN Public Building Auth. Rev.
	(Pooled Financing) VRDO	3.580%	11/1/07	LOC	27,759	27,759
	Clarksville TN Public Building Auth. Rev.
	(Pooled Financing) VRDO	3.580%	11/1/07	LOC	30,750	30,750
	Clarksville TN Public Building Auth. Rev. VRDO	3.580%	11/1/07	LOC	4,315	4,315
	Knox County TN GO	5.000%	4/1/08		3,115	3,131
1	Memphis TN GO TOB PUT	3.750%	3/6/08	(1)	11,238	11,237
1	Memphis TN GO TOB VRDO	3.500%	11/7/07	(3)	7,465	7,465
	Metro. Govt. of Nashville &
	Davidson County TN CP	3.600%	11/28/07		43,000	43,000
	Metro. Govt. of Nashville &
	Davidson County TN CP	3.550%	12/12/07		70,000	70,000
	Metro. Govt. of Nashville &
	Davidson County TN GO VRDO	3.430%	11/7/07		38,130	38,130
	Metro. Govt. of Nashville &
	Davidson County TN Health &
	Educ. Fac. (Vanderbilt Univ.) CP	3.560%	11/7/07		21,400	21,400
	Metro. Govt. of Nashville &
	Davidson County TN Ind. Dev. Board
	(Country Music Hall of Fame) VRDO	3.450%	11/7/07	LOC	12,500	12,500
	Metro. Govt. of Nashville TN Airport Auth.
	Improvement Refunding VRDO	3.250%	11/7/07	(3)LOC	25,900	25,900
	Montgomery County TN Public Building
	Auth. Pooled Financial Rev. (Tennessee
	County Loan Pool) VRDO	3.580%	11/1/07	LOC	57,870	57,870
	Montgomery County TN Public Building
	Auth. Pooled Financial Rev. (Tennessee
	County Loan Pool) VRDO	3.580%	11/1/07	LOC	19,250	19,250
	Montgomery County TN Public Building
	Auth. Pooled Financial Rev. (Tennessee
	County Loan Pool) VRDO	3.580%	11/1/07	LOC	71,755	71,755
	Sevier County TN Public Building Auth.
	(Local Govt. Public Improvement Bonds) VRDO	3.620%	11/1/07		23,000	23,000

29

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Sevier County TN Public Building Auth.
	(Local Govt. Public Improvement Bonds) VRDO	3.470%	11/7/07	(2)	6,160	6,160
	Sevier County TN Public Building Auth.
	(Local Govt. Public Improvement Bonds) VRDO	3.470%	11/7/07	(2)	8,000	8,000
	Shelby County TN GO	5.000%	4/1/08		4,550	4,573
	Shelby County TN GO VRDO	3.280%	11/7/07		11,400	11,400
	Shelby County TN GO VRDO	3.430%	11/7/07		76,565	76,565
	Shelby County TN GO VRDO	3.430%	11/7/07		109,090	109,090
	Shelby County TN GO VRDO	3.430%	11/7/07		146,800	146,800
	Shelby County TN Health Educ. & Housing Fac.
	Board Rev. (BriarCrest) VRDO	3.260%	11/7/07	LOC	7,800	7,800
1	Tennessee Energy Acquisition Corp. Gas Rev.
	TOB VRDO	3.530%	11/7/07		15,875	15,875
1	Tennessee Energy Acquistion Corp. Gas Rev.
	TOB VRDO	3.570%	11/7/07		5,375	5,375
1	Tennessee Housing Dev. Agency
	(Homeownership Program) TOB PUT	3.750%	2/20/08		14,630	14,630
1	Tennessee Housing Dev. Agency
	(Homeownership Program) TOB VRDO	3.280%	11/7/07		1,995	1,995
	Tennessee IAM GO CP	3.420%	12/7/07		10,000	10,000
						885,725
Texas (16.9%)
1	Aldine TX Independent School Dist. TOB VRDO	3.500%	11/7/07		4,770	4,770
[1,2]	Aldine TX Independent School Dist. TOB VRDO	3.510%	11/7/07		5,220	5,220
1	Alvin TX Community College TOB VRDO	3.580%	11/7/07	(1)	5,205	5,205
1	Alvin TX Independent School Dist. GO TOB VRDO	3.340%	11/7/07	(1)	4,780	4,780
	Austin TX Combined Util. System Rev. CP	3.620%	11/13/07	LOC	11,898	11,898
1	Austin TX Electric Util. System Rev. TOB VRDO	3.510%	11/7/07	(1)	4,740	4,740
1	Austin TX Electric Util. System Rev. TOB VRDO	3.510%	11/7/07	(4)	11,370	11,370
1	Austin TX Electric Util. System Rev. TOB VRDO	3.520%	11/7/07	(2)	6,665	6,665
1	Austin TX Public Improvement GO TOB VRDO	3.510%	11/7/07		6,440	6,440
1	Austin TX Public Improvement GO TOB VRDO	3.580%	11/7/07	(3)	5,735	5,735
1	Austin TX Water & Wastewater System Rev.
	TOB PUT	3.800%	3/6/08	(4)	16,840	16,840
1	Austin TX Water & Wastewater System Rev.
	TOB VRDO	3.510%	11/7/07	(4)	14,150	14,150
1	Austin TX Water & Wastewater System Rev.
	TOB VRDO	3.510%	11/7/07	(1)	13,235	13,235
1	Bastrop TX Independent School Dist. TOB VRDO	3.520%	11/7/07		14,140	14,140
	Bexar TX Metro. Water Dist. CP	3.770%	11/13/07	LOC	10,000	10,000
	Board of Regents of the Univ. of Texas System
	Permanent Univ. Fund CP	3.720%	11/8/07		13,675	13,675
	Board of Regents of the Univ. of Texas System
	Rev. Financing System CP	3.600%	11/1/07		5,491	5,491
	Board of Regents of the Univ. of Texas System
	Rev. Financing System CP	3.600%	11/7/07		15,450	15,450
	Board of Regents of the Univ. of Texas System
	Rev. Financing System CP	3.720%	11/8/07		20,078	20,078
	Board of Regents of the Univ. of Texas System
	Rev. Financing System CP	3.730%	11/8/07		1,500	1,500
	Board of Regents of the Univ. of Texas System
	Rev. Financing System CP	3.580%	12/10/07		23,501	23,501
	Board of Regents of the Univ. of Texas System
	Rev. Financing System CP	3.680%	12/12/07		21,893	21,893
	Board of Regents of the Univ. of Texas System
	Rev. Financing System CP	3.770%	12/13/07		10,000	10,000

30

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Board of Regents of the Univ. of Texas System
	Rev. Financing System CP	3.410%	1/7/08		10,000	10,000
1	Board of Regents of the Univ. of Texas System
	Rev. Financing System TOB VRDO	3.500%	11/7/07		10,215	10,215
1	Board of Regents of the Univ. of Texas System
	Rev. TOB VRDO	3.490%	11/7/07		20,010	20,010
1	Board of Regents of the Univ. of Texas System
	Rev. TOB VRDO	3.500%	11/7/07		9,055	9,055
1	Bridgeport TX Independent School Dist. TOB VRDO	3.580%	11/7/07		6,410	6,410
1	Carroll TX Independent School Dist. GO TOB VRDO	3.580%	11/7/07		7,245	7,245
1	Clear Creek TX Independent School Dist.
	GO TOB PUT	3.800%	3/6/08		13,340	13,340
1	Clear Creek TX Independent School Dist.
	GO TOB VRDO	3.500%	11/7/07		9,825	9,825
	Conroe TX Independent School Dist. PUT	5.000%	8/15/08		14,355	14,510
1	Conroe TX Independent School Dist. TOB VRDO	3.580%	11/7/07	(3)	5,525	5,525
1	Corpus Christi TX GO TOB VRDO	3.500%	11/7/07	(4)	4,370	4,370
1	Cypress-Fairbanks TX Independent School Dist.
	TOB VRDO	3.520%	11/7/07		5,000	5,000
1	Cypress-Fairbanks TX Independent School Dist.
	Unlimited Tax Schoolhouse TOB PUT	3.800%	2/28/08	(Prere.)	5,010	5,010
1	Cypress-Fairbanks TX Independent School Dist.
	Unlimited Tax Schoolhouse TOB VRDO	3.510%	11/7/07		6,000	6,000
1	Cypress-Fairbanks TX Independent School Dist.
	Unlimited Tax Schoolhouse TOB VRDO	3.510%	11/7/07		1,545	1,545
1	Dallas County TX Community College Dist.
	TOB VRDO	3.520%	11/7/07		8,465	8,465
1	Dallas TX Area Rapid Transit TOB VRDO	3.490%	11/7/07	(2)	13,790	13,790
1	Dallas TX Area Rapid Transit TOB VRDO	3.490%	11/7/07	(2)	12,170	12,170
1	Dallas TX Area Rapid Transit TOB VRDO	3.490%	11/7/07	(2)	9,870	9,870
1	Dallas TX Area Rapid Transit TOB VRDO	3.500%	11/7/07	(2)	6,100	6,100
1	Dallas TX Area Rapid Transit TOB VRDO	3.500%	11/7/07	(2)	30,245	30,245
1	Dallas TX Area Rapid Transit TOB VRDO	3.500%	11/7/07	(2)	4,305	4,305
1	Dallas TX Area Rapid Transit TOB VRDO	3.520%	11/7/07	(3)(Prere.)	5,260	5,260
1	Dallas TX Area Rapid Transit TOB VRDO	3.520%	11/7/07	(2)	9,345	9,345
	Dallas TX GO	5.000%	2/15/08		6,540	6,562
1	Dallas TX GO TOB VRDO	3.490%	11/7/07		11,680	11,680
1	Dallas TX GO TOB VRDO	3.500%	11/7/07		8,120	8,120
1	Dallas TX GO TOB VRDO	3.510%	11/7/07		7,840	7,840
1	Dallas TX Independent School Dist. GO TOB VRDO	3.510%	11/7/07		6,100	6,100
1	Dallas TX Independent School Dist. GO TOB VRDO	3.580%	11/7/07		3,670	3,670
1	Dallas TX Rapid Transit Tax TOB VRDO	3.500%	11/7/07	(2)	9,920	9,920
1	Dallas TX Waterworks & Sewer System Rev.
	TOB PUT	3.800%	2/28/08	(Prere.)	17,985	17,985
1	Dallas TX Waterworks & Sewer System Rev.
	TOB VRDO	3.490%	11/7/07		2,160	2,160
	Dallas-Fort Worth TX International Airport Rev.	5.500%	11/1/07	(3)	3,000	3,000
1	Dallas-Fort Worth TX International Airport Rev.
	TOB VRDO	3.550%	11/7/07	(4)	2,160	2,160
1	Dallas-Fort Worth TX International Airport Rev.
	TOB VRDO	3.550%	11/7/07	(3)	4,472	4,472
1	Dallas-Fort Worth TX International Airport Rev.
	TOB VRDO	3.550%	11/7/07	(10)	5,810	5,810
1	Dallas-Fort Worth TX International Airport Rev.
	TOB VRDO	3.550%	11/7/07	(1)	3,990	3,990

31

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Dallas-Fort Worth TX International Airport Rev.
	TOB VRDO	3.590%	11/7/07	(4)	2,525	2,525
1	Dallas-Fort Worth TX International Airport Rev.
	TOB VRDO	3.590%	11/7/07	(1)	16,965	16,965
1	Dallas-Fort Worth TX International Airport Rev.
	TOB VRDO	3.610%	11/7/07	(4)	3,995	3,995
1	Dallas-Fort Worth TX International Airport Rev.
	TOB VRDO	3.610%	11/7/07	(1)	1,745	1,745
1	De Soto TX Independent School Dist. TOB VRDO	3.530%	11/7/07		13,755	13,755
	Denton TX Independent School Dist. VRDO	3.450%	11/7/07		10,500	10,500
	Denton TX Independent School Dist. VRDO	3.470%	11/7/07		12,500	12,500
1	Duncanville TX Independent School Dist.
	TOB VRDO	3.520%	11/7/07		8,225	8,225
1	El Paso TX GO TOB VRDO	3.500%	11/7/07	(3)	3,120	3,120
	El Paso TX Independent School Dist.
	School Building GO VRDO	3.450%	11/7/07		32,530	32,530
1	Fort Bend County TX GO TOB VRDO	3.490%	11/7/07	(1)	10,085	10,085
1	Frisco TX TOB VRDO	3.490%	11/7/07	(2)	16,375	16,375
1	Frisco TX TOB VRDO	3.520%	11/7/07	(4)	4,155	4,155
1	Frisco TX TOB VRDO	3.580%	11/7/07	(1)	7,475	7,475
	Garland TX Independent School Dist. PUT	3.750%	6/16/08		23,325	23,325
1	Garland TX Independent School Dist. TOB VRDO	3.580%	11/7/07		5,235	5,235
1	Giddings TX Independent School Dist. TOB VRDO	3.500%	11/7/07		6,735	6,735
1	Grand Prairie TX Independent School Dist.
	TOB VRDO	3.510%	11/7/07		5,270	5,270
1	Grand Prairie TX Independent School Dist.
	TOB VRDO	3.510%	11/7/07		7,225	7,225
1	Greater East Texas Higher Educ. Auth.
	Student Loan Rev. VRDO	3.510%	11/7/07	LOC	35,000	35,000
1	Greater East Texas Higher Educ. Auth.
	Student Loan Rev. VRDO	3.510%	11/7/07	LOC	46,700	46,700
1	Greater East Texas Higher Educ. Auth.
	Student Loan Rev. VRDO	3.510%	11/7/07	LOC	40,000	40,000
1	Greater East Texas Higher Educ. Auth.
	Student Loan Rev. VRDO	3.510%	11/7/07	LOC	10,000	10,000
1	Harris County TX Flood Control Dist. TOB VRDO	3.490%	11/7/07		10,375	10,375
1	Harris County TX Flood Control Dist. TOB VRDO	3.500%	11/7/07		33,300	33,300
1	Harris County TX Flood Control Dist. TOB VRDO	3.580%	11/7/07		3,100	3,100
	Harris County TX GO CP	3.550%	12/12/07		23,750	23,750
	Harris County TX GO CP	3.420%	1/10/08		9,850	9,850
	Harris County TX GO CP	3.450%	1/16/08		2,850	2,850
	Harris County TX GO CP	3.450%	1/16/08		1,850	1,850
1	Harris County TX GO TOB VRDO	3.490%	11/7/07	(1)	16,955	16,955
1	Harris County TX GO TOB VRDO	3.500%	11/7/07	(3)	4,680	4,680
1	Harris County TX GO TOB VRDO	3.500%	11/7/07	(1)	9,900	9,900
1	Harris County TX GO TOB VRDO	3.510%	11/7/07	(4)	2,895	2,895
1	Harris County TX GO TOB VRDO	3.520%	11/7/07	(3)	5,575	5,575
1	Harris County TX GO TOB VRDO	3.520%	11/7/07		16,255	16,255
1	Harris County TX GO TOB VRDO	3.520%	11/7/07		8,115	8,115
1	Harris County TX Health Fac. Dev. Corp. Rev.
	(St. Luke’s Episcopal Hosp.) TOB VRDO	3.500%	11/7/07		5,500	5,500
1	Harris County TX Health Fac. Dev. Corp. Rev.
	(St. Luke’s Episcopal Hosp.) TOB VRDO	3.580%	11/7/07		6,775	6,775
1	Harris County TX Permanent Improvement &
	Refunding TOB VRDO	3.580%	11/7/07		4,150	4,150
1	Harris County TX Rev. TOB VRDO	3.490%	11/7/07	(2)	19,995	19,995

32

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Harris County TX TAN	4.000%	2/29/08		25,000	25,027
1	Harris County TX Toll Road Rev. TOB VRDO	3.490%	11/7/07	(4)	3,845	3,845
1	Harris County TX Toll Road Rev. TOB VRDO	3.490%	11/7/07		9,255	9,255
1	Harris County TX Toll Road TOB VRDO	3.500%	11/7/07		4,635	4,635
1	Houston TX Airport System Rev. TOB VRDO	3.500%	11/7/07	(4)	3,000	3,000
1	Houston TX GO TOB VRDO	3.510%	11/7/07	(2)	4,125	4,125
1	Houston TX GO TOB VRDO	3.520%	11/7/07	(1)	4,950	4,950
1	Houston TX Higher Educ. Finance Corp.
	Rev. TOB PUT	3.850%	12/13/07		8,550	8,550
1	Houston TX Higher Educ. Finance Corp.
	Rev. TOB VRDO	3.490%	11/7/07		9,250	9,250
1	Houston TX Higher Educ. Finance Corp.
	Rev. TOB VRDO	3.500%	11/7/07		5,000	5,000
1	Houston TX Higher Educ. Finance Corp.
	Rev. TOB VRDO	3.500%	11/7/07		8,699	8,699
1	Houston TX Higher Educ. Finance Corp.
	Rev. TOB VRDO	3.500%	11/7/07		5,495	5,495
1	Houston TX Housing Finance Corp. TOB VRDO	3.630%	11/7/07		20	20
	Houston TX Independent School Dist. GO	5.000%	2/15/08		4,500	4,517
	Houston TX Independent School Dist. GO PUT	3.750%	6/16/08		80,600	80,600
1	Houston TX Independent School Dist. GO TOB PUT	3.800%	2/28/08	(4)	18,615	18,615
1	Houston TX Independent School Dist.
	GO TOB VRDO	3.490%	11/7/07		5,315	5,315
1	Houston TX Independent School Dist.
	GO TOB VRDO	3.490%	11/7/07		15,990	15,990
1	Houston TX Independent School Dist.
	GO TOB VRDO	3.500%	11/7/07	(4)	4,500	4,500
1	Houston TX Independent School Dist.
	GO TOB VRDO	3.520%	11/7/07	(4)	9,995	9,995
1	Houston TX Independent School Dist.
	GO TOB VRDO	3.520%	11/7/07		7,990	7,990
1	Houston TX Independent School Dist.
	Limited Tax Refunding GO TOB VRDO	3.520%	11/7/07		11,000	11,000
1	Houston TX Independent School Dist. TOB VRDO	3.490%	11/7/07		5,730	5,730
1	Houston TX Util. System Rev. TOB VRDO	3.340%	11/7/07	(1)	23,150	23,150
1	Houston TX Util. System Rev. TOB VRDO	3.490%	11/7/07	(4)	9,000	9,000
1	Houston TX Util. System Rev. TOB VRDO	3.490%	11/7/07	(1)	6,410	6,410
1	Houston TX Util. System Rev. TOB VRDO	3.490%	11/7/07	(1)	5,000	5,000
1	Houston TX Util. System Rev. TOB VRDO	3.490%	11/7/07	(1)	9,995	9,995
1	Houston TX Util. System Rev. TOB VRDO	3.500%	11/7/07	(4)	3,445	3,445
1	Houston TX Util. System Rev. TOB VRDO	3.500%	11/7/07	(3)	5,380	5,380
1	Houston TX Util. System Rev. TOB VRDO	3.500%	11/7/07	(4)	4,015	4,015
1	Houston TX Util. System Rev. TOB VRDO	3.510%	11/7/07	(4)	10,220	10,220
1	Houston TX Util. System Rev. TOB VRDO	3.520%	11/7/07	(1)	5,315	5,315
1	Houston TX Util. System Rev. TOB VRDO	3.580%	11/7/07	(3)	5,165	5,165
1	Houston TX Water & Sewer System Rev.
	TOB VRDO	3.490%	11/7/07	(1)	9,310	9,310
1	Houston TX Water & Sewer System Rev.
	TOB VRDO	3.500%	11/7/07	(4)(Prere.)	8,795	8,795
1	Houston TX Water & Sewer System Rev.
	TOB VRDO	3.500%	11/7/07	(1)	9,995	9,995
1	Houston TX Water & Sewer System Rev.
	TOB VRDO	3.510%	11/7/07	(4)	27,765	27,765
1	Humble TX Independent School Dist. GO
	TOB VRDO	3.510%	11/7/07		5,770	5,770
	Humble TX Independent School Dist.
	School Building VRDO	3.450%	11/7/07		52,500	52,500

33

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Humble TX Independent School Dist.
	Unlimited Tax School Building GO TOB VRDO	3.580%	11/7/07		7,725	7,725
1	Irving TX Waterworks & Sewer Rev. TOB VRDO	3.500%	11/7/07	(2)	2,270	2,270
1	Judson TX Independent School Dist. TOB VRDO	3.510%	11/7/07		6,165	6,165
1	Klein TX Independent School Dist.
	Unlimited Tax Schoolhouse TOB VRDO	3.580%	11/7/07		5,495	5,495
1	Lamar TX Consolidated Independent
	School Dist. TOB VRDO	3.490%	11/7/07		11,485	11,485
1	Lamar TX Consolidated Independent
	School Dist. TOB VRDO	3.510%	11/7/07		8,165	8,165
1	Lamar TX Independent School Dist. TOB VRDO	3.510%	11/7/07		5,120	5,120
1	Laredo TX Independent School Dist.
	Unlimited Tax School Building &
	Refunding TOB VRDO	3.500%	11/7/07		18,905	18,905
1	Lewisville TX Independent School Dist. TOB VRDO	3.510%	11/7/07	(3)	9,705	9,705
1	Lewisville TX Independent School Dist. TOB VRDO	3.580%	11/7/07		4,140	4,140
1	Lower Colorado River Auth. Texas Rev. TOB VRDO	3.580%	11/7/07	(3)	5,330	5,330
	Lubbock TX Independent School Dist. VRDO	3.450%	11/7/07		12,800	12,800
1	Mansfield TX Independent School Dist. TOB VRDO	3.340%	11/7/07		9,980	9,980
1	Mansfield TX Independent School Dist. TOB VRDO	3.490%	11/7/07		22,030	22,030
1	Mansfield TX Independent School Dist. TOB VRDO	3.510%	11/7/07		3,040	3,040
1	McLennan County TX Junior College GO TOB VRDO	3.520%	11/7/07	(4)	15,500	15,500
	Mesquite TX Independent School Dist. GO	4.500%	8/15/08		3,200	3,219
	Mesquite TX Independent School Dist.
	School Building VRDO	3.450%	11/7/07		5,340	5,340
1	Montgomery County TX GO TOB VRDO	3.510%	11/7/07	(4)	7,725	7,725
1	North East TX Independent School Dist.
	GO TOB VRDO	3.490%	11/7/07		5,000	5,000
1	North East TX Independent School Dist.
	GO TOB VRDO	3.500%	11/7/07		4,995	4,995
1	North East TX Independent School Dist.
	GO TOB VRDO	3.500%	11/7/07		17,870	17,870
1	North East TX Independent School Dist.
	GO TOB VRDO	3.580%	11/7/07		4,580	4,580
1	North East TX Independent School Dist.
	GO TOB VRDO	3.580%	11/7/07		7,225	7,225
1	North East TX Independent School Dist.
	Unlimited Tax Refunding GO TOB PUT	3.770%	3/6/08		12,280	12,280
1	North East TX Independent School Dist.
	Unlimited Tax Refunding GO TOB PUT	3.800%	3/6/08		5,780	5,780
	North Texas Higher Educ. Auth. Student
	Loan VRDO	3.350%	11/7/07	LOC	26,000	26,000
	North Texas Higher Educ. Auth. Student
	Loan VRDO	3.350%	11/7/07	LOC	18,000	18,000
	North Texas Higher Educ. Auth. Student
	Loan VRDO	3.380%	11/7/07	(2)	7,500	7,500
	North Texas Higher Educ. Auth. Student
	Loan VRDO	3.380%	11/7/07	LOC	30,500	30,500
	North Texas Higher Educ. Auth. Student
	Loan VRDO	3.380%	11/7/07	(2)	17,500	17,500
	North Texas Higher Educ. Auth. Student
	Loan VRDO	3.380%	11/7/07	LOC	31,840	31,840
	North Texas Higher Educ. Auth. Student
	Loan VRDO	3.380%	11/7/07	(2)	70,000	70,000
1	North Texas Muni. Water Dist. Texas
	Water System Rev. TOB VRDO	3.500%	11/7/07	(1)	5,070	5,070

34

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	North Texas Muni. Water Dist. Texas
	Water System Rev. TOB VRDO	3.510%	11/7/07	(1)	7,315	7,315
1	North Texas Tollway Auth. (Dallas North Tollway)
	System Rev. TOB VRDO	3.580%	11/7/07	(4)	7,220	7,220
	North Texas Tollway Auth. (Dallas North Tollway)
	System Rev. VRDO	3.270%	11/7/07	(4)	5,400	5,400
	North Texas Tollway Auth. (Dallas North Tollway)
	System Rev. VRDO	3.270%	11/7/07	(4)	16,400	16,400
	North Texas Tollway Auth. (Dallas North Tollway)
	System Rev. VRDO	3.270%	11/7/07	(4)	9,000	9,000
	North Texas Tollway Auth. (Dallas North Tollway)
	System Rev. VRDO	3.270%	11/7/07	(3)	45,115	45,115
	North Texas Tollway Auth. CP	3.560%	11/1/07		25,000	25,000
	North Texas Tollway Auth. CP	3.400%	11/7/07	LOC	10,000	10,000
1	Northside TX Independent School Dist.
	GO TOB VRDO	3.490%	11/7/07		36,490	36,490
1	Northside TX Independent School Dist.
	GO TOB VRDO	3.490%	11/7/07		14,585	14,585
1	Northside TX Independent School Dist.
	GO TOB VRDO	3.520%	11/7/07		8,410	8,410
1	Parker County Texas TOB VRDO	3.580%	11/7/07	(2)	6,545	6,545
	Pasadena TX Independent School Dist. VRDO	3.450%	11/7/07	(4)	38,900	38,900
	Pasadena TX Independent School Dist. VRDO	3.450%	11/7/07		20,600	20,600
1	Plano TX GO TOB VRDO	3.500%	11/7/07		5,830	5,830
	Plano TX Independent School Dist. Unlimited
	Tax School Building Bonds (Collin County TX) PUT	3.700%	2/28/08		28,060	28,060
	Red River TX Educ. Finance Rev.
	(Texas Christian Univ.) VRDO	3.270%	11/7/07		31,000	31,000
	Richardson TX Independent School Dist. GO VRDO	3.450%	11/7/07		6,270	6,270
1	SA Energy Acquisition Public Fac. Corp.
	Texas Gas Supply Rev. TOB VRDO	3.530%	11/7/07		15,000	15,000
	San Antonio TX Educ. Facilities Corp. Rev.
	Higher Educ. (Trinity Univ.) VRDO	3.580%	11/1/07		9,200	9,200
	San Antonio TX Electric & Gas Rev.	5.000%	2/1/08		14,000	14,047
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/08		44,320	44,488
1	San Antonio TX Electric & Gas Rev. TOB VRDO	3.490%	11/7/07		10,250	10,250
1	San Antonio TX Electric & Gas Rev. TOB VRDO	3.490%	11/7/07		6,220	6,220
1	San Antonio TX Electric & Gas Rev. TOB VRDO	3.490%	11/7/07		26,695	26,695
1	San Antonio TX Electric & Gas Rev. TOB VRDO	3.500%	11/7/07		6,840	6,840
1	San Antonio TX Electric & Gas Rev. TOB VRDO	3.520%	11/7/07	(1)	10,550	10,550
1	San Antonio TX Electric & Gas Rev. TOB VRDO	3.520%	11/7/07		12,980	12,980
	San Antonio TX Electric & Gas Rev. VRDO	3.240%	11/7/07		30,000	30,000
	San Antonio TX Electric & Gas System Rev. CP	3.620%	11/13/07		38,000	38,000
	San Antonio TX Electric & Gas System Rev. CP	3.680%	12/13/07		4,200	4,200
1	San Antonio TX Independent School Dist.
	GO TOB VRDO	3.510%	11/7/07		17,710	17,710
1	San Antonio TX Water Rev. TOB VRDO	3.490%	11/7/07	(1)	11,235	11,235
1	San Antonio TX Water Rev. TOB VRDO	3.490%	11/7/07	(3)	6,160	6,160
1	San Antonio TX Water Rev. TOB VRDO	3.520%	11/7/07	(1)	10,000	10,000
1	Sheldon TX Independent School Dist. TOB VRDO	3.490%	11/7/07		5,235	5,235
1	Socorro TX Independent School Dist.
	GO TOB VRDO	3.510%	11/7/07		9,810	9,810
1	Socorro TX Independent School Dist.
	GO TOB VRDO	3.510%	11/7/07		6,535	6,535
	Southwest Texas Higher Educ. Auth. Inc. Rev.
	(Southern Methodist Univ.) VRDO	3.250%	11/7/07	LOC	2,000	2,000

35

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Southwest Texas Higher Educ. Auth. Inc. Rev.
	(Southern Methodist Univ.) VRDO	3.250%	11/7/07	LOC	2,100	2,100
	Spring TX Independent School Dist.
	Schoolhouse GO PUT	5.000%	8/15/08	(4)	10,000	10,107
1	Spring TX Independent School Dist. TOB VRDO	3.520%	11/7/07		15,000	15,000
1	Tarrant County TX Cultural Educ. Fac. Finance Corp.
	Rev. (Texas Health Resources) TOB VRDO	3.500%	11/7/07		8,780	8,780
1	Tarrant County TX Cultural Educ. Fac. Finance Corp.
	Rev. (Texas Health Resources) TOB VRDO	3.500%	11/7/07		8,780	8,780
1	Tarrant County TX Cultural Educ. Fac. Finance Corp.
	Rev. (Texas Health Resources) TOB VRDO	3.500%	11/7/07		8,780	8,780
1	Tarrant County TX Cultural Educ. Fac. Finance Corp.
	Rev. TOB VRDO	3.500%	11/7/07		5,830	5,830
1	Tarrant County TX Cultural Educ. Fac. Finance Corp.
	Rev. TOB VRDO	3.500%	11/7/07		5,830	5,830
1	Tarrant County TX Cultural Educ. Fac. Finance Corp.
	Rev. TOB VRDO	3.500%	11/7/07		7,425	7,425
1	Texas A & M Univ. Permanent Univ. Fund
	TOB VRDO	3.490%	11/7/07		3,900	3,900
	Texas A & M Univ. System CP	3.720%	11/8/07		36,800	36,800
1	Texas A & M Univ. System Rev. Financing Bonds
	TOB VRDO	3.510%	11/7/07		4,920	4,920
1	Texas A & M Univ. System Rev. TOB VRDO	3.500%	11/7/07		9,070	9,070
1	Texas A & M Univ. System Rev. TOB VRDO	3.500%	11/7/07		7,175	7,175
1	Texas A & M Univ. System Rev. TOB VRDO	3.510%	11/7/07		5,000	5,000
1	Texas Dept. Housing & Commnunity Affailrs
	Single Family Rev. TOB VRDO	3.350%	11/7/07	(7)	4,135	4,135
1	Texas Dept. of Housing & Community Affairs
	Multifamily Housing Rev. TOB VRDO	3.550%	11/7/07		9,795	9,795
1	Texas Dept. of Housing & Community Affairs
	Residential Mortgage Rev. TOB VRDO	3.550%	11/7/07		10,000	10,000
1	Texas Dept. of Housing & Community Affairs
	Single Mortgage Rev. TOB VRDO	3.350%	11/7/07	(4)	3,900	3,900
1	Texas Dept. of Housing & Community Affairs
	Single Mortgage Rev. TOB VRDO	3.550%	11/7/07		8,880	8,880
	Texas Dept. of Housing & Community Affairs
	Single Mortgage Rev. VRDO	3.500%	11/7/07	(4)	62,945	62,945
	Texas Dept. of Housing & Community Affairs
	Single Mortgage Rev. VRDO	3.560%	11/7/07	(4)	5,800	5,800
1	Texas GO TOB PUT	3.770%	11/8/07		5,335	5,335
1	Texas GO TOB VRDO	3.490%	11/7/07		8,885	8,885
1	Texas GO TOB VRDO	3.490%	11/7/07		17,290	17,290
1	Texas GO TOB VRDO	3.490%	11/7/07		3,335	3,335
1	Texas GO TOB VRDO	3.500%	11/7/07		5,595	5,595
1	Texas GO TOB VRDO	3.500%	11/7/07		4,695	4,695
1	Texas GO TOB VRDO	3.510%	11/7/07		7,595	7,595
1	Texas GO TOB VRDO	3.510%	11/7/07		4,285	4,285
1	Texas GO TOB VRDO	3.510%	11/7/07		7,000	7,000
1	Texas GO TOB VRDO	3.520%	11/7/07		8,825	8,825
1	Texas GO TOB VRDO	3.520%	11/7/07		28,800	28,800
1	Texas GO TOB VRDO	3.520%	11/7/07		7,200	7,200
	Texas GO Veterans Housing Assistance
	Program Fund II VRDO	3.340%	11/7/07		4,185	4,185
	Texas GO Veterans Housing Assistance
	Program Fund II VRDO	3.380%	11/7/07		24,800	24,800
	Texas Public Finance Auth. GO CP	3.480%	1/8/08		9,100	9,100

36

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Texas Small Business IDA IDR (Texas Public
	Fac. Capital Access) VRDO	3.240%	11/7/07	LOC	15,500	15,500
	Texas State College Student Loan PUT	3.850%	7/1/08		25,000	25,000
	Texas State College Student Loan PUT	3.850%	7/1/08		30,000	30,000
1	Texas State Transp. Comm. First Tier TOB VRDO	3.490%	11/7/07		10,000	10,000
1	Texas State Transp. Comm. First Tier TOB VRDO	3.500%	11/7/07		8,865	8,865
1	Texas State Transp. Comm. First Tier TOB VRDO	3.520%	11/7/07		9,995	9,995
1	Texas State Transp. Comm. Highway Fund
	First Tier Rev. TOB VRDO	3.490%	11/7/07		23,825	23,825
1	Texas State Transp. Comm. Highway Fund
	First Tier Rev. TOB VRDO	3.580%	11/7/07		5,000	5,000
1	Texas State Transp. Comm. State Highway
	Fund TOB VRDO	3.510%	11/7/07		10,335	10,335
1	Texas State Transp. Comm. TOB VRDO	3.290%	11/7/07		7,000	7,000
1	Texas State Transp. Comm. TOB VRDO	3.340%	11/7/07		5,200	5,200
1	Texas State Transp. Comm. TOB VRDO	3.490%	11/7/07		45,500	45,500
1	Texas State Transp. Comm. TOB VRDO	3.490%	11/7/07		41,460	41,460
1	Texas State Transp. Comm. TOB VRDO	3.500%	11/7/07		17,676	17,676
1	Texas State Transp. Comm. TOB VRDO	3.510%	11/7/07		6,100	6,100
1	Texas State Transp. Comm. TOB VRDO	3.510%	11/7/07		10,360	10,360
1	Texas State Transp. Comm. TOB VRDO	3.520%	11/7/07		9,215	9,215
1	Texas State Univ. System TOB VRDO	3.510%	11/7/07	(4)	11,905	11,905
	Texas State Veterans Housing VRDO	3.300%	11/7/07		31,430	31,430
	Texas State Veterans Housing VRDO	3.340%	11/7/07		23,790	23,790
	Texas TRAN	4.500%	8/28/08		100,000	100,621
1	Texas Transp. Comm. Mobility Fund TOB VRDO	3.490%	11/7/07		7,600	7,600
1	Texas Transp. Comm. Mobility Fund TOB VRDO	3.500%	11/7/07		20,780	20,780
1	Texas Transp. Comm. Mobility Fund TOB VRDO	3.500%	11/7/07		4,140	4,140
	Texas Turnpike Auth. Central Texas
	Turnpike System Rev.	5.000%	6/1/08		109,540	110,409
1	Texas Turnpike Auth. Central Texas
	Turnpike System Rev. TOB VRDO	3.510%	11/7/07	(2)	17,025	17,025
1	Texas Turnpike Auth. Central Texas
	Turnpike System Rev. TOB VRDO	3.520%	11/7/07	(2)	9,900	9,900
1	Texas Turnpike Auth. Rev. TOB VRDO	3.510%	11/7/07	(2)	12,480	12,480
1	Trinity River Auth. Texas Tarrant County
	Water Rev. TOB PUT	3.800%	3/13/08	(1)	6,185	6,185
1	Tyler TX Water & Sewer System Rev. TOB VRDO	3.580%	11/7/07	(1)	5,560	5,560
1	Univ. of Houston TX Rev. TOB VRDO	3.580%	11/7/07	(2)	5,965	5,965
	Univ. of Houston TX Rev. VRDO	3.450%	11/7/07		18,830	18,830
1	Univ. of Texas Permanent Univ. Fund Rev.
	TOB VRDO	3.290%	11/7/07	(Prere.)	12,000	12,000
[1,2]	Univ. of Texas Permanent Univ. Fund Rev.
	TOB VRDO	3.340%	11/7/07		3,600	3,600
1	Univ. of Texas Permanent Univ. Fund Rev.
	TOB VRDO	3.490%	11/7/07	(Prere.)	2,550	2,550
1	Univ. of Texas Permanent Univ. Fund Rev.
	TOB VRDO	3.490%	11/7/07		11,065	11,065
1	Univ. of Texas Permanent Univ. Fund Rev.
	TOB VRDO	3.500%	11/7/07		11,850	11,850
1	Univ. of Texas Permanent Univ. Fund Rev.
	TOB VRDO	3.510%	11/7/07		11,955	11,955
	Univ. of Texas Permanent Univ. Fund Rev. VRDO	3.250%	11/7/07		2,770	2,770
1	Univ. of Texas Rev. Finance Systems TOB VRDO	3.490%	11/7/07		11,100	11,100
	West Side Calhoun County TX Dev.
	(British Petroleum) VRDO	3.580%	11/1/07		6,200	6,200
						3,714,690

37

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Utah (1.5%)
	Central Utah Water Conservancy Dist. VRDO	3.310%	11/7/07	(2)	14,700	14,700
	Central Utah Water Conservancy Dist. VRDO	3.310%	11/7/07	(2)	18,600	18,600
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	3.430%	11/7/07		20,700	20,700
	Salt Lake City UT TRAN	4.000%	6/30/08		19,000	19,030
1	Utah GO TOB VRDO	3.490%	11/7/07		14,260	14,260
1	Utah Housing Corp. Single Family
	Mortgage Rev. TOB VRDO	3.390%	11/7/07		3,235	3,235
	Utah Housing Corp. Single Family
	Mortgage Rev. VRDO	3.290%	11/7/07		12,730	12,730
	Utah Housing Corp. Single Family
	Mortgage Rev. VRDO	3.290%	11/7/07		11,470	11,470
	Utah Housing Corp. Single Family
	Mortgage Rev. VRDO	3.290%	11/7/07		7,730	7,730
	Utah Housing Corp. Single Family
	Mortgage Rev. VRDO	3.290%	11/7/07		10,000	10,000
	Utah Housing Corp. Single Family
	Mortgage Rev. VRDO	3.290%	11/7/07		13,180	13,180
	Utah Housing Corp. Single Family
	Mortgage Rev. VRDO	3.290%	11/7/07		12,260	12,260
	Utah Housing Corp. Single Family
	Mortgage Rev. VRDO	3.290%	11/7/07		10,565	10,565
	Utah Housing Corp. Single Family
	Mortgage Rev. VRDO	3.290%	11/7/07		6,330	6,330
	Utah Housing Corp. Single Family
	Mortgage Rev. VRDO	3.290%	11/7/07		12,320	12,320
	Utah Housing Corp. Single Family
	Mortgage Rev. VRDO	3.290%	11/7/07		10,600	10,600
	Utah Housing Finance Auth.
	(Single Family Mortgage) VRDO	3.290%	11/7/07		5,605	5,605
	Utah Housing Finance Auth.
	(Single Family Mortgage) VRDO	3.290%	11/7/07		8,045	8,045
	Utah State Board of Regents
	Student Loan Rev. VRDO	3.380%	11/7/07	(2)	35,000	35,000
	Utah State Board of Regents
	Student Loan Rev. VRDO	3.380%	11/7/07	(2)	45,000	45,000
1	Utah Transit Auth. Sales Tax Rev. TOB VRDO	3.490%	11/7/07	(4)	11,525	11,525
1	Utah Transit Auth. Sales Tax Rev. TOB VRDO	3.520%	11/7/07	(1)	7,430	7,430
1	Utah Transit Auth. Sales Tax Rev. TOB VRDO	3.520%	11/7/07	(1)	5,000	5,000
1	Utah Transit Auth. Sales Tax Rev. TOB VRDO	3.580%	11/7/07	(4)	7,950	7,950
						323,265
Vermont (0.3%)
1	Univ. of Vermont and State Agricultural
	College Rev. TOB VRDO	3.500%	11/7/07	(2)	7,753	7,753
1	Univ. of Vermont and State Agricultural
	College Rev. TOB VRDO	3.500%	11/7/07	(2)	7,748	7,748
1	Univ. of Vermont and State Agricultural
	College Rev. TOB VRDO	3.580%	11/7/07	(1)	5,580	5,580
1	Vermont Educ. & Health Buildings Finance
	Agency Rev. TOB VRDO	3.500%	11/7/07		6,857	6,857
1	Vermont Housing Finance Agency
	Single Family TOB VRDO	3.400%	11/7/07	(4)	1,760	1,760
	Vermont Student Assistance Corp. Rev. VRDO	3.380%	11/7/07	(2)	40,000	40,000
						69,698

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Virginia (1.3%)
	Alexandria VA IDA Rev. (Institute for
	Defense Analysis) VRDO	3.510%	11/7/07	(2)	12,700	12,700
	Capital Region Airport Comm. VA Passenger
	Fac. Charge Rev. VRDO	3.460%	11/7/07	LOC	9,590	9,590
	Capital Region Airport Comm. VA Passenger
	Fac. Charge Rev. VRDO	3.500%	11/7/07	LOC	16,345	16,345
1	Fairfax County VA Public Improvement
	GO TOB VRDO	3.500%	11/7/07		8,295	8,295
	Norfolk VA GO VRDO	3.520%	11/7/07		12,365	12,365
	Peninsula Ports Auth. Virginia Health System Rev.
	(Riverside Health System Project) VRDO	3.240%	11/7/07		35,900	35,900
1	Richmond VA Public Util. Rev. TOB VRDO	3.520%	11/7/07	(4)	5,800	5,800
	Roanoke VA IDA Hosp. Rev.
	(Carilion Health System) VRDO	3.560%	11/1/07	(4)	8,490	8,490
1	Univ. of Virginia TOB VRDO	3.520%	11/7/07		12,000	12,000
1	Univ. of Virginia TOB VRDO	3.520%	11/7/07		3,300	3,300
1	Virginia Beach VA Dev. Auth.
	Public Fac. TOB VRDO	3.510%	11/7/07		10,090	10,090
1	Virginia Beach VA TOB VRDO	3.510%	11/7/07		6,660	6,660
	Virginia Commonwealth Transp.
	Board Federal Highway Rev.	5.000%	10/1/08		15,160	15,366
	Virginia Housing Dev. Auth. Rev.
	Commonwealth Mortgage PUT	3.500%	11/29/07		50,000	50,000
1	Virginia Housing Dev. Auth. Rev.
	Commonwealth Mortgage TOB VRDO	3.390%	11/7/07		18,985	18,985
1	Virginia Housing Dev. Auth. Rev.
	Commonwealth Mortgage TOB VRDO	3.590%	11/7/07		5,625	5,625
1	Virginia Housing Dev. Auth. Rev. TOB VRDO	3.570%	11/7/07		28,430	28,430
1	Virginia Port Auth. Rev. TOB VRDO	3.610%	11/7/07	(4)	3,100	3,100
1	Virginia Public School Auth. Rev. TOB VRDO	3.490%	11/7/07	(4)	10,035	10,035
1	Virginia Public School Auth. Rev. TOB VRDO	3.510%	11/7/07		7,790	7,790
						280,866
Washington (3.0%)
1	Central Puget Sound WA Regional Transit Auth.
	Sales & Use Tax Rev. TOB VRDO	3.510%	11/7/07	(2)	7,345	7,345
1	Central Puget Sound WA Regional Transit Auth.
	Sales & Use Tax Rev. TOB VRDO	3.580%	11/7/07	(2)	7,235	7,235
1	Energy Northwest Washington Electric
	Refunding Rev. TOB VRDO	3.520%	11/7/07	(1)	6,380	6,380
	Everett WA Ind. Dev. Corp.
	(Kimberly-Clark Corp.) VRDO	3.650%	11/7/07		6,400	6,400
1	Grant County WA Public Util. Dist.
	No. 002 TOB VRDO	3.520%	11/7/07	(4)	4,000	4,000
1	King County WA (Highline Public School)
	TOB VRDO	3.510%	11/7/07	(3)	5,260	5,260
1	King County WA (Snoqualmie Valley School Dist.)
	TOB VRDO	3.520%	11/7/07	(4)	10,100	10,100
1	King County WA GO TOB VRDO	3.510%	11/7/07	(4)	5,255	5,255
1	King County WA GO TOB VRDO	3.510%	11/7/07	(1)	7,375	7,375
1	King County WA School Dist. TOB PUT	3.800%	3/13/08	(4)	5,470	5,470
1	King County WA Sewer Rev. TOB VRDO	3.490%	11/7/07	(4)	10,005	10,005
1	King County WA Sewer Rev. TOB VRDO	3.490%	11/7/07	(4)	7,655	7,655
1	King County WA Sewer Rev. TOB VRDO	3.520%	11/7/07	(1)	10,890	10,890
1	King County WA Sewer Rev. TOB VRDO	3.520%	11/7/07	(4)	7,645	7,645
1	Pierce County WA School Dist. TOB VRDO	3.490%	11/7/07	(4)	8,290	8,290

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Pierce County WA School Dist. TOB VRDO	3.580%	11/7/07	(4)	6,165	6,165
	Port Bellingham WA Ind. Dev. Corp.
	Environmental Fac. (BP Amoco
	West Coast LLC) VRDO	3.640%	11/1/07		4,600	4,600
1	Port of Seattle WA Passenger Fac.
	Charge Rev. TOB VRDO	3.510%	11/7/07	(1)	3,500	3,500
1	Port of Seattle WA Rev. TOB VRDO	3.290%	11/7/07	(3)	15,000	15,000
1	Port of Seattle WA Rev. TOB VRDO	3.390%	11/7/07	(1)	5,790	5,790
1	Port of Seattle WA Rev. TOB VRDO	3.500%	11/7/07	(10)	4,260	4,260
1	Port of Seattle WA Rev. TOB VRDO	3.500%	11/7/07	(1)	10,000	10,000
1	Port of Seattle WA Rev. TOB VRDO	3.510%	11/7/07	(1)	6,360	6,360
1	Port of Seattle WA Rev. TOB VRDO	3.520%	11/7/07	(1)	8,320	8,320
1	Port of Seattle WA Rev. TOB VRDO	3.550%	11/7/07	(3)	4,430	4,430
1	Port of Seattle WA Rev. TOB VRDO	3.550%	11/7/07	(2)	7,440	7,440
1	Port of Seattle WA Rev. TOB VRDO	3.580%	11/7/07	(2)	12,100	12,100
1	Port of Seattle WA Rev. TOB VRDO	3.580%	11/7/07	(1)	5,245	5,245
1	Port of Seattle WA Rev. TOB VRDO	3.610%	11/7/07	(3)	4,285	4,285
1	Port of Seattle WA Rev. TOB VRDO	3.610%	11/7/07	(4)	2,700	2,700
1	Port of Tacoma WA Rev. TOB VRDO	3.510%	11/7/07	(2)	5,760	5,760
1	Port of Tacoma WA Rev. TOB VRDO	3.550%	11/7/07	(3)	6,255	6,255
1	Seattle WA Muni. Light & Power Rev. TOB VRDO	3.490%	11/7/07	(4)	6,700	6,700
1	Seattle WA Muni. Light & Power Rev. TOB VRDO	3.510%	11/7/07	(4)	6,260	6,260
1	Seattle WA Water System Rev. TOB PUT	3.820%	6/19/08	(1)	12,945	12,945
1	Seattle WA Water System Rev. TOB VRDO	3.510%	11/7/07	(1)	4,920	4,920
1	Snohomish County WA Public Util. Dist. TOB VRDO	3.510%	11/7/07	(4)	5,315	5,315
1	Snohomish County WA Public Util. Dist. TOB VRDO	3.510%	11/7/07	(4)	6,055	6,055
1	Snohomish County WA TOB VRDO	3.290%	11/7/07	(1)	15,210	15,210
	Spokane WA Regional Solid Waste
	Management System Rev.	6.500%	1/1/08	(2)	3,500	3,515
1	Tacoma WA Electric System Rev. TOB VRDO	3.520%	11/7/07	(3)	10,355	10,355
1	Tacoma WA Sewer TOB VRDO	3.500%	11/7/07	(3)	10,625	10,625
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	1/1/08	(Prere.)	10,000	10,020
1	Washington (Motor Vehicle Fuel) GO TOB VRDO	3.510%	11/7/07	(1)	20,390	20,390
	Washington GO	5.750%	9/1/08		4,000	4,074
1	Washington GO TOB PUT	3.800%	7/10/08	(2)	8,660	8,660
[1,2]	Washington GO TOB VRDO	3.330%	11/7/07	(4)	7,995	7,995
1	Washington GO TOB VRDO	3.490%	11/7/07	(4)	11,130	11,130
1	Washington GO TOB VRDO	3.490%	11/7/07		60,960	60,960
1	Washington GO TOB VRDO	3.490%	11/7/07	(4)	4,635	4,635
1	Washington GO TOB VRDO	3.490%	11/7/07		6,900	6,900
1	Washington GO TOB VRDO	3.490%	11/7/07	(4)	6,675	6,675
1	Washington GO TOB VRDO	3.490%	11/7/07	(4)	11,930	11,930
1	Washington GO TOB VRDO	3.500%	11/7/07	(4)	6,250	6,250
1	Washington GO TOB VRDO	3.500%	11/7/07		8,025	8,025
1	Washington GO TOB VRDO	3.510%	11/7/07	(4)	4,370	4,370
1	Washington GO TOB VRDO	3.510%	11/7/07	(4)	4,180	4,180
1	Washington GO TOB VRDO	3.510%	11/7/07	(4)	7,760	7,760
1	Washington GO TOB VRDO	3.510%	11/7/07		12,000	12,000
1	Washington GO TOB VRDO	3.510%	11/7/07	(4)	6,800	6,800
1	Washington GO TOB VRDO	3.510%	11/7/07	(2)	19,155	19,155
1	Washington GO TOB VRDO	3.510%	11/7/07	(4)	5,600	5,600
1	Washington GO TOB VRDO	3.520%	11/7/07	(2)	5,380	5,380
1	Washington GO TOB VRDO	3.520%	11/7/07	(3)	12,700	12,700
1	Washington GO TOB VRDO	3.520%	11/7/07	(1)	10,290	10,290
	Washington Health Care Fac. Auth.
	(Catholic Health Initiatives) VRDO	3.260%	11/7/07		41,130	41,130

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Washington Health Care Fac. Auth.
	(Group Health Cooperative of Puget Sound)
	TOB VRDO	3.290%	11/7/07	(1)	45,235	45,235
1	Washington Housing Finance Comm.
	Single Family Mortgage Rev. TOB VRDO	3.400%	11/7/07		3,340	3,340
1	Washington State GO (Motor Vehicle Fuel Tax)
	TOB VRDO	3.520%	11/7/07	(4)	5,000	5,000
1	Washington State GO TOB VRDO	3.500%	11/7/07	(3)	5,985	5,985
1	Washington State GO TOB VRDO	3.500%	11/7/07	(2)	5,330	5,330
						665,314
West Virginia (0.1%)
1	West Virginia Housing Dev. TOB VRDO	3.340%	11/7/07		5,470	5,470
1	West Virginia Housing Dev. TOB VRDO	3.570%	11/7/07		11,640	11,640
1	West Virginia State Road TOB VRDO	3.490%	11/7/07	(3)	3,505	3,505
1	West Virginia Univ. Rev. TOB VRDO	3.510%	11/7/07	(3)	4,655	4,655
1	West Virginia Univ. Rev. TOB VRDO	3.510%	11/7/07	(3)	8,990	8,990
						34,260
Wisconsin (2.7%)
	New Richmond WI School Dist. BAN	4.125%	6/6/08		4,500	4,502
	Univ. of Wisconsin Hosp. & Clinics Auth. Rev.
	(Univ. of Wisconsin Hosp.) VRDO	3.270%	11/7/07	(1)	16,700	16,700
	Wisconsin GO CP	3.600%	11/1/07		15,755	15,755
1	Wisconsin GO TOB VRDO	3.490%	11/7/07	(3)	7,425	7,425
1	Wisconsin GO TOB VRDO	3.490%	11/7/07	(3)	83,315	83,315
1	Wisconsin GO TOB VRDO	3.500%	11/7/07	(1)	18,995	18,995
1	Wisconsin GO TOB VRDO	3.500%	11/7/07	(4)	20,855	20,855
1	Wisconsin GO TOB VRDO	3.520%	11/7/07	(1)	8,500	8,500
1	Wisconsin GO TOB VRDO	3.520%	11/7/07	(1)	25,700	25,700
1	Wisconsin GO TOB VRDO	3.520%	11/7/07	(4)	17,600	17,600
1	Wisconsin GO TOB VRDO	3.580%	11/7/07	(1)	5,295	5,295
1	Wisconsin GO TOB VRDO	3.580%	11/7/07	(1)	6,675	6,675
1	Wisconsin Housing & Econ. Dev. Auth.
	Home Ownership Rev. TOB VRDO	3.550%	11/7/07		12,085	12,085
1	Wisconsin Housing & Econ. Dev. Auth.
	Home Ownership Rev. TOB VRDO	3.560%	11/7/07		2,180	2,180
1	Wisconsin Housing & Econ. Dev. Auth.
	Home Ownership Rev. TOB VRDO	3.570%	11/7/07		6,540	6,540
1	Wisconsin Housing & Econ. Dev. Auth.
	Home Ownership Rev. TOB VRDO	3.590%	11/7/07		1,295	1,295
	Wisconsin Housing & Econ. Dev. Auth.
	Home Ownership Rev. VRDO	3.270%	11/7/07		1,775	1,775
	Wisconsin Housing & Econ. Dev. Auth.
	Home Ownership Rev. VRDO	3.270%	11/7/07	(4)	5,685	5,685
	Wisconsin Housing & Econ. Dev. Auth.
	Home Ownership Rev. VRDO	3.340%	11/7/07		16,480	16,480
	Wisconsin Housing & Econ. Dev. Auth.
	Home Ownership Rev. VRDO	3.340%	11/7/07		16,220	16,220
	Wisconsin Housing & Econ. Dev. Auth.
	Home Ownership Rev. VRDO	3.340%	11/7/07		24,300	24,300
	Wisconsin Housing & Econ. Dev. Auth.
	Home Ownership Rev. VRDO	3.340%	11/7/07		11,000	11,000
	Wisconsin Housing & Econ. Dev. Auth.
	Home Ownership Rev. VRDO	3.340%	11/7/07		46,805	46,805
	Wisconsin Housing & Econ. Dev. Auth.
	Home Ownership Rev. VRDO	3.340%	11/7/07		3,340	3,340

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Wisconsin Housing & Econ. Dev. Auth.
	Home Ownership Rev. VRDO	3.340%	11/7/07		12,555	12,555
	Wisconsin Housing & Econ. Dev. Auth.
	Home Ownership Rev. VRDO	3.340%	11/7/07		57,770	57,770
	Wisconsin Housing & Econ. Dev. Auth.
	Home Ownership Rev. VRDO	3.340%	11/7/07	(4)	8,555	8,555
	Wisconsin Housing & Econ. Dev. Auth.
	Home Ownership Rev. VRDO	3.500%	11/7/07		64,890	64,890
1	Wisconsin Public Power Inc. Rev.
	(Power Supply System) TOB VRDO	3.490%	11/7/07	(2)	10,265	10,265
	Wisconsin School Dist. Cash Flow
	Management Program COP TAN	4.250%	11/1/07		19,000	19,000
1	Wisconsin State GO TOB VRDO	3.400%	11/7/07	(1)	1,760	1,760
	Wisconsin Transp. Rev.	5.000%	7/1/08		12,385	12,485
	Wisconsin Transp. Rev.	5.000%	7/1/08		4,530	4,567
1	Wisconsin Transp. Rev. TOB VRDO	3.490%	11/7/07		9,810	9,810
1	Wisconsin Transp. Rev. TOB VRDO	3.500%	11/7/07	(2)	13,715	13,715
						594,394
Wyoming (0.1%)
1	Wyoming Community Dev. Auth.
	Housing Rev. TOB VRDO	3.550%	11/7/07		8,795	8,795
1	Wyoming Community Dev. Auth.
	Housing Rev. TOB VRDO	3.610%	11/7/07		5,015	5,015
						13,810
Multiple States (0.6%)
1	Tax Exempt Multifamily TOB VRDO	3.630%	11/7/07		25,300	25,300
1	Various States TOB VRDO	3.650%	11/7/07		47,355	47,355
1	Various States TOB VRDO	3.650%	11/7/07	(1)(2)(3)(4)	65,760	65,760
						138,415
Total Municipal Bonds (Cost $21,336,774)						21,336,774

					Shares
Temporary Cash Investment (3.5%)
3	Vanguard Municipal Cash Management
	Fund (Cost $769,732)	3.425%			769,731,782	769,732
Total Investments (100.4%) (Cost $22,106,506)						22,106,506
Other Assets and Liabilities (–0.4%)
Other Assets—Note B						265,853
Liabilities						(353,229)
						(87,376)
Net Assets (100%)
Applicable to 22,018,988,377 outstanding
$.001 par value shares of beneficial interest
(unlimited authorization)						22,019,130
Net Asset Value Per Share						$1.00

Tax-Exempt Money Market Fund

At October 31, 2007, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	22,019,126	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	4	—
Unrealized Appreciation	—	—
Net Assets	22,019,130	$1.00

•   See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of these securities was $9,580,237,000, representing 43.5% of net assets.

2  Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of October 31, 2007.

3  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

For key to abbreviations and other references, see back cover.

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Municipal Bonds (100.0%)
Alabama (1.9%)
	Huntsville AL Health Care Fac. Auth. PUT	5.000%	3/3/08	LOC	30,000	30,154
	Jefferson County AL Sewer Rev.
	(Capital Improvement)	5.125%	2/1/09	(3)(Prere.)	29,405	30,261
	Jefferson County AL Sewer Rev.
	(Capital Improvement)	5.375%	2/1/09	(3)(Prere.)	5,270	5,444
	Univ. of Alabama General Rev. VRDO	3.460%	11/7/07	(1)	11,470	11,470
						77,329
Alaska (0.3%)
	Anchorage AK GO	5.125%	12/1/09	(3)	2,000	2,069
1	Anchorage AK Water Rev. TOB VRDO	3.510%	11/7/07	(1)	11,765	11,765
						13,834
Arizona (1.4%)
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/08		2,410	2,415
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/09		4,690	4,763
	Arizona Transp. Board Highway Rev.	5.000%	7/1/09		4,000	4,103
1	Maricopa County AZ IDA Health Fac. Rev.
	(Catholic Healthcare West) TOB VRDO	3.490%	11/7/07	LOC	25,000	25,000
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/08	(2)	5,500	5,557
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/09	(2)	5,500	5,640
	Phoenix AZ GO	7.500%	7/1/08		11,510	11,814
						59,292
Arkansas (0.1%)
	Fort Smith AR Sales & Use Tax Rev.	5.000%	9/1/10	(3)	3,000	3,124

California (3.3%)
	California GO	5.000%	6/1/08		16,820	16,971
	California GO	5.000%	3/1/09		22,400	22,854
1	California GO TOB VRDO	3.530%	11/7/07		10,005	10,005
[1,2]	California GO TOB VRDO	3.530%	11/7/07		14,430	14,430
1	California GO TOB VRDO	3.530%	11/7/07		10,095	10,095
	California Health Fac. Finance Auth. Rev.
	(Cedars-Sinai Medical Center)	5.000%	11/15/08		1,065	1,080
	California Statewide Community Dev. Auth. Rev.
	(Kaiser Permanente) PUT	2.625%	5/1/08		11,000	10,915
	California Statewide Community Dev. Auth. Rev.
	(Kaiser Permanente) PUT	3.875%	4/1/10		5,000	5,025
1	Golden State Tobacco Securitization Corp. Rev.
	TOB VRDO	3.510%	11/7/07	(4)	20,390	20,390
	Kings River Conservation Dist. California COP	4.000%	5/1/08		2,020	2,020
	Los Angeles County CA Public Works
	Financing Auth. Rev.	5.000%	12/1/08	(1)	6,225	6,332
	Northern California Power Agency
	(Geothermal Project)	5.000%	7/1/08	(ETM)(Prere.)	15,000	15,216
						135,333
Colorado (1.1%)
	Colorado Health Fac. Auth. Rev. (Sisters of Charity
	Health System Inc.) VRDO	3.230%	11/7/07		15,800	15,800
1	E-470 Public Highway Auth. Colorado Rev. TOB VRDO	3.490%	11/7/07	(1)	14,160	14,160
1	E-470 Public Highway Auth. Colorado Rev. TOB VRDO	3.510%	11/7/07	(1)	6,955	6,955
1	E-470 Public Highway Auth. Colorado Rev. TOB VRDO	3.530%	11/7/07	(1)	1,000	1,000
1	Jefferson County CO School Dist. GO TOB VRDO	3.510%	11/7/07	(4)	4,720	4,720
	Platte River Power Auth. Colorado Power Rev.	5.000%	6/1/10		2,500	2,593
						45,228

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Connecticut (0.3%)
	Connecticut Special Tax Obligation Rev.
	(Transp. Infrastructure)	6.000%	10/1/09	(1)	11,940	12,518

District of Columbia (0.6%)
	District of Columbia GO	5.500%	6/1/08	(2)	10,000	10,119
	District of Columbia GO	5.000%	6/1/09	(2)	4,630	4,741
	District of Columbia GO	5.000%	1/1/10	(3)	4,000	4,119
	Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/08	(1)	4,180	4,223
						23,202
Florida (9.2%)
	Broward County FL Resource Recovery Rev.
	(Wheelabrator Series A)	5.500%	12/1/08		9,000	9,186
1	Broward County FL School Board COP TOB VRDO	3.520%	11/7/07	(3)	9,100	9,100
	Citizens Property Insurance Corp. Florida
	(High Risk Account)	5.000%	3/1/09	(1)	30,605	31,216
	Citizens Property Insurance Corp. Florida
	(High Risk Account)	5.000%	3/1/10	(1)	28,405	29,344
	Collier County FL Water & Sewer Dist. Rev.	5.000%	7/1/10	(4)	2,920	3,033
	Dade County FL School Dist. GO	5.000%	8/1/09	(1)	8,595	8,826
	Florida Board of Educ. Capital Outlay	5.000%	6/1/08		4,000	4,037
	Florida Board of Educ. Public Educ.	5.000%	6/1/09		3,945	4,041
	Florida Board of Educ. Public Educ.	5.250%	6/1/10		4,925	5,141
[1,2]	Florida Board of Educ. Public Educ. TOB VRDO	3.340%	11/7/07		34,400	34,400
1	Florida Board of Educ. Public Educ. TOB VRDO	3.510%	11/7/07		17,905	17,905
1	Florida Board of Educ. Public Educ. TOB VRDO	3.510%	11/7/07		17,905	17,905
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/09	(2)	6,890	7,067
	Florida Dept. of Environmental
	Protection & Preservation Rev.	5.000%	7/1/09	(1)	5,000	5,128
	Florida Hurricane Catastrophe
	Fund Finance Corp. Rev.	5.000%	7/1/08		17,945	18,128
	Florida Hurricane Catastrophe
	Fund Finance Corp. Rev.	5.000%	7/1/09		44,700	45,760
	Florida Hurricane Catastrophe
	Fund Finance Corp. Rev.	5.000%	7/1/10		24,550	25,428
	Florida Turnpike Auth. Rev.	5.000%	7/1/10	(1)	9,830	10,212
	Highlands County FL Health Fac. Auth. Rev.
	(Adventist Health System) ARS	3.850%	11/20/07		19,550	19,550
	Highlands County FL Health Rev.
	(Adventist Health System) PUT	5.000%	11/16/09		13,000	13,255
	Lakeland FL Energy Systems Rev.	5.500%	10/1/10	(1)(Prere.)	4,300	4,542
1	Miami-Dade County FL Educ. Fac. Auth. Rev.
	(Univ. of Miami) TOB VRDO	3.520%	11/7/07	(2)	7,500	7,500
1	Miami-Dade County FL Special
	Obligation TOB VRDO	3.490%	11/7/07	(1)	2,930	2,930
	Orlando & Orange County FL Expressway Auth.	5.000%	7/1/08	(2)	11,745	11,867
	Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/09		21,000	21,620
	Orlando FL Waste Water System Rev.	5.000%	10/1/10	(2)	2,805	2,923
	South Miami FL Health Fac. Auth. Hosp. Rev.
	(Baptist Health South FL Obligated Group)	5.000%	8/15/11		4,000	4,171
	Univ. Athletic Assn. Inc. Florida Capital
	Improvement Rev. PUT	3.300%	10/1/08	LOC	2,500	2,489
	Univ. Athletic Assn. Inc. Florida Capital
	Improvement Rev. PUT	3.400%	10/1/09	LOC	4,600	4,573
						381,277

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Georgia (3.6%)
1	Atlanta GA Water & Wastewater Rev. TOB VRDO	3.490%	11/7/07	(4)	12,690	12,690
	Burke County GA Dev. Auth. PCR
	(Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08		9,300	9,372
	Carroll County GA School Dist. Sales Tax GO	5.000%	4/1/10		2,000	2,073
	Coffee County GA School Dist. GO	6.000%	8/1/08		1,890	1,926
	Coffee County GA School Dist. GO	6.000%	8/1/09		3,060	3,193
	Georgia GO	5.000%	8/1/09		15,995	16,434
	Henry County GA School Dist. GO	5.000%	4/1/09		15,350	15,691
	Main Street Natural Gas Inc.
	Georgia Gas Project Rev.	5.000%	3/15/10		12,000	12,309
	Main Street Natural Gas Inc.
	Georgia Gas Project Rev.	5.000%	3/15/10		9,000	9,181
1	Metro. Atlanta GA Rapid Transp. Auth.
	Georgia Sales Tax Rev. TOB VRDO	3.490%	11/7/07	(3)	24,545	24,545
1	Metro. Atlanta GA Rapid Transp. Auth.
	Georgia Sales Tax Rev. TOB VRDO	3.510%	11/7/07	(4)	39,095	39,095
						146,509
Hawaii (1.1%)
	Hawaii GO	5.250%	2/1/08	(4)	10,000	10,045
	Hawaii GO	5.000%	4/1/08	(1)	10,000	10,066
	Honolulu HI City & County GO	5.000%	7/1/08	(1)	12,740	12,874
	Honolulu HI City & County GO	5.000%	7/1/10	(1)	3,980	4,136
	Honolulu HI City & County GO	5.000%	7/1/10	(3)	4,065	4,224
	Honolulu HI City & County GO	5.000%	7/1/10	(1)	4,515	4,692
						46,037
Illinois (6.1%)
	Chicago IL Board of Educ. (Westinghouse
	High School Project)	5.000%	12/1/10	(1)(ETM)	2,775	2,900
	Chicago IL Board of Educ. Lease Rev.	6.250%	1/1/11	(1)	3,000	3,239
	Chicago IL GO	5.125%	1/1/09	(3)(Prere.)	14,030	14,432
1	Chicago IL GO TOB VRDO	3.490%	11/7/07	(4)	20,110	20,110
1	Chicago IL GO TOB VRDO	3.490%	11/7/07	(4)	11,000	11,000
1	Chicago IL GO TOB VRDO	3.500%	11/7/07	(4)	10,440	10,440
	Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/08	(4)	5,355	5,408
	Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/08	(ETM)	2,500	2,525
	Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/09	(4)	2,670	2,734
	Chicago IL Metro. Water Reclamation Dist. GO	5.250%	12/1/10	(ETM)	10,000	10,522
	Chicago IL Park Dist. GO	5.000%	1/1/10	(3)	8,145	8,404
	Chicago IL Transit Auth. Rev.	5.250%	6/1/09	(2)	1,000	1,028
1	Cook County IL GO TOB VRDO	3.500%	11/7/07	(2)	7,520	7,520
	Du Page & Cook Counties IL Community
	Consolidated School Dist. GO	5.250%	12/1/12	(3)(Prere.)	3,750	4,046
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	4.050%	7/1/09		7,060	7,106
	Illinois Finance Auth. Rev. (Loyola Academy) PUT	3.875%	10/1/08	LOC	5,000	5,014
	Illinois GO	5.000%	1/1/08		6,000	6,015
	Illinois GO	5.000%	3/1/09		24,695	25,201
	Illinois GO	4.250%	6/1/09		3,400	3,444
	Illinois GO	5.000%	6/1/09		8,955	9,172
	Illinois GO	5.250%	8/1/09	(1)	2,135	2,201
	Illinois GO	5.500%	8/1/09		8,610	8,913
	Illinois GO	5.000%	10/1/09		14,800	15,233
	Illinois GO	5.000%	1/1/10		6,000	6,191
1	Illinois GO TOB VRDO	3.490%	11/7/07	(4)	14,360	14,360
	Illinois Sales Tax Rev.	5.000%	6/15/08		3,000	3,029

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Kendall Kane & Will Counties IL
	Community Unit School Dist. TOB VRDO	3.520%	11/7/07	(1)	8,400	8,400
	Metro. Pier & Exposition Auth.
	Illinois Dedicated Sales Tax Rev.	0.000%	6/15/08	(3)(ETM)	7,280	7,122
1	Metro. Pier & Exposition Auth.
	Illinois Dedicated Sales Tax Rev. TOB VRDO	3.510%	11/7/07	(1)	11,395	11,395
	Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/08	(2)	2,395	2,424
1	Univ. of Illinois Univ. Rev. TOB VRDO	3.510%	11/7/07	(1)	10,950	10,950
						250,478
Indiana (2.2%)
	Indiana Bond Bank Advance Funding Program Notes	4.250%	1/31/08	LOC	24,335	24,371
	Indiana Bond Bank Rev. Revolving Funding Program	5.600%	8/1/10	(Prere.)	3,100	3,302
	Indiana Health & Educ. Fac. Financing Auth. Rev
	(Depauw Univ.) ARS	3.950%	11/9/07	(1)	19,100	19,100
	Indiana Health Fac. Auth. Finance Auth. Rev.
	(Ascension Health Credit Group)	5.000%	4/1/10		17,565	18,092
	Indiana Office Building Comm. Rev.
	(Capitol Complex)	5.000%	7/1/10	(4)	6,535	6,772
	Indiana Univ. Rev. (Student Fee)	5.000%	8/1/08		8,260	8,354
	Indiana Univ. Rev. (Student Fee)	5.000%	8/1/09		9,270	9,510
						89,501
Iowa (0.1%)
1	Des Moines IA Metro. Wastewater Auth.
	TOB VRDO	3.500%	11/7/07	(1)	5,000	5,000

Kansas (0.0%)
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/09		750	765

Kentucky (1.2%)
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	7/15/09	(2)	4,500	4,619
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/09	(1)	14,455	14,865
1	Kentucky Asset/Liability Comm. General Fund Rev.
	TOB VRDO	3.510%	11/7/07	(3)	5,415	5,415
	Kentucky Property & Building Comm. Rev.	5.000%	3/1/08		1,250	1,256
	Kentucky Property & Building Comm. Rev.	5.000%	3/1/09	(3)	2,000	2,042
	Kentucky Property & Building Comm. Rev.	5.000%	3/1/10	(3)	2,190	2,266
	Kentucky Property & Building Comm. Rev.	5.125%	9/1/10	(Prere.)	5,955	6,222
	Kentucky Rural Water Finance Corp. Rev.
	(Public Project Construction Notes) PUT	3.650%	4/1/08		12,000	11,998
						48,683
Louisiana (2.0%)
	Louisiana GO	5.000%	5/1/08	(4)	10,000	10,078
	Louisiana GO	5.250%	5/1/08	(3)	7,405	7,472
	Louisiana GO	4.000%	7/15/08	(11)	1,485	1,491
	Louisiana GO	5.000%	5/1/09	(4)	14,015	14,336
	Louisiana GO	5.000%	7/15/10	(11)	2,000	2,078
1	Louisiana GO TOB VRDO	3.520%	11/7/07	(4)	14,375	14,375
1	Louisiana Housing Finance Agency Single Family
	Mortgage Rev. Home Ownership TOB VRDO	3.520%	11/7/07		15,980	15,980
	Louisiana Offshore Terminal Auth. Deep Water
	Port Rev. (LOOP LLC Project) PUT	3.650%	4/1/08		5,000	5,001
	Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/09		10,000	10,242
						81,053

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Maine (0.4%)
1	Maine State Turnpike Auth. Turnpike Rev.
	TOB VRDO	3.510%	11/7/07	(2)	14,770	14,770

Maryland (0.5%)
	Maryland GO	5.250%	3/1/08		2,135	2,148
	Maryland GO	5.000%	3/15/10		18,520	19,193
						21,341
Massachusetts (2.7%)
	Massachusetts GAN	5.750%	6/15/09		10,900	11,300
	Massachusetts GO	5.250%	1/1/09		10,000	10,211
	Massachusetts GO	5.500%	2/1/09	(1)	8,785	9,009
	Massachusetts GO	5.000%	11/1/09		10,000	10,309
	Massachusetts GO	5.875%	2/1/10	(Prere.)	16,585	17,608
	Massachusetts GO	5.875%	2/1/10	(Prere.)	7,600	8,069
	Massachusetts GO	5.750%	6/1/10	(Prere.)	10,000	10,569
	Massachusetts GO	5.250%	8/1/10		2,000	2,094
1	Massachusetts GO TOB VRDO	3.470%	11/7/07	(2)	3,950	3,950
	Massachusetts School Building Auth.
	Dedicated Sales Tax Rev.	5.000%	8/15/08		5,000	5,062
	Massachusetts School Building Auth.
	Dedicated Sales Tax Rev.	5.000%	8/15/09		11,500	11,818
	Route 3 North Transp. Improvement Assn.
	Massachusetts Lease Rev.	5.750%	6/15/11	(1)	3,415	3,606
	Springfield MA GO	5.000%	8/1/09	(1)	5,660	5,814
						109,419
Michigan (2.6%)
	Detroit MI Capital Improvement GO	5.000%	4/1/08	(4)	7,275	7,322
	Detroit MI Capital Improvement GO	5.000%	4/1/09	(4)	6,135	6,269
	Detroit MI Sewer System Rev.	6.000%	7/1/09	(1)	5,000	5,205
	Detroit MI Sewer System Rev.	5.000%	7/1/10	(4)	5,690	5,907
	Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/07	(2)	5,000	5,016
	Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/07	(2)	6,070	6,089
	Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/08	(2)	5,000	5,151
	Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11	(1)	6,250	6,538
	Michigan Building Auth. Rev.	5.000%	10/15/08	(4)	16,000	16,238
	Michigan Building Auth. Rev.	5.000%	10/15/09	(4)	5,000	5,149
	Michigan Building Auth. Rev.	5.000%	10/15/10	(4)	12,325	12,853
	Michigan Building Auth. Rev.	5.250%	10/15/10		5,360	5,537
	Michigan Comprehensive Transp. Rev.	5.500%	5/15/10	(4)	2,070	2,172
	Michigan Strategic Fund (Detroit Edison)	7.000%	7/15/08	(1)	18,375	18,818
						108,264
Minnesota (0.9%)
	Minnesota GO	5.000%	11/1/08		24,785	25,179
	Minnesota GO	5.000%	11/1/10		10,000	10,450
						35,629
Mississippi (0.7%)
	Mississippi GO	5.500%	11/1/08		6,455	6,586
	Mississippi GO	5.000%	10/1/09		5,770	5,937
	Mississippi GO	6.000%	11/1/09	(Prere.)	10,800	11,330
1	Mississippi GO TOB VRDO	3.520%	11/7/07	(1)	6,685	6,685
						30,538

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Missouri (0.9%)
	Bi-State Dev. Agency of the Missouri-Illinois Metro.
	Dist. (St. Clair County Metrolink Extension) PUT	3.950%	10/1/09	LOC	5,000	5,038
	Missouri Health & Educ. Fac. Auth. Rev.
	(Ascension Health) ARS	4.000%	11/7/07		7,500	7,500
	Missouri Health & Educ. Fac. Auth. Rev.
	(Ascension Health) ARS	4.000%	11/7/07		16,525	16,525
	Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/09		9,165	9,383
						38,446
Montana (0.1%)
	Forsyth MT PCR (Avista Corp.) PUT	5.000%	12/30/08	(2)	5,550	5,644

Nebraska (0.9%)
	Central Plains Energy Project
	Nebraska Gas Project No. 1	5.000%	12/1/08		5,000	5,057
	Nebraska Public Power Dist. Rev.	5.250%	1/1/08	(1)(Prere.)	15,870	16,073
	Nebraska Public Power Dist. Rev.	5.250%	1/1/09	(1)	4,130	4,183
1	Omaha NE Public Power Dist.
	Electric Rev. TOB VRDO	3.510%	11/7/07	(3)	9,810	9,810
						35,123
Nevada (3.1%)
	Clark County NV Bond Bank GO	5.000%	11/1/09	(2)	6,010	6,193
	Clark County NV GO	5.500%	7/1/10	(1)(Prere.)	23,000	24,196
1	Clark County NV GO TOB VRDO	3.490%	11/7/07	(2)	9,600	9,600
	Clark County NV School Dist. GO	5.250%	6/15/09	(4)(Prere.)	5,000	5,141
	Clark County NV School Dist. GO	5.250%	6/15/09	(1)	16,920	17,407
	Clark County NV School Dist. GO	5.000%	6/15/10	(1)	10,730	11,140
	Clark County NV School Dist. GO	5.250%	6/15/10	(4)	10,495	10,780
	Clark County NV School Dist. GO	5.250%	6/15/10	(4)	13,675	14,283
1	Las Vegas Valley Water Dist. Nevada GO Water
	Improvement & Refunding TOB VRDO	3.520%	11/7/07	(3)	5,310	5,310
1	Las Vegas Valley Water Dist. Nevada GO Water
	Improvement & Refunding TOB VRDO	3.520%	11/7/07	(1)	11,820	11,820
	Nevada GO	6.000%	5/15/09		6,500	6,747
	Nevada Highway Improvement Rev.
	(Motor Vehicle Fuel Tax)	5.000%	12/1/09	(1)	5,000	5,159
						127,776
New Hampshire (0.1%)
	New Hampshire State Turnpike System Rev.	5.000%	5/1/08	(2)	4,445	4,480

New Jersey (2.5%)
	Cape May County NJ Muni. Util. Auth. Rev.	6.000%	1/1/10	(4)	6,495	6,839
	Garden State Preservation Trust New Jersey	5.250%	11/1/09	(4)	4,500	4,662
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/08		3,000	3,013
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/08		2,500	2,512
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/08		16,085	16,291
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10		1,000	1,032
1	New Jersey Econ. Dev. Auth. Rev. (School Fac.)
	TOB VRDO	3.540%	11/7/07		11,000	11,000
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.500%	5/1/08 (4)		10,520	10,630
	New Jersey Educ. Fac. Auth. Rev.
	(Higher Education Trust Fund)	5.000%	9/1/08		6,915	7,003
	New Jersey Educ. Fac. Auth. Rev.
	(Higher Education Trust Fund)	5.000%	9/1/09		5,610	5,763
	New Jersey Educ. Fac. Auth. Rev.
	(Higher Education Trust Fund)	5.000%	9/1/10		6,000	6,240

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/07	(1)	9,400	9,418
	New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	2,025	2,218
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.510%	11/7/07	(2)(1)	17,475	17,475
						104,096
New Mexico (1.3%)
	Farmington NM PCR (Southern CA Edison
	Four Corners Project) PUT	3.550%	4/1/10	(3)	14,335	14,287
1	New Mexico Finance Auth. Rev. TOB VRDO	3.520%	11/7/07	(1)	9,165	9,165
1	New Mexico Finance Auth. Rev. TOB VRDO	3.580%	11/7/07	(2)	7,970	7,970
	New Mexico Highway Comm. Tax Rev.	5.500%	6/15/08		2,335	2,364
	New Mexico Highway Comm. Tax Rev.	5.500%	6/15/08	(ETM)	415	420
	New Mexico Severance Tax Rev.	5.000%	7/1/09		1,000	1,026
	New Mexico Severance Tax Rev.	5.000%	7/1/09	(2)	2,000	2,051
	New Mexico Severance Tax Rev.	5.000%	7/1/09		15,755	16,159
	New Mexico Severance Tax Rev.	5.000%	7/1/10		1,000	1,039
						54,481
New York (6.3%)
1	Hudson Yards Infrastructure Corp.
	New York Rev. TOB VRDO	3.500%	11/7/07	(3)	17,000	17,000
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/08		7,775	7,919
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/09		2,755	2,840
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/09	(ETM)	22,260	23,046
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/10		2,000	2,088
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/10		12,730	13,382
1	Metro. New York Transp. Auth. Rev. (Transit Rev.)
	TOB VRDO	3.570%	11/7/07		6,625	6,625
1	Metro. New York Transp. Auth. Rev. TOB VRDO	3.490%	11/7/07	(2)	15,000	15,000
	New York City NY GO	5.000%	6/1/08		13,375	13,495
	New York City NY GO	5.000%	8/1/08		29,000	29,333
	New York City NY GO	5.000%	8/1/08		5,000	5,057
	New York City NY GO	5.000%	8/1/09		6,895	7,073
	New York City NY GO	5.000%	8/1/09		30	31
	New York City NY GO	5.000%	8/1/09	(ETM)	3,900	4,005
	New York City NY GO	5.000%	8/1/10		3,000	3,115
	New York City NY GO	5.250%	11/1/10	(2)	7,715	8,112
	New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/09	(3)	2,000	2,052
	New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/11		4,950	5,262
	New York City NY Transitional Finance Auth. Rev.
	Future Tax	4.500%	2/1/08	(ETM)	1,000	1,003
	New York City NY Transitional Finance Auth. Rev.
	Future Tax	5.000%	11/1/09	(ETM)	5,000	5,153
	New York State Dormitory Auth. Rev. (City Univ.)	5.250%	7/1/09	(1)	10,000	10,300
	New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12	(1)	6,200	6,624
1	New York State Thruway Auth. Rev. TOB VRDO	3.500%	11/7/07	(3)	16,920	16,920
1	New York State Thruway Auth. Rev. TOB VRDO	3.500%	11/7/07	(3)	8,760	8,760
	New York State Urban Dev. Corp. Rev.
	(Correctional Fac.) PUT	5.250%	1/1/09		21,105	21,515
	New York State Urban Dev. Corp. Rev.
	(Service Contract)	5.000%	1/1/10		2,800	2,888
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/08		6,970	7,024
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/08		12,075	12,169
						257,791

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
North Carolina (2.2%)
	Charlotte NC (Equipment Acquisition) COP	4.000%	3/1/08		1,500	1,503
	Charlotte NC (Equipment Acquisition) COP	5.000%	3/1/09		3,700	3,774
	Fayetteville NC Public Works Comm. Rev.	3.550%	1/15/08	(4)	3,380	3,379
	North Carolina GO	4.600%	4/1/09	(Prere.)	9,000	9,317
	North Carolina GO	5.000%	4/1/10		4,000	4,147
1	North Carolina Infrastructure Financial Corp.
	COP TOB VRDO	3.490%	11/7/07	(4)	16,145	16,145
	North Carolina Muni. Power Agency Rev.	0.000%	1/1/09	(1)	5,525	5,299
1	North Carolina Muni. Power Agency Rev. TOB VRDO	3.490%	11/7/07	(2)	13,220	13,220
	Wake County NC Public Improvement GO	5.000%	3/1/09		10,000	10,210
	Wake County NC Public Improvement GO	5.000%	3/1/10		21,800	22,575
						89,569
Ohio (2.9%)
	American Muni. Power Ohio Inc.
	Electricity Purchase Rev.	5.000%	2/1/09		8,000	8,101
	American Muni. Power Ohio Inc.
	Electricity Purchase Rev.	5.000%	2/1/10		3,000	3,085
	Columbus OH GO	5.000%	6/15/09		3,000	3,076
	Ohio Air Quality Dev. Auth. PCR ARS	3.950%	11/14/07	(2)	14,660	14,660
	Ohio Building Auth. Rev.
	(Administration Building Fund)	5.000%	10/1/08	(1)	4,580	4,645
	Ohio Building Auth. Rev.
	(Administration Building Fund)	5.000%	10/1/09	(1)	11,680	12,021
	Ohio Building Auth. Rev.
	(Administration Building Fund)	5.000%	10/1/09	(1)	11,580	11,918
	Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	10/1/08	(1)	1,110	1,126
	Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	4/1/09		2,500	2,555
1	Ohio Common Schools GO TOB VRDO	3.470%	11/7/07		11,065	11,065
1	Ohio GO TOB VRDO	3.470%	11/7/07		7,975	7,975
	Ohio Higher Educ. Capital Fac. Rev.	5.000%	6/1/09		5,000	5,122
	Ohio Higher Educ. Capital Fac. Rev.	5.000%	12/1/09		10,000	10,319
	Ohio Highway Capital Improvements Rev.	5.000%	5/1/08		4,000	4,032
	Ohio Infrastructure Improvement GO	5.000%	8/1/09		4,400	4,518
	Ohio Refunding & Improvement Infrastructure	5.000%	8/1/10		7,270	7,565
	Ohio State Dept. Administrative Services COP
	(Administrative Knowledge System)	5.000%	9/1/08	(1)	1,345	1,362
	Ohio State Univ. General Receipts Rev.	5.000%	6/1/08		6,595	6,655
						119,800
Oklahoma (0.6%)
	Oklahoma Dev. Finance Auth. Rev.
	(Samuel Roberts Noble Foundation)	5.000%	5/1/10		5,000	5,184
	Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/08	(4)	4,700	4,740
	Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/09	(4)	4,620	4,730
	Tulsa County OK Public Fac. Auth. Rev.	5.000%	6/1/09	(2)	11,725	12,010
						26,664
Oregon (0.3%)
	Oregon State Dept. Administrative Services	5.000%	9/1/10	(4)	5,000	5,211
	Portland OR Sewer System Rev.	5.000%	6/1/08		6,750	6,812
						12,023
Pennsylvania (4.9%)
	Allegheny County PA Port Auth. Rev.	6.000%	3/1/09	(1)(Prere.)	2,565	2,673
	Allegheny County PA Port Auth. Rev.	6.000%	3/1/09	(1)(Prere.)	4,310	4,491
	Allegheny County PA Port Auth. Rev.	6.250%	3/1/09	(1)(Prere.)	3,740	3,909
	Erie PA School Dist. GO	5.800%	9/1/10	(2)(Prere.)	4,500	4,783

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Lancaster County PA GO	6.250%	5/1/10	(3)(Prere.)	4,605	4,912
	Lancaster County PA GO	6.250%	5/1/10	(3)(Prere.)	4,370	4,662
	Pennsylvania GO	5.250%	2/1/08		15,440	15,509
	Pennsylvania GO	5.000%	9/1/09		8,235	8,467
2	Pennsylvania GO	5.250%	10/15/10	(Prere.)	5,000	5,301
	Pennsylvania GO	5.250%	10/15/10	(Prere.)	8,850	9,374
	Pennsylvania GO	5.250%	10/15/10	(Prere.)	11,300	11,969
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Rosemont College) PUT	3.630%	11/1/07	LOC	2,900	2,900
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Univ. of Pennsylvania)	5.500%	7/15/08	(Prere.)	2,000	2,028
	Pennsylvania Intergovernmental
	Cooperation Auth. Rev.	5.000%	6/15/09	(3)	6,150	6,303
	Pennsylvania State Univ. Rev.	5.000%	3/1/08		8,025	8,067
	Pennsylvania Turnpike Comm. BAN	4.000%	10/15/09	(2)	58,000	58,253
	Philadelphia PA GO	5.000%	8/1/09	(11)	4,775	4,895
	Philadelphia PA School Dist. GO	5.250%	4/1/09	(1)(Prere.)	3,000	3,074
1	Philadelphia PA School Dist. TOB VRDO	3.490%	11/7/07	(2)	7,690	7,690
	Pittsburgh PA GO	5.000%	9/1/08	(1)	2,810	2,847
	Pittsburgh PA GO	5.000%	9/1/08	(1)(ETM)	11,615	11,762
	Pittsburgh PA GO	5.750%	9/1/09	(3)(Prere.)	4,505	4,682
	Pittsburgh PA GO	6.000%	9/1/09	(3)(Prere.)	4,450	4,645
	Pittsburgh PA School Dist. GO	5.500%	9/1/09	(4)(Prere.)	2,985	3,093
	Pittsburgh PA School Dist. GO	5.500%	9/1/09	(4)(Prere.)	2,680	2,777
	Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/08	(2)	4,500	4,546
						203,612
Puerto Rico (1.1%)
	Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/09		9,500	9,738
	Puerto Rico Muni. Finance Agency	5.000%	8/1/09		5,000	5,110
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	3.680%	11/7/07		32,000	32,000
						46,848
South Carolina (0.7%)
1	South Carolina Public Service Auth. Rev.
	TOB VRDO	3.510%	11/7/07	(4)	10,030	10,030
	South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09	(1)(Prere.)	10,790	11,349
1	South Carolina Transp. Infrastructure Rev.
	TOB VRDO	3.510%	11/7/07	(2)	8,345	8,345
						29,724
Tennessee (3.1%)
	Knox County TN GO	5.000%	4/1/09		3,275	3,347
	Memphis TN Electric System Rev.	5.000%	12/1/08	(4)	15,000	15,253
	Memphis TN GO	5.000%	10/1/08		4,705	4,770
1	Memphis TN GO TOB VRDO	3.490%	11/7/07	(3)	16,965	16,965
	Metro. Govt. of Nashville & Davidson County TN GO	5.000%	8/1/10		5,165	5,376
	Metro. Govt. of Nashville & Davidson County TN
	Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/09	(1)	2,000	2,037
	Metro. Govt. of Nashville & Davidson County TN
	Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10	(1)	35,675	36,745
	Sevier County TN Public Building Auth.
	(Public Projects Construction Notes) PUT	3.650%	4/1/08		4,000	3,999
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/10		5,000	5,108
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10		18,965	19,477
	Tennessee GO	5.250%	3/1/10	(Prere.)	6,500	6,761

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Tennessee Health, Educ. & Housing Fac.
	(Methodist Health System) PUT	5.000%	10/1/08		5,720	5,768
						125,606
Texas (17.8%)
	Aledo TX Independent School Dist. PUT	3.750%	8/1/08		6,675	6,689
	Arlington TX Independent School Dist.	5.000%	2/15/10		10,105	10,446
	Austin TX Electric Util. System Rev.	5.000%	11/15/10	(2)	5,000	5,217
	Austin TX Public Improvement GO	5.250%	9/1/09		7,545	7,587
	Comal TX Independent School Dist.	5.750%	8/1/09	(Prere.)	20,000	20,777
	Corpus Christi TX GO	5.000%	3/1/09	(4)	2,000	2,041
	Cypress-Fairbanks TX Independent School Dist.
	Unlimited Tax Schoolhouse PUT	3.300%	8/15/08		10,000	9,972
	Cypress-Fairbanks TX Independent School Dist.
	Unlimited Tax Schoolhouse PUT	5.000%	8/15/09		5,000	5,107
	Cypress-Fairbanks TX Independent School Dist.
	Unlimited Tax Schoolhouse PUT	5.000%	8/15/09		27,810	28,405
	Dallas TX GO	5.000%	2/15/10		5,000	5,170
	Dallas TX GO	5.000%	2/15/10		8,965	9,268
	Denton TX Independent School Dist. GO	5.200%	8/15/08	(Prere.)	10,180	10,317
	Denton TX Independent School Dist. PUT	3.000%	2/1/08		11,100	11,073
1	Denton TX Independent School Dist. TOB VRDO	3.580%	11/7/07		5,575	5,575
	El Paso TX Independent School Dist. GO	5.375%	8/15/08		5,000	5,075
	Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09		15,200	15,554
	Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09		5,700	5,833
	Frisco TX GO	5.000%	2/15/09	(4)	2,950	3,008
	Grand Prairie TX Independent School Dist.	3.760%	8/1/08		545	546
1	Harris County TX GO TOB VRDO	3.490%	11/7/07	(2)	29,990	29,990
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
	(Memorial Hermann Healthcare) ARS	3.950%	11/14/07	(1)	7,400	7,400
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
	(Memorial Hermann Healthcare) ARS	3.850%	11/23/07	(4)	15,000	15,000
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
	(Memorial Hermann Healthcare) ARS	3.700%	11/28/07	(1)	19,300	19,300
1	Harris County TX Permanent Improvement &
	Refunding TOB VRDO	3.520%	11/7/07	(4)	13,160	13,160
	Harris County TX Toll Road Rev.	5.000%	8/15/08	(3)	9,355	9,469
	Harris County TX Toll Road Rev. PUT	5.000%	8/15/09	(3)	25,000	25,582
1	Houston TX GO TOB VRDO	3.490%	11/7/07	(4)	6,300	6,300
1	Houston TX GO TOB VRDO	3.520%	11/7/07	(4)	10,530	10,530
	Houston TX Hotel Occupancy Tax & Special Rev.
	(Convention & Entertainment)	5.250%	9/1/08	(2)	7,460	7,571
1	Houston TX Hotel Occupancy Tax & Special Rev.
	(Convention & Entertainment) TOB VRDO	3.290%	11/7/07	(2)	9,510	9,510
	Houston TX Independent School Dist. GO	5.000%	2/15/09	(Prere.)	14,315	14,593
	Houston TX Independent School Dist. GO	5.000%	7/15/09	(4)	3,600	3,693
	Houston TX Independent School Dist. GO	5.000%	2/15/10		8,585	8,869
	Houston TX Util. System Rev.	5.250%	5/15/10	(1)	2,300	2,398
1	Houston TX Util. System Rev. TOB VRDO	3.490%	11/7/07	(4)	25,675	25,675
1	Houston TX Util. System Rev. TOB VRDO	3.510%	11/7/07	(4)	9,930	9,930
1	Houston TX Water & Sewer System Rev. TOB VRDO	3.520%	11/7/07		5,960	5,960
	Irving TX Hosp. Auth.
	(Baylor Medical Center at Irving)	5.000%	7/1/08		4,275	4,309
	Irving TX Hosp. Auth.
	(Baylor Medical Center at Irving)	5.000%	7/1/09		3,990	4,064
	Irving TX Hosp. Auth.
	(Baylor Medical Center at Irving)	5.000%	7/1/10		4,720	4,850

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Longview TX Water & Sewer Rev. TOB VRDO	3.520%	11/7/07	(1)	9,215	9,215
	Mesquite TX Independent School Dist. GO PUT	3.650%	12/1/08		16,810	16,843
	Montgomery County TX PUT	5.000%	9/1/08	(4)	3,000	3,037
	Montgomery County TX PUT	5.000%	9/1/10	(4)	2,500	2,585
1	North Texas Muni. Water Dist. Texas
	Water System Rev. TOB VRDO	3.510%	11/7/07	(3)	10,345	10,345
	Northside TX Independent School Dist. PUT	3.780%	6/1/09		10,000	10,022
	SA Energy Acquisition Public Fac. Corp.
	Texas Gas Supply Rev.	5.000%	8/1/08		10,410	10,492
	SA Energy Acquisition Public Fac. Corp.
	Texas Gas Supply Rev.	5.000%	8/1/09		19,950	20,307
	SA Energy Acquisition Public Fac. Corp.
	Texas Gas Supply Rev.	5.000%	8/1/10		8,460	8,682
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09		8,500	8,687
	San Antonio TX Electric & Gas Rev.	5.000%	2/1/10		9,185	9,484
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/10		5,760	5,978
	Spring TX Independent School Dist.
	Schoolhouse GO PUT	3.720%	8/15/08	(4)	10,000	10,024
	Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/09	(4)	2,885	2,943
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/08		2,865	2,889
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/08		1,655	1,669
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/09		5,065	5,185
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/09		2,000	2,047
	Texas A & M Univ. Rev. Financing System	5.250%	5/15/10		10,000	10,434
	Texas A & M Univ. System CP	3.700%	11/1/07		6,100	6,100
	Texas GO	6.000%	10/1/08	(1)	5,750	5,883
	Texas GO Public Finance Auth.	5.000%	10/1/09		4,000	4,117
1	Texas GO TOB VRDO	3.520%	11/7/07		11,360	11,360
1	Texas GO TOB VRDO	3.520%	11/7/07		7,500	7,500
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	4.145%	12/15/09		10,000	9,850
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	4.215%	9/15/10		10,000	9,800
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/10		13,370	13,719
	Texas Public Finance Auth. Rev.	5.000%	2/1/10	(3)	5,000	5,163
	Texas State Transp. Comm. First Tier	5.000%	4/1/09		13,000	13,281
	Texas State Transp. Comm. First Tier	5.000%	4/1/10		12,000	12,422
2	Texas State Transp. Comm. First Tier	5.000%	4/1/12		7,000	7,400
	Texas Turnpike Auth. Central Texas
	Turnpike System Rev.	5.000%	6/1/08		14,865	15,002
	Univ. of Houston TX Rev.	5.250%	2/15/08	(4)	5,435	5,463
	Univ. of Houston TX Rev.	5.500%	2/15/10	(1)(Prere.)	5,500	5,747
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/08		2,500	2,531
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/08		7,000	7,086
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/10		4,470	4,653
1	Williamson County TX GO TOB VRDO	3.510%	11/7/07 (2)		15,025	15,025
1	Williamson County TX GO TOB VRDO	3.510%	11/7/07 (2)		15,025	15,025
						733,808
Utah (0.3%)
	Intermountain Power Agency Utah
	Power Supply Rev.	5.000%	7/1/10 (4)		6,290	6,534
	Utah GO	5.375%	7/1/12		5,000	5,389
						11,923
Vermont (0.1%)
	Vermont GO	5.000%	2/1/08		4,855	4,875

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Virginia (1.0%)
	Peninsula Ports Auth. Virginia Rev.
	(Dominion Term Assn. Project) PUT	3.300%	10/1/08		2,500	2,485
	Pocahontas Parkway Assn. Virginia
	Route 895 Connector Toll Road Rev.	0.000%	8/15/08	(Prere.)	5,800	1,092
	Rappahannock VA Regional Jail Auth Rev. GAN	4.250%	12/1/09		5,000	5,035
	Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/08		10,885	10,928
	Virginia Public Building Auth. Rev.	5.000%	8/1/09		7,050	7,240
	Virginia Public Building Auth. Rev.	5.000%	8/1/10		4,000	4,162
	Virginia Public School Auth. Rev.	5.000%	8/1/10		6,000	6,245
	Virginia Public School Auth. Rev.	5.500%	8/1/10		4,645	4,895
						42,082
Washington (4.9%)
	Energy Northwest Washington Electric
	Refunding Rev. (Project No. 1)	5.000%	7/1/09		15,000	15,375
	Energy Northwest Washington Electric
	Refunding Rev. (Project No. 1)	5.000%	7/1/10		42,450	44,067
	Energy Northwest Washington Electric
	Refunding Rev. (Project No. 3)	5.000%	7/1/09		8,090	8,292
	King County WA (Bellevue School Dist.) GO	5.000%	12/1/10	(4)	2,965	3,096
	Port of Seattle WA Rev.	5.000%	3/1/09	(4)	3,415	3,485
	Port of Seattle WA Rev.	5.000%	3/1/10	(4)	3,230	3,340
	Seattle WA Drain & Wastewater Rev.	4.000%	2/1/08		2,075	2,078
	Seattle WA Drain & Wastewater Rev.	4.000%	2/1/09		2,170	2,185
1	Seattle WA Refunding & Improvement
	GO TOB VRDO	3.490%	11/7/07		5,920	5,920
	Washington GO	4.000%	7/1/08		5,180	5,200
	Washington GO	4.000%	1/1/10	(2)	7,885	7,973
	Washington GO	4.000%	1/1/10		4,055	4,099
	Washington GO	5.000%	7/1/10		5,525	5,738
	Washington GO	5.000%	1/1/11	(2)	21,735	22,683
1	Washington GO TOB VRDO	3.490%	11/7/07	(4)	9,245	9,245
1	Washington GO TOB VRDO	3.490%	11/7/07	(2)	17,050	17,050
1	Washington GO TOB VRDO	3.490%	11/7/07		30,000	30,000
1	Washington GO TOB VRDO	3.520%	11/7/07	(2)	10,430	10,430
						200,256
West Virginia (0.3%)
	West Virginia GO	5.500%	6/1/10	(4)	5,000	5,252
	West Virginia Higher Educ. Policy Comm. Rev.	5.000%	4/1/08	(1)	2,500	2,516
	West Virginia Water Dev. Auth. Rev.	5.625%	10/1/10	(4)(Prere.)	5,000	5,299
						13,067
Wisconsin (2.2%)
	Milwaukee WI GO	5.000%	2/15/09	(4)	5,835	5,951
	Milwaukee WI GO	5.000%	10/1/10	(1)	12,735	13,278
	Wisconsin Clean Water Rev.	5.000%	6/1/09		3,175	3,252
	Wisconsin GO	5.000%	5/1/08		8,055	8,118
	Wisconsin GO	5.000%	5/1/09		13,745	14,062
	Wisconsin GO	5.000%	5/1/10	(1)	8,690	9,010
	Wisconsin GO	5.000%	5/1/10	(1)	14,405	14,935
1	Wisconsin GO TOB VRDO	3.520%	11/7/07	(4)	11,195	11,195
	Wisconsin Transp. Rev.	5.000%	7/1/08	(3)	8,750	8,842
						88,643

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Multiple States (0.1%)
1	Various States TOB VRDO	3.650%	11/7/07		1,420	1,420
1	Various States TOB VRDO	3.650%	11/7/07	(1)(2)(3)(4)	2,280	2,280
						3,700
	Total Municipal Bonds (Cost $4,114,157)					4,119,161
					Shares
	Temporary Cash Investment (0.2%)
3	Vanguard Municipal Cash Management Fund
	(Cost $8,903)	3.425%			8,902,976	8,903
	Total Investments (100.2%) (Cost $4,123,060)					4,128,064
	Other Assets and Liabilities (–0.2%)
	Other Assets—Note B					55,811
	Liabilities					(66,292)
						(10,481)
	Net Assets (100%)					4,117,583

At October 31, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	4,124,656
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(12,077)
Unrealized Appreciation	5,004
Net Assets	4,117,583

Investor Shares—Net Assets
Applicable to 66,553,095 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,039,797
Net Asset Value Per Share—Investor Shares	15.62

Admiral Shares—Net Assets
Applicable to 196,996,122 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,077,786
Net Asset Value Per Share—Admiral Shares	15.62

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of these securities was $987,470,000, representing 24.0% of net assets.

2  Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of October 31, 2007.

3  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

For key to abbreviations and other references, see back cover.

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Municipal Bonds (99.1%)
Alabama (0.5%)
	Alabama Public School & College Auth.	5.500%	8/1/18	(4)	18,195	19,009
	Jefferson County AL Sewer Rev.
	(Capital Improvement)	5.125%	2/1/09	(3)(Prere.)	5,785	5,953
	Montgomery AL Baptist Medical Center
	(Baptist Health)	0.000%	11/15/08	(4)(ETM)	3,260	3,141
	Montgomery AL Baptist Medical Center
	(Baptist Health)	0.000%	11/15/09	(4)(ETM)	3,000	2,785
	Montgomery AL Baptist Medical Center
	(Baptist Health)	0.000%	11/15/10	(4)(ETM)	2,130	2,207
	Univ. of Alabama Birmingham Hosp. Rev.	5.000%	9/1/15		1,005	1,047
						34,142
Alaska (0.4%)
1	Alaska Housing Finance Corp. TOB VRDO	3.500%	11/7/07	(1)	7,965	7,965
1	Anchorage AK GO TOB VRDO	3.580%	11/7/07	(1)	4,980	4,980
	North Slope Borough AK GO	0.000%	6/30/08	(1)	17,100	16,703
						29,648
Arizona (1.4%)
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/10		4,055	4,169
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/11		2,000	2,077
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/12		2,000	2,090
	Maricopa County AZ Pollution Control Corp. PCR
	(Public Service Co. of New Mexico) PUT	4.000%	7/1/09		9,500	9,507
	Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/09	(2)(ETM)	650	671
	Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/09	(2)	4,350	4,496
	Maricopa County AZ USD	5.000%	7/1/10	(4)	7,230	7,517
	Mesa AZ IDA Rev. Discovery Health Systems	5.875%	1/1/10	(1)(Prere.)	7,000	7,407
	Mesa AZ Util. System Rev.	5.000%	7/1/08	(1)	3,180	3,213
	Mesa AZ Util. System Rev.	5.000%	7/1/08	(1)(ETM)	3,320	3,354
	Mohave County AZ IDA Correctional Fac.
	Contract Rev. (Mohave Prison Project)	5.000%	4/1/10	(10)	5,090	5,269
	Phoenix AZ Civic Improvement Corp.
	Wastewater System Rev.	5.000%	7/1/10	(1)	5,600	5,822
	Phoenix AZ Civic Improvement Corp.
	Water System Rev.	5.000%	7/1/10	(1)	5,000	5,194
	Phoenix AZ Civic Improvement Corp.
	Water System Rev.	5.000%	7/1/12	(1)	5,000	5,298
	Phoenix AZ GO	5.000%	7/1/16		10,000	10,757
1	Phoenix AZ GO TOB VRDO	3.520%	11/7/07		6,840	6,840
	Scottsdale AZ Refunding	5.000%	7/1/13		5,000	5,358
	Univ. of Arizona Board of Regents	5.900%	6/1/08	(4)	4,095	4,154
						93,193
California (8.1%)
	California GO	5.250%	11/1/08		10,000	10,177
	California GO	5.000%	6/1/09		25,000	25,599
	California GO	5.000%	6/1/09		14,095	14,433
	California GO	5.000%	5/1/13		21,000	22,272
	California GO	5.000%	9/1/13		32,125	34,170
	California GO	5.000%	8/1/16		8,500	9,088
[1,2]	California GO TOB VRDO	3.530%	11/7/07		6,650	6,650
1	California GO TOB VRDO	3.530%	11/7/07		13,595	13,595
1	California GO TOB VRDO	3.550%	11/7/07		12,920	12,920
1	California GO TOB VRDO	3.550%	11/7/07		14,040	14,040

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.000%	7/1/09		2,500	2,553
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.000%	7/1/10		3,220	3,320
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/10		2,000	2,071
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/12		3,000	3,141
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/15	(3)	10,000	10,848
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/11		3,770	3,937
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/12		2,500	2,634
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/13		7,500	7,961
California State Dept. of Water Resources
Power Supply Rev.	5.250%	5/1/09	(1)	10,000	10,276
California State Econ. Recovery Bonds	5.000%	7/1/09		18,000	18,468
California State Econ. Recovery Bonds	5.250%	1/1/11		12,640	13,293
California Statewide Communities Dev. Auth. PCR
(Southern California Edison) PUT	4.100%	4/1/13	(10)	5,000	5,083
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/08		1,000	1,007
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/09		800	813
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/10		1,100	1,125
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/10		4,000	4,073
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	2.625%	5/1/08		17,500	17,364
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.875%	4/1/10		19,600	19,696
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.450%	5/1/11		15,335	15,182
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.850%	6/1/12		10,000	10,000
Desert Sands CA School District	0.000%	6/1/12	(2)	10,000	8,449
Golden State Tobacco Securitization Corp. California	6.250%	6/1/33	(Prere.)	78,180	85,726
Golden State Tobacco Securitization Corp. California	5.000%	6/1/09	(ETM)	3,000	3,068
Golden State Tobacco Securitization Corp. California	5.000%	6/1/10	(ETM)	2,500	2,592
Golden State Tobacco Securitization Corp. California	5.000%	6/1/11		8,000	8,184
Golden State Tobacco Securitization Corp. California	5.000%	6/1/12		10,000	10,225
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13		5,655	5,779
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	25,000	28,937
Golden State Tobacco Securitization Corp. California	7.900%	6/1/13	(Prere.)	20,000	24,267
Kings River Conservation Dist. California COP	5.000%	5/1/10		4,000	4,091
Los Angeles County CA Metro. Transp. Auth. Rev.
(Capital Grant Receipts Gold Line Project)	5.000%	10/1/11	(3)	5,000	5,212
Los Angeles County CA Metro. Transp. Auth. Rev.
(Capital Grant Receipts Gold Line Project)	5.000%	10/1/12	(3)	8,000	8,339
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/12	(1)	7,710	8,233
Natomas CA USD COP PUT	5.000%	2/1/10	(2)	10,000	10,313
Orange County CA Public Financing Lease Rev.	5.000%	7/1/12	(1)	3,165	3,362
Univ. of California Rev.	5.000%	5/15/10	(1)	3,500	3,637

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Univ. of California Rev.	5.000%	5/15/11	(1)	2,500	2,629
	Univ. of California Rev.	5.000%	5/15/12	(1)	3,000	3,188
						542,020
Colorado (0.7%)
	Colorado Dept. of Transp. Rev.	5.250%	6/15/08		2,530	2,558
	Colorado Springs CO Util. System Rev.	5.250%	11/15/07		5,890	5,894
1	Denver CO City & County Airport Rev. TOB VRDO	3.520%	11/7/07	(10)	14,395	14,395
1	Denver Colorado City & County Water
	Commissioners Rev. TOB VRDO	3.520%	11/7/07	(4)	13,355	13,355
2	Jefferson County CO School Dist. GO	5.000%	12/15/12	(2)	3,500	3,732
1	Regional Transp. Dist. of Colorado CTFS
	Partner TOB VRDO	3.520%	11/7/07	(2)	5,800	5,800
						45,734
Connecticut (0.3%)
	Connecticut GO	5.250%	12/15/07		7,370	7,386
	Connecticut GO	5.000%	11/15/08		10,000	10,164
						17,550
Delaware (0.1%)
	Delaware GO	5.000%	8/1/15		5,000	5,387

District of Columbia (1.5%)
	District of Columbia GO	5.250%	6/1/08	(1)	5,355	5,411
	District of Columbia GO	5.500%	6/1/08	(4)(ETM)	1,220	1,234
	District of Columbia GO	5.500%	6/1/08	(4)	3,530	3,572
	District of Columbia GO	5.000%	6/1/10	(4)	2,045	2,121
	District of Columbia GO	5.500%	6/1/10	(4)	10,000	10,495
	District of Columbia GO	5.500%	6/1/10	(2)	1,335	1,401
	District of Columbia GO	5.750%	6/1/10	(1)(ETM)	5,000	5,283
	District of Columbia GO	5.000%	6/1/11	(4)	2,500	2,621
	District of Columbia GO	5.000%	6/1/12	(4)	2,500	2,645
	District of Columbia GO	5.500%	6/1/12	(4)	10,000	10,387
	District of Columbia GO	5.000%	6/1/13	(4)	4,000	4,265
	District of Columbia GO	5.000%	6/1/14	(1)	4,900	5,207
	District of Columbia GO	5.000%	6/1/15	(1)	5,000	5,278
	District of Columbia GO ARS	3.750%	4/3/08	(1)	20,000	20,000
1	District of Columbia GO TOB VRDO	3.520%	11/7/07	(2)	8,330	8,330
	District of Columbia Rev. (Catholic Univ. of America)	5.500%	10/1/09	(2)(Prere.)	1,590	1,664
	District of Columbia Rev. (Catholic Univ. of America)	5.500%	10/1/19	(2)	1,410	1,470
	District of Columbia Water & Sewer Auth.
	Public Util. Rev. ARS	3.850%	11/15/07	(2)	7,600	7,600
						98,984
Florida (7.7%)
	Broward County FL Resource Recovery Rev.
	(Wheelabrator Series A)	5.375%	12/1/10		4,900	5,042
	Broward County FL Resource Recovery Rev.
	(Wheelabrator Series A)	4.500%	12/1/11		5,900	6,004
	Broward County FL Resource Recovery Rev.
	(Wheelabrator-South)	5.500%	12/1/08		22,980	23,454
	Broward County FL Resource Recovery Rev.
	(Wheelabrator-South)	5.375%	12/1/09		2,000	2,058
	Broward County FL School Board COP	5.000%	7/1/11	(2)	4,460	4,669
	Citizens Property Insurance Corp. Florida
	(High Risk Account)	5.000%	3/1/10	(1)	10,000	10,331
	Citizens Property Insurance Corp. Florida
	(High Risk Account)	5.000%	3/1/11	(1)	10,000	10,445

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Citizens Property Insurance Corp. Florida
	(High Risk Account)	5.000%	3/1/12	(1)	15,000	15,816
	Citizens Property Insurance Corp. Florida
	(High Risk Account)	5.000%	3/1/15	(1)	11,000	11,803
1	Collier County FL School Board COP TOB VRDO	3.520%	11/7/07	(4)	15,180	15,180
	Florida Board of Educ. Capital Outlay	5.000%	1/1/11		6,810	7,109
	Florida Board of Educ. Capital Outlay	5.000%	1/1/12		27,730	29,251
	Florida Board of Educ. Capital Outlay	5.000%	6/1/16		5,065	5,427
	Florida Board of Educ. Public Educ.	5.250%	6/1/08		5,055	5,108
	Florida Board of Educ. Public Educ.	5.000%	6/1/10		16,120	16,728
	Florida Board of Educ. Public Educ.	5.000%	1/1/11		25,080	26,182
	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/10		2,495	2,589
1	Florida Board of Educ. Public Educ. TOB VRDO	3.510%	11/7/07		31,130	31,130
	Florida Correctional Privatization Comm. COP	5.250%	8/1/08	(1)	4,335	4,390
	Florida Dept. of Environmental
	Protection & Preservation Rev.	5.750%	7/1/12	(3)	7,050	7,507
	Florida Dept. of Transp.	6.375%	7/1/10		10,075	10,798
	Florida Hurricane Catastrophe Fund
	Finance Corp. Rev.	5.000%	7/1/08		10,000	10,102
	Florida Hurricane Catastrophe Fund
	Finance Corp. Rev.	5.250%	7/1/12		37,600	40,042
1	Florida Turnpike Auth. Rev. TOB VRDO	3.520%	11/7/07	(1)	6,140	6,140
	Gainsville FL Util. System Rev.	5.000%	10/1/15	(4)(Prere.)	20,000	21,770
	Highlands County FL Health Fac. Auth. Rev.
	(Adventist Health System) ARS	3.880%	11/7/07	(11)	24,850	24,850
	Highlands County FL Health Rev.
	(Adventist Health System) PUT	5.000%	11/16/09		25,000	25,490
	Jacksonville FL Electric Auth. Rev.
	(St. John’s River Power Park)	5.000%	10/1/08		31,000	31,429
	Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/11		7,500	7,748
	Lee County FL IDA Health Care Fac. Rev.
	(Shell Point Village)	5.000%	11/15/08		3,000	3,019
	Miami-Dade County FL School Board COP PUT	5.000%	5/1/11	(1)	15,000	15,670
1	Miami-Dade County FL School Board TOB VRDO	3.510%	11/7/07	(3)	9,095	9,095
	Orlando FL Util. Comm. Water & Electric Rev.	5.000%	10/1/08		4,835	4,904
	Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/09		15,000	15,443
	Orlando FL Util. Comm. Water & Electric Rev. PUT	5.000%	10/1/08		20,000	20,268
	South Florida Water Management Dist.	5.000%	10/1/10	(2)	3,000	3,119
	South Florida Water Management Dist.	5.000%	10/1/11	(2)	7,100	7,455
	South Florida Water Management Dist.	5.000%	10/1/12	(2)	2,150	2,275
	South Miami FL Health Fac. Auth. Hosp. Rev.
	(Baptist Health South FL Obligated Group)	5.000%	8/15/11		4,990	5,203
	South Miami FL Health Fac. Auth. Hosp. Rev.
	(Baptist Health South FL Obligated Group)	5.000%	8/15/12		3,000	3,141
	South Miami FL Health Fac. Auth. Hosp. Rev.
	(Baptist Health South FL Obligated Group)	5.000%	8/15/13		2,500	2,626
	Univ. Athletic Assn. Inc. Florida
	Athletic Program Rev. PUT	3.800%	10/1/11	LOC	4,000	4,010
	Univ. Athletic Assn. Inc. Florida
	Capital Improvement Rev. PUT	3.500%	10/1/10	LOC	5,000	4,952
						519,772
Georgia (3.1%)
1	Augusta GA Water & Sewer Rev. TOB VRDO	3.510%	11/7/07	(4)	6,790	6,790
1	Augusta GA Water & Sewer Rev. TOB VRDO	3.510%	11/7/07	(4)	10,000	10,000
	Burke County GA Dev. Auth. PCR
	(Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08		37,000	37,287

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Coffee County GA School Dist. GO	6.000%	8/1/10		1,000	1,066
	Fulton County GA Water & Sewer Rev.	5.250%	1/1/14	(3)	10,000	10,208
	Georgia GO	5.250%	12/1/10		6,775	7,139
	Georgia GO	5.000%	8/1/11		17,890	18,857
	Georgia GO	5.500%	7/1/15		9,095	10,185
	Georgia GO	5.500%	7/1/16		5,000	5,519
	Georgia Road & Tollway Auth. Rev.
	(Governor’s Transp. Choices)	5.250%	3/1/09		10,355	10,606
	Gwinnett County GA School Dist. GO	5.000%	2/1/12		10,000	10,581
	Gwinnett County GA School Dist. GO	5.000%	2/1/13		10,000	10,667
	Main Street Natural Gas Inc.
	Georgia Gas Project Rev.	5.000%	3/15/12		12,000	12,317
	Main Street Natural Gas Inc.
	Georgia Gas Project Rev.	5.000%	3/15/12		15,000	15,565
	Metro. Atlanta GA Rapid Transp. Auth.
	Georgia Sales Tax Rev.	6.250%	7/1/08	(1)	4,000	4,074
1	Metro. Atlanta GA Rapid Transp. Auth.
	Georgia Sales Tax Rev. TOB VRDO	3.510%	11/7/07	(4)	6,000	6,000
	Muni. Electric Auth. Georgia
	Subordinate Bonds Project One PUT	5.000%	1/1/09	(2)	12,500	12,703
	Paulding County GA School Dist. GO	5.000%	8/1/09		1,500	1,541
	Paulding County GA School Dist. GO	5.000%	8/1/11		1,000	1,053
	Private Colleges & Univ. Auth. of Georgia Rev.
	(Emory Univ.)	5.500%	11/1/07		6,270	6,270
	Private Colleges & Univ. Auth. of Georgia Rev.
	(Emory Univ.)	5.250%	9/1/08		10,000	10,153
						208,581
Hawaii (1.8%)
	Hawaii GO	5.500%	8/1/08	(3)	6,755	6,859
	Hawaii GO	5.000%	7/1/09	(2)	15,660	16,062
	Hawaii GO	5.875%	9/1/09	(4)(Prere.)	6,000	6,313
	Hawaii GO	5.000%	10/1/09	(1)	1,480	1,524
	Hawaii GO	5.000%	7/1/10	(2)	14,250	14,807
	Hawaii GO	5.000%	10/1/10	(1)	5,090	5,307
	Hawaii GO	5.000%	7/1/11	(2)	24,310	25,545
	Hawaii GO	5.000%	7/1/12	(2)	23,735	25,170
	Hawaii Highway Rev.	5.375%	7/1/11	(4)(Prere.)	5,125	5,451
	Honolulu HI City & County GO	5.000%	7/1/11	(1)	4,750	4,991
	Honolulu HI City & County GO	5.250%	7/1/11	(3)	3,900	4,131
	Honolulu HI City & County GO	5.000%	7/1/12	(1)	4,320	4,581
						120,741
Illinois (3.8%)
	Chicago IL Board of Educ. Capital Appreciation
	(School Reform)	0.000%	12/1/11	(3)	5,185	4,466
	Chicago IL Board of Educ. GO	0.000%	12/1/09	(3)	9,895	9,192
	Chicago IL Board of Educ. GO	0.000%	12/1/10	(3)	4,000	3,580
	Chicago IL GO	5.700%	7/1/10	(3)(Prere.)	9,655	10,294
	Chicago IL GO	5.000%	1/1/14	(4)	37,590	40,239
	Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/09	(ETM)	8,265	8,466
	Chicago IL Housing Auth. Capital Project Rev.	5.250%	7/1/10	(ETM)	5,000	5,228
1	Chicago IL Wastewater Transmission Rev.
	TOB VRDO	3.490%	11/7/07	(3)	3,900	3,900
1	Chicago IL Wastewater Transmission Rev.
	TOB VRDO	3.510%	11/7/07	(1)	10,835	10,835
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	4.050%	7/1/09		7,000	7,046

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Illinois Finance Auth. Rev.
	(Resurrection Health Care) PUT	3.750%	7/1/09		4,000	3,976
	Illinois GO	5.250%	11/1/07	(3)	5,000	5,000
	Illinois GO	5.000%	10/1/08	(4)	7,000	7,101
	Illinois GO	5.250%	11/1/08	(3)	4,000	4,073
	Illinois GO	5.750%	1/1/09	(3)	3,000	3,079
	Illinois GO	5.000%	3/1/10		6,300	6,515
	Illinois GO	5.000%	1/1/11		7,000	7,305
	Illinois GO	5.500%	8/1/18	(4)	5,000	5,233
1	Illinois GO TOB VRDO	3.490%	11/7/07		1,380	1,380
	Illinois Health Fac. Auth. Rev.
	(Hosp. Sisters Services Inc.) PUT	4.500%	12/1/07	(4)	10,000	10,003
	Illinois Sales Tax Rev.	5.000%	6/15/10		1,500	1,557
	Illinois Sales Tax Rev.	5.250%	6/15/12		2,000	2,139
	Kendall Kane & Will Counties IL
	Community Unit School Dist.	0.000%	10/1/16	(4)	5,215	3,610
	Metro. Pier & Exposition Auth.
	Illinois Dedicated Sales Tax Rev.	0.000%	6/15/08	(3)(ETM)	1,220	1,194
	Metro. Pier & Exposition Auth.
	Illinois Dedicated Sales Tax Rev.	0.000%	6/15/08	(3)(ETM)	6,500	6,359
	Metro. Pier & Exposition Auth.
	Illinois Dedicated Sales Tax Rev.	0.000%	6/15/08	(3)	170	166
	Metro. Pier & Exposition Auth.
	Illinois Dedicated Sales Tax Rev.	5.250%	6/15/08	(1)	3,250	3,287
	Metro. Pier & Exposition Auth.
	Illinois Dedicated Sales Tax Rev.	0.000%	6/15/09	(3)(ETM)	18,625	17,562
	Metro. Pier & Exposition Auth.
	Illinois Dedicated Sales Tax Rev.	0.000%	12/15/11	(1)	20,000	17,202
1	Metro. Pier & Exposition Auth.
	Illinois Dedicated Sales Tax Rev. TOB VRDO	3.510%	11/7/07	(1)	7,000	7,000
	Regional Transp. Auth. Cook, Du Page, Kane,
	Lake, McHenry, and Will Counties IL GO	5.250%	6/1/08	(3)	9,855	9,959
1	Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	3.490%	11/7/07	(1)	5,185	5,185
1	Will County IL Community School Dist. TOB VRDO	3.530%	11/7/07	(4)	12,350	12,350
	Winnebago & Bonne Counties IL School Dist. GO	5.000%	2/1/12	(2)	4,000	4,221
	Winnebago & Boone Counties IL School Dist. GO	5.000%	2/1/13	(2)	5,000	5,317
						254,019
Indiana (1.1%)
	Indiana Health Fac. Auth. Finance Auth. Rev.
	(Ascension Health Credit Group)	5.000%	10/1/09		10,000	10,242
	Indiana Health Fac. Auth. Finance Auth. Rev.
	(Ascension Health Credit Group)	5.000%	4/1/10		10,000	10,300
	Indiana Health Fac. Auth. Finance Auth. Rev.
	(Ascension Health Credit Group)	5.000%	11/1/10		7,930	8,222
	Indiana Health Fac. Auth. Finance Auth. Rev.
	(Ascension Health Credit Group)	5.000%	11/1/11		5,500	5,747
	Indiana Health Fac. Auth. Finance Auth. Rev.
	(Ascension Health Credit Group)	5.000%	5/1/13		3,750	3,916
	Indiana Health Fac. Auth. Finance Auth. Rev.
	(Ascension Health Credit Group) ARS	4.000%	11/23/07		20,000	20,000
	Indiana Health Fac. Auth. Finance Auth. Rev.
	(Clarian Health Obligation Group)	5.000%	2/15/10		2,000	2,044
	Indiana Office Building Comm. Fac. Rev.
	(New Castle Correctional Fac.)	5.250%	7/1/08	(3)	3,040	3,075
	Rockport IN PCR (AEP Generating Co.) PUT	4.150%	7/15/11	(2)	10,000	10,130
						73,676

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Kansas (0.6%)
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/13		32,590	34,947
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/12		1,525	1,586
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/14		1,000	1,044
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/15		2,000	2,091
					39,668
Kentucky (1.4%)
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/12	(1)	13,065	13,887
Kentucky Property & Building Comm. Rev.	5.500%	8/1/08	(ETM)	7,290	7,400
Kentucky Property & Building Comm. Rev.	5.500%	8/1/08		210	213
Kentucky Property & Building Comm. Rev.	6.000%	10/1/08		10,000	10,226
Kentucky Property & Building Comm. Rev.	5.250%	10/1/15 (4)		10,000	10,994
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.500%	7/1/08 (2)		5,060	5,130
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.750%	7/1/08 (4)		26,760	27,171
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.500%	7/1/09 (2)		15,000	15,508
Warren County KY Hosp. Fac. Rev.
(Community Hosp. Corp. Project)	5.000%	8/1/11		770	789
Warren County KY Hosp. Fac. Rev.
(Community Hosp. Corp. Project)	5.000%	8/1/12		810	832
Warren County KY Hosp. Fac. Rev.
(Community Hosp. Corp. Project)	5.000%	8/1/13		855	878
Warren County KY Hosp. Fac. Rev.
(Community Hosp. Corp. Project)	5.000%	8/1/16		990	1,012
					94,040
Louisiana (1.3%)
Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/10 (1)		1,980	2,047
Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/11 (1)		2,085	2,180
Louisiana GO	5.000%	5/1/10 (4)		16,980	17,597
Louisiana GO	5.250%	8/1/16 (1)		5,000	5,440
Louisiana Housing Finance Agency
Single Family Mortgage Rev. Home Ownership	5.850%	6/1/38		7,000	7,555
Louisiana Offshore Terminal Auth.
Deep Water Port Rev. (LOOP LLC Project) PUT	4.000%	9/1/08		5,000	5,009
Louisiana Offshore Terminal Auth.
Deep Water Port Rev. (LOOP LLC Project) PUT	4.250%	10/1/10		17,250	17,348
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/13		2,675	2,756
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/14		3,950	4,072
Louisiana State Citizens Property
Insurance Corp. Assessment Rev.	5.250%	6/1/14 (2)		5,000	5,426
Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/09		15,000	15,363
					84,793
Maine (0.2%)
Maine GO	5.000%	7/15/10 (2)		3,095	3,222
Maine GO	5.000%	7/15/12 (2)		8,055	8,564
Maine State Turnpike Auth. Turnpike Rev.	5.375%	7/1/13 (1)		2,130	2,176
					13,962
Maryland (2.1%)
Maryland Dept. of Transp.	5.000%	5/1/10		16,975	17,625
Maryland Econ. Dev. Corp. Rev.
(Chesapeake Bay Conference Center)	4.750%	12/1/11		1,250	1,244
Maryland GO	5.000%	2/1/09		11,820	12,055
Maryland GO	5.250%	2/15/10		6,140	6,389

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Maryland GO	5.000%	3/15/11		19,445	20,402
	Maryland GO	5.000%	8/1/11		18,200	19,190
	Maryland GO	5.000%	3/15/12		20,415	21,653
	Maryland GO	5.000%	3/15/13		21,440	22,928
	Washington Suburban Sanitation Dist.
	Maryland Water Supply GO	5.250%	6/1/10		5,000	5,228
	Washington Suburban Sanitation Dist.
	Maryland Water Supply GO	5.250%	6/1/10		11,435	11,957
						138,671
Massachusetts (4.4%)
	Massachusetts GAN	5.750%	12/15/08		16,210	16,629
	Massachusetts GO	5.250%	12/1/07		10,000	10,015
	Massachusetts GO	5.500%	1/1/08		6,165	6,186
	Massachusetts GO	5.250%	8/1/08	(Prere.)	7,945	8,126
	Massachusetts GO	5.375%	8/1/08		10,000	10,147
	Massachusetts GO	5.750%	10/1/08		6,710	6,852
	Massachusetts GO	5.000%	8/1/09		37,715	38,736
	Massachusetts GO	5.875%	2/1/10	(Prere.)	10,000	10,617
	Massachusetts GO	5.750%	6/1/10	(Prere.)	25,045	26,469
	Massachusetts GO	5.000%	8/1/10		38,955	40,535
	Massachusetts GO	6.000%	11/1/10		10,015	10,736
	Massachusetts Health & Educ. Fac. Auth. Rev.
	(Caritas Christi Obligated Group)	5.875%	7/1/08		6,000	6,060
	Massachusetts Health & Educ. Fac. Auth. Rev.
	(Partners Healthcare System) ARS	4.250%	11/21/07		38,035	38,035
	Massachusetts Muni. Wholesale Electric Co.
	Power System Rev.	5.500%	7/1/08	(1)	15,400	15,613
	Massachusetts Muni. Wholesale Electric Co.
	Power System Rev.	5.000%	7/1/09	(1)	14,110	14,474
	Massachusetts School Building Auth.
	Dedicated Sales Tax Rev.	5.000%	8/15/11	(4)	12,000	12,637
	Massachusetts Special Obligation Rev.	5.000%	12/15/10	(4)	10,000	10,449
	Springfield MA GO	5.000%	8/1/11	(1)	3,500	3,684
	Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/11	(2)	6,905	7,291
						293,291
Michigan (3.3%)
	Detroit MI City School Dist. GO	5.000%	5/1/11	(3)	3,510	3,678
	Detroit MI Sewer System Rev.	6.000%	1/1/10	(3)(Prere.)	15,000	15,927
	Detroit MI Sewer System Rev.	5.000%	7/1/10	(4)	8,510	8,836
	Detroit MI Sewer System Rev. PUT	5.500%	1/1/12	(1)	20,000	21,298
	Kent Hosp. MI Finance Auth. Rev. (Spectrum Health)	5.000%	7/15/11		23,000	23,993
	Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11	(1)	33,000	34,518
	Michigan Building Auth. Rev.	5.500%	10/15/08	(ETM)	6,790	6,918
	Michigan Building Auth. Rev.	5.500%	10/15/08	(ETM)	6,435	6,557
	Michigan Building Auth. Rev.	5.500%	10/15/09		5,000	5,193
	Michigan Building Auth. Rev.	5.000%	10/15/12	(2)	5,615	5,969
	Michigan Building Auth. Rev.	5.250%	10/15/16	(4)	7,200	7,772
	Michigan Building Auth. Rev. PUT	5.000%	10/15/11	(2)	12,000	12,569
	Michigan Comprehensive Transp. Rev.	5.000%	5/15/08	(4)	1,230	1,240
1	Michigan Environmental Program GO TOB VRDO	3.510%	11/7/07		4,375	4,375
	Michigan Hosp. Finance Auth. Rev.
	(Ascension Health)	5.000%	5/1/12		17,000	17,794
	Michigan Muni. Bond Auth. Rev.	5.000%	10/1/15		2,315	2,504
	Michigan Muni. Bond Auth. Rev.
	(Clean Water Revolving Fund)	5.000%	10/1/10		3,000	3,131
1	Michigan State Univ. Rev. TOB VRDO	3.290%	11/7/07	(2)	9,975	9,975

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Michigan Trunk Line Rev.	5.000%	9/1/12	(4)	13,015	13,828
	Univ. of Michigan Univ. Rev.	5.250%	12/1/11		5,000	5,320
	Univ. of Michigan Univ. Rev.	5.250%	12/1/12		8,500	9,110
						220,505
Minnesota (1.5%)
	Maple Grove MN Health Care System Rev.
	(Maple Grove Hosp. Corp.)	5.000%	5/1/14		1,000	1,036
	Maple Grove MN Health Care System Rev.
	(Maple Grove Hosp. Corp.)	5.000%	5/1/15		1,245	1,290
	Minnesota GO	5.000%	8/1/10		37,375	38,920
	Minnesota GO	5.000%	11/1/10		8,845	9,243
	Minnesota GO	5.250%	11/1/12		6,375	6,688
	Minnesota GO	5.000%	11/1/14		18,230	19,730
	Minnesota Public Fac. Water PCR	5.500%	3/1/09		4,500	4,622
	Rochester MN Health Care Fac. Rev.
	(Mayo Foundation) ARS	4.000%	11/28/07		16,300	16,300
	Southern Minnesota Muni. Power Agency
	Power Supply System Rev.	5.000%	1/1/09	(2)	5,000	5,091
						102,920
Mississippi (0.9%)
	Madison County MS School Dist.	5.000%	9/1/10	(3)	4,370	4,548
	Mississippi GO	5.750%	11/1/07		5,000	5,000
	Mississippi GO	6.000%	11/1/09	(Prere.)	7,250	7,606
	Mississippi GO	5.250%	12/1/10		8,800	9,250
	Mississippi GO	5.000%	11/1/15	(1)	7,475	8,090
	Mississippi GO	5.000%	11/1/16	(1)	5,000	5,423
	Mississippi GO (Nissan Project) ARS	3.900%	11/7/07	(3)	18,700	18,700
	Mississippi Hosp. Equipment & Fac. Auth. Rev.
	(Baptist Health System)	5.000%	8/15/09		500	509
	Mississippi Hosp. Equipment & Fac. Auth. Rev.
	(Baptist Health System)	5.000%	8/15/10		500	513
	Mississippi Hosp. Equipment & Fac. Auth. Rev.
	(Baptist Health System)	5.000%	8/15/11		1,000	1,031
	Mississippi Hosp. Equipment & Fac. Auth. Rev.
	(Baptist Health System)	5.000%	8/15/12		1,000	1,035
	Mississippi Hosp. Equipment & Fac. Auth. Rev.
	(Baptist Health System)	5.000%	8/15/15		1,500	1,555
						63,260
Missouri (0.7%)
	Bi-State Dev. Agency of the Missouri-Illinois Metro.
	Dist. (St. Clair County Metrolink Extension) PUT	3.950%	10/1/09	LOC	10,000	10,075
	Missouri Health & Educ. Fac. Auth. Rev.
	(Ascension Health) ARS	4.000%	11/7/07		10,000	10,000
	Missouri Health & Educ. Fac. Auth. Rev.
	(Ascension Health) ARS	4.000%	11/7/07		10,000	10,000
	Missouri Highways & Transp. Comm. Road Rev.	5.000%	2/1/12	(Prere.)	10,000	10,571
1	Missouri Highways & Transp. Comm. Road Rev.
	TOB VRDO	3.500%	11/7/07		6,915	6,915
	Missouri Jt. Muni. Electric Util. Comm. Power
	Project Rev. Plum Point Project	5.000%	1/1/12	(1)	2,000	2,103
						49,664
Montana (0.3%)
	Forsyth MT PCR (Avista Corp.) PUT	5.000%	12/30/08	(2)	20,500	20,847

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Nebraska (0.8%)
	Central Plains Energy Project Nebraska Gas
	Project No. 1	4.048%	12/1/10		25,000	24,500
	Central Plains Energy Project Nebraska Gas
	Project No. 1	5.000%	12/1/15		5,000	5,155
1	Nebraska Public Power Agency Rev. TOB VRDO	3.500%	11/7/07	(2)	5,645	5,645
	Nebraska Public Power Dist. Rev.	5.000%	1/1/10	(3)	11,635	12,010
	Nebraska Public Power Dist. Rev.	5.000%	1/1/11	(3)	3,560	3,717
						51,027
Nevada (2.0%)
	Clark County NV GO	5.500%	7/1/10	(1)(Prere.)	13,025	13,702
1	Clark County NV GO TOB VRDO	3.530%	11/7/07	(2)	8,750	8,750
	Clark County NV School Dist. GO	5.000%	6/15/08	(1)	6,000	6,058
	Clark County NV School Dist. GO	5.500%	6/15/08	(4)	14,455	14,640
	Clark County NV School Dist. GO	4.000%	6/1/09	(3)	12,265	12,375
	Clark County NV School Dist. GO	5.250%	6/15/10	(1)	7,875	8,225
	Clark County NV School Dist. GO	5.000%	6/15/13	(3)	16,050	17,142
	Clark County NV School Dist. GO	5.000%	6/15/14	(3)	9,680	10,402
	Clark County NV Water Reclamation Dist. GO	5.000%	7/1/11	(1)	6,735	7,072
	Henderson NV Health Care Fac. Rev.
	(Catholic Healthcare West)	5.000%	7/1/09		4,000	4,074
	Henderson NV Health Care Fac. Rev.
	(Catholic Healthcare West)	5.000%	7/1/14		8,000	8,331
	Nevada GO	5.000%	3/1/08		375	377
	Nevada Highway Improvement Rev.
	(Motor Vehicle Fuel Tax)	5.000%	12/1/12	(1)	14,495	15,443
1	Washoe County NV School Dist. TOB VRDO	3.580%	11/7/07	(4)	4,900	4,900
						131,491
New Hampshire (0.3%)
	Manchester NH General Airport Rev. PUT	5.000%	1/15/10	(2)	14,000	14,375
	New Hampshire GO	5.000%	11/1/08		6,000	6,095
						20,470
New Jersey (4.6%)
	New Jersey CTFS Partner Equipment
	Lease Purchase	5.000%	6/15/11		4,000	4,183
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/10	(4)	7,000	7,264
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17		13,670	13,679
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10		1,000	1,032
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11		3,000	3,130
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) ARS	4.000%	2/28/08	(2)	25,000	25,000
1	New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.500%	11/7/07		8,350	8,350
	New Jersey Environmental Infrastructure Trust	5.500%	9/1/08		6,280	6,389
	New Jersey Highway Auth. Rev.
	(Garden State Parkway)	6.200%	1/1/10	(2)(ETM)	20,000	20,659
	New Jersey Transp. Corp. COP	5.500%	9/15/08	(2)	25,000	25,438
	New Jersey Transp. Trust Fund Auth. Rev.	5.375%	12/15/07		25,530	25,587
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/11	(3)	30,000	31,986
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/12	(3)	4,200	4,447
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/15	(4)(Prere.)	19,130	20,768
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.510%	11/7/07	(3)	13,770	13,770
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.580%	11/7/07		9,995	9,995
	New Jersey Turnpike Auth. Rev.	5.625%	1/1/10	(1)(Prere.)	5,000	5,227
	Newark NJ GO	5.000%	10/1/11	(4)	2,000	2,110

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.000%	6/1/09		1,400	1,399
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.125%	6/1/10		3,640	3,638
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/11		4,905	4,897
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12		5,000	4,959
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/12	(Prere.)	10,200	10,794
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12	(Prere.)	5,000	5,527
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.750%	6/1/13	(Prere.)	40,000	46,276
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15		2,000	2,025
						308,529
New Mexico (0.7%)
	Albuquerque NM GO	5.000%	7/1/12	(2)	11,350	12,046
	Farmington NM PCR (El Paso Electric Co. Project)
	PUT	4.000%	8/1/12	(3)	8,000	8,020
	Farmington NM PCR (Southern CA Edison
	Four Corners Project) PUT	3.550%	4/1/10	(3)	20,000	19,934
	New Mexico Severance Tax Rev.	5.000%	7/1/10	(2)	2,000	2,078
	New Mexico Severance Tax Rev.	5.000%	7/1/11		1,000	1,050
	New Mexico Severance Tax Rev.	5.000%	7/1/11	(2)	2,000	2,102
	New Mexico Severance Tax Rev.	5.000%	7/1/12		1,550	1,644
						46,874
New York (10.1%)
	Battery Park City NY Auth. Rev.	5.250%	11/1/16		14,275	15,480
	Erie County NY IDA School Fac. Rev. GO	5.000%	5/1/09	(4)	3,140	3,210
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/11	(4)	16,690	14,651
	Long Island NY Power Auth. Electric System Rev.	5.000%	5/1/12	(1)	48,900	51,798
1	Long Island NY Power Auth. Electric System Rev.
	TOB VRDO	3.500%	11/7/07	(3)	12,675	12,675
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/11		22,080	23,506
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/12		3,500	3,722
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/12		14,110	15,167
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/13		3,325	3,561
1	Metro. New York Transp. Auth. Rev. (Transit Rev.)
	TOB VRDO	3.570%	11/7/07		2,595	2,595
	New York City NY GO	5.000%	8/1/08		13,535	13,690
	New York City NY GO	5.250%	8/1/08		7,670	7,772
	New York City NY GO	5.250%	8/1/08	(3)	10,000	10,136
	New York City NY GO	5.250%	8/1/08	(ETM)	1,780	1,804
	New York City NY GO	5.250%	8/1/08		14,670	14,865
	New York City NY GO	5.000%	8/1/09		7,000	7,181
	New York City NY GO	5.000%	8/1/09		14,700	15,080
	New York City NY GO	5.250%	8/1/09		35,110	36,166
	New York City NY GO	5.000%	6/1/10		8,000	8,290
	New York City NY GO	5.000%	8/1/10		13,965	14,502
	New York City NY GO	5.000%	3/1/11		6,000	6,261
	New York City NY GO	5.750%	8/1/11	(1)	15,750	16,797
	New York City NY GO	5.000%	8/1/12		8,000	8,458
	New York City NY GO	5.250%	8/1/12		4,230	4,473
	New York City NY GO	5.750%	8/1/14	(2)	7,785	8,499
1	New York City NY GO TOB VRDO	3.510%	11/7/07		236	236
	New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/10	(3)	3,090	3,212
	New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/12	(3)	5,000	5,302
	New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/13	(4)	4,435	4,764
	New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/11		24,375	25,910
	New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/29		29,100	30,513
	New York City NY Transitional Finance Auth. Rev.
	Future Tax	5.000%	11/1/11		14,370	15,174

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Auth. Rev.	5.000%	8/15/09	(4)	1,900	1,951
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/13	(3)	20,350	22,013
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ. Hosp.)	5.000%	7/1/09		2,055	2,076
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ. Hosp.)	5.000%	7/1/11		1,000	1,018
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ. Hosp.)	5.000%	7/1/12		1,000	1,019
New York State Dormitory Auth. Rev. PUT	5.250%	5/15/12	(2)	12,560	13,388
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) ARS	3.245%	1/19/10	(1)	14,650	14,440
New York State GO	5.000%	4/15/09		2,900	2,966
New York State Muni. Bond Bank Agency Special
School Purpose Rev.	5.500%	12/1/15		5,410	5,866
New York State Muni. Bond Bank Agency Special
School Purpose Rev.	5.250%	6/1/18		7,000	7,437
New York State Muni. Bond Bank Agency Special
School Purpose Rev.	5.250%	12/1/18		8,415	8,941
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/08	(1)	3,730	3,758
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/08	(2)	13,220	13,321
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/09	(1)(ETM)	4,000	4,085
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/10	(1)	2,500	2,605
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/13	(3)	15,000	16,013
New York State Thruway Auth. Rev.
(Service Contract)	5.250%	4/1/10		11,395	11,869
New York State Thruway Auth. Rev.
(Service Contract)	5.500%	4/1/13		5,500	5,884
New York State Urban Dev. Corp. Rev.
(Service Contract)	5.000%	1/1/12		6,500	6,846
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/08		5,000	5,039
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/13		4,325	4,360
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/17		14,950	15,758
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18		20,000	21,270
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/20		25,000	26,717
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/21	(2)	4,000	4,248
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/21		17,250	18,417
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/22	(2)	15,000	15,906
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/08		14,000	14,263
					676,924
North Carolina (4.1%)
Durham NC COP	5.000%	6/1/10		2,170	2,252
Durham NC COP	5.000%	6/1/11		1,080	1,133
Durham NC COP	5.000%	6/1/13		1,000	1,062
Greensboro NC GO	5.000%	3/1/10		5,425	5,618
North Carolina Eastern Muni. Power Agency Rev.	6.125%	1/1/09		12,870	13,200
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/10		25,745	26,515
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/10		6,900	7,124
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/11		15,500	16,189
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/12		9,000	9,495
North Carolina Eastern Muni. Power Agency Rev.
ARS	3.950%	11/15/07	(1)	29,475	29,475

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	North Carolina GO	5.000%	3/1/08		20,000	20,106
	North Carolina GO	5.000%	3/1/12		13,980	14,816
	North Carolina GO	5.000%	3/1/13		24,525	26,205
	North Carolina GO	5.000%	3/1/14		24,625	26,536
	North Carolina Infrastructure Financial Corp. COP
	Capital Improvements	5.000%	2/1/08	(4)	10,000	10,038
	North Carolina Infrastructure Financial Corp. COP
	Capital Improvements	5.000%	2/1/09	(4)	10,000	10,191
	North Carolina Infrastructure Financial Corp. COP
	Capital Improvements	5.000%	2/1/10	(4)	10,000	10,328
	North Carolina Medical Care Comm. Health Care
	Fac. (Novant Health Obligated Group)	5.000%	11/1/10		9,180	9,532
	North Carolina Medical Care Comm. Health Care
	Fac. (Novant Health Obligated Group)	5.000%	11/1/15		7,370	7,709
	Wake County NC Public Improvement GO	5.000%	3/1/14		23,000	24,785
						272,309
Ohio (3.3%)
	American Muni. Power Ohio Inc.
	Electricity Purchase Rev.	5.000%	2/1/13		10,000	10,448
	Buckeye OH Tobacco Settlement
	Financing Corp. Rev.	5.000%	6/1/11		5,000	5,115
	Buckeye OH Tobacco Settlement
	Financing Corp. Rev.	5.000%	6/1/12		1,480	1,513
	Buckeye OH Tobacco Settlement
	Financing Corp. Rev.	5.000%	6/1/14		5,495	5,587
	Cincinnati OH City School Dist. GO	5.000%	12/1/12	(4)	1,140	1,214
	Cincinnati OH City School Dist. GO	5.000%	12/1/13	(4)	2,000	2,146
	Cuyahoga County OH (Capital Improvement) GO	0.000%	10/1/09	(1)	4,200	3,919
	Franklin County OH Hosp. Rev.
	(OhioHealth Corp.) ARS	4.000%	11/16/07	(1)	31,475	31,475
	Lorain County OH Hosp. Fac. Rev.
	(Catholic Healthcare Partners)	5.250%	10/1/08		6,945	7,043
	Ohio Air Quality Dev. Auth. PCR ARS	3.950%	11/14/07	(2)	40,825	40,825
	Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	4/1/12	(4)	3,055	3,229
	Ohio Building Auth. Rev. (Adult Correctional Building)	5.250%	4/1/14		12,000	13,046
	Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/07		24,500	24,542
	Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/08		18,440	18,850
	Ohio Highway Capital Improvements GO	5.000%	5/1/12		6,280	6,652
	Ohio Highway Capital Improvements GO	5.000%	5/1/13		6,300	6,729
	Ohio Infrastructure Improvement GO	5.000%	3/1/10		4,000	4,139
	Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/08		6,750	6,816
	Ohio State Dept. Administrative Services COP
	(Administrative Knowledge System)	5.000%	9/1/10	(1)	7,140	7,418
	Ohio State Dept. Administrative Services COP
	(Administrative Knowledge System)	5.000%	9/1/11 (1)	(1)	3,800	3,987
1	Ohio State Dept. Administrative Services COP
	TOB VRDO	3.520%	11/7/07	(1)	6,060	6,060
	Ohio Water Dev. Auth. PCR	5.250%	12/1/09		3,625	3,760
	Ohio Water Dev. Auth. PCR	5.000%	6/1/13		7,000	7,482
						221,995
Oklahoma (0.7%)
	Grand River Dam Auth. Oklahoma Rev.	5.000%	6/1/12	(4)	3,500	3,710
	Oklahoma State Capitol Improvement Auth.
	Fac. Rev.	5.000%	9/1/15	(1)	9,035	9,691
1	Oklahoma State Capitol Improvement Auth.
	Fac. Rev. TOB VRDO	3.510%	11/7/07	(2)	9,000	9,000

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Oklahoma State Water Resource Board Rev.	5.000%	4/1/15		8,640	9,271
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11		10,000	10,499
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11	(4)	5,300	5,561
					47,732
Oregon (0.3%)
Oregon State Dept. Administrative Services	5.250%	11/1/11	(1)	12,090	12,855
Tri-County Metro. Transp. Dist. OR
(Payroll Tax & Grant Project)	5.000%	5/1/12	(1)	5,000	5,296
Tri-County Metro. Transp. Dist. OR
(Payroll Tax & Grant Project)	4.000%	5/1/14	(1)	5,000	5,020
					23,171
Pennsylvania (2.6%)
Allegheny County PA Port Auth. Rev.	6.375%	3/1/09	(1)(Prere.)	5,500	5,758
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/10		2,690	2,743
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/12		2,970	3,041
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/14		1,165	1,190
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/14		3,280	3,351
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/15		3,440	3,509
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/15		1,140	1,163
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/16		1,175	1,194
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/16		3,610	3,668
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.000%	7/1/08		4,365	4,409
Montgomery County PA IDA Auth. Retirement
Community Rev. (ACTS Retirement–
Life Communities Obligated Group)	5.000%	11/15/10		2,500	2,554
Montgomery County PA IDA Auth. Retirement
Community Rev. (ACTS Retirement–
Life Communities Obligated Group)	5.000%	11/15/11		2,500	2,564
Montgomery County PA IDA Auth. Retirement
Community Rev. (ACTS Retirement–
Life Communities Obligated Group)	5.000%	11/15/13		5,675	5,833
Pennsylvania GO	5.000%	10/1/10	(3)	22,485	23,463
Pennsylvania GO	5.500%	2/1/12		20,950	22,545
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.)	6.000%	5/1/09	(Prere.)	3,470	3,597
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.000%	8/15/08		2,500	2,526
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.000%	8/15/11	(2)	4,000	4,208
Pennsylvania Turnpike Comm. Rev.	5.500%	7/15/11	(2)(Prere.)	12,010	12,939
Philadelphia PA Gas Works Rev.	5.250%	7/1/09	(4)	8,885	9,137
Philadelphia PA Gas Works Rev.	5.500%	8/1/11	(4)(Prere.)	3,315	3,542
Philadelphia PA GO	5.000%	8/1/11	(11)	5,495	5,758
Philadelphia PA GO	5.125%	8/1/13	(11)	6,050	6,476
Philadelphia PA School Dist. GO	5.750%	2/1/11	(4)(Prere.)	7,420	7,926
Philadelphia PA School Dist. GO	5.750%	2/1/11	(4)(Prere.)	6,415	6,852
Pittsburgh PA GO	5.000%	9/1/09	(1)(ETM)	11,650	11,970

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pittsburgh PA GO	5.000%	9/1/09	(1)	2,815	2,894
	Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/08	(2)	4,500	4,546
	Tredyffrin-Easttown PA School Dist. GO	5.000%	8/15/10	(Prere.)	5,175	5,387
	York County PA Solid Waste & Refuse Auth. Rev.	5.250%	12/1/08	(3)	2,485	2,533
						177,276
Puerto Rico (1.5%)
	Puerto Rico Convention Center Dist. Auth.
	Hotel Occupancy Tax Rev.	5.000%	7/1/11		2,650	2,760
	Puerto Rico GO	5.000%	7/1/09	(ETM)	460	472
	Puerto Rico GO	5.000%	7/1/09	(ETM)	3,595	3,686
	Puerto Rico GO PUT	5.000%	7/1/12		16,000	16,612
	Puerto Rico Govt. Dev. Bank CP	4.700%	11/7/07		22,141	22,141
	Puerto Rico Infrastructure Financing Auth.
	Special Tax Rev.	5.500%	7/1/11	(2)	5,550	5,933
	Puerto Rico Infrastructure Financing Auth.
	Special Tax Rev.	5.500%	7/1/12	(2)	3,000	3,249
	Puerto Rico Muni. Finance Agency	5.000%	8/1/10		5,000	5,168
	Puerto Rico Muni. Finance Agency	5.000%	8/1/11		7,000	7,293
	Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	14,000	14,869
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	3.680%	11/7/07		15,000	15,000
						97,183
Rhode Island (0.1%)
	Providence RI GO PUT	3.950%	1/15/11	(11)	5,000	5,033
	Rhode Island State & Providence Plantations GO	5.000%	11/1/08	(3)	3,545	3,601
						8,634
South Carolina (1.2%)
	Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/08		1,745	1,773
	Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/09		2,245	2,313
	South Carolina GO	5.500%	4/1/08		14,515	14,641
	South Carolina Jobs Econ. Dev. Auth. Hosp.
	Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/07	(ETM)	5,265	5,286
	South Carolina Transp. Infrastructure Rev. ARS	3.950%	11/8/07	(10)	7,925	7,925
	South Carolina Transp. Infrastructure Rev. ARS	4.100%	11/15/07	(10)	22,700	22,700
1	South Carolina Transp. Infrastructure Rev. TOB VRDO	3.490%	11/7/07	(2)	7,055	7,055
1	York County SC School Dist. (Rock Hill) TOB VRDO	3.490%	11/7/07	(4)	9,140	9,140
1	York County SC School Dist. TOB VRDO	3.520%	11/7/07	(4)	13,020	13,020
						83,853
South Dakota (0.2%)
	South Dakota State Building Auth. Rev.	5.000%	12/1/09	(2)	5,955	6,144
	South Dakota State Building Auth. Rev.	5.000%	12/1/10	(2)	2,680	2,799
	South Dakota State Building Auth. Rev.	5.000%	12/1/11	(2)	1,000	1,055
	South Dakota State Building Auth. Rev.	5.000%	12/1/12	(2)	3,005	3,199
						13,197
Tennessee (2.5%)
	Memphis TN Electric System Rev.	5.000%	12/1/10	(1)	5,000	5,224
	Memphis TN Electric System Rev.	5.000%	12/1/11	(1)	17,000	17,949
	Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/08		1,075	1,091
	Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/08		3,925	3,984
	Metro. Govt. of Nashville & Davidson County TN
	Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/09	(1)	19,075	19,428
	Metro. Govt. of Nashville & Davidson County TN
	Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10	(1)	30,890	31,816
	Shelby County TN Health Educ. & Housing Fac.
	Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/10		2,570	2,657

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/11		2,230	2,325
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/12		2,300	2,410
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/13		3,600	3,786
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/14		4,805	5,069
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/15		5,390	5,692
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/16		2,500	2,635
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10		10,000	10,270
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/11		5,000	5,153
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/12		10,000	10,324
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/13		28,000	28,888
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System) PUT	5.000%	10/1/08		10,000	10,084
					168,785
Texas (9.0%)
Colorado River TX Muni. Water Dist. Water Rev.	5.000%	1/1/08	(2)	2,975	2,983
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	5.000%	8/15/10		5,000	5,172
Dallas TX GO	5.000%	2/15/09		6,540	6,670
Dallas TX GO	5.000%	2/15/10		6,540	6,761
Dallas TX GO	5.000%	2/15/17		8,475	9,065
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/10	(4)	5,950	6,204
Dallas TX Waterworks & Sewer System Rev.	5.250%	10/1/10		5,570	5,846
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/16	(2)	30,000	32,429
El Paso TX GO	5.500%	8/15/08	(4)	2,465	2,504
El Paso TX Water & Sewer Rev.	5.000%	3/1/14	(4)	2,175	2,330
El Paso TX Water & Sewer Rev.	5.000%	3/1/15	(4)	1,500	1,613
Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09		7,500	7,675
Garland TX GO	5.250%	2/15/11	(4)	2,255	2,374
Garland TX GO	5.250%	2/15/12	(4)	2,500	2,663
Garland TX Independent School Dist.	5.000%	2/15/12		4,210	4,443
Grapevine-Colleyville TX Independent School Dist.
School Building PUT	4.000%	8/1/12		28,185	28,390
Harlingen TX Independent School Dist. GO	5.500%	8/15/09	(Prere.)	4,000	4,142
Harris County TX Flood Control Dist. GO	5.000%	10/1/11		5,005	5,268
Harris County TX Flood Control Dist. GO	5.250%	10/1/19		8,360	8,954
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
(Memorial Hermann Healthcare) ARS	3.950%	11/14/07	(1)	11,000	11,000
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke’s Episcopal Hosp.)	5.250%	2/15/08		2,500	2,511
Harris County TX Toll Road Rev.	6.000%	8/1/09	(3)	4,750	4,955
Harris County TX Toll Road Rev. PUT	5.000%	8/15/12	(4)	24,250	25,642
Houston TX GO	5.000%	3/1/10	(1)	5,120	5,294
Houston TX GO	5.500%	9/1/10	(4)(Prere.)	10,885	11,483
Houston TX Independent School Dist. GO	0.000%	2/15/12		5,535	4,706
Houston TX Independent School Dist. GO	5.000%	2/15/13		9,000	9,574
Houston TX Util. System Rev.	5.250%	5/15/10	(1)	2,700	2,815
Houston TX Util. System Rev.	5.250%	11/15/11	(4)	4,425	4,707
Houston TX Util. System Rev.	5.000%	11/15/12	(4)	4,270	4,541
Houston TX Util. System Rev.	5.250%	5/15/16	(1)	10,000	10,824
Houston TX Water & Sewer System Rev.	5.500%	12/1/07	(4)(ETM)	12,500	12,518

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Klein TX Independent School Dist.
	Unlimited Tax Schoolhouse GO	5.000%	8/1/11		2,050	2,154
	Lewisville TX Independent School Dist.	0.000%	8/15/09		2,430	2,277
	Lewisville TX Independent School Dist.	0.000%	8/15/10		5,000	4,512
	Lewisville TX Independent School Dist.	5.000%	8/15/13		8,225	8,790
1	Lewisville TX Independent School Dist. TOB VRDO	3.520%	11/7/07		6,990	6,990
	Lower Colorado River Auth. Texas Rev.	5.875%	5/15/17	(2)	17,195	17,946
	Montgomery County TX PUT	5.000%	9/1/10	(4)	3,000	3,102
	Montgomery County TX PUT	5.000%	9/1/10	(4)	9,000	9,307
1	North East TX Independent School Dist. GO
	TOB VRDO	3.490%	11/7/07		2,600	2,600
	North Texas Tollway Auth. (Dallas North Tollway)
	System Rev.	5.000%	7/1/08	(2)(Prere.)	365	369
	North Texas Tollway Auth. (Dallas North Tollway)
	System Rev.	5.000%	7/1/08	(4)(Prere.)	100	101
	North Texas Tollway Auth. (Dallas North Tollway)
	System Rev. PUT	5.000%	7/1/08	(2)	4,635	4,679
	North Texas Tollway Auth. (Dallas North Tollway)
	System Rev. PUT	5.000%	7/1/08	(4)	5,900	5,958
	Northside TX Independent School Dist. PUT	3.600%	8/1/09		10,875	10,851
	Northside TX Independent School Dist. PUT	3.700%	8/1/10		9,000	9,001
1	Pearland TX GO TOB VRDO	3.580%	11/7/07	(2)	5,425	5,425
	Plano TX Independent School Dist.	5.000%	2/15/08		6,300	6,328
	Round Rock TX Independent School Dist. GO	0.000%	8/15/09	(1)	6,750	6,326
	SA Energy Acquisition Public Fac. Corp.
	Texas Gas Supply Rev.	5.250%	8/1/13		24,325	25,394
	SA Energy Acquisition Public Fac. Corp.
	Texas Gas Supply Rev.	5.250%	8/1/14		12,360	12,921
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/08		2,045	2,054
	San Antonio TX Electric & Gas Rev.	5.000%	2/1/09		7,400	7,541
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/11		4,350	4,575
	San Antonio TX Electric & Gas Rev.	5.375%	2/1/15		7,210	7,922
	San Antonio TX GO	5.000%	2/1/08		1,815	1,822
	San Antonio TX GO	6.000%	8/1/08		2,145	2,185
	San Antonio TX Hotel Occupancy Tax Rev. PUT	5.000%	8/15/08	(2)	10,000	10,115
	Spring Branch TX Independent School Dist. GO	5.000%	2/1/13		3,000	3,190
	Spring Branch TX Independent School Dist. GO	5.000%	2/1/14		3,635	3,892
	Tarrant County TX Cultural Educ. Fac. Finance
	Corp. Rev. (Texas Health Resources)	5.000%	2/15/12		3,500	3,655
	Tarrant County TX Cultural Educ. Fac. Finance
	Corp. Rev. (Texas Health Resources)	5.000%	2/15/13		1,385	1,452
	Tarrant County TX Health Fac. Dev. Corp. Health
	System Rev. (Texas Health Resources System)	5.250%	2/15/08	(1)(Prere.)	9,500	9,735
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/11		4,210	4,414
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/11		4,830	5,064
1	Texas GO TOB VRDO	3.530%	11/7/07	(1)	6,195	6,195
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	4.145%	12/15/07		25,560	25,177
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	4.215%	12/15/07		10,000	9,800
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/12		5,000	5,152
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/13		1,000	1,030
	Texas Muni. Power Agency Rev.	4.400%	9/1/11	(3)	10,185	10,192
	Texas State Transp. Comm. First Tier	5.000%	4/1/12		9,605	10,153
	Texas State Transp. Comm. First Tier	5.000%	4/1/13		12,000	12,786
	Texas State Transp. Comm. First Tier	5.000%	4/1/14		27,410	29,396
	Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/08		3,000	3,020
	Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/09		1,415	1,446

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
2	Tyler TX Health Fac. Dev. Corp.
	(East Texas Medical Center)	5.000%	11/1/08		1,500	1,510
2	Tyler TX Health Fac. Dev. Corp.
	(East Texas Medical Center)	5.000%	11/1/09		2,125	2,151
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/09		2,610	2,681
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/09		2,500	2,568
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	7/1/10		4,175	4,338
	Williamson County TX GO	5.500%	2/15/11	(4)(Prere.)	4,845	5,142
						601,440
Utah (0.4%)
	Salt Lake County UT GO	5.500%	12/15/07		5,870	5,885
	Salt Lake County UT GO	5.000%	6/15/10		9,100	9,460
	Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/11	(4)	6,000	5,301
	Utah Transit Auth. Sales Tax Rev.	5.000%	12/15/12	(4)(Prere.)	4,425	4,725
						25,371
Virginia (1.2%)
	Loudoun County VA GO	5.250%	11/1/08		4,410	4,491
	Pocahontas Parkway Assn. Virginia Route 895
	Connector Toll Road Rev.	0.000%	8/15/08	(Prere.)	10,000	3,707
	Pocahontas Parkway Assn. Virginia Route 895
	Connector Toll Road Rev.	0.000%	8/15/08	(Prere.)	10,000	2,429
	Pocahontas Parkway Assn. Virginia Route 895
	Connector Toll Road Rev.	0.000%	8/15/08	(Prere.)	2,700	2,131
	Pocahontas Parkway Assn. Virginia Route 895
	Connector Toll Road Rev.	0.000%	8/15/08	(Prere.)	1,845	950
	Pocahontas Parkway Assn. Virginia Route 895
	Connector Toll Road Rev.	0.000%	8/15/08	(Prere.)	48,400	10,453
	Pocahontas Parkway Assn. Virginia Route 895
	Connector Toll Road Rev.	0.000%	8/15/08	(Prere.)	1,125	615
[1,2]	Richmond VA Public Util. Rev. TOB VRDO	3.340%	11/7/07	(4)	4,875	4,875
	Virginia College Building Auth. Educ. Fac. Rev.
	(21st Century College)	5.000%	2/1/10		17,925	18,529
1	Virginia College Building Auth. Educ. Fac. Rev.
	TOB VRDO	3.500%	11/7/07		12,040	12,040
	Virginia Public School Auth. Rev.	5.250%	8/1/08		6,950	7,045
	Virginia Public School Auth. Rev.	5.000%	8/1/09		2,000	2,054
	Virginia Public School Auth. Rev.	5.000%	8/1/09		2,720	2,794
	Virginia Public School Auth. Rev.	5.000%	8/1/10		2,865	2,982
	Virginia Public School Auth. Rev.	5.000%	8/1/10		2,500	2,602
	Virginia Public School Auth. Rev.	5.000%	8/1/11		1,500	1,579
						79,276
Washington (5.5%)
	Central Puget Sound WA Regional Transit Auth.
	Sales & Use Tax Rev.	5.000%	11/1/14	(2)	8,125	8,752
	Douglas County WA Public Util. Dist. No. 1 Rev.
	(Wells Hydroelectric Project)	5.000%	9/1/08	(1)	1,250	1,266
	Energy Northwest Washington Electric
	Refunding Rev. (Columbia Generating Station)	5.500%	7/1/10	(1)	12,795	13,444
	Energy Northwest Washington Electric
	Refunding Rev. (Columbia Generating Station)	5.000%	7/1/15		7,500	8,073
	Energy Northwest Washington Electric
	Refunding Rev. (Project No. 1)	5.000%	7/1/11		45,365	47,590
	Energy Northwest Washington Electric
	Refunding Rev. (Project No. 1)	5.000%	7/1/12		2,500	2,646
	Energy Northwest Washington Electric
	Refunding Rev. (Project No. 1)	5.000%	7/1/16		10,000	10,764

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Energy Northwest Washington Electric
	Refunding Rev. (Project No. 1)	5.500%	7/1/17	(1)	8,000	8,580
	Energy Northwest Washington Electric
	Refunding Rev. (Project No. 1)	6.000%	7/1/17	(1)	7,300	8,016
	Energy Northwest Washington Electric
	Refunding Rev. (Project No. 3)	5.000%	7/1/15		8,450	9,095
	Energy Northwest Washington Electric
	Refunding Rev. (Project No. 3)	5.000%	7/1/15		6,000	6,458
	Energy Northwest Washington Electric
	Refunding Rev. (Project No. 3)	6.000%	7/1/16	(2)	9,000	9,883
	Energy Northwest Washington Electric
	Refunding Rev. (Project No. 3)	6.000%	7/1/16	(4)	10,000	10,981
	King County WA GO (Refunding Baseball Stadium)	5.000%	12/1/10		12,385	12,935
	King County WA Sewer Rev.	5.250%	1/1/08	(4)	5,000	5,015
1	Port of Seattle WA Passenger Fac.
	Charge Rev. TOB VRDO	3.510%	11/7/07	(1)	10,640	10,640
	Port of Seattle WA Rev.	5.000%	3/1/11	(4)	8,275	8,651
	Port of Seattle WA Rev.	5.000%	3/1/12	(4)	5,000	5,279
	Seattle WA Drain & Wastewater Rev.	4.000%	2/1/10	(1)	3,565	3,605
	Seattle WA Water System Rev.	5.000%	2/1/15	(4)	4,725	5,083
	Tacoma WA Electric System Rev.	5.000%	1/1/12	(4)	5,000	5,272
	Tacoma WA Electric System Rev.	5.000%	1/1/13	(4)	10,485	11,146
	Tacoma WA Electric System Rev.	5.000%	1/1/14	(4)	25,720	27,532
	Thurston County Washington School District GO	5.000%	12/1/15	(4)	7,100	7,518
	Washington GO	5.500%	9/1/08	(4)	4,650	4,729
	Washington GO	6.250%	9/1/08		3,725	3,810
	Washington GO	5.000%	7/1/09		5,520	5,660
	Washington GO	5.000%	7/1/12	(2)	11,530	12,217
1	Washington GO TOB VRDO	3.490%	11/7/07		33,505	33,505
1	Washington GO TOB VRDO	3.490%	11/7/07	(4)	7,190	7,190
1	Washington GO TOB VRDO	3.510%	11/7/07	(1)	15,000	15,000
1	Washington GO TOB VRDO	3.520%	11/7/07	(3)	11,465	11,465
1	Washington GO TOB VRDO	3.530%	11/7/07	(3)	8,370	8,370
1	Washington GO TOB VRDO	3.530%	11/7/07	(1)	17,260	17,260
						367,430
West Virginia (0.0%)
	West Virginia GO	5.500%	6/1/08	(4)	3,000	3,036

Wisconsin (0.7%)
	Milwaukee WI GO	5.000%	8/1/08		2,525	2,555
	Wisconsin GO	5.000%	5/1/10		5,160	5,349
	Wisconsin GO	5.000%	5/1/12	(1)	15,775	16,703
1	Wisconsin GO TOB VRDO	3.520%	11/7/07	(4)	10,190	10,190
	Wisconsin Health & Educ. Fac. Auth. Rev.
	(Milwaukee Institute) PUT	5.000%	1/1/10	LOC	3,185	3,268
1	Wisconsin Public Power System Power Supply
	System Rev. TOB VRDO	3.490%	11/7/07	(2)	10,370	10,370
						48,435
Multiple States (0.1%)
1	Tax-Exempt Muni. Infrastructure
	Improvement Trust TOB	4.220%	11/2/10	LOC	5,000	5,063
1	Various States TOB VRDO	3.650%	11/7/07	(1)(3)(4)	2,795	2,795
1	Various States TOB VRDO	3.650%	11/7/07		2,040	2,040
						9,898
Total Municipal Bonds (Cost $6,648,562)						6,649,404

Limited-Term Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
3 Vanguard Municipal Cash Management Fund
(Cost $36)	3.425%	36,373	36
Total Investments (99.1%) (Cost $6,648,598)			6,649,440
Other Assets and Liabilities (0.9%)
Other Assets—Note B			96,749
Liabilities			(33,717)
			63,032
Net Assets (100%)			6,712,472

At October 31, 2007, net assets consisted of:4

Amount
($000)
Paid-in Capital	6,797,873
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(86,243)
Unrealized Appreciation	842
Net Assets	6,712,472

Investor Shares—Net Assets
Applicable to 167,630,093 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,798,410
Net Asset Value Per Share—Investor Shares	$10.73

Admiral Shares—Net Assets
Applicable to 458,040,726 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,914,062
Net Asset Value Per Share—Admiral Shares	$10.73

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of these securities was $553,324,000, representing 8.2% of net assets.

2  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2007.

3  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

For key to abbreviations and other references, see back cover.

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Municipal Bonds (95.7%)
Alabama (0.2%)
Alabama GO	5.250%	6/1/12		5,105	5,391
Alabama GO	5.250%	6/1/13		5,105	5,391
Alabama GO	5.250%	6/1/14		5,155	5,444
Alabama GO	5.250%	6/1/15		3,455	3,643
Courtland AL Dev. Board Pollution Control Rev.
(International Paper Co.)	5.000%	6/1/25		5,000	4,897
Jefferson County AL Sewer Rev.
(Capital Improvement)	5.000%	8/1/12	(3)(Prere.)	15,040	15,991
					40,757
Alaska (0.1%)
Anchorage AK Electric Rev.	8.000%	12/1/11	(1)	5,395	6,284
Matanuska-Susitna Borough AK GO	5.500%	3/1/12	(3)	6,000	6,355
North Slope Borough AK GO	0.000%	6/30/10	(1)	8,000	7,251
					19,890
Arizona (1.8%)
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/11	(Prere.)	11,030	11,779
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/11	(Prere.)	5,000	5,339
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/11	(Prere.)	5,500	5,873
Arizona School Fac. Board Rev. COP	5.000%	9/1/11	(1)	10,000	10,515
Arizona Transp. Board Highway Rev.	6.000%	7/1/10		25,000	26,610
Arizona Transp. Board Highway Rev.	5.000%	7/1/17		11,960	12,844
Arizona Transp. Board Highway Rev.	5.250%	7/1/18		4,000	4,246
Arizona Transp. Board Highway Rev.	5.250%	7/1/19		4,110	4,359
Arizona Transp. Board Highway Rev.	5.000%	7/1/22		8,630	9,070
Arizona Transp. Board Highway Rev.	5.000%	7/1/23		8,180	8,537
Arizona Transp. Board Highway Rev.	5.000%	7/1/24		2,000	2,085
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West)	5.000%	7/1/16		6,500	6,788
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West)	5.000%	7/1/17		6,000	6,261
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West)	5.000%	7/1/18		6,000	6,228
Mesa AZ Util. System Rev.	5.000%	7/1/19	(3)	10,000	10,818
Mesa AZ Util. System Rev.	5.000%	7/1/21	(3)	12,000	12,990
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/09	(4)	4,795	4,897
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/10	(4)	2,500	2,549
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/11	(4)	3,000	3,059
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/12	(3)	9,645	10,224
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/13	(3)	5,000	5,300
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/14	(3)	6,820	7,230
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.500%	7/1/14	(3)	4,215	4,537
Phoenix AZ GO	7.500%	7/1/08		5,000	5,132
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/21		3,500	3,627
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/22		3,790	3,918
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/23		3,335	3,437
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24		4,485	4,613
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/25		10,000	10,259

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/26		22,645	23,167
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/28		22,910	23,231
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	4,000	4,358
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	7,350	8,007
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	6,210	6,765
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	7,780	8,476
Tucson AZ GO	7.375%	7/1/13		4,500	5,346
					292,474
California (10.1%)
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21		20,195	21,403
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/22		5,800	6,162
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23		28,000	29,492
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23		13,500	14,311
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24		29,930	31,417
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24		12,955	13,682
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/25		17,000	17,808
California GO	5.750%	8/1/08	(3)	855	860
California GO	6.300%	9/1/10		4,000	4,298
California GO	5.250%	10/1/13	(1)	6,115	6,647
California GO	5.250%	2/1/14		20,000	21,439
California GO	5.250%	11/1/14		10,000	10,740
California GO	5.000%	3/1/15		11,910	12,664
California GO	5.250%	11/1/15		10,225	11,002
California GO	6.000%	4/1/18		11,980	13,872
California GO	5.000%	12/1/18		8,665	9,045
California GO	5.000%	3/1/22	(2)	10,000	10,481
California GO	5.000%	3/1/23		38,920	39,926
California GO	5.000%	3/1/23		35,495	36,516
California GO	5.000%	6/1/23	(2)	10,000	10,454
California GO	5.125%	11/1/23		7,000	7,333
California GO	5.000%	3/1/24		30,390	31,201
California GO	5.000%	3/1/25		14,125	14,472
California GO	5.000%	8/1/26		9,000	9,187
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/17		8,000	8,327
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/19		3,135	3,231
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/20		4,180	4,297
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/21		6,165	6,317
California Public Works Board Lease Rev.
(State Archives)	5.375%	12/1/09		4,555	4,631
California Public Works Board Lease Rev.
(State Archives)	5.375%	12/1/10		6,635	6,745
California Public Works Board Lease Rev.
(State Archives)	5.375%	12/1/12		7,895	8,026
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/14		8,370	8,942
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/15		10,105	10,833
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/16		8,750	9,310
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/17		7,085	7,495

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/18		6,500	6,843
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/19		11,820	12,400
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/20		10,000	10,458
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/21		15,230	15,868
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/22		15,985	16,602
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/23		11,465	11,886
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/24		10,000	10,335
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/25		7,500	7,736
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/26		7,500	7,732
California State Dept. of Water Resources
Power Supply Rev.	5.375%	5/1/12	(2)(Prere.)	37,000	40,263
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/12	(1)	8,000	8,652
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/12	(Prere.)	15,000	16,710
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13		20,000	22,034
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/14	(2)	10,000	10,864
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/15	(2)	61,875	67,085
California State Econ. Recovery Bonds	5.000%	7/1/15		93,700	100,748
California State Econ. Recovery Bonds	5.000%	7/1/16		7,000	7,348
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/09	(ETM)	995	1,020
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/09	(ETM)	300	307
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	4.900%	5/15/08		73,000	73,426
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/10		8,750	8,909
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	2.625%	5/1/08		30,000	29,767
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	4.700%	6/1/09		55,000	55,943
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.900%	7/1/14		23,550	23,557
Contra Costa CA (Merrithew Memorial Hosp.) COP	5.500%	11/1/07	(1)(Prere.)	5,660	5,773
East Bay CA Muni. Util. Dist. Water System Rev.	5.250%	6/1/11	(1)(Prere.)	8,110	8,606
Fresno CA Sewer Rev.	6.250%	9/1/14	(2)	12,000	13,462
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	39,580	43,400
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	79,735	92,290
Golden State Tobacco Securitization Corp. California	5.000%	6/1/14		9,000	9,151
Golden State Tobacco Securitization Corp. California	5.000%	6/1/15		6,505	6,587
Golden State Tobacco Securitization Corp. California	5.000%	6/1/16		12,545	12,632
Golden State Tobacco Securitization Corp. California	5.000%	6/1/17		11,255	11,280
Golden State Tobacco Securitization Corp. California	5.000%	6/1/21	(2)	15,000	15,486

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27		13,410	12,499
Golden State Tobacco Securitization Corp. California	5.000%	6/1/29	(2)	40,000	40,719
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30	(2)	20,000	20,389
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15		20,000	21,130
Los Angeles CA USD GO	5.000%	7/1/23	(3)	46,690	49,083
Los Angeles CA USD GO	5.000%	7/1/23	(3)	24,035	25,400
Los Angeles CA USD GO	5.000%	7/1/24	(1)	19,915	20,869
Los Angeles County CA Transp. Comm.
Sales Tax Rev.	6.500%	7/1/10	(4)	41,365	43,431
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21	(2)	11,775	12,414
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/22	(2)	7,015	7,372
Saddleback Valley CA USD	5.000%	8/1/23	(4)	5,460	5,721
San Bernardino County CA Medical Center COP	7.000%	8/1/08	(1)	9,045	9,278
San Bernardino County CA Medical Center COP	7.000%	8/1/09	(1)	9,705	10,278
San Bernardino County CA Medical Center COP	7.000%	8/1/10	(1)	10,525	11,473
San Diego CA USD GO	5.500%	7/1/24	(4)	6,620	7,541
San Diego CA USD GO	5.500%	7/1/25	(4)	14,680	16,745
San Diego CA USD GO	5.500%	7/1/26	(4)	23,990	27,424
San Diego CA USD GO	5.500%	7/1/27		17,695	20,213
Univ. of California Rev.	5.000%	5/15/21		11,125	11,815
Univ. of California Rev.	5.000%	5/15/22		10,000	10,584
Univ. of California Rev.	5.000%	5/15/33	(2)	20,000	20,585
					1,652,689
Colorado (1.9%)
Colorado Dept. of Transp. Rev.	6.000%	6/15/10	(2)(Prere.)	18,935	20,226
Colorado Dept. of Transp. Rev.	6.000%	6/15/10	(2)(Prere.)	10,000	10,682
Colorado Dept. of Transp. Rev.	6.000%	6/15/10	(2)(Prere.)	20,000	21,364
Colorado Dept. of Transp. Rev.	6.000%	6/15/10	(2)(Prere.)	10,000	10,682
Colorado Dept. of Transp. Rev.	5.500%	6/15/11	(1)(Prere.)	25,185	27,097
Colorado Dept. of Transp. Rev.	5.500%	6/15/11	(1)(Prere.)	20,795	22,374
Colorado Dept. of Transp. Rev.	5.500%	6/15/11	(1)(Prere.)	6,185	6,655
Colorado Dept. of Transp. Rev.	5.375%	6/15/12	(Prere.)	8,500	9,232
Colorado Dept. of Transp. Rev.	5.500%	6/15/12	(1)	11,780	12,741
Colorado Dept. of Transp. Rev.	5.500%	6/15/13	(1)	14,500	15,868
Colorado Health Fac. Auth. Rev.
(Poudre Valley Health)	6.000%	12/1/09	(4)(Prere.)	5,500	5,827
Colorado Health Fac. Auth. Rev.
(Poudre Valley Health)	6.000%	12/1/09	(4)(Prere.)	5,185	5,493
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)	5.250%	12/1/09	(1)	2,965	3,025
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)	5.250%	12/1/10	(1)	1,740	1,773
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)	5.250%	12/1/11	(1)	3,415	3,478
Colorado Springs CO Util. System Rev.	5.000%	11/15/09		5,000	5,155
Colorado Springs CO Util. System Rev.	5.375%	11/15/12		12,620	13,465
Colorado Springs CO Util. System Rev.	5.375%	11/15/14		12,745	13,583
Denver CO City & County GO (Justice System Fac.)	5.000%	8/1/18		6,490	6,967
Denver CO City & County GO (Justice System Fac.)	5.000%	8/1/19		5,865	6,267
Denver CO City & County GO (Justice System Fac.)	5.000%	8/1/20		8,255	8,790
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/14		7,065	7,543
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10	(1)(Prere.)	8,100	6,613
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11	(1)(ETM)	6,600	5,726
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11	(1)	8,000	6,933
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/17	(1)	24,490	16,153
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19	(1)	15,100	8,991

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24	(1)	20,000	9,165
Larimer County CO School Dist. No. R-1 Poudre GO	5.000%	12/15/16	(4)	10,135	10,992
Northern Colorado Water Conservation Dist. Rev.	6.350%	12/1/07	(2)	4,155	4,165
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/21	(3)	6,605	6,958
					313,983
Connecticut (1.5%)
Connecticut GO	5.400%	11/15/07		685	686
Connecticut GO	5.000%	4/15/08		4,510	4,543
Connecticut GO	5.250%	6/15/08		7,000	7,080
Connecticut GO	5.000%	4/15/09		6,810	6,964
Connecticut GO	5.375%	12/15/10	(Prere.)	6,165	6,515
Connecticut GO	5.375%	6/15/11	(Prere.)	5,000	5,321
Connecticut GO	5.125%	11/15/11	(Prere.)	25,375	26,945
Connecticut GO	5.125%	11/15/11	(Prere.)	5,675	6,030
Connecticut GO	5.500%	11/15/11	(4)	21,215	22,833
Connecticut GO	5.500%	12/15/11	(1)	9,000	9,699
Connecticut GO	5.500%	12/15/12	(4)	5,020	5,477
Connecticut GO	5.000%	11/1/13		10,000	10,738
Connecticut GO	5.125%	11/15/13		19,000	20,087
Connecticut GO	5.500%	12/15/13		4,705	5,187
Connecticut GO	5.500%	12/15/14		7,700	8,571
Connecticut GO	5.000%	11/1/15		5,000	5,433
Connecticut GO	5.000%	12/15/15		14,345	15,601
Connecticut GO	5.000%	12/15/17		5,400	5,852
Connecticut GO	5.000%	12/15/18		11,000	11,868
Connecticut GO	5.000%	12/15/20		23,650	25,311
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	7.125%	6/1/10		12,000	12,740
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.375%	10/1/13	(4)	20,000	21,285
Connecticut State Health & Educ. Fac. Auth.
(Connecticut State Univ. System)	5.000%	11/1/12	(4)	6,275	6,709
					251,475
Delaware (0.1%)
Delaware GO	5.000%	5/1/13		8,675	9,288

District of Columbia (0.9%)
District of Columbia GO	5.200%	6/1/08	(2)	4,390	4,433
District of Columbia GO	5.250%	6/1/08	(1)	7,855	7,937
District of Columbia GO	5.250%	6/1/08	(1)(ETM)	2,145	2,167
District of Columbia GO	5.500%	6/1/08	(4)(ETM)	1,275	1,290
District of Columbia GO	5.500%	6/1/08	(4)	3,725	3,769
District of Columbia GO	5.500%	6/1/09	(4)(Prere.)	1,890	1,967
District of Columbia GO	5.500%	6/1/10	(4)	15,000	15,742
District of Columbia GO	5.500%	6/1/10	(2)	10,490	11,009
District of Columbia GO	5.750%	6/1/10	(1)	15,465	16,321
District of Columbia GO	6.000%	6/1/11	(1)	6,550	7,083
District of Columbia GO	5.500%	6/1/12	(4)	4,630	4,801
District of Columbia GO	0.000%	6/1/13	(1)	10,945	8,822
District of Columbia GO	0.000%	6/1/14	(1)	16,650	12,829
District of Columbia Hosp. Rev.
(Medlantic Health Group)	6.000%	8/15/08	(1)(ETM)	3,160	3,221
District of Columbia Hosp. Rev.
(Medlantic Health Group)	6.000%	8/15/10	(1)(ETM)	2,555	2,724
District of Columbia Hosp. Rev.
(Medlantic Health Group)	6.000%	8/15/12	(1)(ETM)	2,995	3,310

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/21	(2)	5,610	5,934
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/22	(2)	5,800	6,111
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/23	(2)	6,600	6,934
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/24	(2)	6,190	6,493
District of Columbia Water & Sewer Auth.
Public Util. Rev.	5.500%	10/1/23	(4)	15,115	17,061
					149,958
Florida (4.5%)
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	5.375%	12/1/09		15,885	16,348
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.375%	12/1/09		2,000	2,058
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.375%	12/1/10		21,330	21,949
Broward County FL School Board COP	5.250%	7/1/20 (1)		4,155	4,424
Citizens Property Insurance Corp. Florida
(High Risk Account)	5.000%	3/1/14	(1)	35,000	37,398
Florida Board of Educ. Capital Outlay	5.250%	1/1/08	(Prere.)	15,775	15,977
Florida Board of Educ. Capital Outlay	5.000%	6/1/08		5,000	5,046
Florida Board of Educ. Capital Outlay	6.000%	6/1/10	(Prere.)	4,530	4,856
Florida Board of Educ. Capital Outlay	5.250%	6/1/13		3,845	4,145
Florida Board of Educ. Public Educ.	5.250%	6/1/13	(4)	17,825	19,169
Florida Board of Educ. Public Educ.	5.375%	6/1/13		6,820	7,370
Florida Board of Educ. Public Educ.	5.000%	6/1/14		5,040	5,404
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/10	(3)	5,800	5,922
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/11	(3)	10,840	11,066
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/12	(3)	11,410	11,647
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13	(3)	7,150	7,697
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13	(2)	18,200	19,658
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13	(3)	7,860	8,545
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13	(2)	10,875	11,670
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14	(1)	6,000	6,438
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14	(3)	3,700	3,980
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14	(2)	19,155	20,870
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15	(1)	10,240	10,979
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/15	(2)	10,165	11,137
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/15	(3)	5,000	5,273
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16	(2)	6,215	6,710
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/17	(3)	6,000	6,448
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/20	(2)	12,845	13,632
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/21	(2)	13,390	14,161
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/23	(2)	11,235	11,798
Florida Dept. of Environmental
Protection & Preservation Rev.	5.000%	7/1/09	(4)	18,580	19,057
Florida Dept. of Environmental
Protection & Preservation Rev.	5.000%	7/1/09	(1)	14,330	14,698
Florida Dept. of Environmental
Protection & Preservation Rev.	5.750%	7/1/10	(3)	3,615	3,824
Florida Dept. of Environmental
Protection & Preservation Rev.	5.375%	7/1/13	(1)	7,645	8,270
Florida Dept. of Environmental
Protection & Preservation Rev.	5.500%	7/1/13	(4)	11,920	13,026
Florida Dept. of Transp.	5.250%	7/1/15		4,000	4,147
Florida Division Board Financial Dept.
of General Services Systems Rev.
(Dept. of Environmental Protection)	6.000%	7/1/12	(2)	11,500	12,655

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/12		40,000	42,173
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.250%	7/1/12		17,865	19,025
Florida Muni. Power Agency Rev. (Stanton Project)	5.500%	10/1/13	(4)	3,905	4,222
Florida Turnpike Auth. Rev.	5.250%	7/1/11	(3)	2,185	2,230
Florida Turnpike Auth. Rev.	5.250%	7/1/11	(4)	5,000	5,295
Florida Turnpike Auth. Rev.	5.000%	7/1/16	(4)	10,000	10,634
Florida Turnpike Auth. Rev.	5.000%	7/1/19	(2)	4,425	4,713
Florida Turnpike Auth. Rev.	5.000%	7/1/20	(2)	4,645	4,930
Florida Turnpike Auth. Rev.	5.000%	7/1/25	(2)	5,885	6,154
Fort Myers FL Rev.	5.000%	12/1/25	(1)	7,340	7,661
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/15	(Prere.)	820	884
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/20		1,000	1,029
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/20		1,000	1,029
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/21		280	287
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/21		1,000	1,025
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/22		1,000	1,023
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/22		1,000	1,023
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/23		500	510
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/23		1,500	1,531
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/27		10,000	10,112
Hillsborough County FL School Board COP	5.500%	7/1/14	(1)	4,370	4,798
Hillsborough County FL Util. Rev.	5.500%	8/1/13	(2)	10,000	10,928
Jacksonville FL Electric Auth. Rev.
(St. John’s River Power Park)	5.000%	10/1/19	(1)	5,000	5,266
Jacksonville FL Electric Auth. Rev.
(St. John’s River Power Park)	5.000%	10/1/20	(1)	5,000	5,249
Jacksonville FL Sales Taxes Rev.	5.500%	10/1/13	(3)	3,045	3,335
Lakeland FL Electric & Water Rev.	6.050%	10/1/12	(4)	10,000	11,076
Miami-Dade County FL School Board COP	5.250%	8/1/09	(2)	11,320	11,574
Miami-Dade County FL School Board COP	5.250%	8/1/10	(2)	12,140	12,413
Miami-Dade County FL School Board COP	5.000%	11/1/21	(2)	3,280	3,445
Miami-Dade County FL School Board COP	5.000%	11/1/22	(2)	3,155	3,297
Miami-Dade County FL School Board COP	5.000%	11/1/23	(2)	2,500	2,611
Miami-Dade County FL School Board COP	5.000%	11/1/25	(2)	5,025	5,224
Orange County FL School Board COP	5.000%	8/1/23	(3)	9,000	9,388
Orange County FL School Board COP	5.000%	8/1/24	(3)	4,000	4,164
Orange County FL Tourist Dev. Rev.	5.000%	10/1/27	(2)	12,630	13,089
Orlando & Orange County FL Expressway Auth.	5.250%	7/1/14	(2)	4,000	4,306
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/13	(ETM)	10,000	10,883
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/14	(ETM)	5,000	5,491
Seminole County FL Water & Sewer Rev.	5.000%	10/1/23		5,000	5,249
Seminole County FL Water & Sewer Rev.	5.000%	10/1/24		7,805	8,176
South Florida Water Management Dist.	5.000%	10/1/13	(2)	5,000	5,322
South Florida Water Management Dist.	5.000%	10/1/14	(2)	9,460	10,130
South Florida Water Management Dist.	5.000%	10/1/15	(2)	5,800	6,229

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
South Florida Water Management Dist.	5.000%	10/1/16	(2)	3,000	3,222
Sunshine State Florida Govt. Financing
Comm. Rev. VRDO	3.640%	11/1/07	(2)	3,500	3,500
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare)	6.250%	12/1/20		10,000	10,393
Tampa FL Health System Rev.
(Catholic Healthcare East)	5.250%	11/15/11	(1)	3,000	3,109
Tampa-Hillsborough County FL
Expressway Auth. Rev.	5.000%	7/1/24	(2)	15,350	16,063
					730,872
Georgia (4.6%)
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15	(3)	11,930	12,608
Atlanta GA Airport Fac. Rev.	5.875%	1/1/16	(3)	5,000	5,285
Atlanta GA Airport Passenger Charge Rev.	5.000%	1/1/33	(4)	9,000	9,214
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/10	(3)	10,000	10,526
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/11	(3)	10,000	10,667
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25	(4)	10,000	11,721
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/26	(4)	15,460	18,195
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/27	(4)	6,635	7,808
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/28	(4)	7,500	8,844
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08		37,375	37,665
DeKalb County GA Water & Sewer Rev.	5.250%	10/1/24		9,000	10,043
DeKalb County GA Water & Sewer Rev.	5.250%	10/1/25		17,590	19,639
DeKalb County GA Water & Sewer Rev.	5.250%	10/1/26		21,310	23,853
Fulton County GA COP	5.750%	11/1/11	(2)	6,000	6,426
Fulton County GA COP	6.000%	11/1/12	(2)	5,985	6,447
Fulton County GA COP	6.000%	11/1/13	(2)	6,325	6,814
Fulton County GA COP	6.000%	11/1/14	(2)	4,675	5,036
Fulton County GA School Dist. GO	6.375%	5/1/10		11,540	12,005
Georgia GO	7.000%	11/1/07		17,960	17,960
Georgia GO	7.400%	8/1/08	(ETM)	170	175
Georgia GO	7.400%	8/1/08		5,710	5,876
Georgia GO	7.400%	8/1/08	(ETM)	20	21
Georgia GO	7.100%	9/1/09		7,900	8,407
Georgia GO	7.450%	1/1/10		4,000	4,327
Georgia GO	6.250%	8/1/10		7,800	8,372
Georgia GO	6.750%	9/1/10		8,000	8,706
Georgia GO	5.700%	7/1/11		4,470	4,813
Georgia GO	5.750%	9/1/11		2,500	2,705
Georgia GO	5.000%	10/1/11		18,810	19,869
Georgia GO	5.000%	11/1/11	(Prere.)	15,570	16,441
Georgia GO	5.000%	11/1/11	(Prere.)	16,500	17,423
Georgia GO	5.250%	12/1/11		18,320	19,565
Georgia GO	5.400%	4/1/13		7,525	8,194
Georgia GO	5.000%	10/1/13		21,050	22,619
Georgia GO	5.500%	7/1/14		15,750	17,479
Georgia GO	5.000%	10/1/14		19,250	20,844
Georgia GO	5.500%	7/1/15		10,000	11,199
Georgia GO	5.000%	10/1/15		21,910	23,857
Georgia GO	5.000%	4/1/16		15,590	16,967
Georgia GO	5.000%	7/1/16		10,000	10,902
Georgia GO	5.000%	7/1/16		8,000	8,650
Georgia GO	5.000%	10/1/16		24,515	26,770
Georgia GO	5.000%	10/1/18		20,735	22,409
Georgia GO	5.000%	9/1/19		7,580	8,075

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Georgia Road & Tollway Auth. Rev.	5.000%	10/1/21		14,250	14,986
	Georgia Road & Tollway Auth. Rev.	5.000%	10/1/22		10,355	10,890
	Georgia Road & Tollway Auth. Rev.
	(Governor’s Transp. Choices)	5.375%	3/1/14		9,385	10,032
	Georgia Road & Tollway Auth. Rev.
	(Governor’s Transp. Choices)	5.375%	3/1/15		8,775	9,373
	Georgia Road & Tollway Auth. Rev.
	(Governor’s Transp. Choices)	5.375%	3/1/16		9,000	9,620
	Main Street Natural Gas Inc. Georgia
	Gas Project Rev.	5.000%	3/15/20		23,970	24,435
	Main Street Natural Gas Inc. Georgia
	Gas Project Rev.	5.000%	3/15/21		37,000	37,576
	Main Street Natural Gas Inc. Georgia
	Gas Project Rev.	5.000%	3/15/21		12,500	12,391
1	Metro. Atlanta GA Rapid Transp. Auth.
	Georgia Sales Tax Rev. TOB VRDO	3.510%	11/7/07	(4)	60,000	60,000
	Monroe County GA Dev. Auth. PCR
	(Oglethorpe Power Corp.)	6.650%	1/1/08	(1)	9,220	9,267
						753,991
Hawaii (1.2%)
	Hawaii GO	5.625%	9/1/09	(4)(Prere.)	3,510	3,678
	Hawaii GO	6.000%	12/1/09	(3)	3,550	3,733
	Hawaii GO	5.750%	10/1/10	(1)(Prere.)	115	122
	Hawaii GO	5.875%	10/1/10	(1)(Prere.)	2,000	2,133
	Hawaii GO	6.000%	11/1/10	(4)	10,000	10,717
	Hawaii GO	5.750%	10/1/11	(1)	2,095	2,223
	Hawaii GO	5.375%	8/1/12	(3)	14,200	15,096
	Hawaii GO	5.375%	8/1/12	(3)	14,490	15,394
	Hawaii GO	5.625%	9/1/12	(4)	1,490	1,557
	Hawaii GO	5.750%	10/1/12	(1)	2,130	2,257
	Hawaii GO	5.375%	8/1/13	(3)	16,595	17,613
	Hawaii GO	5.375%	8/1/13	(3)	14,700	15,602
	Hawaii GO	5.375%	8/1/14	(3)	11,650	12,364
	Hawaii GO	5.375%	8/1/14	(3)	17,985	19,088
	Hawaii GO	5.750%	2/1/15	(4)	5,000	5,622
	Hawaii GO	5.000%	7/1/17	(2)	45,235	48,580
	Hawaii GO	5.000%	10/1/22	(1)	7,000	7,361
	Hawaii GO	5.000%	10/1/23	(1)	5,000	5,241
	Honolulu HI City & County GO	6.000%	1/1/08		5	5
	Honolulu HI City & County GO	8.000%	10/1/09	(ETM)	3,620	3,921
	Honolulu HI City & County GO	5.000%	7/1/23	(1)	10,000	10,472
						202,779
Illinois (2.3%)
	Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12	(3)	26,000	22,253
	Chicago IL (City Colleges Improvement) GO	0.000%	1/1/13	(3)	32,670	26,841
	Chicago IL Board of Educ. VRDO	3.590%	11/1/07	(4)	3,200	3,200
	Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12	(Prere.)	5,540	5,974
	Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12	(Prere.)	13,425	14,476
	Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12	(Prere.)	15,715	16,945
	Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12	(Prere.)	7,150	7,709
	Chicago IL Metro. Water Reclamation Dist. GO	6.050%	12/1/09		3,000	3,157
	Chicago IL Water Rev.	5.500%	11/1/11	(2)(Prere.)	3,595	3,860
	Chicago IL Water Rev.	5.500%	11/1/11	(2)(Prere.)	4,035	4,332
	Chicago IL Water Rev.	5.500%	11/1/11	(2)(Prere.)	2,000	2,147
	Chicago IL Water Rev.	5.500%	11/1/11	(2)(Prere.)	3,200	3,436
	Chicago IL Water Rev.	0.000%	11/1/14	(2)	7,460	5,654

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chicago IL Water Rev.	0.000%	11/1/15	(2)	7,555	5,466
Illinois GO	5.000%	10/1/10		9,000	9,381
Illinois GO	5.375%	7/1/12	(1)(Prere.)	5,500	5,930
Illinois GO	5.250%	10/1/12		14,000	15,032
Illinois GO	5.500%	8/1/13	(1)	14,005	15,328
Illinois GO	5.375%	7/1/14	(1)	5,000	5,356
Illinois GO	5.250%	10/1/14		40,000	43,167
Illinois GO	5.500%	8/1/17	(1)	7,500	8,052
Illinois GO	5.500%	8/1/18	(1)	6,000	6,447
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.250%	6/1/10	(1)	5,000	5,095
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.250%	6/1/11	(1)	4,000	4,074
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.250%	6/1/12	(1)	4,280	4,360
Illinois Health Fac. Auth. Rev.
(Univ. of Chicago Hosp. & Health Systems) VRDO	3.580%	11/1/07	(1)	9,930	9,930
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/08	(2)	5,895	6,080
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/08	(2)	945	975
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/09	(2)	1,030	1,116
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/09	(2)	3,225	3,494
Illinois Sales Tax Rev.	6.125%	6/15/10	(Prere.)	4,250	4,534
Illinois Sales Tax Rev.	6.125%	6/15/14		6,850	7,282
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	6.750%	6/1/10	(2)	25,000	26,217
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	12/15/16	(1)	8,330	5,717
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	6/15/19	(3)	39,340	23,695
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	12/15/23	(1)	32,515	15,594
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	12/15/24	(1)	15,895	7,235
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/16	(1)	15,270	10,805
					370,346
Indiana (0.2%)
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/25		11,000	11,081
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/26		15,000	15,080
Indiana Muni. Power Agency Rev.	5.875%	1/1/10	(1)	4,500	4,719
					30,880
Kansas (0.1%)
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/16		1,250	1,305
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/17		1,000	1,040
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/18		1,000	1,035
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/19		1,500	1,544
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/20		1,500	1,541
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/21		1,500	1,535
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/24		6,505	6,616
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/26		7,000	7,084
					21,700
Kentucky (0.6%)
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10	(Prere.)	6,135	6,523
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10	(Prere.)	3,500	3,721

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11	(4)(Prere.)	9,725	10,314
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11	(4)(Prere.)	11,815	12,531
Kentucky Property & Building Comm. Rev.	5.375%	10/1/11	(1)(Prere.)	5,000	5,338
Kentucky Property & Building Comm. Rev.	5.500%	8/1/12	(4)	10,000	10,836
Kentucky Property & Building Comm. Rev.	5.250%	8/1/13	(4)	27,540	29,099
Kentucky Property & Building Comm. Rev.	5.250%	8/1/15	(4)	15,480	16,356
					94,718
Louisiana (3.3%)
Louisiana Gasoline and Fuel Tax Rev.	5.250%	5/1/20	(3)	6,200	6,640
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/30	(3)	46,465	48,109
Louisiana GO	5.250%	4/15/08	(4)(Prere.)	11,395	11,599
Louisiana GO	5.750%	11/15/10	(3)(Prere.)	17,865	19,041
Louisiana GO	5.750%	11/15/10	(3)(Prere.)	8,500	9,059
Louisiana GO	5.750%	11/15/10	(3)(Prere.)	18,825	20,064
Louisiana GO	5.000%	5/1/11	(4)	16,830	17,638
Louisiana GO	5.000%	5/1/12	(4)	18,955	20,062
Louisiana GO	5.500%	5/15/12	(3)	12,660	13,366
Louisiana GO	5.500%	5/15/13	(3)	5,345	5,640
Louisiana GO	5.000%	5/1/18	(4)	25,710	27,408
Louisiana GO	5.000%	5/1/21	(4)	9,765	10,319
Louisiana GO	5.000%	5/1/23	(4)	32,565	34,221
Louisiana Public Fac. Auth. Hosp. Rev.
(Franciscan Missionaries)	5.375%	7/1/08	(1)(Prere.)	4,990	5,101
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/15		4,055	4,175
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/17		3,000	3,073
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/27		31,665	32,067
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/38		28,360	28,129
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.375%	5/15/43		48,295	48,351
Louisiana State Citizens Property Insurance Corp.
Assessment Rev.	5.000%	6/1/18	(2)	14,470	15,292
Louisiana State Citizens Property Insurance Corp.
Assessment Rev.	5.000%	6/1/21	(2)	20,000	20,951
Louisiana State Citizens Property Insurance Corp.
Assessment Rev.	5.000%	6/1/22	(2)	14,160	14,792
Louisiana State Citizens Property Insurance Corp.
Assessment Rev.	5.000%	6/1/23	(2)	10,000	10,417
Saint John Baptist Parish Louisiana Rev.
(Marathon Oil Corp.)	5.125%	6/1/37		115,000	113,511
					539,025
Maryland (0.9%)
Maryland Dept. of Transp.	5.000%	3/1/15		7,600	8,226
Maryland Dept. of Transp.	5.000%	3/1/16		5,900	6,404
Maryland GO	5.500%	7/15/09		16,490	17,069
Maryland GO	5.000%	8/1/12		10,000	10,646
Maryland GO	5.000%	8/1/13		23,550	25,273
Maryland GO	5.500%	3/1/16		8,035	9,031
Maryland GO	5.000%	3/15/17		17,540	19,137
Maryland GO	5.000%	8/1/17		15,760	17,012
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Lifebridge Health)	5.000%	7/1/15		3,915	4,119
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Lifebridge Health)	5.000%	7/1/16		2,980	3,121
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.625%	7/1/10	(Prere.)	4,000	4,358
Maryland Transp. Auth. Rev.	5.000%	3/1/16		2,500	2,704
Maryland Transp. Auth. Rev.	5.000%	3/1/17		5,000	5,417

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Montgomery County MD GO	5.000%	11/1/10		9,770	10,215
Washington Suburban Sanitation Dist. Maryland GO	5.000%	6/1/13		7,800	8,357
					151,089
Massachusetts (7.4%)
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/13		5,785	6,192
Chelsea MA GO	5.500%	6/15/09	(2)	3,000	3,099
Chelsea MA GO	5.500%	6/15/11	(2)	5,000	5,108
Chelsea MA GO	5.500%	6/15/12	(2)	5,000	5,108
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/21		6,840	7,765
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/22		13,000	14,100
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/23		10,000	10,851
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24	(1)	5,000	5,721
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24		10,525	12,043
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/28		10,000	11,174
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/29		5,000	5,589
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/30		8,500	9,490
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/13	(1)	16,670	17,947
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/14	(1)	7,340	7,899
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/15	(1)	8,310	8,943
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/16	(1)	3,500	3,768
Massachusetts GAN	5.125%	6/15/10		10,755	11,040
Massachusetts GAN	5.250%	6/15/10		23,675	24,335
Massachusetts GAN	5.125%	12/15/10		5,000	5,133
Massachusetts GAN	5.250%	12/15/10		26,275	26,990
Massachusetts GAN	5.125%	6/15/11		8,555	8,778
Massachusetts GAN	5.250%	6/15/11		15,000	15,408
Massachusetts GAN	5.250%	12/15/11		14,820	15,223
Massachusetts GAN	5.750%	12/15/11		20,000	21,289
Massachusetts GAN	5.750%	6/15/12		11,280	11,979
Massachusetts GAN	5.125%	12/15/12		5,000	5,130
Massachusetts GAN	5.125%	6/15/13		5,000	5,130
Massachusetts GAN	5.750%	6/15/13		10,000	10,620
Massachusetts GO	6.000%	2/1/10	(Prere.)	5,450	5,799
Massachusetts GO	5.750%	6/1/10	(Prere.)	10,000	10,569
Massachusetts GO	5.500%	11/1/16	(ETM)	25,000	28,255
Massachusetts GO	5.500%	11/1/16	(2)	50,000	56,116
Massachusetts GO	5.500%	11/1/16	(1)(ETM)	75,000	84,764
Massachusetts GO	5.500%	11/1/17	(1)	20,000	22,528
Massachusetts GO	5.500%	11/1/17	(4)	7,000	7,884
Massachusetts GO	5.500%	10/1/18		10,000	11,259
Massachusetts GO	5.250%	8/1/21		10,000	11,066
Massachusetts GO	5.250%	8/1/21	(2)	19,985	22,181
Massachusetts GO	5.250%	8/1/22		20,000	22,174
Massachusetts GO	5.250%	8/1/23		20,000	22,229
Massachusetts GO	5.500%	8/1/30	(2)	25,020	28,674
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/09	(1)	4,215	4,306
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/10	(1)	4,440	4,530
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/11	(1)	4,670	4,761
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/12	(1)	1,850	1,886

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	6.500%	7/1/12		10,000	10,789
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.625%	7/1/20		1,810	1,835
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.750%	7/1/28		2,640	2,669
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/12	(1)	22,865	24,492
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/13	(1)	20,000	21,373
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/21	(4)	41,095	43,229
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/23	(4)	6,800	7,135
Massachusetts Special Obligation
Dedicated Tax Rev.	5.250%	1/1/14	(3)(Prere.)	8,685	9,431
Massachusetts Special Obligation
Dedicated Tax Rev.	5.250%	1/1/19	(3)	5,000	5,511
Massachusetts Special Obligation
Dedicated Tax Rev.	5.500%	1/1/26	(3)	32,360	37,042
Massachusetts Special Obligation
Dedicated Tax Rev.	5.500%	1/1/28	(3)	11,075	12,692
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/08	(Prere.)	2,565	2,621
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/08	(Prere.)	2,360	2,411
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/09		435	445
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	970	1,021
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	1,165	1,227
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	1,165	1,226
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09)	(Prere.	1,510	1,590
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/10		3,835	4,034
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11		830	849
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11	(ETM)	6,475	6,870
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/11		3,180	3,342
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/12		295	302
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/12		4,945	5,195
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/13		3,835	4,029
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/14		140	143
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20		27,360	30,315
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20		7,500	8,310
Massachusetts Water Pollution Abatement Trust	5.250%	2/1/21		6,955	7,698
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/21		13,955	15,127
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21		11,805	13,102
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21		6,500	7,214
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/25		5,355	5,975
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/10	(ETM)	30,220	32,594
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19	(ETM)	37,515	44,318
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/21	(2)	11,135	11,928
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/22	(2)	27,710	29,585
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/23	(2)	29,865	31,780
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/24	(2)	19,920	21,162
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/25	(2)	6,380	6,761
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/26	(2)	6,710	7,093
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/30	(4)	35,965	40,163
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/31	(4)	5,130	5,744
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/32	(4)	7,295	8,165
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/19	(2)	25,625	27,220
					1,210,590

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Michigan (2.0%)
Detroit MI Sewer System Rev.	5.000%	7/1/13	(4)(Prere.)	15,665	16,796
Detroit MI Sewer System Rev.	5.125%	7/1/15	(1)(Prere.)	12,375	13,542
Detroit MI Sewer System Rev.	0.000%	7/1/16	(3)	7,500	5,256
Detroit MI Sewer System Rev.	5.125%	7/1/33	(1)	18,790	19,467
Detroit MI Water Supply System	5.000%	7/1/19	(1)	5,000	5,295
Detroit MI Water Supply System	5.000%	7/1/20	(1)	7,665	8,089
Detroit MI Water Supply System	5.000%	7/1/20	(4)	8,535	9,033
Detroit MI Water Supply System	5.000%	7/1/22	(1)	4,000	4,198
Detroit MI Water Supply System	5.000%	7/1/23	(1)	4,000	4,186
Detroit MI Water Supply System	5.000%	7/1/24	(4)	27,425	28,719
Detroit MI Water Supply System	5.000%	7/1/25	(4)	9,955	10,403
Michigan Building Auth. Rev.	5.500%	10/15/11	(Prere.)	8,440	9,055
Michigan Building Auth. Rev.	5.500%	10/15/11	(Prere.)	6,010	6,448
Michigan Building Auth. Rev.	5.500%	10/15/12		6,695	7,129
Michigan Building Auth. Rev.	5.250%	10/15/13	(4)	12,000	13,008
Michigan Building Auth. Rev.	5.250%	10/15/13		2,500	2,571
Michigan Building Auth. Rev.	5.500%	10/15/13		6,000	6,378
Michigan Building Auth. Rev.	5.250%	10/15/14	(4)	15,000	16,202
Michigan Building Auth. Rev.	5.500%	10/15/14		10,000	10,630
Michigan Building Auth. Rev.	5.250%	10/15/15	(4)	22,445	24,227
Michigan Building Auth. Rev.	5.500%	10/15/15		5,000	5,315
Michigan Building Auth. Rev.	5.250%	10/15/16	(4)	9,000	9,714
Michigan GO	5.500%	11/1/09	(Prere.)	5,395	5,608
Michigan GO	5.500%	11/1/09		5,120	5,322
Michigan GO	5.500%	12/1/13		6,125	6,732
Michigan Hosp. Finance Auth. Rev.
(Ascension Health)	5.000%	5/1/12		9,595	10,043
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)	5.300%	10/1/11	(ETM)	10,840	11,117
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)	5.375%	10/1/13	(ETM)	4,000	4,104
Michigan Hosp. Finance Auth. Rev.
(Sparrow Obligated Group)	5.000%	11/15/26	(1)	13,115	13,615
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.750%	10/1/10	(Prere.)	10,390	11,141
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10	(Prere.)	7,680	8,262
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10	(Prere.)	10,740	11,554
					323,159
Minnesota (3.5%)
Minnesota GO	5.000%	11/1/09		21,000	21,653
Minnesota GO	5.000%	10/1/10		28,175	29,408
Minnesota GO	5.000%	11/1/10		27,915	29,171
Minnesota GO	5.000%	10/1/11		26,795	28,283
Minnesota GO	5.000%	11/1/11		24,545	25,936
Minnesota GO	5.000%	6/1/12		18,000	19,106
Minnesota GO	5.000%	10/1/12		28,800	30,682
Minnesota GO	5.000%	11/1/12		21,920	23,375
Minnesota GO	5.000%	11/1/12		19,775	21,087
Minnesota GO	5.000%	8/1/13		5,780	6,194
Minnesota GO	5.000%	10/1/13		35,445	38,048
Minnesota GO	5.000%	11/1/13		28,270	30,373
Minnesota GO	5.000%	11/1/13		19,500	20,951
Minnesota GO	5.000%	11/1/14		19,775	21,402

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Minnesota GO	5.000%	11/1/15		19,775	21,517
Minnesota GO	5.000%	6/1/16		3,000	3,264
Minnesota GO	5.000%	11/1/16		19,735	21,531
Minnesota GO	5.000%	10/1/17		8,225	8,890
Minnesota GO	5.000%	8/1/19		20,570	22,216
Minnesota GO	5.000%	8/1/22		23,370	25,006
Minnesota GO	5.000%	8/1/23		30,570	32,609
Minnesota GO	5.000%	8/1/24		22,070	23,506
Minnesota GO	5.000%	8/1/25		30,570	32,483
Minnesota GO	5.000%	8/1/26		15,530	16,476
Northern Minnesota Muni. Power Agency
Electric System Rev.	5.250%	1/1/12	(4)	6,000	6,235
Univ. of Minnesota Special Purpose Rev.	5.000%	8/1/24		5,000	5,253
Univ. of Minnesota Special Purpose Rev.	5.000%	8/1/25		6,755	7,076
Western Minnesota Muni. Power Agency	5.375%	1/1/08	(2)	5,645	5,662
					577,393
Mississippi (0.5%)
Mississippi GO	6.000%	11/1/09	(Prere.)	9,225	9,678
Mississippi GO	6.000%	11/1/09	(Prere.)	9,725	10,202
Mississippi GO	5.750%	11/1/10	(Prere.)	7,860	8,371
Mississippi GO	5.750%	11/1/10	(Prere.)	5,205	5,543
Mississippi GO	5.750%	11/1/10	(Prere.)	4,665	4,968
Mississippi GO	5.750%	11/1/10	(Prere.)	4,825	5,139
Mississippi GO	5.750%	11/1/10	(Prere.)	5,540	5,900
Mississippi GO	5.750%	12/1/11		6,000	6,497
Mississippi GO	5.500%	9/1/12	(4)	5,000	5,422
Mississippi GO	5.500%	12/1/16		8,435	9,446
Mississippi GO	5.500%	12/1/17		4,000	4,494
Mississippi GO	5.250%	11/1/22		8,245	9,143
					84,803
Missouri (1.4%)
Missouri Board Public Building
Special Obligation Rev.	5.250%	10/15/09		10,640	11,013
Missouri Environmental Improvement &
Energy Resource Auth. Water PCR	5.500%	7/1/12		4,190	4,535
Missouri Environmental Improvement &
Energy Resource Auth. Water PCR	5.500%	7/1/13		5,250	5,748
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/12	(4)	3,365	3,602
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/13	(4)	3,580	3,819
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/14	(4)	3,780	4,023
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11	(Prere.)	3,000	3,193
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11	(Prere.)	3,430	3,651
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11	(Prere.)	2,000	2,129
Missouri Highways & Transp. Comm. Road Rev.	5.250%	2/1/12	(Prere.)	11,410	12,173
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/22		18,735	19,825
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/23		22,355	23,590
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/24		88,030	92,763
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/26		13,000	13,642
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11	(1)(Prere.)	10,260	11,000
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11	(1)(Prere.)	11,560	12,394
					227,100

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Montana (0.1%)
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/09	(1)	3,330	3,392
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/10	(1)	2,445	2,492
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/11	(1)	4,980	5,072
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/12	(1)	2,725	2,775
					13,731
Nebraska (0.4%)
Nebraska Public Power Dist. Rev.	5.250%	1/1/08	(1)(Prere.)	3,980	4,031
Nebraska Public Power Dist. Rev.	5.250%	1/1/08	(1)(Prere.)	41,000	41,525
Nebraska Public Power Dist. Rev.	5.250%	1/1/08	(1)(Prere.)	10,565	10,700
Nebraska Public Power Dist. Rev.	5.250%	1/1/08	(1)(Prere.)	5,360	5,429
Nebraska Public Power Dist. Rev.	5.250%	1/1/08	(1)(Prere.)	1,825	1,848
Nebraska Public Power Dist. Rev.	5.250%	1/1/08	(1)(Prere.)	1,020	1,033
Nebraska Public Power Dist. Rev.	5.250%	1/1/08	(1)(Prere.)	6,130	6,209
Nebraska Public Power Dist. Rev.	5.250%	1/1/11	(1)	2,045	2,071
					72,846
Nevada (1.1%)
Clark County NV Airport Improvement Rev.	5.375%	7/1/10	(1)	8,470	8,646
Clark County NV Airport Improvement Rev.	5.250%	7/1/12	(1)	4,225	4,309
Clark County NV GO	8.000%	6/1/08	(2)	5,285	5,421
Clark County NV GO	8.000%	6/1/08	(2)	4,590	4,708
Clark County NV GO	7.500%	6/1/09	(2)	1,115	1,183
Clark County NV GO	7.500%	6/1/09	(2)	5,710	6,059
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	5.375%	7/1/10	(1)	6,435	6,576
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	5.375%	7/1/11	(1)	9,445	9,649
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	5.375%	7/1/12	(1)	8,295	8,474
Clark County NV School Dist. GO	5.375%	6/15/12	(1)(Prere.)	29,765	32,074
Clark County NV School Dist. GO	5.375%	6/15/12	(1)(Prere.)	28,385	30,587
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24		5,000	5,247
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/09	(2)(Prere.)	5,000	5,253
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/09	(2)(Prere.)	4,500	4,727
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/11	(2)	10,000	10,487
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/20	(3)	5,660	5,970
Nevada GO	6.000%	5/15/10		6,680	7,084
Nevada GO	5.250%	5/15/11		6,000	6,054
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/12	(4)	5,335	5,684
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/13	(4)	4,790	5,103
					173,295
New Jersey (7.1%)
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/24	(1)	6,000	6,820
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/26	(1)	3,500	3,991
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/30	(1)	10,000	11,436
Garden State Preservation Trust New Jersey	5.750%	11/1/28	(4)	140,220	165,353
Gloucester County NJ Improvement Auth.
Solid Waste Resource Rev. PUT	6.850%	12/1/09		4,000	4,206
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/18		25,000	25,305
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/19		14,000	14,225
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24		12,000	12,294

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/23	(1)	81,630	93,094
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/24	(2)	60,000	68,558
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25	(4)	18,130	20,746
New Jersey GO	5.500%	8/1/11		3,500	3,745
New Jersey GO	5.250%	7/1/14	(4)	25,000	27,270
New Jersey GO	5.250%	7/1/15	(4)	50,000	54,885
New Jersey GO	5.250%	7/15/15	(2)	9,000	9,882
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	1/1/09	(1)(Prere.)	155	160
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	1/1/09	(1)(Prere.)	965	994
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	1/1/09	(1)(Prere.)	170	175
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/10	(1)	7,880	8,100
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/11	(1)	8,230	8,467
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/12	(1)	1,845	1,895
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/14	(1)	1,885	1,936
New Jersey Transp. Corp. COP	5.500%	9/15/10	(2)	12,500	13,177
New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)	15,000	15,600
New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)(Prere.)	25,000	26,553
New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)(Prere.)	28,470	30,238
New Jersey Transp. Corp. COP	5.250%	9/15/15	(2)	10,000	10,911
New Jersey Transp. Corp. COP	5.500%	9/15/15	(2)	5,000	5,540
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11	(1)(ETM)	7,510	8,270
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11	(1)	12,490	13,727
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	30,000	32,855
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	20,000	21,903
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	19,720	21,596
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	10,280	11,258
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12	(1)(ETM)	7,510	8,609
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12	(1)	12,490	14,250
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/14	(3)(Prere.)	16,400	17,951
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20	(3)	83,500	94,722
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24	(3)	25,000	29,305
New Jersey Turnpike Auth. Rev.	6.500%	1/1/09	(2)(ETM)	23,200	24,006
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10	(1)(Prere.)	3,440	3,596
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10	(1)(Prere.)	12,775	13,355
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(1)	27,745	29,071
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(1)(ETM)	7,475	7,834
New Jersey Turnpike Auth. Rev.	5.500%	1/1/25	(2)	9,000	10,289
New Jersey Turnpike Auth. Rev.	5.250%	1/1/26	(4)	10,000	11,162
New Jersey Turnpike Auth. Rev.	5.250%	1/1/27	(4)	12,035	13,416
New Jersey Turnpike Auth. Rev.	5.250%	1/1/28	(4)	12,000	13,388
New Jersey Turnpike Auth. Rev.	5.250%	1/1/29	(4)	5,000	5,581
Rutgers State Univ. New Jersey	6.400%	5/1/13		4,675	5,057
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12		6,385	6,332
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/13		14,945	15,273
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15		11,425	11,568
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/16		14,585	14,686
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/17		15,925	15,960
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/18		16,475	16,421
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/19		30,595	30,381
					1,167,378

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
New Mexico (0.8%)
	Farmington NM PCR (Southern CA Edison
	Four Corners Project) PUT	3.550%	4/1/10	(3)	30,000	29,900
	New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/13	(2)	12,895	13,794
	New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/20	(1)	30,525	32,706
	New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21	(1)	28,000	29,967
	New Mexico Highway Comm. Tax Rev.	5.750%	6/15/10	(Prere.)	16,310	17,246
	New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10	(Prere.)	12,780	13,593
						137,206
New York (6.3%)
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/23	(4)	7,000	7,746
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/24	(4)	3,750	4,150
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/25	(4)	3,000	3,320
	Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/09	(2)	6,000	6,252
	Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/12		40,505	43,292
	Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/18	(1)	27,900	29,965
	Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/20	(1)	10,000	10,645
	Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21	(3)	10,000	10,614
	Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21	(1)	33,115	35,149
	Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/12	(1)(Prere.)	8,100	8,573
	Metro. New York Transp. Auth. Rev.
	(Dedicated Petroleum Tax)	5.500%	10/1/10	(1)(Prere.)	4,500	4,759
	Metro. New York Transp. Auth. Rev.
	(Service Contract)	0.000%	7/1/11	(ETM)	21,200	18,600
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/09	(2)(ETM)	5,340	5,547
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/15	(2)	45,130	48,919
	Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.250%	7/1/09	(4)(ETM)	20,000	20,594
1	Metro. New York Transp. Auth. Rev. TOB VRDO	3.490%	11/7/07	(4)	6,085	6,085
	Muni. Assistance Corp. for New York City NY	5.000%	7/1/08		10,000	10,104
	New York City NY GO	5.250%	8/1/10		27,000	28,213
	New York City NY GO	5.250%	8/1/11		30,000	31,720
	New York City NY GO	5.250%	8/1/13		18,015	19,407
	New York City NY GO	5.750%	8/1/13	(2)	8,500	9,279
	New York City NY GO	5.750%	8/1/15	(2)	38,000	41,414
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.375%	6/15/19		7,500	8,016
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.000%	6/15/31		5,000	5,163
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.490%	11/7/07		38,505	38,505
	New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/24	(1)	12,500	13,105
	New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/25	(1)	12,000	12,559
	New York City NY Transitional Finance Auth. Rev.	5.000%	5/15/08	(Prere.)	3,550	3,615
	New York City NY Transitional Finance Auth. Rev.	5.000%	5/15/08	(Prere.)	6,375	6,492
	New York City NY Transitional Finance Auth. Rev.	5.500%	5/15/08	(Prere.)	2,000	2,042
	New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09	(Prere.)	7,245	7,497
	New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09	(Prere.)	4,000	4,139
	New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09	(Prere.)	7,570	7,834
	New York City NY Transitional Finance Auth. Rev.	5.125%	5/15/09	(3)(Prere.)	5,195	5,378
	New York City NY Transitional Finance Auth. Rev.	5.250%	5/15/09	(Prere.)	5,000	5,186
	New York City NY Transitional Finance Auth. Rev.	5.250%	5/15/09	(Prere.)	12,585	13,054
	New York City NY Transitional Finance Auth. Rev.	5.750%	8/15/09	(3)(Prere.)	14,740	15,474
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/10	(Prere.)	3,500	3,693
	New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/10	(Prere.)	4,365	4,629
	New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/10	(Prere.)	5,960	6,321
	New York City NY Transitional Finance Auth. Rev.	5.875%	5/1/10	(Prere.)	6,000	6,408

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/13		14,000	14,870
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/14		5,000	5,299
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/18	(2)	5,000	5,323
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.250%	5/1/09	(Prere.)	1,170	1,213
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.250%	5/1/09	(Prere.)	70	73
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.250%	5/1/09	(Prere.)	2,235	2,316
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	5/15/09	(Prere.)	315	326
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	5/15/09	(Prere.)	9,685	10,007
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.500%	2/15/10	(Prere.)	5,945	6,272
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/11	(1)(Prere.)	4,090	4,376
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13	(1)	11,500	12,406
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13	(1)	14,645	15,770
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.250%	7/1/11		4,160	4,427
New York State Dormitory Auth. Rev.
(Jewish Medical Center)	5.250%	7/1/08	(1)(Prere.)	4,000	4,086
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.250%	8/15/08	(1)(Prere.)	5	5
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.250%	8/15/08	(1)(Prere.)	5	5
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.250%	2/15/11	(1)	7,360	7,519
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/23	(3)	6,415	6,681
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/24	(3)	6,740	7,002
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	12/15/13		2,135	2,295
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	12/15/14		3,250	3,510
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/23		5,000	5,241
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/25	(2)	8,740	10,002
New York State Dormitory Auth. Rev.
(Second Hosp.)	5.000%	2/15/08	(4)(Prere.)	4,500	4,586
New York State Dormitory Auth. Rev.
(Second Hosp.)	5.100%	2/15/08	(4)(Prere.)	6,285	6,408
New York State Dormitory Auth. Rev.
(Second Hosp.)	5.100%	2/15/08	(2)(Prere.)	6,000	6,117
New York State Dormitory Auth. Rev.
(Second Hosp.)	5.100%	2/15/11	(2)	4,040	4,118
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/10	(2)	3,920	4,068
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/11	(2)	3,610	3,743
New York State Power Auth. Rev.	5.250%	11/15/12	(Prere.)	20,710	22,391
New York State Power Auth. Rev.	5.250%	11/15/12	(Prere.)	35,425	38,300
New York State Thruway Auth. Rev.	5.000%	1/1/20	(1)	9,440	10,124
New York State Thruway Auth. Rev.	5.000%	1/1/22	(3)	10,000	10,656

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Thruway Auth. Rev.	5.000%	1/1/23	(2)	20,000	20,942
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	6.250%	4/1/10	(4)(ETM)	6,725	7,166
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/11	(3)	4,000	4,068
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/12	(3)	6,220	6,325
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/12	(1)	20,000	21,581
New York State Thruway Auth. Rev.
(Personal Income Tax)	5.500%	3/15/12	(1)(Prere.)	3,000	3,244
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/22	(1)	23,030	26,181
Port Auth. of New York & New Jersey
Special Obligation Rev. (Versatile Structure) VRDO	3.500%	11/1/07		3,500	3,500
Suffolk County NY Water Auth. Rev.	6.800%	6/1/12	(ETM)	10,060	10,935
Triborough Bridge & Tunnel Auth. New York Rev.	6.600%	1/1/10	(ETM)	55,325	57,925
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/12	(ETM)	18,920	19,664
Triborough Bridge & Tunnel Auth. New York Rev.	6.000%	1/1/12	(ETM)	12,000	12,756
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17		20,000	21,337
					1,028,616
North Carolina (3.6%)
Cumberland County NC Hosp. Fac. Rev.
(Cape Fear Hosp.)	5.250%	10/1/09	(Prere.)	10,000	10,417
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/11		25,000	26,019
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/12		14,875	15,623
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13		25,000	26,445
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14		15,000	16,066
North Carolina Eastern Muni. Power Agency Rev.	5.300%	1/1/15		4,000	4,193
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/16		3,000	3,148
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/17		4,700	4,918
North Carolina GO	5.000%	6/1/09		11,500	11,786
North Carolina GO	5.000%	6/1/10		13,820	14,362
North Carolina GO	5.250%	6/1/11		10,375	10,999
North Carolina GO	5.000%	3/1/12		7,400	7,842
North Carolina GO	5.000%	4/1/14		42,045	45,340
North Carolina GO	5.000%	5/1/14		30,280	32,342
North Carolina GO	5.000%	3/1/15		12,875	13,961
North Carolina GO	5.000%	3/1/16		23,510	25,573
North Carolina GO	5.000%	9/1/16		10,000	10,914
North Carolina GO	5.000%	3/1/17		10,000	10,900
North Carolina GO	5.000%	3/1/18		25,000	27,109
North Carolina GO	5.000%	3/1/19		22,520	24,295
North Carolina GO	5.000%	3/1/20		20,000	21,177
North Carolina Infrastructure Financial Corp. COP
Capital Improvements	5.000%	2/1/18	(4)	9,675	10,346
North Carolina Infrastructure Financial Corp. COP
Capital Improvements	5.000%	2/1/19	(4)	10,000	10,639
North Carolina Infrastructure Financial Corp. COP
Capital Improvements	5.000%	2/1/21	(4)	10,000	10,568
North Carolina Muni. Power Agency Rev.	5.250%	1/1/09	(1)	8,500	8,679
North Carolina Muni. Power Agency Rev.	5.250%	1/1/16	(4)	10,000	10,698
North Carolina Muni. Power Agency Rev.	5.250%	1/1/17	(4)	15,290	16,276
North Carolina Muni. Power Agency Rev.	5.250%	1/1/18	(1)	69,720	74,015
North Carolina Muni. Power Agency Rev.	5.250%	1/1/19	(1)	38,600	40,941
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20	(1)	10,000	10,516

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wake County NC Public Improvement GO	5.000%	3/1/18	22,415	24,305
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	1,970	2,119
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	2,380	2,560
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/13	1,500	1,609
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/14	1,240	1,330
				588,030
Ohio (3.1%)
Akron OH GO	5.000%	12/1/18 (2)	5,300	5,663
Buckeye OH Tobacco Settlement
Financing Corp. Rev.	5.125%	6/1/24	64,000	61,677
Cincinnati OH City School Dist. GO	5.250%	12/1/20 (3)	7,000	7,771
Cincinnati OH City School Dist. GO	5.250%	12/1/21 (3)	5,710	6,349
Cincinnati OH City School Dist. GO	5.250%	12/1/22 (3)	10,000	11,140
Cincinnati OH City School Dist. GO	5.250%	12/1/23 (3)	5,000	5,578
Cincinnati OH City School Dist. GO	5.250%	12/1/24 (3)	10,000	11,167
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	8,150	8,888
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	14,710	16,042
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	9,185	10,017
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	5,000	5,453
Cleveland OH GO	5.500%	8/1/08 (1)	6,295	6,388
Cleveland OH Public Power System Rev.	5.000%	11/15/21 (3)	7,455	7,848
Cleveland OH Public Power System Rev.	5.000%	11/15/22 (3)	14,065	14,763
Cleveland OH Public Power System Rev.	5.000%	11/15/23 (3)	7,705	8,064
Cleveland OH Public Power System Rev.	5.000%	11/15/24 (3)	7,350	7,681
Cleveland OH Water Works Rev.	5.250%	1/1/08 (4)(Prere.)	1,160	1,175
Cleveland OH Water Works Rev.	5.250%	1/1/08 (4)(Prere.)	3,255	3,297
Cleveland OH Water Works Rev.	5.250%	1/1/09 (4)	1,340	1,357
Cleveland OH Water Works Rev.	5.250%	1/1/10 (4)	3,745	3,793
Cleveland OH Water Works Rev.	5.375%	1/1/13 (4)	3,455	3,683
Columbus OH City School Dist. School Fac.
Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,516
Columbus OH GO	5.500%	7/1/10	10,380	10,925
Hamilton County OH Sales Tax Rev.	5.000%	12/1/18 (2)	7,950	8,526
Hamilton County OH Sales Tax Rev.	5.000%	12/1/19 (2)	22,380	23,894
Hamilton County OH Sales Tax Rev.	5.000%	12/1/23 (2)	21,215	22,370
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/12	6,800	7,284
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	9/1/13 (1)	3,000	3,064
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/13	6,810	7,268
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/14	6,000	6,387
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/15	4,000	4,244
Montgomery County OH Rev.
(Catholic Health Initiatives)	5.000%	5/1/30	20,000	20,232
Ohio Building Auth. Rev.
(Administration Building Fund)	5.500%	10/1/11 (4)(Prere.)	6,605	7,082
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/12 (4)	5,000	5,344
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/13 (4)	3,000	3,206
Ohio Building Auth. Rev. (State Correctional Fac.)	5.250%	4/1/17	5,565	6,119
Ohio GO	5.625%	5/1/10 (Prere.)	5,065	5,328
Ohio GO	7.625%	8/1/10	3,510	3,886
Ohio GO	5.375%	2/1/11 (Prere.)	7,255	7,667
Ohio GO	5.375%	2/1/11 (Prere.)	7,645	8,079

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio GO	5.375%	2/1/11 (Prere.)	5,000	5,284
Ohio GO	5.375%	2/1/11 (Prere.)	5,500	5,812
Ohio GO	5.375%	2/1/11 (Prere.)	3,485	3,683
Ohio GO	5.250%	8/1/13 (4)	12,435	13,483
Ohio GO	5.500%	8/1/13	2,945	3,228
Ohio GO	5.500%	11/1/14	11,185	12,412
Ohio GO	5.000%	9/15/18	12,755	13,638
Ohio GO	5.000%	11/1/18	7,710	8,251
Ohio Higher Educ. Capital Fac. Rev.	5.250%	11/1/14	3,710	3,970
Ohio Higher Educ. GO	5.000%	8/1/12	6,525	6,929
Ohio Higher Educ. GO	5.000%	11/1/23	8,905	9,377
Ohio Higher Educ. GO	5.000%	2/1/25	5,000	5,213
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	11,915
Ohio Infrastructure Improvement GO	5.000%	9/1/24	8,720	9,117
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	6/1/21	5,540	6,286
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	12/1/21	5,555	6,323
Univ. of Cincinnati OH General Receipts	5.500%	6/1/13 (3)	2,700	2,898
Univ. of Cincinnati OH General Receipts	5.500%	6/1/14 (3)	1,000	1,072
				504,106
Oklahoma (0.5%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11 (2)	7,600	8,282
Oklahoma State Capitol Improvement
Auth. Fac. Rev.	5.000%	7/1/25 (2)	15,070	15,742
Oklahoma State Capitol Improvement
Auth. Fac. Rev.	5.000%	7/1/26 (2)	12,000	12,511
Oklahoma State Capitol Improvement
Auth. Fac. Rev.	5.000%	7/1/27 (2)	20,110	20,940
Oklahoma State Capitol Improvement
Auth. Fac. Rev.	5.000%	7/1/29 (2)	13,930	14,477
Oklahoma Turnpike Auth.	5.500%	1/1/09 (3)	6,000	6,145
				78,097
Oregon (0.7%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.500%	2/15/09	7,715	7,891
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.500%	2/15/10	9,955	10,380
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/12	2,955	3,173
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/13	5,580	5,970
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/14	5,825	6,217
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/15	4,395	4,679
Oregon State Dept. Administrative Services	5.750%	4/1/09 (4)(Prere.)	2,500	2,602
Oregon State Dept. Administrative Services	5.750%	4/1/09 (4)(Prere.)	3,000	3,122
Oregon State Dept. Administrative Services	5.750%	4/1/09 (4)(Prere.)	8,715	9,069
Oregon State Dept. Administrative Services	5.750%	4/1/10 (4)	7,560	7,867
Oregon State Dept. Administrative Services	5.000%	4/1/25 (4)	5,675	5,984
Oregon State Dept. Administrative Services	5.000%	4/1/26 (4)	11,210	11,803
Portland OR Sewer System Rev.	5.000%	6/1/12 (1)	27,230	28,889
				107,646

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Pennsylvania (4.8%)
	Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/24 (1)	14,050	14,708
	Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/25 (1)	10,000	10,442
	Delaware County PA Hosp. Auth. Rev.
	(Crozer Keystone Obligated Group)	5.000%	12/15/17	3,790	3,837
	Delaware County PA Hosp. Auth. Rev.
	(Crozer Keystone Obligated Group)	5.000%	12/15/18	3,985	4,017
	Delaware County PA Hosp. Auth. Rev.
	(Crozer Keystone Obligated Group)	5.000%	12/15/19	4,175	4,184
	Delaware County PA Hosp. Auth. Rev.
	(Crozer Keystone Obligated Group)	5.000%	12/15/26	13,070	12,724
	Delaware County PA IDA Resource
	Recovery Rev. (American Fuel)	6.000%	1/1/09	5,355	5,442
1	Delaware River Joint Toll Bridge Comm.
	Pennsylvania & New Jersey Rev. TOB VRDO	3.510%	11/7/07 (1)	12,865	12,865
	Northampton County PA General Purpose Auth.
	Univ. Rev. (Lehigh Univ.) VRDO	3.450%	11/7/07	23,500	23,500
	Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	3,000	3,455
	Pennsylvania GO	6.000%	7/1/08	8,220	8,359
	Pennsylvania GO	5.000%	9/15/08	7,150	7,248
	Pennsylvania GO	5.000%	3/1/11	14,735	15,424
	Pennsylvania GO	5.250%	2/1/12 (3)	5,000	5,336
	Pennsylvania GO	5.000%	3/1/12	24,335	25,733
	Pennsylvania GO	5.500%	5/1/12 (4)(Prere.)	10,000	10,809
	Pennsylvania GO	5.250%	7/1/12	25,200	27,004
	Pennsylvania GO	5.000%	10/1/12 (3)	9,430	10,042
	Pennsylvania GO	5.000%	7/1/14 (1)	5,850	6,241
	Pennsylvania GO	5.000%	9/1/14 (4)	25,000	26,972
	Pennsylvania GO	5.250%	7/1/15	49,130	53,896
	Pennsylvania GO	5.375%	7/1/18 (4)	13,000	14,515
	Pennsylvania GO	5.000%	3/1/20	18,270	19,490
	Pennsylvania GO	5.000%	11/1/20	17,730	18,983
	Pennsylvania GO	5.000%	1/1/22	37,805	39,849
	Pennsylvania GO	5.000%	1/1/23	39,695	41,729
	Pennsylvania GO	5.000%	10/1/23	10,900	11,501
	Pennsylvania GO	5.000%	1/1/25	23,760	24,877
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Univ. of Pittsburgh Medical Center)	5.250%	8/1/11 (4)	8,195	8,510
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Univ. of Pittsburgh Medical Center)	5.250%	8/1/12 (4)	2,750	2,848
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Univ. of Pittsburgh Medical Center)	5.250%	8/1/13 (4)	4,000	4,137
	Pennsylvania Intergovernmental
	Cooperation Auth. Rev.	5.250%	6/15/11 (3)	10,000	10,265
	Pennsylvania Intergovernmental
	Cooperation Auth. Rev.	5.250%	6/15/12 (3)	6,660	6,833
	Pennsylvania Intergovernmental
	Cooperation Auth. Rev.	5.250%	6/15/13 (3)	5,000	5,130
	Pennsylvania Public School Building Auth.
	Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23 (4)	7,130	7,507
	Pennsylvania Public School Building Auth.
	Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23 (4)	10,600	11,096
	Pennsylvania Public School Building Auth.
	Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24 (4)	11,130	11,634
	Pennsylvania Public School Building Auth.
	Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24 (4)	17,370	18,262

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/25 (4)	31,415	32,957
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/25 (4)	11,685	12,187
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/26 (4)	12,270	12,769
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/08 (2)(Prere.)	1,495	1,538
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/08 (2)(Prere.)	1,665	1,713
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	4,095	4,209
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)	460	473
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)	410	421
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	2,875	2,957
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/17 (2)	5,155	5,557
Philadelphia PA Airport Parking Auth.	5.250%	9/1/10 (2)	4,875	4,929
Philadelphia PA Gas Works Rev.	5.500%	7/1/09 (4)	10,820	10,952
Philadelphia PA Gas Works Rev.	5.250%	7/1/10 (4)	10,180	10,287
Philadelphia PA Gas Works Rev.	5.250%	7/1/11 (4)	5,000	5,052
Philadelphia PA GO	5.125%	5/15/09 (3)	2,000	2,051
Philadelphia PA GO	5.250%	3/15/10 (4)	1,755	1,812
Philadelphia PA GO	5.125%	5/15/10 (3)	11,695	12,095
Philadelphia PA GO	5.250%	3/15/11 (4)	3,610	3,726
Philadelphia PA GO	5.125%	5/15/11 (3)	12,290	12,694
Philadelphia PA GO	5.250%	3/15/12 (4)	3,000	3,095
Philadelphia PA GO	5.125%	5/15/12 (3)	4,975	5,136
Philadelphia PA GO	5.125%	5/15/13 (3)	5,000	5,162
Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.750%	6/15/11 (3)	4,695	4,796
Philadelphia PA Muni. Auth. Rev.	5.250%	5/15/13 (4)	11,105	11,990
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14 (4)	5,965	6,452
Philadelphia PA School Dist. GO	6.250%	9/1/08 (2)	4,000	4,092
Philadelphia PA School Dist. GO	5.250%	4/1/09 (1)(Prere.)	3,920	4,017
Philadelphia PA School Dist. GO	6.250%	9/1/09 (2)	2,080	2,183
Philadelphia PA School Dist. GO	5.500%	8/1/12 (3)	10,815	11,709
Philadelphia PA School Dist. GO	5.000%	8/1/20 (2)	18,745	19,689
Philadelphia PA School Dist. GO	5.000%	8/1/21 (2)	10,000	10,477
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.850%	12/1/11 (Prere.)	4,860	5,323
				781,904
Puerto Rico (2.4%)
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19 (1)	35,430	37,699
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19 (4)	5,000	5,320
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/20 (1)	18,245	19,408
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/21 (1)	24,790	26,278
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (1)	17,800	19,809
Puerto Rico GO	5.500%	7/1/11 (4)	8,500	9,086
Puerto Rico GO	5.500%	7/1/13 (1)	5,000	5,477
Puerto Rico GO	5.500%	7/1/14 (1)	5,000	5,537
Puerto Rico GO	5.250%	7/1/20	14,955	15,586
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/11 (1)	2,835	3,102
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/13 (1)	7,220	8,181
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/15 (1)	5,590	6,517
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/16 (3)	8,885	9,583
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/22 (3)	7,580	8,436
Puerto Rico Muni. Finance Agency	5.875%	8/1/09 (4)(Prere.)	4,000	4,207
Puerto Rico Muni. Finance Agency	5.750%	8/1/12 (4)	2,470	2,588
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/11 (3)	48,810	42,871

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/12 (3)	34,465	29,112
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/17 (2)	6,390	7,206
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/18 (2)	6,430	7,266
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/29	25,000	25,893
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)((ETM)	19,980	24,291
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)(ETM)	17,110	20,802
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	43,740	46,455
				390,710
Rhode Island (0.3%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10 (1)(ETM)	18,465	19,614
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10 (1)(ETM)	8,385	8,576
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/09 (4)	3,335	3,432
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/10 (4)	3,000	3,136
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/11 (4)	5,000	5,295
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/12 (4)	5,000	5,355
Rhode Island Health & Educ. Building Corp. Rev.
(Hosp. Financing–Lifespan Obligation)	5.000%	5/15/26 (4)	5,000	5,183
				50,591
South Carolina (1.1%)
Charleston SC Educ. Excellence
Financing Corp. Rev.	5.250%	12/1/26	10,000	10,482
Charleston SC Educ. Excellence
Financing Corp. Rev.	5.250%	12/1/27	33,070	34,620
Charleston SC Educ. Excellence
Financing Corp. Rev.	5.250%	12/1/28	5,330	5,572
Medical Univ. South Carolina Hosp. Auth. Hosp.
Fac. Rev.	6.250%	8/15/12 (Prere.)	13,000	14,508
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/22 (3)	9,950	5,224
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/23 (3)	8,780	4,366
South Carolina GO	5.000%	7/1/08	2,750	2,779
South Carolina GO	5.000%	11/1/15	7,190	7,823
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/10 (ETM)	10,500	11,133
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	7,000	7,861
South Carolina Jobs Econ. Dev. Auth. Rev.
(Bon Secours Health System)	5.625%	11/15/30	8,530	8,791
South Carolina Public Service Auth. Rev.	5.375%	1/1/13 (4)	7,300	7,782
South Carolina Public Service Auth. Rev.	5.500%	1/1/13 (4)	5,000	5,432
South Carolina Public Service Auth. Rev.	5.000%	1/1/21 (1)	15,600	16,476
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09 (1)(Prere.)	6,245	6,569
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09 (1)(Prere.)	9,020	9,488
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09 (1)(Prere.)	8,495	8,935
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/11 (1)	6,925	7,269
				175,110
Tennessee (2.3%)
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.400%	4/1/09 (Prere.)	3,465	3,587
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.500%	4/1/09 (Prere.)	4,495	4,659
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.500%	4/1/09 (Prere.)	2,660	2,757

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.625%	4/1/09 (Prere.)	2,000	2,076
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.750%	4/1/09 (Prere.)	13,000	13,519
Memphis TN Electric System Rev.	5.000%	12/1/09 (1)	60,140	62,058
Memphis TN Electric System Rev.	5.000%	12/1/10 (1)	33,000	34,476
Memphis TN GO	5.000%	11/1/20 (1)	16,000	16,951
Memphis TN GO	5.000%	11/1/21 (1)	5,830	6,156
Memphis TN GO	5.000%	11/1/22 (1)	5,000	5,266
Montgomery County TN Public
Building Auth. Pooled Financial Rev.
(Tennessee County Loan Pool) VRDO	3.580%	11/1/07 LOC	11,255	11,255
Shelby County TN GO	0.000%	12/1/11	10,000	8,592
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/21	5,000	5,138
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/22	5,000	5,123
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/23	7,500	7,674
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/24	8,000	8,174
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/25	5,000	5,102
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/26	7,000	7,133
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16	17,500	17,960
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/17	33,305	34,697
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/18	41,070	42,720
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20	25,000	25,112
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/20	12,000	12,338
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/21	25,000	24,926
				367,449
Texas (7.8%)
Austin TX Combined Util. System Rev.	0.000%	11/15/10 (2)	5,000	4,470
Austin TX Combined Util. System Rev.	0.000%	11/15/11 (2)	16,050	13,808
Austin TX Combined Util. System Rev.	0.000%	11/15/11 (1)	18,100	15,572
Austin TX Combined Util. System Rev.	5.125%	5/15/14 (4)	8,770	8,781
Austin TX Combined Util. System Rev.	0.000%	5/15/18 (3)	25,215	16,031
Austin TX Combined Util. System Rev.	0.000%	5/15/19 (3)	28,160	17,023
Austin TX Independent School Dist. GO	5.000%	8/1/13	10,000	10,682
Carrollton TX Independent School Dist. GO	6.000%	2/15/09 (Prere.)	2,760	2,848
Carrollton TX Independent School Dist. GO	6.000%	2/15/09 (Prere.)	3,105	3,204
Dallas TX GO	5.000%	2/15/19	11,675	12,315
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke’s Episcopal Hosp.) VRDO	3.580%	11/1/07	27,900	27,900
Harris County TX Sports Auth. Rev.	0.000%	11/15/23 (1)	7,000	3,307
Harris County TX Toll Road Rev.	5.375%	8/15/12 (4)	10,000	10,769
Houston TX Community College System Rev.	5.000%	4/15/21 (10)	9,200	9,646
Houston TX GO	7.000%	3/1/08	15,860	16,003
Houston TX GO	5.250%	3/1/09 (Prere.)	4,815	4,927
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	3,925	4,167
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	11,450	12,155
Houston TX GO	5.250%	3/1/11	1,185	1,208
Houston TX GO	5.500%	3/1/11 (4)	1,050	1,105
Houston TX GO	5.750%	3/1/12 (4)	1,105	1,169
Houston TX GO	5.750%	3/1/13 (4)	375	397

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.500%	9/1/10 (2)	9,155	9,649
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/12 (2)	9,995	10,617
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/12 (2)	4,460	4,738
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/13 (2)	10,545	11,201
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.750%	9/1/13 (2)	13,840	14,885
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/14 (2)	6,190	6,575
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/15 (2)	10,750	11,419
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.750%	9/1/16 (2)	5,540	5,961
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	0.000%	9/1/17 (2)	13,760	9,085
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.750%	9/1/17 (2)	5,855	6,276
Houston TX Independent School Dist. GO	0.000%	8/15/15	5,355	3,902
Houston TX Water & Sewer System Rev.	0.000%	12/1/10 (2)	5,000	4,460
Houston TX Water & Sewer System Rev.	5.750%	12/1/12 (2)(Prere.)	8,000	8,816
Houston TX Water & Sewer System Rev.	5.500%	12/1/14 (4)	22,500	24,092
Houston TX Water & Sewer System Rev.	5.500%	12/1/15 (4)	7,250	7,763
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/09 (4)(Prere.)	5	5
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09 (4)(Prere.)	5	5
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	190	202
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	285	303
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	175	186
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	80	85
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	125	133
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	180	191
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	250	265
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/11 (4)	14,195	14,793
Lower Colorado River Auth. Texas Rev.	5.000%	1/1/12 (4)(ETM)	2,520	2,661
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/12 (1)	3,725	3,942
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/13 (1)	2,810	2,972
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/14 (1)	4,190	4,432
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/14 (4)	5,000	5,217
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/15 (4)	23,995	25,035
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/16 (1)	1,875	1,983
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/17 (1)	2,825	2,977
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/19 (1)	2,820	2,967
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/20 (1)	1,920	2,020
North Texas Health Fac. Dev.	5.750%	2/15/08 (1)(Prere.)	4,115	4,222
SA Energy Acquisition Public Fac. Corp.
Texas Gas Supply Rev.	5.250%	8/1/17	16,500	17,186
SA Energy Acquisition Public Fac. Corp.
Texas Gas Supply Rev.	5.250%	8/1/18	15,985	16,623
SA Energy Acquisition Public Fac. Corp.
Texas Gas Supply Rev.	5.500%	8/1/19	16,500	17,420
San Antonio TX Electric & Gas Rev.	5.250%	2/1/09 (Prere.)	5,910	6,096
San Antonio TX Electric & Gas Rev.	5.250%	2/1/09 (Prere.)	2,985	3,079
San Antonio TX Electric & Gas Rev.	5.250%	2/1/09 (Prere.)	6,140	6,275
San Antonio TX Electric & Gas Rev.	5.250%	2/1/09 (Prere.)	2,110	2,176
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	20,440	21,462

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	10,205	10,715
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	12,100	12,705
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	9,200	9,660
San Antonio TX Electric & Gas Rev.	5.500%	2/1/11	12,225	12,950
San Antonio TX Electric & Gas Rev.	5.000%	2/1/12 (4)	5,000	5,273
San Antonio TX Electric & Gas Rev.	5.250%	2/1/12	5,515	5,678
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	10,000	10,709
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	6,490	6,942
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	5,445	5,825
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	8,140	8,717
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13	5,000	5,373
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13	3,890	4,005
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13	10,000	10,806
San Antonio TX Electric & Gas Rev.	5.375%	2/1/15	7,250	7,966
San Antonio TX Electric & Gas Rev.	5.375%	2/1/16	16,825	17,882
San Antonio TX Electric & Gas Rev.	5.375%	2/1/17	7,580	8,038
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21	10,000	10,503
San Antonio TX Electric & Gas Rev.	5.000%	2/1/22	20,450	21,405
San Antonio TX Electric & Gas Rev.	5.000%	2/1/23	22,000	22,965
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24	17,600	18,270
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24	15,000	15,571
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24	23,000	23,977
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25	10,000	10,404
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25	39,660	41,096
San Antonio TX Independent School Dist. GO	5.000%	8/15/16	8,460	9,067
Tarrant County TX Health Resources	5.750%	2/15/08 (1)(Prere.)	7,670	7,870
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/16	10,360	11,141
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/17	10,000	10,722
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/18	10,000	10,654
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13	5,535	5,902
Texas GO Public Finance Auth.	5.500%	10/1/09	7,000	7,269
Texas GO Public Finance Auth.	5.500%	10/1/12	13,455	14,386
Texas GO Public Finance Auth.	5.500%	10/1/13	19,175	20,502
Texas GO Public Finance Auth.	5.375%	10/1/14	21,310	22,930
Texas Muni. Gas Acquisition & Supply Corp. Rev.	4.215%	9/15/10	55,000	53,900
Texas Muni. Power Agency Rev.	0.000%	9/1/10 (2)	11,100	10,002
Texas Muni. Power Agency Rev.	0.000%	9/1/10 (2)(ETM)	740	667
Texas Muni. Power Agency Rev.	0.000%	9/1/12 (2)(ETM)	375	313
Texas Muni. Power Agency Rev.	0.000%	9/1/12 (2)	4,800	4,000
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)(ETM)	125	100
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)	11,375	9,091
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (1)(ETM)	125	96
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (1)	5,540	4,235
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)(ETM)	110	81
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)	13,140	9,578
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (1)(ETM)	110	77
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (1)	22,795	15,822
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)(ETM)	415	275
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)	31,295	20,662
Texas State Transp. Comm. First Tier	5.000%	4/1/19	10,000	10,620
Texas State Transp. Comm. First Tier	5.000%	4/1/20	8,850	9,360
Texas State Transp. Comm. First Tier	5.000%	4/1/21	10,555	11,125
Texas State Transp. Comm. First Tier	5.000%	4/1/22	10,000	10,511
Texas State Transp. Comm. First Tier	5.000%	4/1/23	12,500	13,103
Texas State Transp. Comm. First Tier	5.000%	4/1/24	10,000	10,468
Texas State Transp. Comm. First Tier	5.000%	4/1/25	10,000	10,447
Texas State Transp. Comm. First Tier	5.000%	4/1/26	8,000	8,340

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/23 (2)	10,040	10,504
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/24 (2)	11,940	12,474
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/25 (2)	6,555	6,835
Texas Transp. Comm. Mobility Fund	5.000%	4/1/23	10,000	10,529
Texas Turnpike Auth. Central Texas
Turnpike System Rev.	5.000%	6/1/08	53,195	53,686
Tomball TX Hosp. Auth. Rev.	5.750%	7/1/14	8,500	8,710
Tomball TX Hosp. Auth. Rev.	6.000%	7/1/19	3,600	3,684
Univ. of Houston TX Rev.	5.250%	2/15/09 (4)	3,080	3,150
Univ. of Texas Permanent Univ. Fund Rev.	5.375%	8/15/11 (Prere.)	8,290	8,834
Univ. of Texas Permanent Univ. Fund Rev.	5.250%	8/15/14	7,590	8,270
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/20	9,785	10,389
				1,279,655
Utah (0.4%)
Intermountain Power Agency Utah
Power Supply Rev.	5.250%	7/1/09 (1)(ETM)	5,180	5,327
Intermountain Power Agency Utah
Power Supply Rev.	5.250%	7/1/09 (1)	36,060	36,821
Utah GO	5.000%	7/1/08 (Prere.)	10,700	10,810
Utah GO	5.000%	7/1/12	5,000	5,309
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/10 (4)	7,000	6,425
				64,692
Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19	5,865	6,317

Virginia (1.8%)
Fairfax County VA Public Improvement GO	5.000%	10/1/08	12,455	12,637
Fairfax County VA Public Improvement GO	5.000%	10/1/10	35,195	36,755
Stafford County VA Econ. Dev. Auth.
Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/26	2,425	2,487
Stafford County VA Econ. Dev. Auth.
Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/31	22,515	22,841
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	31,190	34,931
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	1,950	1,995
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	610	624
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	580	593
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	1,010	1,033
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/10	7,740	7,917
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/11	3,990	4,080
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/12	2,390	2,444
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/13	1,170	1,196
Virginia College Building Auth. Educ. Fac. Rev.
(21st Century College)	5.000%	2/1/17	10,935	11,842
Virginia College Building Auth. Educ. Fac. Rev.
(21st Century College)	5.000%	2/1/18	10,595	11,406
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ.	5.750%	9/1/10 (Prere.)	4,310	4,578
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ.	5.750%	9/1/11	4,085	4,328
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/18	8,010	8,596
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/19	8,430	9,006
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/20	8,855	9,427

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/21	9,320	9,893
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/22	9,105	9,637
Virginia Commonwealth Transp. Board Transp. Rev.
(U.S. Route 58 Corridor)	5.000%	5/15/17	12,985	14,084
Virginia Commonwealth Transp. Board Transp. Rev.
(U.S. Route 58 Corridor)	5.000%	5/15/23	19,245	20,283
Virginia Commonwealth Transp. Board Transp. Rev.
(U.S. Route 58 Corridor)	5.000%	5/15/24	20,205	21,266
Virginia GO	5.000%	6/1/15	10,000	10,761
Virginia GO	5.000%	6/1/16	5,000	5,448
Virginia Public School Auth. Rev.	5.000%	8/1/08	7,675	7,766
Virginia Public School Auth. Rev.	5.250%	8/1/08	5,585	5,661
				293,515
Washington (0.5%)
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/15 (1)	10,000	7,256
King County WA School Dist. GO	5.500%	12/1/07 (3)(Prere.)	5,635	5,643
Port of Seattle WA Rev.	5.000%	3/1/20 (1)	9,035	9,487
Port of Seattle WA Rev.	5.000%	3/1/21 (1)	5,000	5,237
Snohomish County WA Mukilteo School Dist.	6.500%	12/1/11	5,825	6,330
Washington GO	5.500%	7/1/10 (Prere.)	6,755	7,106
Washington GO	6.250%	2/1/11	5,510	5,748
Washington GO	5.700%	10/1/15 (4)	10,000	10,969
Washington GO	5.000%	7/1/21 (4)	7,050	7,451
Washington GO	5.000%	7/1/21 (4)	10,495	11,091
				76,318
West Virginia (0.1%)
West Virginia Building Comm. Rev.	5.250%	7/1/08 (1)	2,150	2,174
West Virginia GO	5.250%	6/1/09 (4)(Prere.)	10,000	10,371
West Virginia GO	5.750%	6/1/09 (Prere.)	5,000	5,224
				17,769
Wisconsin (1.3%)
Wisconsin GO	5.000%	5/1/10	14,420	14,947
Wisconsin GO	5.000%	5/1/11	15,180	15,914
Wisconsin GO	5.250%	5/1/11 (1)(Prere.)	5,000	5,277
Wisconsin GO	5.750%	5/1/11 (Prere.)	20,000	21,463
Wisconsin GO	5.750%	5/1/11 (Prere.)	18,000	19,305
Wisconsin GO	5.750%	5/1/11 (Prere.)	20,315	21,801
Wisconsin GO	5.250%	5/1/12	15,975	17,073
Wisconsin GO	5.250%	5/1/13	16,810	18,142
Wisconsin GO	5.500%	5/1/13 (1)	7,000	7,645
Wisconsin GO	5.000%	5/1/15 (1)	14,975	16,155
Wisconsin GO	5.500%	5/1/15 (1)	15,000	16,668
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ascension Health)	5.000%	11/15/31	27,900	28,203
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ascension Health)	5.000%	11/15/36	10,000	10,043
				212,636
Total Municipal Bonds (Cost $15,455,569)				15,636,576

Intermediate-Term Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (2.9%)
[2] Vanguard Municipal Cash Management Fund
(Cost $473,363)	3.425%	473,362,722	473,363
Total Investments (98.6%) (Cost $15,928,932)			16,109,939
Other Assets and Liabilities (1.4%)
Other Assets—Note B			275,928
Liabilities			(51,276)
			224,652
Net Assets (100%)			16,334,591

At October 31, 2007, net assets consisted of:3

Amount
($000)
Paid-in Capital	16,261,489
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(107,905)
Unrealized Appreciation	181,007
Net Assets	16,334,591

Investor Shares—Net Assets
Applicable to 367,933,218 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,851,105
Net Asset Value Per Share—Investor Shares	$13.18

Admiral Shares—Net Assets
Applicable to 870,966,944 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,483,486
Net Asset Value Per Share—Admiral Shares	$13.18

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of these securities was $117,455,000, representing 0.7% of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  See Note D in Notes to Financial Statements for the tax-basis components of net assets. For key to abbreviations and other references, see back cover.

Insured Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Municipal Bonds (99.3%)
Alabama (2.8%)
	Alabama Special Care Fac. Financing Auth.
	Mobile Rev. (Ascension Health)	5.000%	11/15/39	42,610	42,751
	Houston County AL Health Care Auth. Rev.	5.250%	10/1/30 (2)	9,000	9,473
	Mobile AL Water & Sewer Comm.	5.000%	1/1/31 (1)	17,500	18,140
	Mobile AL Water & Sewer Comm.	5.000%	1/1/36 (1)	24,610	25,391
					95,755
Alaska (0.3%)
	Anchorage AK Electric Rev.	8.000%	12/1/09 (1)	2,565	2,794
	Anchorage AK Electric Rev.	8.000%	12/1/10 (1)	2,960	3,339
	North Slope Borough AK GO	0.000%	6/30/10 (1)	4,000	3,626
					9,759
Arizona (2.0%)
	Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	4,905	5,284
	Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	5,345	5,758
	Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	4,460	4,805
	Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	5,520	5,947
	Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	2,285	2,462
	Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	4,340	4,676
	Arizona State Univ. COP	5.375%	7/1/13 (1)	2,905	3,114
	Maricopa County AZ IDA Health Fac. Rev.
	(Catholic Healthcare West)	5.250%	7/1/32	8,170	8,331
	Maricopa County AZ Rev. (Samaritan Health Service)	7.000%	12/1/16 (1)(ETM)	8,650	10,439
	Mesa AZ Util. System Rev.	5.250%	7/1/14 (3)	10,000	10,902
	Tucson AZ Water System Rev.	5.500%	7/1/17 (3)	4,850	5,296
					67,014
Arkansas (0.2%)
	North Little Rock AR Electric Rev.	6.500%	7/1/10 (1)	2,230	2,331
	North Little Rock AR Electric Rev.	6.500%	7/1/15 (1)	4,500	5,104
					7,435
California (15.2%)
	California Dept. of Water Resources
	Water System Rev. (Central Valley)	5.250%	12/1/15 (3)	14,740	15,913
	California Dept. of Water Resources
	Water System Rev. (Central Valley)	5.250%	12/1/16 (3)	10,000	10,796
	California Dept. of Water Resources
	Water System Rev. (Central Valley)	5.250%	12/1/17 (3)	10,050	10,850
	California Dept. of Water Resources
	Water System Rev. (Central Valley)	5.250%	12/1/18 (3)	7,890	8,420
	California Dept. of Water Resources
	Water System Rev. (Central Valley)	5.250%	12/1/19 (3)	5,310	5,666
	California GO	5.000%	2/1/14 (2)(Prere.)	3,565	3,861
	California GO	5.000%	2/1/14 (2)(Prere.)	1,500	1,624
1	California GO	5.000%	11/1/18 (3)	13,455	14,511
1	California GO	5.000%	11/1/19 (1)	20,000	21,482
	California GO	4.500%	10/1/36	30,000	27,675
	California Health Fac. Finance Auth. Rev.
	(Pomona Valley Hosp.)	5.750%	7/1/15 (1)	8,205	8,384
	California State Econ. Recovery Bonds	5.250%	7/1/14 (3)	23,680	25,932
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (2)(Prere.)	26,020	27,833
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/35 (3)	30,000	30,625
	Grossmont CA Healthcare Dist. GO	5.000%	7/15/37 (2)	35,270	36,279
	Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/38 (2)	18,000	18,385
	Los Angeles CA USD GO	5.250%	7/1/13 (4)(Prere.)	9,000	9,812

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA USD GO	5.250%	7/1/13 (4)(Prere.)	9,000	9,812
Los Angeles CA USD GO	5.000%	7/1/25 (4)	6,980	7,368
Los Angeles CA USD GO	5.000%	7/1/26 (4)	7,435	7,843
Los Angeles CA USD GO	5.000%	7/1/26 (4)	27,240	28,734
MSR California Public Power Agency Rev.
(San Juan Project)	6.125%	7/1/13 (2)	9,000	9,797
MSR California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (1)(ETM)	10,915	12,897
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/22 (2)(ETM)	20,225	24,249
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30 (2)	45,395	49,872
Sacramento CA Muni. Util. Dist. Rev.	6.500%	9/1/13 (1)	8,895	9,872
San Diego CA USD GO	5.500%	7/1/22 (1)	9,160	10,378
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10 (2)	1,275	1,345
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15 (3)	5,000	5,557
Ukiah CA Electric Rev.	6.250%	6/1/18 (1)	6,330	7,236
Univ. of California Rev.	4.500%	5/15/31 (4)	54,470	53,384
				516,392
Colorado (4.3%)
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.000%	9/1/41	30,000	29,998
Colorado Springs CO Util. System Rev.	5.375%	11/15/16 (2)	12,790	13,766
Colorado Springs CO Util. System Rev.	5.375%	11/15/17 (2)	13,490	14,488
Colorado Springs CO Util. System Rev.	5.375%	11/15/18 (2)	10,000	10,721
Colorado Springs CO Util. System Rev.	5.000%	11/15/43	17,725	18,039
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15 (1)	5,795	4,224
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (1)	8,000	4,763
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/23 (1)	35,275	17,010
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/18 (4)	5,960	5,524
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/21 (2)	15,000	13,932
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/25 (4)	16,000	14,806
				147,271
Connecticut (0.3%)
Connecticut GO	5.125%	11/15/16	10,000	10,561

Florida (7.4%)
Alachua County FL Health Fac. Auth. Rev.
(Shands Healthcare Project)	4.636%	12/1/37	10,000	9,368
Brevard County FL School Board COP	5.000%	7/1/29 (2)	5,000	5,138
Davie FL Water & Sewer Rev.	6.375%	10/1/12 (2)	2,620	2,856
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/15 (2)	10,000	10,956
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.000%	10/1/18 (1)	7,855	8,199
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.000%	10/1/19 (1)	6,390	6,648
Hillsborough County FL School Board COP	5.250%	7/1/16 (1)	13,300	14,507
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/09 (4)(Prere.)	1,850	1,903
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/39 (4)	3,150	3,198
Lake County FL School Board COP	5.000%	6/1/31 (2)	18,000	18,326
Miami-Dade County FL Expressway Auth.
Toll System Rev.	5.000%	7/1/39 (2)	39,015	40,109
Miami-Dade County FL School Board COP	6.000%	10/1/09 (4)(Prere.)	5,765	6,036
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	7,570	7,870

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL School Board COP	5.000%	11/1/26 (2)	5,270	5,467
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	10,000	10,270
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	5,000	5,135
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/13 (3)	9,695	11,925
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/15 (3)	4,000	4,875
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South FL Obligated Group)	5.000%	8/15/32	8,000	8,055
Sunshine State Florida Govt. Financing
Comm. Rev. VRDO	3.590%	11/1/07 (2)	21,000	21,000
Sunshine State Florida Govt. Financing
Comm. Rev. VRDO	3.640%	11/1/07 (2)	14,700	14,700
Tampa FL Util. Rev.	6.750%	10/1/10 (2)	9,330	10,161
Tampa FL Util. Rev.	6.750%	10/1/11 (2)	9,965	11,113
Tampa FL Util. Rev.	6.750%	10/1/12 (2)	10,635	12,116
				249,931
Georgia (4.7%)
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/15 (3)	8,500	9,386
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/16 (3)	7,000	7,755
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/17 (3)	8,000	8,789
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/33 (1)	32,425	33,002
Augusta GA Water & Sewer Rev.	5.000%	10/1/32 (4)	24,000	24,587
Dalton County GA Dev. Auth.
(Hamilton Health Care System)	5.500%	8/15/26 (1)	12,000	13,413
Fulton DeKalb GA Hosp. Auth.	5.250%	1/1/14 (4)	15,805	17,153
Henry County GA School Dist. GO	6.450%	8/1/11 (1)	3,400	3,614
Main Street Natural Gas Inc. Georgia
Gas Project Rev.	5.500%	9/15/25	20,000	20,504
Main Street Natural Gas Inc. Georgia
Gas Project Rev.	5.500%	9/15/27	15,000	15,291
Private Colleges & Univ. Auth. of Georgia Rev.
(Mercer Univ.)	6.500%	11/1/15 (1)(ETM)	5,000	5,788
				159,282
Hawaii (1.9%)
Hawaii Dept. of Budget & Finance
(Hawaii Electric Co. Inc.)	4.950%	4/1/12 (1)	15,000	15,720
Hawaii GO	5.875%	9/1/09 (4)(Prere.)	5,110	5,377
Honolulu HI City & County GO	8.000%	10/1/10 (ETM)	2,305	2,591
Honolulu HI City & County GO	5.250%	7/1/13 (3)	3,000	3,245
Honolulu HI City & County GO	5.250%	7/1/14 (3)	3,000	3,271
Honolulu HI City & County GO	5.000%	7/1/15 (3)	3,075	3,320
Honolulu HI City & County GO	5.250%	7/1/18 (3)	3,000	3,252
Honolulu HI City & County GO	5.250%	7/1/19 (3)	2,000	2,166
Honolulu HI City & County GO	5.000%	7/1/21 (3)	7,720	8,136
Honolulu HI City & County GO	5.000%	7/1/21 (3)	8,270	8,716
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12 (3)(Prere.)	4,615	5,004
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12 (3)(Prere.)	2,330	2,526
				63,324
Idaho (0.2%)
Boise State Univ. Idaho	5.000%	4/1/32 (1)	3,000	3,121
Boise State Univ. Idaho	5.000%	4/1/37 (1)	3,500	3,628
				6,749
Illinois (5.6%)
Chicago IL Board of Educ. GO	5.500%	12/1/10 (3)(Prere.)	7,000	7,416
Chicago IL GO	5.500%	1/1/11 (1)(Prere.)	245	262
Chicago IL GO	5.500%	1/1/11 (1)(Prere.)	18,110	19,342

Insured Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Chicago IL GO	0.000%	1/1/16 (1)(Prere.)	7,010	6,650
	Chicago IL GO	0.000%	1/1/16 (1)(Prere.)	3,695	3,506
	Chicago IL GO	0.000%	1/1/16 (1)(Prere.)	7,985	7,590
	Chicago IL GO	0.000%	1/1/20 (1)	5,000	4,641
	Chicago IL GO	0.000%	1/1/22 (1)	5,000	4,623
	Chicago IL GO	0.000%	1/1/24 (1)	2,480	2,283
	Chicago IL GO	0.000%	1/1/25 (1)	1,305	1,203
	Chicago IL GO	0.000%	1/1/28 (1)	2,820	2,582
	Chicago IL GO	5.000%	1/1/28 (4)	7,500	7,795
	Chicago IL GO	5.500%	1/1/38 (1)	6,490	6,826
	Chicago IL Neighborhoods Alive GO	5.750%	7/1/10 (3)(Prere.)	6,250	6,672
	Chicago IL Neighborhoods Alive GO	5.500%	1/1/11 (3)(Prere.)	4,950	5,243
2	Chicago IL Public Building Comm. GO	7.000%	1/1/20 (1)(ETM)	21,500	27,103
	Chicago IL Water Rev.	5.750%	11/1/30 (2)	12,000	14,116
	Cook County IL GO	7.250%	11/1/07 (1)(ETM)	2,140	2,140
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago)	5.125%	7/1/38 (1)	11,995	12,195
	Illinois GO	5.375%	6/1/24 (3)	14,710	15,178
	Illinois Health Fac. Auth. Rev. (Univ. of Chicago
	Hosp. & Health Systems) VRDO	3.580%	11/1/07 (1)	5,000	5,000
	Illinois Regional Transp. Auth. Rev.	7.200%	11/1/20 (2)	24,000	29,353
					191,719
Indiana (0.4%)
	Indiana Muni. Power Agency Rev.	6.125%	1/1/13 (1)(ETM)	13,250	14,086

Kansas (0.4%)
	Burlington KS PCR (Kansas Gas & Electric Co.)	4.850%	6/1/31 (1)	7,500	7,552
	Kansas Dev. Finance Auth. Rev.
	(Sisters of Charity) VRDO	3.580%	11/1/07	2,700	2,700
	Kansas Health System Dev. Auth.
	(St. Luke Mission)	5.375%	11/15/16 (1)	3,000	3,034
					13,286
Kentucky (2.9%)
	Jefferson County KY Health Fac. Rev.
	(Jewish Hosp. Health)	5.750%	1/1/26 (2)	3,000	3,058
	Kentucky Asset/Liability Comm. General Fund Rev.	3.989%	11/1/17 (3)	13,550	13,494
	Kentucky Asset/Liability Comm. General Fund Rev.	4.109%	11/1/21 (3)	24,845	24,682
	Louisville & Jefferson County KY Metro. Sewer Dist.	6.000%	5/15/31 (3)	51,960	54,558
	Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/33 (3)	2,335	2,440
					98,232
Louisiana (2.3%)
	Louisiana GO	5.000%	10/15/11 (2)	20,015	21,092
	Louisiana GO	5.000%	7/15/24 (11)	5,000	5,233
	Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/23 (3)	8,065	8,424
	Louisiana Univ. & Agriculture &
	Mechanical College Board	5.000%	7/1/31 (3)	12,000	12,470
	New Orleans LA GO	0.000%	9/1/10 (2)	8,500	7,651
	New Orleans LA GO	0.000%	9/1/11 (2)	10,475	9,067
	New Orleans LA GO	0.000%	9/1/13 (2)	9,000	7,119
	Ouachita Parish LA Hosp. Service Dist.
	(Glenwood Medical Center)	5.700%	5/15/10 (4)(Prere.)	4,900	5,165
	Ouachita Parish LA Hosp. Service Dist.
	(Glenwood Medical Center)	5.750%	5/15/10 (4)(Prere.)	2,950	3,113
					79,334

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland (2.3%)
Baltimore County MD Rev. Catholic Health Initiatives	4.500%	9/1/33	7,000	6,651
Maryland Econ. Dev. Corp. Student Housing Rev.
(Univ. of Maryland College Park)	5.000%	6/1/28 (11)	2,000	2,075
Maryland Econ. Dev. Corp. Student Housing Rev.
(Univ. of Maryland College Park)	5.000%	6/1/33 (11)	4,250	4,380
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/38 (4)	32,055	35,128
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	7.000%	7/1/22 (3)	12,025	15,271
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Western Maryland Health)	5.000%	7/1/34 (1)	13,000	13,377
				76,882
Massachusetts (5.2%)
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/35	11,310	11,419
Massachusetts College Building Auth. Rev.	0.000%	5/1/17 (1)(ETM)	7,460	5,044
Massachusetts GO	7.000%	7/1/09 (3)(ETM)	14,865	15,393
Massachusetts GO	5.500%	11/1/12 (Prere.)	14,155	15,409
Massachusetts GO	5.500%	11/1/12 (Prere.)	19,275	20,983
Massachusetts GO	5.250%	8/1/22	6,775	7,511
Massachusetts GO	5.500%	12/1/22 (4)	25,580	29,205
Massachusetts GO	5.500%	12/1/22 (2)	11,665	13,318
Massachusetts Health & Educ. Fac. Auth. Rev.
(Massachusetts General Hosp.)	6.250%	7/1/12 (2)	14,560	15,478
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System) VRDO	3.430%	11/7/07	5,100	5,100
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/14 (1)	11,135	11,891
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14 (3)(Prere.)	10,000	11,132
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/19	10,000	11,063
Massachusetts Water Resources Auth. Rev. VRDO	3.240%	11/7/07 (2)	1,600	1,600
				174,546
Michigan (2.5%)
Detroit MI Sewer System Rev.	5.750%	1/1/10 (3)(Prere.)	5,000	5,283
Detroit MI Sewer System Rev.	5.000%	7/1/13 (4)(Prere.)	7,180	7,698
Detroit MI Sewer System Rev.	5.000%	7/1/32 (4)	2,820	2,890
Michigan Trunk Line Rev.	5.000%	11/1/26 (1)	35,765	36,438
Monroe County MI Econ. Dev. Corp.
(Detroit Edison)	6.950%	9/1/22 (3)	25,000	32,061
				84,370
Minnesota (1.5%)
Minneapolis MN Health Care System
(Fairview Health Services)	5.000%	11/15/30 (2)	9,000	9,294
St. Cloud MN Health Care Rev.
(St. Cloud Hosp. Obligation Group)	5.750%	5/1/26 (4)	37,665	39,572
St. Cloud MN Health Care Rev.
(St. Cloud Hosp. Obligation Group)	5.875%	5/1/30 (4)	2,500	2,634
				51,500
Mississippi (0.3%)
Mississippi Dev. Bank Special Obligation Muni.
Energy Agency Rev.	5.000%	3/1/36 (10)	10,000	10,197

Missouri (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(Lester Cox Medical Center)	5.250%	6/1/15 (1)	5,000	5,335

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nebraska (0.6%)
Central Plains Energy Project Nebraska
Gas Project No. 1	5.250%	12/1/20	5,000	5,143
Nebraska Public Power Dist. Rev.	0.000%	1/1/08 (1)	15,000	14,912
				20,055
Nevada (0.5%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	5,952
Henderson NV Health Care Fac. Rev.
(Catholic Healthcare West)	5.250%	7/1/31	11,710	11,922
				17,874
New Jersey (9.1%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/12 (3)	4,335	4,977
Garden State Preservation Trust New Jersey	5.750%	11/1/28 (4)	8,900	10,495
Hoboken-Union City-Weehawken
NJ Sewerage Auth. Rev.	6.250%	8/1/14 (1)	10,185	11,690
Hoboken-Union City-Weehawken
NJ Sewerage Auth. Rev.	6.250%	8/1/15 (1)	10,820	12,600
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/20 (2)	25,000	27,706
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/36	15,000	15,508
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	1/1/09 (1)(Prere.)	1,955	2,013
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/15 (1)	3,795	3,899
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health)	5.250%	7/1/14 (4)	10,685	10,968
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)(ETM)	2,995	3,289
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)	3,000	3,294
New Jersey Transit Corp. Capital GAN	5.500%	2/1/10 (2)	9,360	9,375
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (1)	74,000	84,081
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22 (2)	13,500	15,010
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23 (2)	6,000	6,687
New Jersey Turnpike Auth. Rev.	6.500%	1/1/13 (1)(ETM)	30,000	34,112
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)	790	907
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	3,940	4,537
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	270	311
New Jersey Turnpike Auth. Rev.	5.000%	1/1/21 (4)	15,650	16,484
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35 (2)	23,500	16,928
New Jersey Turnpike Auth. Rev.	5.000%	1/1/35 (2)	14,950	15,232
				310,103
New Mexico (0.1%)
Farmington NM Util. System Rev.	5.750%	5/15/13 (3)(ETM)	1,500	1,510
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	3,000	3,191
				4,701
New York (5.7%)
Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47 (1)	32,075	30,542
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/13 (4)	11,000	8,939
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	18,000	21,106
New York City NY GO VRDO	3.490%	11/1/07 LOC	4,545	4,545
New York City NY GO VRDO	3.500%	11/1/07 (4)	4,200	4,200
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/35 (1)	14,780	15,137
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/36	28,700	29,570

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/32	11,000	11,450
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.700%	11/1/08 (1)	5,435	5,501
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.800%	11/1/09 (1)	10,485	10,724
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.900%	11/1/10 (1)	3,490	3,572
Suffolk County NY Water Auth. Rev.	5.750%	6/1/13 (2)(ETM)	7,345	7,982
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/21 (2)	12,000	12,744
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/22 (2)	5,000	5,302
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/22 (Prere.)	12,325	13,808
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/22 (Prere.)	7,000	8,010
				193,132
North Carolina (1.0%)
North Carolina Medical Care Comm.
Health Systems Rev. (Mission Health
Combined Group)	4.250%	10/1/29 (4)	11,735	10,986
North Carolina Medical Care Comm.
Hosp. Rev. (Mission St. Joseph’s Health System)	5.125%	10/1/28 (1)	7,355	7,495
North Carolina Medical Care Comm.
Hosp. Rev. (Wake County Hosp.)	5.250%	10/1/17 (1)	13,750	14,041
				32,522
Ohio (1.1%)
Cleveland OH Airport System Rev.	5.000%	1/1/31 (4)	18,000	18,614
Kent State Univ. Ohio Univ. Rev. VRDO	3.230%	11/7/07 (1)	12,000	12,000
Ohio GO	7.625%	8/1/09	4,345	4,649
Ross County OH Hosp. Fac. Rev.
(Adena Health System) VRDO	3.580%	11/1/07 (11)	2,500	2,500
				37,763
Oklahoma (0.3%)
Tulsa County OK Ind. Auth. Rev.
(St. Francis Health System)	5.000%	12/15/36	10,000	10,043

Oregon (0.5%)
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	6,190	6,623
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	3,175	3,397
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	6,565	7,025
				17,045
Pennsylvania (3.7%)
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	9,970	11,482
Pennsylvania Convention Center Auth. Rev.	6.000%	9/1/19 (3)(ETM)	10,000	11,739
Pennsylvania Higher Educ. Fac. Auth.
Health Services Rev. (Allegheny/Delaware
Valley Obligated Group)	5.875%	11/15/16 (1)	10,000	10,116
Pennsylvania Higher Educ. Fac. Auth.
Health Services Rev. (Allegheny/Delaware
Valley Obligated Group)	5.875%	11/15/16 (1)	10,000	10,117
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/15 (2)	20,805	22,571
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/31 (4)	20,000	20,663
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10 (3)	15,000	16,280
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (3)	16,500	18,376
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14 (3)(ETM)	3,850	4,346
				125,690

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico (2.4%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21 (1)	5,000	5,564
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (1)	2,930	3,261
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/12 (2)LOC	40,000	42,512
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54 (2)	330,000	30,627
				81,964
Rhode Island (0.1%)
Rhode Island Health & Educ. Building Corp. Rev.
(Hosp. Financing–Lifespan Obligation)	5.000%	5/15/32 (4)	3,000	3,082

South Carolina (0.5%)
Charleston SC Educ. Excellence Financing Corp. Rev.
(Charleston County School Dist.)	5.000%	12/1/26	10,580	10,915
South Carolina Public Service Auth. Rev.	5.000%	1/1/20 (1)	4,500	4,766
				15,681
South Dakota (0.3%)
South Dakota Health & Educ. Fac. Auth. Rev.
(McKennan Hosp.)	7.625%	1/1/08 (1)(Prere.)	8,890	8,949

Tennessee (0.2%)
Metro. Govt. of Nashville & Davidson County
TN Health & Educ. Fac. Board Rev.
(Meharry Medical College)	6.000%	12/1/12 (2)	3,405	3,767
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System)	5.500%	8/1/12 (1)	1,685	1,790
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System)	5.500%	8/1/12 (1)	815	816
				6,373
Texas (8.6%)
Harris County TX GO	0.000%	10/1/15 (1)	17,545	12,745
Harris County TX Health Fac. Dev. Corp.
Hosp. Rev. (Texas Medical Center Project) VRDO	3.580%	11/1/07 (1)	10,600	10,600
Harris County TX Health Fac. Dev. Corp.
Rev. (Texas Medical Center) VRDO	3.580%	11/1/07 (1)	5,000	5,000
Harris County TX Hosp. Dist. Rev.	6.000%	8/15/10 (1)(Prere.)	12,910	13,761
Harris County TX Hosp. Dist. Rev.	5.125%	2/15/32 (1)	10,000	10,370
Harris County TX Hosp. Dist. Rev.	5.250%	2/15/37 (1)	10,190	10,638
Harris County TX Toll Road Rev.	5.000%	8/1/08 (Prere.)	6,225	6,295
Harris County TX Toll Road Rev.	5.250%	8/15/10 (4)(Prere.)	10,500	10,999
Houston TX Airport System Rev.	5.500%	7/1/10 (4)(Prere.)	5,500	5,786
Houston TX GO	5.375%	3/1/11 (4)(Prere.)	6,485	6,858
Houston TX GO	5.375%	3/1/11 (4)(Prere.)	4,210	4,455
Houston TX GO	5.375%	3/1/13 (4)	6,500	6,855
Houston TX GO	5.500%	3/1/15 (4)	8,440	8,934
Houston TX GO	5.500%	3/1/16 (4)	5,235	5,543
Houston TX Water & Sewer System Rev.	5.500%	12/1/16 (4)	7,000	7,498
Houston TX Water Conveyance System COP	6.800%	12/15/10 (2)	5,490	6,014
Lower Colorado River Auth. Texas Rev.	5.625%	1/1/15 (4)(Prere.)	3,055	3,422
North Texas Tollway Auth.
(Dallas North Tollway) System Rev.	5.000%	1/1/33 (2)	8,050	8,207
Northeast Texas Hosp. Auth.
(Northeast Medical Center)	6.000%	5/15/09 (4)	3,945	4,093
Northeast Texas Hosp. Auth.
(Northeast Medical Center)	6.000%	5/15/10 (4)	2,000	2,121

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northeast Texas Hosp. Auth.
(Northeast Medical Center)	5.625%	5/15/17 (4)	7,425	7,584
Northeast Texas Hosp. Auth.
(Northeast Medical Center)	5.625%	5/15/22 (4)	7,110	7,261
Tarrant County TX Cultural Educ. Fac.
Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/36	20,000	20,057
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (1)	34,250	26,182
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)	16,665	12,148
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)	19,600	12,940
Texas Turnpike Auth. Central Texas
Turnpike System Rev.	0.000%	8/15/26 (2)	10,000	4,162
Texas Turnpike Auth. Central Texas
Turnpike System Rev.	0.000%	8/15/28 (2)	30,005	11,216
Texas Turnpike Auth. Dallas Northway Rev.
(President George Bush Turnpike)	0.000%	1/1/10 (2)(ETM)	6,000	5,542
Texas Water Dev. Board GO	5.750%	8/1/32	10,380	10,999
Texas Water Dev. Board Rev.	5.500%	7/15/21	9,825	10,080
Texas Water Finance Assistance GO	5.750%	8/1/11 (Prere.)	1,880	2,027
Texas Water Finance Assistance GO	5.500%	8/1/24	7,850	8,061
Texas Water Finance Assistance GO	5.750%	8/1/26	3,715	3,954
				292,407
Washington (0.6%)
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/09 (1)	10,950	10,325
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/15 (1)	12,585	9,132
				19,457
West Virginia (1.1%)
West Virginia Building Comm. Rev.
(Jail & Correction Fac.)	7.000%	7/1/11 (1)(ETM)	7,325	8,194
West Virginia Building Comm. Rev.
(Jail & Correction Fac.)	7.000%	7/1/12 (1)(ETM)	7,840	8,993
West Virginia Hosp. Finance Auth. Rev.
(UTD Hosp. Center Inc. Project)	5.250%	6/1/41 (2)	18,830	19,581
				36,768
Total Municipal Bonds (Cost $3,239,000)				3,366,569
Other Assets and Liabilities (0.7%)
Other Assets—Note B				69,408
Liabilities				(46,781)
				22,627
Net Assets (100%)				3,389,196

Insured Long-Term Tax-Exempt Fund

At October 31, 2007, net assets consisted of:3

Amount
($000)
Paid-in Capital	3,282,910
Undistributed Net Investment Income	—
Overdistributed Net Realized Gains	(20,510)
Unrealized Appreciation (Depreciation)
Investment Securities	127,569
Futures Contracts	(773)
Net Assets	3,389,196

Investor Shares—Net Assets
Applicable to 76,477,481 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	946,767
Net Asset Value Per Share—Investor Shares	$12.38

Admiral Shares—Net Assets
Applicable to 197,293,452 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,442,429
Net Asset Value Per Share—Admiral Shares	$12.38

•  See Note A in Notes to Financial Statements.

1  Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of October 31, 2007.

2  Securities with a value of $6,303,000 have been segregated as initial margin for open futures contracts.

3  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

For key to abbreviations and other references, see back cover.

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (91.3%)
Arizona (0.5%)
Arizona Transp. Board Highway Rev.	5.000%	7/1/24	5,000	5,213
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	7,115	7,751
				12,964
California (9.1%)
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	5,000	1,679
Anaheim CA Public Finance Auth. Lease Rev.	6.000%	9/1/14 (4)	2,500	2,852
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	4,300	4,458
California GO	6.250%	9/1/12	5,000	5,556
California GO	5.250%	11/1/21	2,000	2,126
California GO	5.125%	11/1/23	3,000	3,143
California GO	5.000%	8/1/25 (4)	6,645	6,935
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	6.250%	12/1/09 (Prere.)	5,000	5,330
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,078
California Public Works Board Lease Rev.
(Community College)	5.625%	3/1/16 (2)	11,370	11,571
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/27	10,405	10,700
California State Dept. of Water Resources
Power Supply Rev.	5.375%	5/1/12 (2)(Prere.)	5,000	5,441
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/12 (Prere.)	2,500	2,785
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13	5,000	5,509
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/15 (2)	6,000	6,505
California State Econ. Recovery Bonds	5.000%	7/1/15	15,200	16,343
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/10	10,000	10,182
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	20,000	23,149
Golden State Tobacco Securitization Corp. California	5.000%	6/1/33	10,000	8,891
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/31 (4)	12,500	12,942
Los Angeles CA USD GO	5.000%	7/1/25 (3)	10,000	10,459
San Bernardino County CA Medical Center COP	5.500%	8/1/24 (1)	11,295	11,310
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	18,000	23,091
San Diego CA USD GO	0.000%	7/1/13 (3)	7,160	5,791
San Diego CA USD GO	5.500%	7/1/27 (4)	20,000	22,846
Southern California Public Power Auth. Rev.
(Transmission Project)	0.000%	7/1/14	8,500	6,468
Univ. of California Rev.	5.000%	5/15/33 (2)	5,000	5,146
				238,286
Colorado (2.9%)
Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	20,000	21,364
Colorado Dept. of Transp. Rev.	5.500%	6/15/11 (1)(Prere.)	6,000	6,455
Douglas County CO School Dist. No. RE-1.
(Douglas & Elbert Counties)	5.000%	12/15/16 (4)	12,565	13,628
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13 (1)	10,000	7,983
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/16 (1)	10,185	7,069
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (1)	5,000	2,977
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/20 (1)	15,165	8,578
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25 (1)	9,700	4,221
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30 (1)	10,000	3,333
				75,608

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia (0.1%)
District of Columbia GO	6.000%	6/1/11 (1)(ETM)	3,085	3,341

Florida (4.7%)
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16 (2)	10,000	10,797
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/22 (2)	12,995	13,800
Florida Educ. System Fac. Rev.	5.000%	5/1/35 (1)	11,335	11,681
Florida Hurricane Catastrophe Fund
Finance Corp. Rev.	5.000%	7/1/12	7,000	7,380
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/24	2,000	2,038
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/25	1,500	1,524
Highlands County FL Health Rev.
(Adventist Health System)	5.250%	11/15/36	22,200	22,648
Key West FL Util. Board Election Rev.	5.000%	10/1/31 (1)	10,000	10,304
Marion County FL Hosp. Dist. Rev.
(Munroe Regional Health System)	5.000%	10/1/29	8,000	7,989
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	5.125%	11/15/39	5,000	5,026
Orange County FL School Board COP	5.000%	8/1/31 (3)	9,000	9,237
Sunrise FL Util. System Rev.	5.500%	10/1/18 (2)	12,000	13,384
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare)	6.375%	12/1/30	6,000	6,217
				122,025
Georgia (4.2%)
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15 (3)	7,750	8,191
Atlanta GA Airport Fac. Rev.	5.875%	1/1/17 (3)	7,500	7,930
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/22 (3)	10,000	10,956
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25 (4)	8,350	9,787
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/30 (4)	15,000	17,741
College Park GA IDA Lease Rev. (Civic Center)	7.000%	9/1/10 (ETM)	7,360	7,773
Fulton County GA COP	6.000%	11/1/15 (2)	4,815	5,188
Georgia GO	5.000%	7/1/17	15,000	16,381
Main Street Natural Gas Inc. Georgia
Gas Project Rev.	5.000%	3/15/21	10,305	10,465
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev.	6.250%	7/1/18	12,170	13,962
				108,374
Hawaii (0.3%)
Hawaii GO	5.875%	10/1/10 (1)(Prere.)	2,860	3,051
Hawaii GO	5.875%	10/1/10 (1)(Prere.)	3,220	3,435
				6,486
Illinois (4.5%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/16 (3)	8,500	6,073
Chicago IL Board of Educ. GO	0.000%	12/1/13 (2)	5,000	3,967
Chicago IL Board of Educ. GO	0.000%	12/1/14 (2)	5,000	3,795
Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/11 (ETM)	20,000	21,339
Chicago IL Neighborhoods Alive GO	5.750%	7/1/10 (3)(Prere.)	16,690	17,816
Chicago IL Neighborhoods Alive GO	5.500%	1/1/11 (3)(Prere.)	6,400	6,778
Chicago IL Public Building Comm. GO	7.000%	1/1/20 (1)(ETM)	6,000	7,564
Chicago IL Skyway Toll Bridge	5.500%	1/1/11 (2)(Prere.)	8,750	9,345
Illinois Finance Auth. Rev. (OSF Healthcare System)	5.750%	11/15/37	5,000	5,285
Illinois Sales Tax Rev.	6.125%	6/15/10 (Prere.)	4,500	4,800

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	6.750%	6/1/10 (1)	6,000	6,282
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	12/15/14 (1)	16,100	12,202
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/12 (1)	5,795	4,905
Will County IL Community School Dist.	0.000%	11/1/13 (4)	10,000	7,946
				118,097
Indiana (1.5%)
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/26	3,475	3,494
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/39	24,045	23,485
Indiana Office Building Comm. Rev.
(Capitol Complex)	6.900%	7/1/11	11,980	12,769
				39,748
Kansas (0.2%)
Wyandotte County Kansas City KS Unified Govt.
Util. System Rev.	5.000%	9/1/32 (4)	5,000	5,139

Kentucky (1.0%)
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10 (Prere.)	6,405	6,810
Kentucky Property & Building Comm. Rev.	5.375%	8/1/11 (4)(Prere.)	8,050	8,573
Kentucky Property & Building Comm. Rev.	5.375%	8/1/16 (4)	5,820	6,177
Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/33 (3)	5,000	5,226
				26,786
Louisiana (3.4%)
Louisiana Gasoline and Fuel Tax Rev.	5.375%	6/1/18 (2)	5,000	5,307
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/24 (3)	6,880	7,177
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/25 (3)	5,000	5,206
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/27 (10)	6,970	7,254
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/28 (10)	2,500	2,598
Louisiana GO	5.750%	11/15/10 (3)(Prere.)	9,855	10,504
Louisiana GO	5.500%	5/15/14 (3)	6,180	6,521
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.375%	5/15/43	20,000	20,023
New Orleans LA GO	0.000%	9/1/16 (2)	5,785	3,967
Saint John Baptist Parish Louisiana Rev.
(Marathon Oil Corp.)	5.125%	6/1/37	20,000	19,741
				88,298
Maryland (1.1%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/38 (4)	6,100	6,685
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/38 (2)	13,475	14,767
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.750%	7/1/10 (Prere.)	7,500	8,195
				29,647
Massachusetts (8.6%)
Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/21	15,000	18,334
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/29 (1)	3,085	3,556
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/34	9,030	10,105
Massachusetts GO	5.375%	10/1/10 (Prere.)	10,000	10,513
Massachusetts GO	5.250%	8/1/22	5,000	5,543
Massachusetts Health & Educ. Fac. Auth. Rev.
(Berklee College of Music)	5.000%	10/1/32	23,125	23,577

Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Massachusetts Health & Educ. Fac. Auth. Rev.
	(Caritas Christi Obligated Group)	5.700%	7/1/15	9,205	9,449
	Massachusetts Health & Educ. Fac. Auth. Rev.
	(Lahey Clinic Medical Center)	5.000%	8/15/30 (3)	7,460	7,687
	Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.000%	7/1/23	5,100	5,583
	Massachusetts Port Auth. Rev.	5.000%	7/1/08 (Prere.)	3,500	3,570
	Massachusetts School Building Auth.
	Dedicated Sales Tax Rev.	5.000%	8/15/30 (4)	13,160	13,657
	Massachusetts Special Obligation
	Dedicated Tax Rev.	5.250%	1/1/14 (3)(Prere.)	7,295	7,921
	Massachusetts Special Obligation
	Dedicated Tax Rev.	5.500%	1/1/27 (3)	7,190	8,227
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/26	4,790	5,358
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/27	7,780	8,690
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/29	11,325	12,663
1	Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19 (ETM)	32,000	37,803
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/31 (2)	21,000	21,828
	Massachusetts Water Resources Auth. Rev.	5.250%	8/1/31 (4)	10,000	11,197
					225,261
Michigan (3.6%)
	Detroit MI Sewer System Rev.	5.750%	1/1/10 (3)(Prere.)	5,000	5,283
	Detroit MI Sewer System Rev.	5.000%	7/1/13 (4)(Prere.)	7,755	8,315
	Detroit MI Sewer System Rev.	5.125%	7/1/15 (1)(Prere.)	3,970	4,344
	Detroit MI Sewer System Rev.	5.500%	7/1/29 (3)	18,000	20,637
	Detroit MI Sewer System Rev.	5.000%	7/1/32 (4)	3,045	3,120
	Detroit MI Sewer System Rev.	5.125%	7/1/33 (1)	6,030	6,247
	Grand Rapids MI Tax Increment Rev.
	(Downtown Project)	6.875%	6/1/24 (1)	7,500	7,794
	Michigan Building Auth. Rev.	5.500%	10/15/16	5,500	5,849
	Michigan Hosp. Finance Auth. Rev.
	(Henry Ford Health System)	5.250%	11/15/46	14,000	14,128
	Michigan Muni. Bond Auth. Rev.
	(Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	9,250	9,951
	Michigan Muni. Bond Auth. Rev.
	(Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	7,980	8,585
					94,253
Minnesota (0.5%)
	Minnesota GO	5.000%	8/1/20	10,570	11,372

Missouri (0.8%)
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
	(St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/16 (4)	4,195	4,435
	Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/26	15,000	15,741
					20,176
Nebraska (1.3%)
	Omaha NE GO	5.250%	4/1/24	5,000	5,599
	Omaha NE GO	5.250%	4/1/25	7,500	8,406
	Omaha NE GO	5.250%	4/1/26	7,580	8,520
	Omaha NE GO	5.250%	4/1/27	10,730	12,062
					34,587
Nevada (0.3%)
	Henderson NV Health Care Fac. Rev.	5.625%	7/1/24	2,000	2,099
	Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/11 (4)(Prere.)	5,000	5,339
					7,438

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hampshire (0.9%)
Manchester NH General Airport Rev.	5.625%	1/1/10 (4)(Prere.)	23,000	24,039

New Jersey (4.1%)
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/28 (1)	10,680	12,196
Garden State Preservation Trust New Jersey	5.750%	11/1/28 (4)	20,000	23,585
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24	10,000	10,245
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/26 (2)	10,000	11,468
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (3)	9,000	10,313
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (4)	1,900	2,086
New Jersey Transp. Corp. COP	6.000%	9/15/10 (2)(Prere.)	13,000	13,896
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22 (2)	5,000	5,559
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (3)	5,795	6,793
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10 (1)(Prere.)	2,060	2,154
Tobacco Settlement Financing Corp.
New Jersey Rev.	4.625%	6/1/26	10,000	8,813
				107,108
New Mexico (1.0%)
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21 (1)	10,000	10,702
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	3,000	3,191
New Mexico Hosp. Equipment Loan Council Hosp.
System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	10,000	10,759
				24,652
New York (7.2%)
Babylon NY Waste Water Fac. GO	9.000%	8/1/08 (3)	4,900	5,097
Babylon NY Waste Water Fac. GO	9.000%	8/1/09 (3)	2,800	3,059
Babylon NY Waste Water Fac. GO	9.000%	8/1/10 (3)	4,900	5,595
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/26 (4)	4,200	4,647
Liberty NY Dev. Corp. Rev.
(Goldman Sachs Headquarters)	5.250%	10/1/35	18,690	19,856
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.250%	10/1/10 (1)(Prere.)	4,675	4,912
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	6,165	7,229
New York City NY GO	5.250%	8/1/12	8,535	9,116
New York City NY Transitional Finance Auth. Rev.	6.250%	5/15/10 (Prere.)	265	286
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/24 (2)	10,000	10,457
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/25 (2)	10,000	11,444
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.750%	7/1/20 (1)	7,500	8,593
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/11	7,335	8,043
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/20	37,090	39,397
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/25 (1)	6,965	7,971
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/30	12,215	12,621
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17	10,000	10,669
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21 (ETM)	10,000	11,987
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/22 (Prere.)	6,750	7,723
				188,702
North Carolina (1.6%)
North Carolina Eastern Muni. Power Agency Rev.	7.500%	1/1/10 (ETM)	4,935	5,292
North Carolina Eastern Muni. Power Agency Rev.	6.500%	1/1/18 (ETM)	4,625	5,617

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina GO	5.000%	3/1/20	5,000	5,294
North Carolina Infrastructure Financial Corp.
COP Capital Improvements	5.000%	2/1/22 (4)	6,500	6,849
North Carolina Medical Care Comm.
Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/34	15,000	15,119
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	1,220	1,312
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/16	1,780	1,908
				41,391
Ohio (3.1%)
Buckeye OH Tobacco Settlement
Financing Corp. Rev.	5.125%	6/1/24	14,400	13,877
Cincinnati OH City School Dist. GO	5.250%	12/1/27 (3)	14,900	16,662
Erie County OH Hosp. Fac. Rev.
(Firelands Regional Medical Center)	5.250%	8/15/46	6,080	6,138
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/16	3,000	3,171
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/17	2,260	2,380
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.400%	10/1/21	8,000	8,307
Ohio Higher Educ. Fac. Comm. Rev.
(Univ. Hospitals Health System)	5.250%	1/15/46	13,500	13,587
Ohio Higher Educ. GO	5.000%	2/1/25	5,000	5,213
Ohio Water Dev. Auth. PCR	5.500%	6/1/21	4,000	4,538
Ohio Water Dev. Auth. PCR	5.500%	12/1/22	6,355	7,256
				81,129
Oregon (0.6%)
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.000%	5/1/22	14,880	15,169

Pennsylvania (2.1%)
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/31	11,420	10,911
Pennsylvania GO	5.000%	9/1/14 (4)	5,000	5,394
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10 (3)	20,000	21,707
Pittsburgh PA GO	5.250%	9/1/16 (3)	3,845	3,895
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13 (3)	10,000	11,186
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/11 (Prere.)	1,725	1,883
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/21	610	640
				55,616
Puerto Rico (1.3%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/08 (4)(Prere.)	2,000	2,054
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14 (1)	2,000	2,052
Puerto Rico GO	5.000%	7/1/33	3,600	3,628
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/34 (2)	15,305	4,223
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/34	7,205	7,476
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	10,060	12,071
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	940	1,128
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54 (2)	25,000	2,320
				34,952

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina (2.4%)
Charleston SC Educ. Excellence
Financing Corp. Rev.	5.250%	12/1/28	20,000	20,910
Medical Univ. South Carolina Hosp. Auth.
Hosp. Fac. Rev.	6.375%	8/15/12 (Prere.)	7,750	8,691
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15 (3)(ETM)	2,035	2,391
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15 (3)	12,210	14,194
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	5,000	5,615
South Carolina Jobs Econ. Dev. Auth. Rev.
(Bon Secours Health System)	5.625%	11/15/30	10,000	10,307
				62,108
Tennessee (1.0%)
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/31	25,000	25,297

Texas (10.7%)
Austin TX Combined Util. System Rev.	0.000%	5/15/17 (3)	4,900	3,277
Austin TX Water & Wastewater System Rev.	5.000%	5/15/28 (1)	6,665	6,910
Harris County TX GO	0.000%	10/1/14 (1)	5,550	4,229
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	2,735	2,904
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	4,105	4,358
Houston TX GO	5.750%	3/1/14 (4)	260	275
Houston TX GO	5.750%	3/1/15 (4)	265	280
Houston TX GO	5.750%	3/1/16 (4)	395	418
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	0.000%	9/1/18 (2)	16,285	10,220
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	0.000%	9/1/21 (2)	22,720	12,226
Houston TX Water & Sewer System Rev.	0.000%	12/1/12 (2)	20,500	16,906
Lewisville TX Independent School Dist.	0.000%	8/15/16	5,630	3,915
Lewisville TX Independent School Dist.	0.000%	8/15/17	6,940	4,591
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09 (4)(Prere.)	10	10
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/11 (4)	12,605	13,183
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/16 (4)	27,490	28,686
Round Rock TX Independent School Dist. GO	0.000%	8/15/11 (1)	5,000	4,343
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	11,435	12,007
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	10,000	10,709
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25	15,500	16,126
San Antonio TX Electric & Gas Rev.	5.000%	2/1/32	15,000	15,493
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/20	17,000	21,565
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)(ETM)	940	752
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)	38,730	30,952
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)	16,405	11,958
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)(ETM)	335	245
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)	39,170	25,861
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)(ETM)	800	531
Texas Water Dev. Board Rev. VRDO	3.570%	11/1/07	17,933	17,933
				280,863
Utah (1.0%)
Utah Transit Auth. Sales Tax Rev.	5.000%	6/15/35 (1)	25,000	26,594

Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	6.500%	10/1/10 (Prere.)	5,000	5,469

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia (1.7%)
Stafford County VA Econ. Dev. Auth.
Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/37	16,755	16,928
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	10,000	11,199
Virginia College Building Auth. Educ.
Fac. Rev. (Washington & Lee Univ.)	5.750%	1/1/34	9,540	11,445
Winchester VA IDA Hosp. Rev.
(Valley Health System)	5.250%	1/1/37	5,000	5,131
				44,703
Washington (1.4%)
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/14 (1)	5,000	3,803
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/17 (1)	11,685	7,697
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/18 (1)	10,000	6,261
Port of Seattle WA Rev.	5.625%	8/1/10 (1)(Prere.)	7,735	8,170
Washington GO	5.625%	7/1/10 (Prere.)	7,030	7,418
Washington GO	6.750%	2/1/15	3,450	3,941
				37,290
West Virginia (0.4%)
West Virginia Building Comm. Rev.
(Jail & Correction Fac.)	7.000%	7/1/14 (1)(ETM)	8,975	10,734

Wisconsin (2.0%)
Wisconsin Clean Water Rev.	6.875%	6/1/11	20,500	22,162
Wisconsin GO	5.750%	5/1/11 (Prere.)	10,000	10,732
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ascension Health)	5.000%	11/15/36	20,000	20,086
				52,980
Total Municipal Bonds (Cost $2,298,789)				2,386,682
			Shares
Temporary Cash Investment (7.3%)
2 Vanguard Municipal Cash Management Fund
(Cost $190,600)	3.425%	190,600,192		190,600
Total Investments (98.6%) (Cost $2,489,389)				2,577,282
Other Assets and Liabilities (1.4%)
Other Assets—Note B				46,832
Liabilities				(9,181)
				37,651
Net Assets (100%)				2,614,933

Long-Term Tax-Exempt Fund

At October 31, 2007, net assets consisted of:3

Amount
($000)
Paid-in Capital	2,541,997
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(14,388)
Unrealized Appreciation (Depreciation)
Investment Securities	87,893
Futures Contracts	(569)
Net Assets	2,614,933

Investor Shares—Net Assets
Applicable to 58,951,410 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	653,491
Net Asset Value Per Share—Investor Shares	$11.09

Admiral Shares—Net Assets
Applicable to 176,940,796 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,961,442
Net Asset Value Per Share—Admiral Shares	$11.09

•  See Note A in Notes to Financial Statements.

1  Securities with a value of $4,725,000 have been segregated as initial margin for open futures contracts.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Municipal Bonds (97.6%)
Alabama (1.1%)
	Alabama Special Care Fac. Financing Auth.
	Birmingham Rev. (Ascension Health)	5.000%	11/15/39	29,855	29,953
	Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/24	3,000	3,202
	Courtland AL Dev. Board Solid Waste Disposal Rev.
	(Champion International Corp.)	6.700%	11/1/29	9,500	9,840
	Courtland AL Dev. Board Solid Waste Disposal Rev.
	(International Paper Co.)	5.200%	6/1/25	10,000	9,750
	McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/28	17,000	17,171
					69,916
Arizona (2.0%)
	Arizona Health Fac. Auth. Rev.
	(Beatitudes Campus Project)	4.750%	10/1/10	4,250	4,201
	Arizona Health Fac. Auth. Rev.
	(Beatitudes Campus Project)	5.200%	10/1/37	7,000	6,217
	Chandler AZ IDA Rev. ( Intel Corp. Project) PUT	4.375%	12/1/10	17,500	17,790
	Maricopa County AZ IDA Health Fac. Rev.
	(Catholic Healthcare West)	5.250%	7/1/32	15,200	15,499
	Maricopa County AZ Pollution Control Corp. PCR
	(Southern California Edison Co.) PUT	2.900%	3/2/09	16,500	16,264
	Salt Verde Arizona Financial Project Rev.	5.250%	12/1/27	22,000	22,411
	Salt Verde Arizona Financial Project Rev.	5.000%	12/1/32	10,000	9,653
	Univ. of Arizona Board of Regents	6.200%	6/1/16	26,660	30,300
					122,335
Arkansas (0.1%)
	North Little Rock AR Electric Rev.	6.500%	7/1/15 (1)	3,450	3,913

California (12.1%)
	California Dept. of Water Resources
	Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	830	895
	California Dept. of Water Resources
	Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	1,670	1,801
	California Dept. of Water Resources
	Water System Rev. (Central Valley)	5.500%	12/1/15	4,170	4,472
	California Dept. of Water Resources
	Water System Rev. (Central Valley)	5.500%	12/1/17	8,330	8,939
1	California GO	5.000%	11/1/21	32,545	33,977
	California GO	5.000%	8/1/23 (4)	20,000	20,980
	California GO	5.125%	2/1/25	13,975	14,608
	California GO	4.500%	12/1/32 (4)	10,000	9,640
	California GO	4.500%	10/1/36	56,500	52,121
	California GO	5.000%	6/1/37	30,000	30,386
	California Housing Finance Agency
	Home Mortgage Rev.	5.500%	2/1/42	26,230	27,748
	California PCR Financing Auth. Solid Waste
	Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	32,155	32,992
	California PCR Financing Auth. Solid Waste
	Disposal Rev. (Waste Management)	5.400%	4/1/25	3,000	3,020
	California PCR Financing Auth. Solid Waste
	Disposal Rev. (Waste Management)	5.000%	7/1/27	6,185	5,905
	California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/21	7,675	7,954
	California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/22	5,000	5,156
	California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/23	2,870	2,950
	California Public Works Board Lease Rev.
	(Dept. of Corrections)	5.500%	6/1/19	7,000	7,572

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/12 (1)	25,000	27,036
California State Econ. Recovery Bonds	5.250%	7/1/12	10,000	10,711
California State Econ. Recovery Bonds	5.250%	7/1/14	30,000	32,687
California State Univ. Rev. Systemwide	5.000%	11/1/20 (2)	20,995	22,253
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.050%	5/15/08	2,500	2,514
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/10	22,000	22,400
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.250%	5/15/13	37,785	38,504
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente)	5.250%	3/1/45	50,000	50,602
Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/27	20,000	20,475
City of Carlsbad, CA Assessment Dist. Ltd.	5.150%	9/2/29	2,170	2,093
City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/35	2,715	2,599
Foothill/Eastern Corridor Agency California
Toll Road Rev.	0.000%	1/15/28 (1)	25,000	24,786
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (2)(Prere.)	20,885	22,340
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	7,000	7,707
Irving CA Special Tax Community Fac. Dist.	5.200%	9/1/26	750	743
Irving CA Special Tax Community Fac. Dist.	5.250%	9/1/36	2,000	1,939
Lincoln CA Special Tax Communities Fac. Dist.	5.450%	9/1/13 (Prere.)	890	990
Lincoln CA Special Tax Communities Fac. Dist.	5.750%	9/1/13 (Prere.)	885	998
Lincoln CA Special Tax Communities Fac. Dist.	5.900%	9/1/13 (Prere.)	890	1,011
Lincoln CA Special Tax Communities Fac. Dist.	5.950%	9/1/13 (Prere.)	3,555	4,047
Lincoln CA Special Tax Communities Fac. Dist.	6.000%	9/1/13 (Prere.)	2,670	3,046
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24 (4)	11,175	11,688
Northstar Community Services Dist. CA
Special Tax Community Fac. Dist.	5.000%	9/1/37	15,000	13,885
Poway CA USD Special Tax Community Fac. Dist.	5.250%	9/1/36	5,235	4,861
Rancho Mirage CA Joint Powers Financing
Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/38	25,000	24,940
Roseville CA North Central Roseville
Community Fac. Dist.	5.400%	9/1/08	1,850	1,864
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30 (2)	19,000	20,874
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	15,176
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	32,353
San Diego CA USD GO	5.500%	7/1/19 (1)	10,140	11,435
San Diego CA USD GO	5.500%	7/1/21 (1)	12,725	14,389
San Diego CA USD GO	5.500%	7/1/23 (1)	7,500	8,527
San Francisco CA City & County COP
(San Bruno Jail)	5.250%	10/1/33 (2)	10,000	10,303
San Joaquin Hills CA Transp. Corridor
Agency Toll Road Rev.	0.000%	1/15/09 (1)	3,000	2,880
San Joaquin Hills CA Transp. Corridor
Agency Toll Road Rev.	0.000%	1/15/25 (1)	12,900	5,791
Santa Margarita CA Water Dist. Special Tax
Community Fac. Dist. No. 99-1	6.000%	9/1/13 (Prere.)	3,000	3,387
				752,950
Colorado (3.7%)
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.250%	9/1/11 (Prere.)	10,000	10,596
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/11 (ETM)	7,775	8,308

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	3,000	3,206
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,130	5,482
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	8,200	8,762
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,215	5,572
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	4.500%	9/1/38	25,000	23,304
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.000%	9/1/41	30,000	29,998
Colorado Health Fac. Auth. Rev.
(Christian Living Communities)	5.750%	1/1/26	1,000	981
Colorado Health Fac. Auth. Rev.
(Christian Living Communities)	5.750%	1/1/37	2,250	2,206
Colorado Health Fac. Auth. Rev.
(Covenant Retirement Community Inc.)	5.250%	12/1/25	15,500	15,580
Denver CO City & County
Single Family Mortgage Rev.	4.700%	12/1/39	5,998	6,286
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/09 (1)	14,195	13,282
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10 (1)	7,185	6,469
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/12 (1)	26,795	22,306
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13 (1)	5,000	3,991
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/14 (1)	8,000	6,103
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15 (1)	5,000	3,645
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/18 (1)	5,000	3,135
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24 (1)	29,225	13,392
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25 (1)	14,900	6,484
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/29 (1)	56,600	19,923
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/25 (4)	10,000	9,254
				228,265
Connecticut (1.3%)
Connecticut Dev. Auth. PCR
(Connecticut Power & Light)	5.850%	9/1/28	35,250	36,219
Connecticut Dev. Auth. PCR
(Connecticut Power & Light) PUT	3.350%	10/1/08 (2)	8,000	7,962
Connecticut GO	5.375%	4/15/12 (Prere.)	10,000	10,759
Connecticut GO	5.375%	4/15/12 (Prere.)	5,000	5,384
Connecticut GO	5.375%	4/15/12 (Prere.)	5,000	5,384
Connecticut GO	5.375%	4/15/12 (Prere.)	7,180	7,725
Connecticut GO	5.375%	11/15/12 (Prere.)	5,000	5,430
Connecticut GO	5.375%	11/15/12 (Prere.)	5,000	5,430
				84,293
Delaware (0.1%)
Delaware Housing Auth. Single
Family Mortgage Rev.	5.875%	1/1/38	4,995	5,340

District of Columbia (0.4%)
District of Columbia Rev. (World Wildlife Fund)	6.000%	7/1/30 (2)	12,815	13,595
Metro. Washington Airports Auth.
Airport System Rev.	5.500%	10/1/13 (1)	2,500	2,668
Metro. Washington Airports Auth.
Airport System Rev.	5.500%	10/1/16 (1)	2,775	2,958

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Metro. Washington Airports Auth.
	Airport System Rev.	5.500%	10/1/17 (1)	2,000	2,119
	Metro. Washington Airports Auth.
	Airport System Rev.	5.500%	10/1/18 (1)	2,000	2,114
2	Metro. Washington Airports Auth.
	Airport System Rev. TOB VRDO	3.550%	11/7/07 (2)	4,370	4,370
					27,824
Florida (5.5%)
	Alachua County FL IDR
	(North Florida Retirement Village)	5.625%	11/15/22	5,000	4,928
	Alachua County FL IDR
	(North Florida Retirement Village)	5.875%	11/15/36	10,000	9,979
	Beacon Lakes FL Community Dev.	6.900%	5/1/35	17,875	18,469
	Brevard County FL School Board COP	5.000%	7/1/27 (2)	12,895	13,304
	Broward County FL School Board COP	5.375%	7/1/11 (4)(Prere.)	8,240	8,764
	East Homestead Community Dev. Dist.
	Florida Special Assessment Rev.	5.000%	5/1/11	3,560	3,503
	Escambia County FL Environmental
	Improvement Rev.	5.750%	11/1/27	6,000	6,110
	Florida Housing Finance Agency Rev.	5.750%	1/1/37	29,850	32,077
	Florida Housing Finance Corp. Rev.
	(Homeowner Mortgage)	5.750%	1/1/37	13,990	15,080
	Highlands County FL Health Rev.
	(Adventist Health System)	5.250%	11/15/36	14,800	15,099
	Hillsborough County FL IDA
	(Tampa General Hosp. Project)	5.250%	10/1/34	5,185	5,232
	Hillsborough County FL IDA
	(Tampa General Hosp. Project)	5.000%	10/1/36	7,000	6,884
	Hillsborough County FL IDA
	(Tampa General Hosp. Project)	5.250%	10/1/41	10,000	10,063
	Jacksonville FL Econ. Dev. Community
	Health Care Fac. Rev. (Mayo Clinic)	5.000%	11/15/36	14,400	14,569
	Landmark at Doral Community Dev. Dist.
	Florida Special Assessment	5.200%	5/1/15	6,680	6,242
	Lee County FL IDA Health Care Fac. Rev.
	(Shell Point Village)	5.750%	11/15/09 (Prere.)	1,475	1,553
	Lee County FL IDA Health Care Fac. Rev.
	(Shell Point Village)	5.750%	11/15/09 (Prere.)	1,000	1,053
	Lee County FL IDA Health Care Fac. Rev.
	(Shell Point Village)	5.125%	11/15/36	2,500	2,341
	Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35	84,000	85,558
	Miami-Dade County FL Aviation–
	Miami International Airport	5.000%	10/1/38 (11)	8,770	8,770
	Miami-Dade County FL School Board COP	5.250%	10/1/18 (3)	7,915	8,440
	Northern Palm Beach County FL Improvement
	Dist. Water Control & Improvement Unit Dev.	5.850%	8/1/09 (Prere.)	1,390	1,438
	Northern Palm Beach County FL Improvement
	Dist. Water Control & Improvement Unit Dev.	6.000%	8/1/09 (Prere.)	2,000	2,102
	Orange County FL Health Fac. Auth. Rev.
	(Orlando Lutheran Healthcare)	5.375%	7/1/20	1,100	1,070
	Orange County FL Health Fac. Auth. Rev.
	(Orlando Lutheran Healthcare)	5.700%	7/1/26	1,000	989
	Orange County FL Health Fac. Auth. Rev.
	(Orlando Lutheran Tower)	5.000%	7/1/12	6,000	5,950
	Orange County FL Health Fac. Auth. Rev.
	(Orlando Lutheran Tower)	5.500%	7/1/32	1,200	1,145

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Orange County FL Health Fac. Auth. Rev.
	(Orlando Lutheran Tower)	5.500%	7/1/38	1,500	1,425
	Orlando FL Special Assessment Rev.
	(Conroy Road Interchange)	5.500%	5/1/10	535	535
	Orlando FL Special Assessment Rev.
	(Conroy Road Interchange)	5.800%	5/1/26	3,000	3,010
	Orlando FL Util. Comm. Water & Electric Rev.	6.750%	10/1/17 (ETM)	2,200	2,594
	Palm Beach County FL Airport System Rev.	5.750%	10/1/12 (1)(ETM)	2,340	2,571
	Palm Beach County FL Airport System Rev.	5.750%	10/1/12 (1)	7,220	7,880
	Palm Beach County FL Airport System Rev.	5.750%	10/1/14 (1)	6,440	7,187
	Palm Beach County FL Airport System Rev.	5.750%	10/1/14 (1)(ETM)	2,060	2,325
	Palm Glades Comm. Dev. Dist.
	(Florida Supplemental Assessment)	4.850%	8/1/11	2,405	2,362
	Tallahassee FL Health Fac. Rev.
	(Tallahassee Memorial Healthcare)	6.375%	12/1/30	18,000	18,651
	Tampa Bay FL Water Util. System Rev.	5.250%	10/1/15 (3)	1,180	1,294
	Tampa Bay FL Water Util. System Rev.	5.250%	10/1/16 (3)	1,720	1,890
					342,436
Georgia (1.5%)
	Cartersville GA Water & Waste Water Fac.
	(Anheuser-Busch Cos., Inc.)	7.400%	11/1/10	5,000	5,480
	Dalton County GA Dev. Auth.
	(Hamilton Health Care System)	5.500%	8/15/17 (1)	5,000	5,430
	Fulton County GA Residential Care Fac.
	(Canterbury Court)	6.125%	2/15/34	2,000	2,030
	Georgia Housing Finance Auth. Rev.	5.000%	12/1/26	4,750	4,744
	Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (1)(ETM)	95	110
	Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (1)(ETM)	845	998
	Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (1)	4,060	4,708
	Main Street Natural Gas Inc.
	Georgia Gas Project Rev.	5.000%	3/15/18	5,000	5,138
	Main Street Natural Gas Inc.
	Georgia Gas Project Rev.	5.000%	3/15/19	15,000	15,352
	Main Street Natural Gas Inc.
	Georgia Gas Project Rev.	5.000%	3/15/19	9,500	9,565
	Main Street Natural Gas Inc.
	Georgia Gas Project Rev.	5.500%	9/15/28	12,195	12,422
	Richmond County GA Dev. Auth.
	Environmental Improvement Rev.	5.750%	11/1/27	3,000	3,055
	Winder-Barrow County GA Joint Dev.
	Auth. Solid Waste Disposal Rev.
	(Republic Services Inc.) VRDO	3.610%	11/7/07	23,800	23,800
					92,832
Guam (0.7%)
1	Guam Govt. GO	5.000%	11/15/23	7,500	7,259
1	Guam Govt. GO	5.125%	11/15/27	7,400	7,096
1	Guam Govt. GO	5.250%	11/15/37	22,500	21,424
	Guam Govt. Waterworks Auth.
	Water & Wastewater System Rev.	6.000%	7/1/25	2,000	2,079
	Guam Govt. Waterworks Auth.
	Water & Wastewater System Rev.	5.875%	7/1/35	5,000	5,116
					42,974
Hawaii (1.1%)
	Hawaii GO	5.000%	7/1/19 (2)	14,055	14,898
	Hawaii GO	5.000%	7/1/20 (2)	14,850	15,707

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Honolulu HI City & County GO	5.250%	7/1/12 (3)	4,950	5,302
Honolulu HI City & County GO	5.250%	7/1/20 (3)	15,360	16,617
Honolulu HI City & County GO	5.000%	7/1/22 (3)	8,115	8,531
Honolulu HI City & County Waste Water GO	0.000%	7/1/17 (3)	6,000	4,001
Honolulu HI City & County Waste Water GO	0.000%	7/1/18 (3)	2,000	1,268
				66,324
Idaho (0.1%)
Idaho Housing & Finance Assn.
Single Family Mortgage Rev.	5.125%	1/1/29	3,100	3,186
Madison County ID Hosp. Rev.	5.250%	9/1/37	1,650	1,583
				4,769
Illinois (2.7%)
Chicago IL GO	5.125%	1/1/09 (3)(Prere.)	100	103
Chicago IL GO	0.000%	1/1/16 (1)(Prere.)	7,795	7,400
Chicago IL GO	0.000%	1/1/16 (1)(Prere.)	7,445	7,077
Chicago IL GO	0.000%	1/1/26 (1)	2,755	2,533
Chicago IL GO	0.000%	1/1/27 (1)	2,630	2,414
Chicago IL GO	5.125%	1/1/29 (3)	6,730	6,876
Chicago IL Midway Airport Rev.	5.500%	1/1/14 (4)	6,410	6,744
Chicago IL Midway Airport Rev.	5.500%	1/1/15 (4)	4,760	5,009
Chicago IL Midway Airport Rev.	5.500%	1/1/16 (4)	7,135	7,498
Chicago IL Midway Airport Rev.	5.500%	1/1/17 (4)	7,525	7,898
Chicago IL Midway Airport Rev.	5.500%	1/1/18 (4)	7,940	8,307
Chicago IL Public Building Comm. GO	7.000%	1/1/15 (1)(ETM)	6,560	7,272
Chicago IL Public Building Comm. GO	7.000%	1/1/20 (1)(ETM)	10,000	12,606
Illinois Dev. Finance Auth. Solid Waste
Disp. Rev. (Waste Management)	5.050%	1/1/10	9,750	9,867
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)	5.500%	8/15/43	20,500	21,472
Illinois Finance Auth. Rev. (OSF Healthcare System)	5.750%	11/15/37	17,000	17,969
Illinois Finance Auth. Rev. (Smith Village Project)	6.125%	11/15/25	7,635	7,797
Illinois Finance Auth. Rev.
(Tabor Hills Supportive Living)	5.250%	11/15/36	3,000	2,834
Illinois Finance Auth. Student Housing Rev.	5.125%	6/1/35	4,000	3,398
Illinois Health Fac. Auth. Rev.
(Centegra Health System)	5.100%	9/1/11 (2)	3,105	3,174
Illinois Health Fac. Auth. Rev.
(Centegra Health System)	5.250%	9/1/18 (2)	2,500	2,550
Illinois Sales Tax Rev.	5.500%	6/15/16 (3)	3,000	3,346
Illinois Sales Tax Rev.	5.750%	6/15/19 (3)	5,000	5,722
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	5.250%	6/15/42 (1)	10,000	10,379
				170,245
Indiana (2.2%)
Indiana Health & Educ. Fac. Financing Auth. Rev.
(Ascension Health Credit Group)	5.000%	11/15/39	46,395	46,514
Indiana Health Fac. Finance Auth. Rev.
(Ancilla System, Inc.)	7.375%	7/1/23 (ETM)	19,400	25,640
Indiana Office Building Comm. Rev.
(Capitol Complex)	6.900%	7/1/11	11,115	11,847
Indianapolis IN Airport Auth. Rev.
(Federal Express Corp.)	5.100%	1/15/17	21,000	21,406
Indianapolis IN Local Public Improvement Rev.	6.750%	2/1/14	21,500	24,084
Vigo County IN Econ. Dev. Rev.
(Republic Services Inc.) VRDO	3.610%	11/7/07	10,000	10,000
				139,491

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Iowa (0.4%)
Tobacco Settlement Financing Corp. Iowa Rev.	0.000%	6/1/34	25,000	23,188

Kansas (0.9%)
Olathe Kansas Senior Living Fac. Rev.
Catholic Care Campus Inc.	6.000%	11/15/26	2,000	2,015
Olathe Kansas Senior Living Fac. Rev.
Catholic Care Campus Inc.	6.000%	11/15/38	2,000	2,004
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/32	9,000	9,493
Overland Park KS Convention Center & Hotel Project	9.000%	1/1/32	21,100	21,648
Salina KS Hosp. Rev. (Salina Regional Health)	4.500%	10/1/26	1,000	943
Salina KS Hosp. Rev. (Salina Regional Health)	4.625%	10/1/31	1,000	942
Salina KS Hosp. Rev. (Salina Regional Health)	5.000%	10/1/36	825	825
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/36	15,830	15,757
				53,627
Kentucky (1.0%)
Jefferson County KY Health Fac. Rev.
(Jewish Hosp. Health)	5.650%	1/1/17 (2)	8,000	8,167
Jefferson County KY Health Fac. Rev.
(Jewish Hosp. Health)	5.700%	1/1/21 (2)	2,000	2,040
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/17 (1)	7,500	8,035
Kentucky Property & Building Comm. Rev.	5.250%	10/1/15 (4)	5,300	5,827
Kentucky Property & Building Comm. Rev.	5.250%	10/1/16 (4)	7,000	7,714
Kentucky Property & Building Comm. Rev.	5.000%	10/1/17 (2)	6,000	6,515
Kentucky Property & Building Comm. Rev.	5.250%	10/1/17 (4)	2,000	2,207
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.250%	1/1/11 (4)(Prere.)	6,000	6,310
Russell KY Rev. Bon Secours Health System	5.625%	11/15/30	16,000	16,455
				63,270
Louisiana (2.7%)
Calcasieu Parish LA IDR PCR
(Entergy Gulf States Inc.)	5.450%	7/1/10	5,000	5,004
East Baton Rouge LA Mortgage Fin. Auth.
Single Family Rev.	5.400%	4/1/38	2,945	3,113
Ernest N. Morial - New Orleans LA
Exhibit Hall Special Tax	5.000%	7/15/13 (2)(Prere.)	27,000	28,933
Louisiana Housing Finance Agency
Single Family Mortgage Rev. Home Ownership	5.950%	6/1/38	10,000	10,884
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/38	45,000	44,633
Saint John Baptist Parish Louisiana Rev.
(Marathon Oil Corp.)	5.125%	6/1/37	75,000	74,029
				166,596
Maine (0.2%)
Jay ME Solid Waste Disposal Rev.	6.200%	9/1/19	9,250	9,609

Maryland (2.7%)
Maryland Dept. of Housing & Community Dev. Rev.	5.750%	3/1/41	13,100	13,985
Maryland Econ. Dev. Corp.
(Chesapeake Bay Conference Center)	7.750%	12/1/09 (Prere.)	25,000	27,306
Maryland Econ. Dev. Corp. Rev.
(Chesapeake Bay Conference Center)	5.000%	12/1/16	3,000	2,972
Maryland Econ. Dev. Corp. Rev.
(Chesapeake Bay Conference Center)	5.000%	12/1/31	12,000	10,972
Maryland Econ. Dev. Corp. Rev.
(Chesapeake Bay Conference Center)	5.250%	12/1/31	2,000	1,894

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Health & Higher Educ. Fac.
Auth. Rev. (King Farm Presbyterian Community)	4.750%	1/1/13	10,000	9,880
Maryland Health & Higher Educ. Fac.
Auth. Rev. (King Farm Presbyterian Community)	5.000%	1/1/17	11,500	11,202
Maryland Health & Higher Educ. Fac.
Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38 (4)	30,000	32,876
Maryland Health & Higher Educ. Fac.
Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/10 (Prere.)	15,000	16,391
Maryland Health & Higher Educ. Fac.
Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/11 (Prere.)	8,070	8,549
Maryland Health & Higher Educ. Fac.
Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/11 (Prere.)	15,500	16,420
Maryland Health & Higher Educ. Fac.
Auth. Rev. (Univ. of Maryland Medical System)	5.750%	7/1/11 (Prere.)	3,930	4,230
Maryland Health & Higher Educ. Fac.
Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/12 (Prere.)	6,500	7,182
Maryland Health & Higher Educ. Fac.
Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/12 (Prere.)	3,000	3,315
Maryland Ind. Dev. Financing Auth. Econ.
Dev. Rev. (Our Lady of Good Counsel School)	5.500%	5/1/20	420	426
Maryland Ind. Dev. Financing Auth. Econ.
Dev. Rev. (Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	2,042
				169,642
Massachusetts (3.1%)
Massachusetts Dev. Finance Agency Resource
Recovery Rev. (Waste Management Inc.) PUT	6.900%	12/1/09	2,000	2,095
Massachusetts Dev. Finance Agency Rev.
(Linden Ponds Inc.)	5.750%	11/15/35	3,700	3,624
Massachusetts Dev. Finance Agency Rev.
(Linden Ponds Inc.)	5.750%	11/15/42	3,800	3,699
Massachusetts GO	5.250%	8/1/22 (1)	25,000	27,805
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.700%	7/1/15	22,500	23,095
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.)	5.000%	7/15/35	15,110	15,383
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/11	5,685	5,999
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32	17,000	17,864
* Massachusetts Ind. Finance Agency Solid Waste
Disposal Rev. (Massachusetts Paper Co.)	8.500%	11/1/12	5,098	5
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/15 (1)	7,535	8,013
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14 (3)(Prere.)	15,000	16,698
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/20	13,920	15,081
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19 (ETM)	43,700	51,625
				190,986
Michigan (1.2%)
Delta County MI Econ. Dev. Corp. Rev.
(Mead Westvaco)	6.250%	4/15/12 (Prere.)	11,000	12,180
Michigan Hosp. Finance Auth. Rev.
(Henry Ford Health System)	5.250%	11/15/32	5,000	5,090
Michigan Hosp. Finance Auth. Rev.
(Henry Ford Health System)	5.250%	11/15/46	55,000	55,503
				72,773

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota (1.5%)
Breckenridge MN Rev. (Catholic Health Initiatives)	5.000%	5/1/30	3,000	3,037
Maple Grove MN Health Care System Rev.
(Maple Grove Hosp. Corp.)	5.250%	5/1/28	4,500	4,577
Maple Grove MN Health Care System Rev.
(Maple Grove Hosp. Corp.)	5.250%	5/1/37	16,000	16,179
Minneapolis & St. Paul MN Metro. Airport	5.200%	1/1/08 (2)(Prere.)	7,000	7,089
Minneapolis MN Health Care System
(Allina Health System)	5.750%	11/15/12 (Prere.)	39,000	42,851
Minneapolis MN Health Care System
(Allina Health System)	6.000%	11/15/12 (Prere.)	7,000	7,771
Rochester MN Health Care Fac. Rev.
(Mayo Foundation)	5.375%	11/15/18	8,850	9,009
Rochester MN Health Care Fac. Rev.
(Mayo Foundation)	5.500%	11/15/27	4,500	4,580
				95,093
Mississippi (0.3%)
Mississippi Dev. Bank Special Obligation Muni.
Energy Agency Rev.	5.000%	3/1/31 (10)	11,365	11,644
Mississippi Home Corp. Single Family Rev.	5.500%	6/1/38	3,990	4,242
				15,886
Missouri (1.3%)
Missouri Dev. Finance Board Infrastructure Fac.
Branson Landing Rev.	5.000%	6/1/35	4,000	3,810
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke’s Mission Health System)	5.375%	11/15/16 (1)	7,000	7,079
Missouri Housing Dev. Corp. Single
Family Mortgage Rev.	6.050%	3/1/37	11,920	12,797
Missouri Housing Dev. Corp. Single
Family Mortgage Rev.	6.000%	3/1/38	4,600	5,009
Missouri Housing Dev. Corp. Single
Family Mortgage Rev.	5.600%	9/1/38	8,500	9,190
Missouri Jt. Muni. Electric Util. Comm. Power
Project Rev. Plum Point Project	5.000%	1/1/28 (1)	5,000	5,176
St. Louis MO Airport Rev. Lambert-St. Louis
International Airport	5.500%	7/1/27 (1)	10,000	11,338
St. Louis MO Airport Rev. Lambert-St. Louis
International Airport	5.500%	7/1/28 (1)	10,000	11,379
St. Louis MO Airport Rev. Lambert-St. Louis
International Airport	5.500%	7/1/29 (1)	6,000	6,834
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/37	11,000	11,052
				83,664
Montana (0.1%)
Montana Board Housing
(Single Family Mortgage) Rev.	5.750%	12/1/37	6,410	6,813

Nebraska (0.8%)
Lancaster County NE Hosp. Auth. Rev.
(BryanLGH Medical Center)	5.250%	6/1/11 (2)(Prere.)	5,500	5,819
Lincoln NE Lincoln Electric System Rev.	5.250%	9/1/11 (Prere.)	22,370	23,737
Lincoln NE Lincoln Electric System Rev.	5.250%	9/1/11 (Prere.)	21,345	22,649
				52,205

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada (0.7%)
Clark County NV Airport Improvement Rev.	5.000%	7/1/08	8,000	8,067
Clark County NV PCR
(Southern California Edison Co.) PUT	3.250%	3/2/09	12,500	12,355
Henderson NV Health Care Fac. Rev.
(Catholic Healthcare West)	5.250%	7/1/31	21,750	22,145
				42,567
New Hampshire (0.3%)
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	3.500%	2/1/09	20,925	20,771

New Jersey (6.6%)
Gloucester County NJ Improvement Auth.
Solid Waste Resource Rev. PUT	6.850%	12/1/09	5,000	5,257
Gloucester County NJ Improvement Auth.
Solid Waste Resource Rev. PUT	7.000%	12/1/09	1,500	1,574
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.125%	1/1/19	2,000	2,007
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.000%	1/1/29	7,500	7,600
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.125%	1/1/29	10,000	10,012
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.125%	1/1/29	2,000	2,002
New Jersey Econ. Dev. Auth. Retirement
Community Rev. (Seabrook Village Inc.)	5.250%	11/15/26	2,000	1,892
New Jersey Econ. Dev. Auth. Retirement
Community Rev. (Seabrook Village Inc.)	5.250%	11/15/36	2,000	1,844
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/29	20,000	20,950
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/31	6,500	6,696
New Jersey Econ. Dev. Auth. Rev.
(Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	2,250	2,598
New Jersey Econ. Dev. Auth. Rev.
(Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	30,500	35,219
New Jersey Econ. Dev. Auth. Rev.
(Lions Gate Project)	5.000%	1/1/15	825	802
New Jersey Econ. Dev. Auth. Rev.
(Lions Gate Project)	5.750%	1/1/25	710	717
New Jersey Econ. Dev. Auth. Rev.
(Lions Gate Project)	5.875%	1/1/37	1,230	1,231
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/24 (1)	18,055	20,080
New Jersey Econ. Dev. Auth. Rev.
(Presbyterian Home at Montgomery)	6.375%	11/1/31	10,000	10,220
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/19 (2)	25,000	28,290
New Jersey Econ. Dev. Auth. Special Fac. Rev.
(Continental Airlines, Inc.)	6.625%	9/15/12	14,000	14,447
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	2,410	2,646
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (ETM)	2,390	2,624
New Jersey Transit Corp. Capital GAN	5.500%	2/1/09 (2)	61,405	61,503
New Jersey Transp. Corp. COP	5.750%	9/15/15	26,620	28,504
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/13 (Prere.)	16,000	17,560
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/13 (Prere.)	20,000	21,950
New Jersey Transp. Trust Fund Auth. Rev.	4.250%	12/15/22 (4)	2,000	1,963
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23 (3)	10,000	11,687
New Jersey Turnpike Auth. Rev.	5.000%	1/1/22 (4)	16,630	17,475

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35 (2)	32,495	23,407
Tobacco Settlement Financing Corp.
New Jersey Rev.	4.500%	6/1/23	9,305	8,681
Tobacco Settlement Financing Corp.
New Jersey Rev.	4.625%	6/1/26	46,750	41,200
				412,638
New Mexico (1.5%)
New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/25	22,550	23,660
New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/26	8,000	8,375
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	11,000	11,700
New Mexico Hosp. Equipment Loan
Council Hosp. System Rev.
(Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	27,550	29,640
New Mexico Mortgage Finance Auth.
Single Family Mortgage	5.600%	7/1/38	9,500	10,144
New Mexico Mortgage Finance Auth.
Single Family Mortgage	5.300%	1/1/39	6,500	6,858
Univ. of New Mexico Univ. Rev.	5.000%	7/1/32 (4) (7)	3,500	3,591
				93,968
New York (7.4%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	5,000	5,536
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	3,745	4,144
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	4,979
Essex County NY IDA Solid Waste
Disposal Rev. (International Paper)	5.200%	12/1/23	2,750	2,723
Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47 (1)	30,000	28,566
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/12 (4)	10,000	8,449
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	18,000	21,106
Metro. New York Transp. Auth. Rev.
(Service Contract)	7.375%	7/1/08 (ETM)	4,465	4,567
Metro. New York Transp. Auth. Rev.
(Service Contract)	5.500%	7/1/14	15,460	17,023
Metro. New York Transp. Auth. Rev.
(Service Contract)	5.500%	7/1/15	28,165	31,243
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18 (2)	5,000	5,650
New York City NY IDA Special Fac. Rev.	5.500%	1/1/17	3,250	3,488
New York City NY IDA Special Fac. Rev.	5.500%	1/1/18	3,500	3,739
New York City NY IDA Special Fac. Rev.	5.500%	1/1/19	4,500	4,792
New York City NY IDA Special Fac. Rev.	5.500%	1/1/20	4,000	4,243
New York City NY IDA Special Fac. Rev.	7.750%	8/1/31	15,000	17,008
New York City NY Muni. Water Finance
Auth. Water & Sewer System Rev.	5.000%	6/15/35 (1)	24,635	25,231
New York State Dormitory Auth. Rev. (City Univ.)	7.500%	7/1/10	3,050	3,232
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/34	5,000	4,985
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/17 (4)	8,000	8,590
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/19 (2)	10,000	11,262
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/22 (4)	5,500	5,788
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/13	13,380	15,830
New York State Dormitory Auth. Rev.
Non State Supported Debt (Long Island
Jewish Obligated Group)	4.319%	5/1/18	23,370	23,077

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
Non State Supported Debt (Long Island
Jewish Obligated Group)	5.000%	5/1/37	10,000	10,060
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.900%	11/1/10 (1)	7,535	7,711
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	5.000%	11/1/11 (1)	6,780	6,941
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	5.100%	11/1/12 (1)	8,445	8,646
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	20,000	22,619
Niagara County NY IDA
Solid Waste Disposal Rev. PUT	5.450%	11/15/12	16,000	16,311
Niagara County NY IDA
Solid Waste Disposal Rev. PUT	5.550%	11/15/13	12,500	12,760
Niagara County NY IDA
Solid Waste Disposal Rev. PUT	5.625%	11/15/14	3,000	3,051
Port Auth. of New York & New Jersey Rev.	6.000%	10/15/32 (1)	8,725	8,819
Port Auth. of New York & New Jersey
Special Obligation Rev. (JFK International Airport)	6.250%	12/1/08 (1)	4,000	4,111
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/17 (ETM)	10,000	11,075
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/18	15,000	15,982
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/20 (1)	10,000	11,360
Triborough Bridge & Tunnel Auth. New York Rev.
(Convention Center Project)	7.250%	1/1/10	6,595	6,856
Ulster County NY IDA Rev.	6.000%	9/15/37	10,500	10,341
Ulster County NY IDA Rev.	6.000%	9/15/42	7,000	6,869
Westchester County NY Health Care Corp. Rev.	5.875%	11/1/25	11,500	11,747
Westchester County NY Health Care Corp. Rev.	6.000%	11/1/30	20,000	20,373
				460,883
North Carolina (3.1%)
North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.)	5.250%	10/1/11 (Prere.)	28,355	30,156
North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.)	5.250%	10/1/39	6,645	6,913
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	17,455	18,464
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14	6,000	6,426
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/15	8,000	8,459
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/16	3,000	3,165
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/17	2,000	2,104
North Carolina Eastern Muni. Power Agency Rev.	6.500%	1/1/18 (ETM)	6,665	8,095
North Carolina Housing Finance Agency
Homeownership Rev.	5.500%	1/1/38	4,000	4,220
North Carolina Housing Finance Agency
Homeownership Rev.	5.500%	7/1/38	9,000	9,515
North Carolina Medical Care Comm.
Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/39	15,000	15,082
North Carolina Medical Care Comm.
Health Care Fac. (Pennbyrn)	6.125%	10/1/35	12,500	12,683
North Carolina Medical Care Comm.
Health Care Fac. (Presbyterian Homes)	6.875%	10/1/10 (Prere.)	4,000	4,370
North Carolina Medical Care Comm.
Health Care Fac. (Presbyterian Homes)	7.000%	10/1/10 (Prere.)	15,000	16,592
North Carolina Medical Care Comm.
Health Care Fac. (Salemtowne)	5.000%	10/1/23	1,850	1,738

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	North Carolina Medical Care Comm.
	Health Care Fac. (Salemtowne)	5.100%	10/1/30	1,155	1,061
	North Carolina Medical Care Comm.
	Health Systems Rev. (Mission Health
	Combined Group)	4.250%	10/1/29 (4)	21,000	19,660
	North Carolina Medical Care Comm.
	Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/27	2,750	2,602
	North Carolina Medical Care Comm.
	Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/33	3,000	2,760
	North Carolina Medical Care Comm.
	Retirement Fac. Rev. (United Methodist
	Retirement Home)	7.250%	10/1/09 (Prere.)	13,000	13,939
	North Carolina Medical Care Comm.
	Retirement Fac. Rev. (Village at Brookwood)	5.250%	1/1/32	3,500	3,226
	North Carolina Muni. Power Agency Rev.	5.500%	1/1/15 (1)	3,500	3,877
					195,107
Northern Mariana Islands (0.2%)
3	Northern Mariana Islands GO	7.375%	6/1/10 (Prere.)	10,500	11,507

Ohio (2.7%)
	American Muni. Power Ohio Inc.
	Electricity Purchase Rev.	5.000%	2/1/12	27,000	28,028
	American Muni. Power Ohio Inc.
	Electricity Purchase Rev.	5.000%	2/1/13	7,000	7,314
	Buckeye OH Tobacco Settlement
	Financing Corp. Rev.	0.000%	6/1/37	50,000	36,612
	Montgomery County OH Hosp. Fac. Rev.
	(Grandview Hosp.)	5.750%	12/1/07 (9)(ETM)	3,300	3,305
	Montgomery County OH Hosp. Fac. Rev.
	(Grandview Hosp.)	5.350%	12/1/08 (9)(ETM)	4,615	4,703
	Montgomery County OH Hosp. Fac. Rev.
	(Grandview Hosp.)	5.400%	12/1/09 (9)(ETM)	3,850	3,993
	Ohio Higher Educ. Fac. Comm. Rev.
	(Kenyon College)	5.000%	7/1/41	21,000	21,234
	Ohio Higher Educ. Fac. Comm. Rev.
	(Univ. Hospitals Health System)	5.250%	1/15/46	20,000	20,129
	Ohio Solid Waste Rev.
	(Waste Management Inc.) PUT	4.670%	11/1/07	15,465	15,465
	Ohio Water Dev. Auth. PCR	5.500%	12/1/21	10,440	11,883
	Parma OH Hosp. Improvement Rev.
	(Parma Community General Hosp.)	5.350%	11/1/08 (Prere.)	2,500	2,569
	Scioto County OH Marine Terminal Fac.
	(Norfolk Southern Corp.)	5.300%	8/15/13	14,750	15,244
					170,479
Oklahoma (1.2%)
	Oklahoma County OK Finance Auth. Rev.
	Retirement Fac.	6.125%	11/15/25	2,000	2,004
	Oklahoma County OK Finance Auth. Rev.
	Retirement Fac.	6.000%	11/15/38	7,500	7,375
	Oklahoma Housing Finance Agency Single Family
	Mortgage Rev. Homeownership Loan Program	5.750%	9/1/36	6,685	7,155
	Oklahoma Housing Finance Agency Single Family
	Mortgage Rev. Homeownership Loan Program	5.800%	9/1/37	4,250	4,590
	Oklahoma Housing Finance Agency Single Family
	Mortgage Rev. Homeownership Loan Program	5.875%	9/1/37	6,210	6,739

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oklahoma Housing Finance Agency Single Family
Mortgage Rev. Homeownership Loan Program	5.950%	9/1/37	9,000	9,888
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/20 (2)	4,250	4,495
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/21 (2)	4,510	4,753
Tulsa County OK Ind. Auth. Rev.
(St. Francis Health System)	5.000%	12/15/36	12,000	12,052
Tulsa OK Muni. Airport Transp. Rev.
(American Airlines) PUT	5.650%	12/1/08	15,500	15,448
				74,499
Oregon (0.2%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.250%	5/1/21	5,000	5,166
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.750%	12/1/20	1,595	1,674
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.750%	12/1/20 (ETM)	1,405	1,493
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.000%	5/1/32	3,000	3,023
				11,356
Pennsylvania (2.6%)
Allegheny County PA Airport Rev.
(Pittsburgh International Airport)	5.750%	1/1/11 (1)	6,000	6,360
Bucks County PA IDA Retirement Community Rev.
(Ann’s Choice)	6.250%	1/1/35	3,000	3,077
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System)	5.500%	8/15/23	27,700	30,507
Lebanon County PA Health Fac. Auth.
(Pleasant View Retirement)	5.125%	12/15/20	1,000	956
Lebanon County PA Health Fac. Auth.
(Pleasant View Retirement)	5.300%	12/15/26	500	470
Montgomery County PA IDA Auth. Retirement
Community Rev. (ACTS Retirement–
Life Communities Obligated Group)	5.000%	11/15/22	3,000	2,994
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/14 (2)	6,000	6,352
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/15 (2)	3,500	3,705
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	4.625%	12/1/18 (2)	10,500	10,502
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Reliant Energy Seward Project)	6.750%	12/1/36	10,000	10,712
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania Health System)	5.000%	8/15/14 (2)	10,000	10,760
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14 (4)	10,000	10,817
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (3)	21,500	23,945
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	4.389%	12/1/17	42,210	41,295
				162,452
Puerto Rico (3.3%)
Puerto Rico GO	5.000%	7/1/33	8,400	8,465
Puerto Rico Muni. Finance Agency	5.250%	8/1/18 (4)	23,570	26,144
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/24	17,040	18,112
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/33	24,750	25,463
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/34	17,200	17,847
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/12 (2)	33,000	34,909
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	34,000	36,111
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54 (2)	62,390	5,790
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56	450,000	35,132
				207,973

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina (3.3%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/27	11,120	11,455
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/29	22,500	23,524
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/31	11,500	11,778
Charleston SC Educ. Excellence Financing Corp. Rev.
(Charleston County School Dist.)	5.250%	12/1/25	5,000	5,248
Greenville County SC School Dist. GO	5.000%	12/1/27	35,000	36,212
Greenville County SC School Dist. GO	5.000%	12/1/28	12,480	12,894
Lancaster County SC Assessment Rev.	5.450%	12/1/37	1,650	1,436
Lexington County SC Health Services
Dist. Inc. Hospital Rev.	5.000%	11/1/32	30,000	29,788
Richland County SC (International Paper)	6.100%	4/1/23	22,750	23,761
South Carolina Jobs Econ. Dev. Auth.
Health Care Fac. Rev. (Lutheran Homes)	5.375%	5/1/21	1,500	1,434
South Carolina Jobs Econ. Dev. Auth.
Health Care Fac. Rev. (Lutheran Homes)	5.500%	5/1/28	1,100	1,043
South Carolina Jobs Econ. Dev. Auth.
Health Care Fac. Rev. (Lutheran Homes)	5.625%	5/1/42	1,000	943
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/10 (Prere.)	19,500	22,047
South Carolina Public Service Auth. Rev.	5.000%	1/1/17 (1)	4,000	4,323
South Carolina Public Service Auth. Rev.	5.000%	1/1/18 (1)	6,000	6,486
South Carolina Public Service Auth. Rev.	5.000%	1/1/19 (1)	10,000	10,809
				203,181
Tennessee (4.2%)
Memphis TN Electric System Rev.	5.000%	12/1/16 (1)	40,000	42,321
Memphis-Shelby County TN Airport Auth. Rev.	5.050%	9/1/12	5,100	5,241
Memphis-Shelby County TN Airport Auth. Rev.	6.000%	3/1/24 (2)	7,450	7,816
Metro. Govt. of Nashville &
Davidson County TN Electric Rev.	5.200%	5/15/23	17,000	17,455
Metro. Govt. of Nashville &
Davidson County TN GO	5.500%	10/15/11 (3)(Prere.)	10,865	11,657
Metro. Govt. of Nashville &
Davidson County TN GO	5.500%	10/15/11 (3)(Prere.)	9,235	9,908
Metro. Govt. of Nashville &
Davidson County TN GO	5.500%	10/15/15 (3)	4,070	4,351
Metro. Govt. of Nashville &
Davidson County TN GO	5.500%	10/15/16 (3)	4,310	4,609
Metro. Govt. of Nashville &
Davidson County TN GO	5.000%	1/1/19 (1)	8,395	8,870
Springfield TN Health & Educ. Fac. Board
Hosp. Rev. (Northcrest Medical Center)	4.900%	8/1/08	670	673
Sullivan County TN Health & Housing Fac.
Board Hosp. Rev. Wellmont Health System	5.250%	9/1/26	3,500	3,512
Sullivan County TN Health & Housing Fac.
Board Hosp. Rev. Wellmont Health System	5.250%	9/1/36	12,000	11,806
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/14	25,370	26,163
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/15	30,495	31,423
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/19	25,865	26,152
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20	10,000	10,045
Tennessee Housing Dev. Agency
(Homeownership Program)	5.750%	1/1/37	15,775	16,786
Tennessee Housing Dev. Agency
(Homeownership Program)	5.750%	7/1/37	20,000	21,298
				260,086

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas (5.3%)
Bexar County TX Health Fac. Dev. Corp. Rev.
(Army Retirement Residence)	5.000%	7/1/27	1,000	971
Bexar County TX Health Fac. Dev. Corp. Rev.
(Army Retirement Residence)	5.000%	7/1/33	760	723
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)	7.750%	12/1/18	5,000	5,171
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	5.200%	5/15/08	35,200	35,413
Harris County TX GO	0.000%	10/1/13 (1)	9,630	7,672
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10 (2)(ETM)	1,735	1,794
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10 (2)	5,140	5,376
Harris County TX Hosp. Dist. Rev.	6.000%	8/15/10 (1)(Prere.)	13,985	14,907
Houston TX Water & Sewer System Rev.	0.000%	12/1/10 (2)	5,000	4,460
Houston TX Water & Sewer System Rev.	0.000%	12/1/11 (2)	24,810	21,302
Houston TX Water & Sewer System Rev.	0.000%	12/1/12 (2)	26,000	21,442
Lower Colorado River Auth. Texas PCR
(Samsung Austin Semiconductor LLC)	6.950%	4/1/30	12,350	13,014
Matagorda County TX Navigation Dist. PCR
(Centerpoint Energy)	5.600%	3/1/27	7,500	7,781
Mesquite TX Health Fac. Dev.
Christian Care Center Rev.	5.500%	2/15/25	2,100	2,114
Mesquite TX Health Fac. Dev.
Christian Care Center Rev.	5.625%	2/15/35	3,400	3,401
Mission TX Econ. Dev. Corp. Solid
Waste Disposal Rev. (Allied Waste Inc. Project)	5.200%	4/1/18	4,000	3,935
San Antonio TX Electric & Gas Rev.	5.000%	2/1/17 (ETM)	2,560	2,737
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13	5,240	5,588
Texas A & M Univ. Rev. Financing System	5.000%	5/15/14	5,000	5,364
Texas A & M Univ. Rev. Financing System	5.000%	5/15/15	5,550	5,977
Texas A & M Univ. Rev. Financing System	5.000%	5/15/15	7,080	7,625
Texas A & M Univ. Rev. Financing System	5.000%	5/15/16	5,000	5,354
Texas A & M Univ. Rev. Financing System	5.000%	5/15/16	3,245	3,475
Texas Dept. of Housing & Community
Affairs Single Mortgage Rev.	5.625%	3/1/39	8,000	8,549
Texas Muni. Gas Acquisition & Supply Corp. Rev.	4.515%	9/15/17	40,000	39,150
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/17	8,400	8,728
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/19	22,500	23,171
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/20	22,500	23,013
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (1)(ETM)	280	195
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/13	2,500	2,663
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/14	6,650	7,128
Texas Turnpike Auth. Dallas Northway Rev.
(President George Bush Turnpike)	0.000%	1/1/11 (2)(ETM)	7,000	6,225
Texas Water Finance Assistance GO	5.750%	8/1/31	21,395	22,670
				327,088
Virgin Islands (0.8%)
Virgin Islands Public Finance Auth. Rev.	6.000%	10/1/08	4,915	4,976
Virgin Islands Public Finance Auth. Rev.	5.200%	10/1/09	3,065	3,128
Virgin Islands Public Finance Auth. Rev.	5.750%	10/1/13	11,000	11,193
Virgin Islands Public Finance Auth. Rev.	5.875%	10/1/18	19,000	19,297
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19	10,000	10,771
				49,365
Virginia (1.9%)
Albemarle County VA IDA Residential Care Fac. Rev.
(Westminster-Canterbury Blue Ridge)	5.000%	1/1/31	1,250	1,167

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Alexandria VA Redev. & Housing Auth. Rev.
	(Portals West)	7.250%	10/1/31	5,605	5,938
2	Alexandria VA Redev. & Housing Auth. Rev.
	(Portals West)	8.250%	4/1/32	475	515
	Chesterfield County VA Mortgage Rev.
	(Brandermill Woods)	6.500%	1/1/28	14,719	15,205
	Fairfax County VA Econ. Dev. Auth.
	Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/22	4,000	4,018
	Fairfax County VA Econ. Dev. Auth.
	Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/27	3,375	3,312
	Fairfax County VA Econ. Dev. Auth.
	Residential Care Fac. Rev. (Goodwin House Inc.)	5.125%	10/1/37	5,000	4,855
	Henrico County VA Econ. Dev. (Bon Secours)	5.600%	11/15/30	7,600	7,824
	Lynchburg VA IDA Healthcare Fac. Rev.
	(Centra Health)	5.200%	1/1/08 (Prere.)	2,985	3,023
	Lynchburg VA IDA Healthcare Fac. Rev.
	(Centra Health)	5.200%	1/1/18	515	521
	Norfolk VA Redev. Housing Auth. Rev.	6.000%	1/1/25	500	502
	Norfolk VA Redev. Housing Auth. Rev.	6.125%	1/1/35	1,100	1,101
	Stafford County VA Econ. Dev. Auth.
	Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/37	40,000	40,412
	Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	10,000	11,199
	Tobacco Settlement Financing Corp. Virginia Rev.	0.000%	6/1/46	9,500	6,331
	Virginia Beach VA Dev. Auth. Residential Care Fac.
	Mortgage Rev. (Westminster Canterbury)	7.250%	11/1/09 (Prere.)	9,000	9,813
					115,736
Washington (0.8%)
	Chelan County WA Public Util. Dist.
	(Rock Island Hydro)	0.000%	6/1/10 (1)	19,550	17,734
	Chelan County WA Public Util. Dist.
	(Rock Island Hydro)	0.000%	6/1/11 (1)	11,400	9,927
	Chelan County WA Public Util. Dist.
	(Rock Island Hydro)	0.000%	6/1/12 (1)	19,650	16,381
	Port of Seattle WA GO	5.000%	11/1/10 (4)	6,675	6,939
					50,981
West Virginia (0.6%)
	Mason County WV PCR Appalachian
	Power Co. Project	5.500%	10/1/22	20,000	20,181
	Pleasants County West VA Pollution Control Rev.	5.250%	10/15/37	10,000	10,031
	West Virginia Building Comm. Rev.
	(Jail & Correction Fac.)	7.000%	7/1/13 (1)(ETM)	8,390	9,845
					40,057
Wisconsin (0.1%)
	Wisconsin Health & Educ. Fac. Auth. Rev.
	(Beaver Dam Community Hosp.)	6.750%	8/15/34	3,500	3,726
Total Municipal Bonds (Cost $5,963,132)					6,071,679
				Shares
Temporary Cash Investment (1.8%)
4	Vanguard Municipal Cash Management Fund
	(Cost $113,292)	3.425%	113,292,032		113,292
Total Investments (99.4%) (Cost $6,076,424)					6,184,971

High-Yield Tax-Exempt Fund

Market
Value•
($000)
Other Assets and Liabilities (0.6%)
Other Assets—Note B	129,089
Liabilities	(92,459)
36,630
Net Assets (100%)	6,221,601

At October 31, 2007, net assets consisted of:5

Amount
($000)
Paid-in Capital	6,206,053
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(94,410)
Unrealized Appreciation
Investment Securities	108,547
Futures Contracts	1,411
Net Assets	6,221,601

Investor Shares—Net Assets
Applicable to 185,014,172 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,965,472
Net Asset Value Per Share—Investor Shares	$10.62

Admiral Shares—Net Assets
Applicable to 400,638,581 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,256,129
Net Asset Value Per Share—Admiral Shares	$10.62

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security—interest payments in default.

1  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2007.

2  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of these securities was $10,823,000, representing 0.2% of net assets.

3  Securities with a value of $9,863,000 have been segregated as initial margin for open futures contracts.

4  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

For key to abbreviations and other references, see back cover.

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Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2007 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

F950 122007

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a)  Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2007: $154,000

Fiscal Year Ended October 31, 2006: $155,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2007: $2,835,320

Fiscal Year Ended October 31, 2006: $2,347,620

(b)   Audit-Related Fees.

Fiscal Year Ended October 31, 2007: $630,400

Fiscal Year Ended October 31, 2006: $530,000

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)   Tax Fees.

Fiscal Year Ended October 31, 2007: $215,900

Fiscal Year Ended October 31, 2006: $101,300

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)   All Other Fees.

Fiscal Year Ended October 31, 2007: $0

Fiscal Year Ended October 31, 2006: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)   (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)   For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)  Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2007: $215,900

Fiscal Year Ended October 31, 2006: $101,300

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)   For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)  Code of Ethics.

(b)  Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS
BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: December 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS
BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: December 11, 2007

VANGUARD MUNICIPAL BOND FUNDS
BY:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: December 11, 2007

*By Power of Attorney. See File Number 333-145624, filed on August 22, 2007. Incorporated by Reference.